TABLE OF CONTENTS

SEPARATE ACCOUNT A

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-6
Statements of Operations	SA-26
Statements of Changes in Net Assets	SA-46
Financial Highlights	SA-85
Notes to Financial Statements	SA-104
Report of Independent Registered Public Accounting Firm	SA-114

SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 2023

Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2023; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2023, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	3,461,576	$41,477,974	$11,525,061	$8,574,134
Diversified Bond Class I *	17,103,345	172,171,460	18,931,263	33,975,718
Floating Rate Income Class I *	11,428,403	176,376,160	32,650,978	43,035,227
Floating Rate Income Class P *	142,277	2,240,038	1,128,994	181,332
High Yield Bond Class I *	13,491,172	134,235,606	37,660,980	41,499,578
Inflation Managed Class I *	12,744,508	153,783,915	11,506,074	32,317,009
Intermediate Bond Class I *	2,341,903	21,507,167	15,834,752	3,073,946
Managed Bond Class I *	21,394,101	289,276,766	21,341,931	43,344,928
Short Duration Bond Class I *	27,347,097	292,993,680	40,521,326	72,132,358
Emerging Markets Debt Class I *	995,109	12,355,137	1,926,800	3,521,401
Dividend Growth Class I *	12,313,861	460,661,863	48,658,707	60,252,703
Equity Index Class I *	12,887,030	1,578,887,667	165,745,740	214,643,845
Focused Growth Class I *	3,993,662	229,953,503	38,033,296	38,250,879
Growth Class I *	6,385,233	386,396,829	44,962,198	56,437,509
Hedged Equity Class I *	20,204,746	226,722,611	111,366,293	28,882,119
Hedged Equity Class P *	233,933	2,639,095	1,061,804	275,189
Large-Cap Core Class I *	3,878,753	268,643,074	22,422,080	39,876,366
Large-Cap Growth Class I *	11,639,455	258,433,618	29,446,938	50,556,015
Large-Cap Value Class I *	6,701,286	247,320,574	27,843,479	53,788,425
Mid-Cap Equity Class I *	6,745,093	220,025,200	17,198,735	39,626,893
Mid-Cap Growth Class I *	10,824,090	287,470,518	29,739,091	37,882,586
Mid-Cap Value Class I *	3,949,359	116,844,154	22,045,929	22,752,440
Small-Cap Equity Class I *	2,166,018	64,364,575	11,325,787	12,818,165
Small-Cap Growth Class I *	4,576,613	122,467,260	12,109,315	17,918,377
Small-Cap Index Class I *	7,833,760	253,804,368	32,233,015	38,652,868
Small-Cap Value Class I *	4,020,398	110,845,084	14,896,288	20,571,081
Value Class I *	7,875,273	159,046,583	10,081,566	34,119,726
Value Advantage Class I *	3,198,299	82,093,110	11,805,645	26,455,037
Emerging Markets Class I *	8,102,481	146,026,528	20,534,937	27,690,696
International Growth Class I *	403,005	3,565,745	3,194,866	1,499,340
International Large-Cap Class I *	18,234,474	252,789,934	16,917,156	46,397,834
International Small-Cap Class I *	2,807,350	36,241,308	2,447,410	5,889,894
International Value Class I *	7,232,616	122,438,871	15,760,764	26,194,684
Health Sciences Class I *	4,321,766	272,530,434	21,534,270	47,831,125
Real Estate Class I *	3,218,560	108,026,085	8,804,499	18,293,339
Technology Class I *	14,004,841	227,480,435	47,917,123	47,161,461
ESG Diversified Class I *	2,039,860	21,078,363	11,927,716	1,516,733
ESG Diversified Growth Class I *	149,719	1,458,814	880,761	409,821
ESG Diversified Growth Class P *	5,268	51,516	25,193	410
PSF Avantis Balanced Allocation Class D *	18,441,276	301,977,317	9,205,282	43,779,659
PSF Avantis Balanced Allocation Class P *	114,904	1,901,501	159,485	281,494
Pacific Dynamix - Conservative Growth Class I *	21,524,301	426,995,595	20,280,303	88,447,153
Pacific Dynamix - Conservative Growth Class P *	73,434	1,468,976	2,705	328,175
Pacific Dynamix - Moderate Growth Class I *	82,973,334	2,243,811,030	120,819,197	325,646,791
Pacific Dynamix - Moderate Growth Class P *	31,816	867,670	534,539	327,181
Pacific Dynamix - Growth Class I *	49,785,272	1,600,225,259	64,720,274	154,583,342
Pacific Dynamix - Growth Class P *	116,927	3,790,026	3,203,125	524,410
Portfolio Optimization Conservative Class I *	66,928,019	966,645,524	53,591,787	224,695,195
Portfolio Optimization Moderate-Conservative Class I *	83,064,555	1,396,220,896	24,893,044	252,635,918
Portfolio Optimization Moderate Class I *	327,205,589	6,307,568,962	43,915,364	938,984,755
Portfolio Optimization Growth Class I *	269,934,295	5,805,865,311	21,723,003	754,265,418
Portfolio Optimization Aggressive-Growth Class I *	56,183,614	1,284,160,889	9,344,366	157,269,116
Invesco Oppenheimer V.I. International Growth Series I	8,338	16,844	94	70

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2023

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Invesco Oppenheimer V.I. International Growth Series II	9,374,041	$20,060,447	$8,693,709	$8,885,863
Invesco® V.I. American Value Series I	3,872	54,134	15,943	953
Invesco® V.I. Balanced-Risk Allocation Series I *	12,424	107,839	20,133	39,582
Invesco® V.I. Balanced-Risk Allocation Series II *	30,436,141	258,098,473	17,589,541	71,132,394
Invesco® V.I. Discovery Mid Cap Growth Series I *	1,678	105,385	52,879	45,101
Invesco® V.I. Equity and Income Series II	3,320,293	54,319,991	9,950,372	11,146,371
Invesco® V.I. EQV International Equity Series I	318	10,825	10,175	60
Invesco® V.I. Global Real Estate Series II	646,546	8,825,355	2,822,400	2,582,561
Invesco® V.I. Global Series II	668,958	23,748,024	10,068,597	7,409,253
Invesco® V.I. Main Street Small Cap Fund® Series I	18,565	499,586	518,979	878,407
Invesco® V.I. Nasdaq 100 Buffer - September Series I	1,540	16,583	692	72,561
Invesco® V.I. Nasdaq 100 Buffer - September Series II	509,791	5,459,861	3,348,836	733,174
Invesco® V.I. Nasdaq 100 Buffer - December Series I *	7,622	71,185	56,617	235
Invesco® V.I. Nasdaq 100 Buffer - December Series II *	545,421	5,072,420	3,266,687	1,549,485
Invesco® V.I. Nasdaq 100 Buffer - March Series I	4,099	41,314	25,422	271
Invesco® V.I. Nasdaq 100 Buffer - March Series II	681,729	6,837,741	6,641,297	1,475,642
Invesco® V.I. Nasdaq 100 Buffer - June Series I	21,449	253,951	258,216	2,293
Invesco® V.I. Nasdaq 100 Buffer - June Series II	448,295	5,285,397	4,193,946	2,377,162
Invesco® V.I. S&P 500 Buffer - September Series I	38,330	416,262	100,197	122,913
Invesco® V.I. S&P 500 Buffer - September Series II	2,951,294	31,903,483	21,220,944	4,483,642
Invesco® V.I. S&P 500 Buffer - December Series I	33,027	348,108	327,275	843
Invesco® V.I. S&P 500 Buffer - December Series II	1,694,336	17,773,583	10,684,990	2,954,735
Invesco® V.I. S&P 500 Buffer - March Series II	1,431,971	15,336,415	9,816,142	5,842,572
Invesco® V.I. S&P 500 Buffer - June Series I	124,893	1,493,717	1,689,550	297,572
Invesco® V.I. S&P 500 Buffer - June Series II	2,147,811	25,580,428	21,926,313	6,535,661
Invesco® V.I. Technology Series I *	51,984	961,702	387,209	238,363
American Century VP Mid Cap Value Class I	38,908	756,369	694,131	73,848
American Century VP Mid Cap Value Class II	4,889,383	95,196,285	27,644,821	25,661,853
American Funds IS American High-Income Trust Class 4	5,477,094	53,401,662	13,864,558	8,410,226
American Funds IS Asset Allocation Class 1	290,507	6,931,495	4,116,113	393,757
American Funds IS Asset Allocation Class 4	148,738,220	3,471,550,065	369,423,376	469,345,997
American Funds IS Capital Income Builder® Class 1	85,720	996,925	160,280	29,547
American Funds IS Capital Income Builder® Class 4	10,866,347	126,049,620	17,352,849	16,171,706
American Funds IS Capital World Bond Class 1 *	20,567	208,962	126,045	76,439
American Funds IS Capital World Bond Class 4 *	2,371,593	23,431,343	3,468,645	2,774,396
American Funds IS Capital World Growth and Income Class 1	42,169	584,037	414,022	34,767
American Funds IS Capital World Growth and Income Class 4	5,738,940	77,246,136	11,239,297	9,272,011
American Funds IS Global Balanced Class 4	6,148,980	74,402,656	17,689,197	10,499,063
American Funds IS Global Growth Class 1	60,476	2,051,350	1,676,017	115,531
American Funds IS Global Growth Class 4	5,071,337	167,759,813	32,158,123	26,993,667
American Funds IS Global Small Capitalization Class 4	2,536,323	44,284,195	6,825,965	6,983,086
American Funds IS Growth Class 1	46,475	4,621,518	3,033,111	1,261,514
American Funds IS Growth Class 4	8,166,878	781,570,248	154,073,560	96,526,528
American Funds IS Growth-Income Class 1	52,290	3,098,728	1,622,210	630,180
American Funds IS Growth-Income Class 4	8,695,175	498,581,356	80,814,211	67,385,293
American Funds IS International Class 1	32,200	563,495	160,267	34,770
American Funds IS International Class 4	5,283,537	90,506,993	9,383,638	15,805,040
American Funds IS International Growth and Income Class 1	32,653	329,794	66,698	89,682
American Funds IS International Growth and Income Class 4	5,754,430	55,645,334	10,024,951	12,986,558
American Funds IS Managed Risk Asset Allocation Class P1	213,878	2,545,147	2,115,194	19,034
American Funds IS Managed Risk Asset Allocation Class P2	15,059,371	173,634,544	38,623,893	24,831,734
American Funds IS New World Fund® Class 1	70,141	1,787,194	782,580	69,797
American Funds IS New World Fund® Class 4	2,887,749	72,049,342	9,156,006	10,684,468
American Funds IS The Bond Fund of America Class 1	422,173	4,027,534	3,070,186	2,075,458
American Funds IS The Bond Fund of America Class 4	16,850,453	157,551,733	38,586,052	15,810,687
American Funds IS U.S. Government Securities Class 1	219,921	2,179,420	2,015,803	563,533
American Funds IS U.S. Government Securities Class 4	5,640,067	55,103,457	23,542,597	26,669,212

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2023

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
American Funds IS Washington Mutual Investors Class 1	160,904	$2,331,504	$1,476,386	$60,488
American Funds IS Washington Mutual Investors Class 4	16,566,734	232,928,273	38,135,056	33,454,541
BlackRock® 60/40 Target Allocation ETF V.I. Class I	17,773,874	235,503,833	41,059,056	21,878,589
BlackRock® Capital Appreciation V.I. Class III	4,563,299	37,008,351	2,860,342	9,017,481
BlackRock® Equity Dividend V.I. Class I	95,482	1,014,971	327,125	120,542
BlackRock® Global Allocation V.I. Class I	70,585	1,151,248	325,916	352,888
BlackRock® Global Allocation V.I. Class III	90,229,061	1,175,684,663	56,487,836	182,439,588
BlackRock® High Yield V.I. Class I	195,940	1,340,230	751,278	81,940
BlackRock® S&P 500 Index V.I. Class I	69,235	2,049,359	1,545,181	640,370
BlackRock® Small Cap Index V.I. Class I	457,823	5,187,140	1,571,118	392,897
BlackRock® Total Return V.I. Class I	209,150	2,139,599	1,167,102	154,938
Delaware Ivy VIP Asset Strategy Class II	3,516,658	30,805,923	18,512,422	9,563,665
Delaware Ivy VIP Energy Class II	9,334,641	47,606,669	19,654,932	34,075,231
DFA VA Equity Allocation Institutional Class	19,789	280,810	124,882	19,631
DFA VA Global Bond Institutional Class	59,697	579,659	188,414	16,057
DFA VA Global Moderate Allocation Institutional Class	96,444	1,454,371	1,033,395	16,849
DFA VA International Small Institutional Class	55,785	662,729	357,117	70,439
DFA VA International Value Institutional Class	151,507	2,062,013	805,495	267,409
DFA VA Short-Term Fixed Institutional Class	390,746	3,919,187	2,259,336	761,073
DFA VA US Large Value Institutional Class	150,316	4,891,277	2,199,106	405,839
DFA VA US Targeted Value Institutional Class	99,983	2,259,610	1,261,488	111,450
Fidelity® VIP Consumer Discretionary Initial Class	309	10,310	4,702	39
Fidelity® VIP Contrafund® Initial Class	59,810	2,908,541	2,425,199	58,205
Fidelity® VIP Contrafund® Service Class 2	7,670,251	359,197,847	67,972,886	61,533,801
Fidelity® VIP Emerging Markets Initial Class	121,345	1,283,829	706,668	47,529
Fidelity® VIP Energy Initial Class	60,990	1,508,281	1,183,781	335,363
Fidelity® VIP Extended Market Index Initial Class	241,597	3,126,259	1,483,749	101,702
Fidelity® VIP FundsManager® 60% Investor Class	22,800,542	221,165,258	204,499,677	1,995,684
Fidelity® VIP FundsManager® 60% Service Class 2	42,845,450	413,887,043	55,095,812	56,345,708
Fidelity® VIP Government Money Market Initial Class	19,493,359	19,493,359	29,364,943	25,718,694
Fidelity® VIP Government Money Market Service Class	501,909,854	501,909,854	377,508,525	377,829,096
Fidelity® VIP Growth Opportunities Initial Class *	12,336	737,214	376,224	195,712
Fidelity® VIP Index 500 Initial Class	13,128	6,062,279	3,015,303	780,248
Fidelity® VIP Investment Grade Bond Initial Class	339,502	3,792,237	2,624,553	151,132
Fidelity® VIP Strategic Income Service Class 2	8,470,661	87,671,338	20,829,488	17,910,415
Fidelity® VIP Value Strategies Initial Class	82,080	1,358,421	776,458	142,880
First Trust Dorsey Wright Tactical Core Class I	3,191,166	36,506,939	5,058,909	4,996,490
First Trust Multi Income Allocation Class I	1,635,837	18,583,103	4,817,952	4,431,931
First Trust/Dow Jones Dividend & Income Allocation Class I	45,288,105	599,614,504	68,089,141	96,939,126
Franklin Allocation VIP Class 2	4,780,189	23,422,926	1,833,640	2,224,893
Franklin Allocation VIP Class 4	46,553,304	237,421,851	26,577,521	33,008,658
Franklin Income VIP Class 1	25,675	382,819	155,879	6,043
Franklin Income VIP Class 2	4,186,367	59,446,405	18,705,227	17,880,017
Franklin Mutual Global Discovery VIP Class 2	8,239,593	151,443,723	15,854,525	30,953,205
Franklin Mutual Shares VIP Class 1	10,062	158,373	94,630	1,195
Franklin Rising Dividends VIP Class 1	57,799	1,631,672	1,417,034	652,779
Franklin Rising Dividends VIP Class 2	8,787,450	236,646,024	51,543,255	36,588,241
Franklin Small Cap Value VIP Class 1	19,643	278,143	145,026	17,562
Franklin Small-Mid Cap Growth VIP Class 1 *	54,917	936,880	567,301	149,682
Franklin Strategic Income VIP Class 1	90,392	848,779	1,406,904	901,659
Templeton Foreign VIP Class 1	9,965	145,186	108,369	7,589
Templeton Global Bond VIP Class 1 *	28,084	381,094	288,825	25,106
Templeton Global Bond VIP Class 2 *	4,217,508	54,152,798	4,171,849	10,309,802
Goldman Sachs VIT Large Cap Value Institutional Shares	11,671	98,386	430,651	396,380
Goldman Sachs VIT Mid Cap Value Institutional Shares	16,819	269,276	94,809	40,122
Goldman Sachs VIT Strategic Growth Institutional Shares	40,110	502,977	334,333	28,781
Goldman Sachs VIT Trends Driven Allocation Institutional Shares	11,569	132,231	14,564	141,783

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2023

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Janus Henderson Balanced Institutional Shares	46,378	$2,100,013	$1,112,857	$1,591,976
Janus Henderson Balanced Service Shares	118,230,763	5,680,988,184	556,228,568	572,507,477
Janus Henderson Enterprise Institutional Shares	11,902	910,778	389,887	151,357
Janus Henderson Flexible Bond Service Shares	2,820,178	31,473,185	6,842,838	5,775,870
LVIP JPMorgan Core Bond Class 1	188,605	1,862,470	1,740,464	54,130
LVIP JPMorgan Mid Cap Value Class 1	16,289	165,711	201,597	571,484
LVIP JPMorgan U.S. Equity Class 1	441	16,608	931	337
ClearBridge Variable Aggressive Growth - Class II	901,449	14,927,991	4,100,843	1,860,060
Western Asset Core Plus VIT Class I	463,772	2,295,672	1,637,616	780,592
Lord Abbett Bond Debenture Class VC	13,000,546	134,165,638	19,906,772	23,720,956
Lord Abbett Total Return Class VC	16,559,146	235,139,870	22,910,991	28,563,481
MFS® International Growth - Initial Class	89,647	1,315,117	710,815	295,770
MFS® Massachusetts Investors Growth Stock - Service Class	3,177,265	70,217,554	4,554,740	12,230,490
MFS® New Discovery Series - Initial Class *	63,823	825,868	213,644	17,945
MFS® Total Return Series - Service Class	19,488,214	441,992,696	75,889,784	76,357,945
MFS® Utilities Series - Initial Class	8,343	269,047	228,879	99,116
MFS® Utilities Series - Service Class	1,800,901	56,800,431	14,699,641	19,932,491
MFS® Value Series - Initial Class	43,042	915,502	761,484	15,660
MFS® Value Series - Service Class	3,623,792	75,048,743	8,339,237	8,897,051
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S *	533,082	5,026,959	1,979,734	1,379,902
TOPS® Aggressive Growth ETF Class 1	22,321	426,337	377,241	1,861
TOPS® Balanced ETF Class 1	10,741	150,595	4,574	67,513
TOPS® Conservative ETF Class 1	21,526	269,500	225,569	283,555
TOPS® Growth ETF Class 1	25,712	477,728	268,560	5,005
TOPS® Managed Risk Balanced ETF Class 1	45,848	620,326	603,516	3,551
TOPS® Managed Risk Growth ETF Class 1	18,540	225,998	205,024	431
TOPS® Moderate Growth ETF Class 1	1,038	15,078	14,602	53,930
PIMCO All Asset - Advisor Class	431,953	3,973,969	732,480	1,442,677
PIMCO CommodityRealReturn® Strategy - Advisor Class	3,437,031	18,766,187	11,376,842	18,083,067
PIMCO Emerging Markets Bond - Institutional Class	17,006	179,409	223,563	335,832
PIMCO Income - Advisor Class	4,275,150	42,537,738	30,082,010	8,643,311
PIMCO Long-Term U.S. Government - Institutional Class	65,876	523,717	404,379	91,374
PIMCO Low Duration - Institutional Class	370,165	3,553,581	2,910,560	113,358
PIMCO Total Return - Institutional Class	273,247	2,508,408	2,177,508	1,238,560
PSF Mid-Cap Growth Class II *	970	24,705	308	1,635
PSF PGIM Jennison Growth Class II *	835	111,138	-	3,228
PSF PGIM Jennison Value Class II *	1,975	96,246	-	5,477
Schwab S&P 500 Index	564,066	39,591,763	18,759,864	5,156,070
Schwab VIT Balanced	4,358,371	59,055,928	4,382,670	8,157,243
Schwab VIT Balanced with Growth	8,412,600	132,414,323	3,634,264	12,687,161
Schwab VIT Growth	8,201,798	148,944,657	3,514,868	12,294,259
State Street Total Return V.I.S. Class 3	19,294,555	284,401,739	18,787,573	41,246,394
T. Rowe Price Blue Chip Growth - I *	37,461	1,730,311	986,857	635,051
T. Rowe Price Equity Income - I	17,842	495,303	219,712	23,994
T. Rowe Price Health Sciences - I	10,919	603,912	286,849	126,340
VanEck VIP Global Resources Class S	838,243	21,308,133	7,893,340	12,511,788
Vanguard® VIF Balanced	648,848	15,111,659	6,089,357	2,430,488
Vanguard® VIF Capital Growth	46,361	2,150,228	1,614,782	1,058,939
Vanguard® VIF Conservative Allocation	253,562	6,197,058	3,406,398	933,112
Vanguard® VIF Diversified Value	83,182	1,300,138	269,296	243,266
Vanguard® VIF Equity Income	144,740	3,460,734	4,088,231	2,877,164
Vanguard® VIF Equity Index	51,755	3,151,355	855,326	242,497
Vanguard® VIF Global Bond Index	81,956	1,524,389	560,331	47,916
Vanguard® VIF Growth	153,954	3,901,204	2,668,569	981,979
Vanguard® VIF High Yield Bond	268,236	1,976,896	1,100,274	148,606
Vanguard® VIF International	62,052	1,524,627	1,139,607	147,626
Vanguard® VIF Mid-Cap Index	290,003	6,939,768	3,304,442	443,138

See Notes to Financial Statements	SA-4	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2023

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Vanguard® VIF Moderate Allocation	604,700	$17,602,804	$6,167,477	$3,756,583
Vanguard® VIF Real Estate Index	196,368	2,340,712	1,152,527	272,378
Vanguard® VIF Short-Term Investment-Grade	649,945	6,700,935	2,924,672	488,732
Vanguard® VIF Total Bond Market Index	1,401,677	14,899,831	9,564,755	2,733,376
Vanguard® VIF Total International Stock Market Index	559,274	11,795,086	4,462,272	901,338
Vanguard® VIF Total Stock Market Index	245,810	12,155,297	4,337,004	1,063,998

 * The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Income	Bond	Managed
	Class I	Class I	Class I	Class P	Class I	Class I
ASSETS
Investments in mutual funds, at value	$41,477,974	$172,171,460	$176,376,160	$2,240,038	$134,235,606	$153,783,915
Receivables:
Due from Pacific Life Insurance Company	97,971	183,262	192,148	-	31,150	60,734
Investments sold	-	-	-	552	-	-
Total Assets	41,575,945	172,354,722	176,568,308	2,240,590	134,266,756	153,844,649
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	591	-	-
Investments purchased	99,948	182,826	199,326	-	28,691	53,856
Total Liabilities	99,948	182,826	199,326	591	28,691	53,856
NET ASSETS	$41,475,997	$172,171,896	$176,368,982	$2,239,999	$134,238,065	$153,790,793
NET ASSETS CONSIST OF:
Accumulation units	41,425,226	172,067,358	176,177,102	2,239,999	134,079,538	153,678,610
Contracts in payout (annuitization) period	50,771	104,538	191,880	-	158,527	112,183
NET ASSETS	$41,475,997	$172,171,896	$176,368,982	$2,239,999	$134,238,065	$153,790,793
Units Outstanding	3,816,823	15,026,160	13,256,422	195,404	7,595,768	10,538,709
Accumulation Unit Value	$9.31 - $11.65	$8.25 - $15.92	$10.26 - $14.78	$11.43 - $11.48	$10.11 - $31.06	$9.22 - $24.40
Cost of Investments	$37,912,498	$145,804,171	$132,524,415	$2,028,953	$66,839,390	$126,123,355

	Intermediate	Managed	Short Duration	Emerging	Dividend	Equity
	Bond	Bond	Bond	Markets Debt	Growth	Index
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$21,507,167	$289,276,766	$292,993,680	$12,355,137	$460,661,863	$1,578,887,667
Receivables:
Due from Pacific Life Insurance Company	73,783	5,278	539,247	1,752	-	-
Investments sold	-	387	-	-	75,341	154,724
Total Assets	21,580,950	289,282,431	293,532,927	12,356,889	460,737,204	1,579,042,391
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	69,686	154,959
Investments purchased	74,547	-	536,839	2,167	-	-
Total Liabilities	74,547	-	536,839	2,167	69,686	154,959
NET ASSETS	$21,506,403	$289,282,431	$292,996,088	$12,354,722	$460,667,518	$1,578,887,432
NET ASSETS CONSIST OF:
Accumulation units	21,502,601	288,962,972	292,840,047	12,348,744	460,199,743	1,578,435,353
Contracts in payout (annuitization) period	3,802	319,459	156,041	5,978	467,775	452,079
NET ASSETS	$21,506,403	$289,282,431	$292,996,088	$12,354,722	$460,667,518	$1,578,887,432
Units Outstanding	2,358,811	19,799,408	28,047,912	1,161,936	16,028,749	52,937,977
Accumulation Unit Value	$8.83 - $10.71	$8.99 - $25.10	$9.35 - $13.14	$9.39 - $12.11	$11.05 - $46.50	$11.26 - $80.78
Cost of Investments	$20,683,232	$221,349,586	$250,044,776	$9,668,460	$90,582,909	$404,076,862

See Notes to Financial Statements	SA-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	Focused		Hedged	Hedged	Large-Cap	Large-Cap
	Growth	Growth	Equity	Equity	Core	Growth
	Class I	Class I	Class I	Class P	Class I	Class I
ASSETS
Investments in mutual funds, at value	$229,953,503	$386,396,829	$226,722,611	$2,639,095	$268,643,074	$258,433,618
Receivables:
Due from Pacific Life Insurance Company	-	-	168,110	-	-	-
Investments sold	62,498	298,483	-	3,696	76,876	119,078
Total Assets	230,016,001	386,695,312	226,890,721	2,642,791	268,719,950	258,552,696
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	58,975	297,916	-	3,745	71,652	114,362
Investments purchased	-	-	171,862	-	-	-
Total Liabilities	58,975	297,916	171,862	3,745	71,652	114,362
NET ASSETS	$229,957,026	$386,397,396	$226,718,859	$2,639,046	$268,648,298	$258,438,334
NET ASSETS CONSIST OF:
Accumulation units	229,885,127	385,854,809	226,718,859	2,639,046	267,541,782	258,006,145
Contracts in payout (annuitization) period	71,899	542,587	-	-	1,106,516	432,189
NET ASSETS	$229,957,026	$386,397,396	$226,718,859	$2,639,046	$268,648,298	$258,438,334
Units Outstanding	6,401,150	8,765,086	20,780,266	241,279	7,087,396	8,226,437
Accumulation Unit Value	$9.92 - $94.22	$10.46 - $99.33	$10.65 - $11.49	$10.90 - $10.94	$10.88 - $59.53	$9.98 - $52.92
Cost of Investments	$26,688,648	$81,098,096	$205,610,394	$2,331,931	$47,093,668	$42,864,147

	Large-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Value	Equity	Growth	Value	Equity	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$247,320,574	$220,025,200	$287,470,518	$116,844,154	$64,364,575	$122,467,260
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	58,409	200,663	222,681	31,127	55,094	72,991
Total Assets	247,378,983	220,225,863	287,693,199	116,875,281	64,419,669	122,540,251
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	52,332	196,865	219,128	28,901	55,215	70,120
Investments purchased	-	-	-	-	-	-
Total Liabilities	52,332	196,865	219,128	28,901	55,215	70,120
NET ASSETS	$247,326,651	$220,028,998	$287,474,071	$116,846,380	$64,364,454	$122,470,131
NET ASSETS CONSIST OF:
Accumulation units	246,975,002	219,800,331	287,306,374	116,659,849	64,336,218	122,303,742
Contracts in payout (annuitization) period	351,649	228,667	167,697	186,531	28,236	166,389
NET ASSETS	$247,326,651	$220,028,998	$287,474,071	$116,846,380	$64,364,454	$122,470,131
Units Outstanding	8,953,459	6,551,245	9,735,449	4,558,144	2,845,253	4,820,542
Accumulation Unit Value	$10.97 - $41.42	$9.46 - $62.22	$8.85 - $43.58	$10.72 - $49.48	$9.34 - $44.42	$7.51 - $36.32
Cost of Investments	$51,893,387	$53,098,270	$48,723,594	$42,029,007	$20,900,473	$28,654,351

See Notes to Financial Statements	SA-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	Small-Cap	Small-Cap		Value	Emerging	International
	Index	Value	Value	Advantage	Markets	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$253,804,368	$110,845,084	$159,046,583	$82,093,110	$146,026,528	$3,565,745
Receivables:
Due from Pacific Life Insurance Company	-	-	12,528	35,621	-	313
Investments sold	177,606	93,603	-	-	22,890	-
Total Assets	253,981,974	110,938,687	159,059,111	82,128,731	146,049,418	3,566,058
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	174,295	91,243	-	-	21,236	-
Investments purchased	-	-	8,448	37,820	-	482
Total Liabilities	174,295	91,243	8,448	37,820	21,236	482
NET ASSETS	$253,807,679	$110,847,444	$159,050,663	$82,090,911	$146,028,182	$3,565,576
NET ASSETS CONSIST OF:
Accumulation units	253,670,741	110,770,942	158,971,050	82,055,732	145,889,213	3,565,576
Contracts in payout (annuitization) period	136,938	76,502	79,613	35,179	138,969	-
NET ASSETS	$253,807,679	$110,847,444	$159,050,663	$82,090,911	$146,028,182	$3,565,576
Units Outstanding	10,895,687	4,345,925	6,909,276	3,927,357	9,100,644	382,358
Accumulation Unit Value	$8.74 - $45.06	$8.56 - $64.41	$10.61 - $31.84	$10.54 - $24.60	$6.79 - $68.40	$8.40 - $11.79
Cost of Investments	$60,346,049	$34,245,028	$40,611,648	$50,389,507	$44,653,883	$3,268,210

	International	International	International	Health	Real
	Large-Cap	Small-Cap	Value	Sciences	Estate	Technology
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$252,789,934	$36,241,308	$122,438,871	$272,530,434	$108,026,085	$227,480,435
Receivables:
Due from Pacific Life Insurance Company	-	-	-	186,794	-	-
Investments sold	155,363	48,564	47,070	-	156,545	224,171
Total Assets	252,945,297	36,289,872	122,485,941	272,717,228	108,182,630	227,704,606
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	149,794	46,565	44,741	-	151,661	223,834
Investments purchased	-	-	-	179,738	-	-
Total Liabilities	149,794	46,565	44,741	179,738	151,661	223,834
NET ASSETS	$252,795,503	$36,243,307	$122,441,200	$272,537,490	$108,030,969	$227,480,772
NET ASSETS CONSIST OF:
Accumulation units	252,513,676	36,208,373	122,185,434	272,329,379	107,782,487	227,344,976
Contracts in payout (annuitization) period	281,827	34,934	255,766	208,111	248,482	135,796
NET ASSETS	$252,795,503	$36,243,307	$122,441,200	$272,537,490	$108,030,969	$227,480,772
Units Outstanding	12,446,765	2,311,868	7,929,402	7,121,266	4,108,484	8,121,945
Accumulation Unit Value	$10.18 - $36.79	$11.99 - $23.23	$9.27 - $19.13	$10.20 - $96.90	$10.32 - $68.07	$10.46 - $37.35
Cost of Investments	$76,391,663	$12,830,242	$53,664,087	$31,947,758	$21,757,607	$51,467,804

See Notes to Financial Statements	SA-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
			ESG	ESG	PSF Avantis	PSF Avantis
	ESG	ESG	Diversified	Diversified	Balanced	Balanced
	Diversified	Diversified	Growth	Growth	Allocation	Allocation
	Class I	Class P (1)	Class I	Class P	Class D	Class P
ASSETS
Investments in mutual funds, at value	$21,078,363	$-	$1,458,814	$51,516	$301,977,317	$1,901,501
Receivables:
Due from Pacific Life Insurance Company	59,390	-	12,986	-	-	-
Investments sold	-	-	-	74	63,214	933
Total Assets	21,137,753	-	1,471,800	51,590	302,040,531	1,902,434
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	75	67,972	965
Investments purchased	60,290	-	13,043	-	-	-
Total Liabilities	60,290	-	13,043	75	67,972	965
NET ASSETS	$21,077,463	$-	$1,458,757	$51,515	$301,972,559	$1,901,469
NET ASSETS CONSIST OF:
Accumulation units	21,077,463	-	1,458,757	51,515	301,918,315	1,901,469
Contracts in payout (annuitization) period	-	-	-	-	54,244	-
NET ASSETS	$21,077,463	$-	$1,458,757	$51,515	$301,972,559	$1,901,469
Units Outstanding	2,105,604	-	147,295	4,693	21,287,358	180,635
Accumulation Unit Value	$9.78 - $11.42	See Note (1)	$9.31 - $11.67	$10.98 - $10.98	$9.91 - $15.83	$10.53 - $10.53
Cost of Investments	$19,617,448	$-	$1,316,154	$44,561	$213,901,321	$1,816,805

	Pacific	Pacific	Pacific	Pacific
	Dynamix -	Dynamix -	Dynamix -	Dynamix -	Pacific	Pacific
	Conservative	Conservative	Moderate	Moderate	Dynamix -	Dynamix -
	Growth	Growth	Growth	Growth	Growth	Growth
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$426,995,595	$1,468,976	$2,243,811,030	$867,670	$1,600,225,259	$3,790,026
Receivables:
Due from Pacific Life Insurance Company	-	-	109,299	-	-	-
Investments sold	494,310	1,755	-	1,029	2,830,463	8,690
Total Assets	427,489,905	1,470,731	2,243,920,329	868,699	1,603,055,722	3,798,716
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	490,571	1,778	-	1,054	2,828,229	8,781
Investments purchased	-	-	107,760	-	-	-
Total Liabilities	490,571	1,778	107,760	1,054	2,828,229	8,781
NET ASSETS	$426,999,334	$1,468,953	$2,243,812,569	$867,645	$1,600,227,493	$3,789,935
NET ASSETS CONSIST OF:
Accumulation units	426,473,235	1,468,953	2,243,021,552	867,645	1,599,541,355	3,789,935
Contracts in payout (annuitization) period	526,099	-	791,017	-	686,138	-
NET ASSETS	$426,999,334	$1,468,953	$2,243,812,569	$867,645	$1,600,227,493	$3,789,935
Units Outstanding	27,522,993	148,609	130,199,517	84,281	77,184,354	357,396
Accumulation Unit Value	$9.55 - $22.75	$9.86 - $9.91	$9.69 - $28.76	$10.27 - $10.31	$9.95 - $35.31	$10.60 - $10.60
Cost of Investments	$247,762,451	$1,420,817	$1,126,119,784	$781,608	$957,095,446	$3,532,762

(1) All units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-9

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
		Portfolio			Portfolio	Invesco
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	Oppenheimer
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	V.I. International
	Conservative	Conservative	Moderate	Growth	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Series I
ASSETS
Investments in mutual funds, at value	$966,645,524	$1,396,220,896	$6,307,568,962	$5,805,865,311	$1,284,160,889	$16,844
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	650,047	958,782	4,335,780	3,819,030	169,386	-
Total Assets	967,295,571	1,397,179,678	6,311,904,742	5,809,684,341	1,284,330,275	16,844
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	639,499	950,257	4,323,249	3,806,810	163,145	1
Investments purchased	-	-	-	-	-	-
Total Liabilities	639,499	950,257	4,323,249	3,806,810	163,145	1
NET ASSETS	$966,656,072	$1,396,229,421	$6,307,581,493	$5,805,877,531	$1,284,167,130	$16,843
NET ASSETS CONSIST OF:
Accumulation units	964,509,106	1,394,303,886	6,301,365,005	5,801,594,849	1,283,505,277	16,843
Contracts in payout (annuitization) period	2,146,966	1,925,535	6,216,488	4,282,682	661,853	-
NET ASSETS	$966,656,072	$1,396,229,421	$6,307,581,493	$5,805,877,531	$1,284,167,130	$16,843
Units Outstanding	79,267,462	97,836,295	387,315,028	320,817,888	67,046,157	1,821
Accumulation Unit Value	$9.28 - $14.20	$9.43 - $16.47	$9.63 - $19.03	$9.63 - $21.71	$11.63 - $23.66	$9.25 - $9.25
Cost of Investments	$653,107,393	$805,417,327	$3,133,290,057	$2,550,594,907	$523,799,235	$24,438

	Invesco
	Oppenheimer				Invesco V.I.
	V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery	Invesco V.I.
	International	American	Balanced-Risk	Balanced-Risk	Mid Cap	Equity and
	Growth	Value	Allocation	Allocation	Growth	Income
	Series II	Series I	Series I	Series II	Series I	Series II
ASSETS
Investments in mutual funds, at value	$20,060,447	$54,134	$107,839	$258,098,473	$105,385	$54,319,991
Receivables:
Due from Pacific Life Insurance Company	-	-	-	50,577	-	19,657
Investments sold	3,988	174	190	-	57	-
Total Assets	20,064,435	54,308	108,029	258,149,050	105,442	54,339,648
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4,735	176	193	-	66	-
Investments purchased	-	-	-	44,392	-	22,544
Total Liabilities	4,735	176	193	44,392	66	22,544
NET ASSETS	$20,059,700	$54,132	$107,836	$258,104,658	$105,376	$54,317,104
NET ASSETS CONSIST OF:
Accumulation units	20,028,310	54,132	107,836	258,083,987	105,376	54,317,104
Contracts in payout (annuitization) period	31,390	-	-	20,671	-	-
NET ASSETS	$20,059,700	$54,132	$107,836	$258,104,658	$105,376	$54,317,104
Units Outstanding	1,494,252	4,085	11,297	17,549,263	12,491	3,357,286
Accumulation Unit Value	$8.83 - $15.35	$13.24 - $13.30	$9.51 - $9.55	$9.06 - $23.68	$8.41 - $8.44	$10.23 - $18.13
Cost of Investments	$18,547,333	$61,716	$114,934	$292,930,993	$98,942	$53,411,024

See Notes to Financial Statements	SA-10

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	Invesco V.I.				Invesco V.I.	Invesco V.I.
	EQV	Invesco V.I.		Invesco V.I.	Nasdaq 100	Nasdaq 100
	International	Global	Invesco V.I.	Main Street	Buffer -	Buffer -
	Equity	Real Estate	Global	Small Cap Fund	September	September
	Series I	Series II	Series II	Series I	Series I	Series II
ASSETS
Investments in mutual funds, at value	$10,825	$8,825,355	$23,748,024	$499,586	$16,583	$5,459,861
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	8,629
Investments sold	8	3,254	75,381	457	11	-
Total Assets	10,833	8,828,609	23,823,405	500,043	16,594	5,468,490
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	9	3,778	76,332	470	11	-
Investments purchased	-	-	-	-	-	8,862
Total Liabilities	9	3,778	76,332	470	11	8,862
NET ASSETS	$10,824	$8,824,831	$23,747,073	$499,573	$16,583	$5,459,628
NET ASSETS CONSIST OF:
Accumulation units	10,824	8,824,831	23,729,449	499,573	16,583	5,459,628
Contracts in payout (annuitization) period	-	-	17,624	-	-	-
NET ASSETS	$10,824	$8,824,831	$23,747,073	$499,573	$16,583	$5,459,628
Units Outstanding	1,129	873,695	1,326,401	46,772	1,496	478,730
Accumulation Unit Value	$9.59 - $9.59	$8.70 - $11.74	$9.46 - $20.59	$10.65 - $10.69	$11.08 - $11.08	$10.72 - $12.50
Cost of Investments	$10,116	$8,829,248	$22,461,738	$426,193	$12,947	$4,884,181

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100
	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -
	December	December	March	March	June	June
	Series I	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments in mutual funds, at value	$71,185	$5,072,420	$41,314	$6,837,741	$253,951	$5,285,397
Receivables:
Due from Pacific Life Insurance Company	-	245,692	-	-	-	-
Investments sold	141	-	46	67,747	565	105,029
Total Assets	71,326	5,318,112	41,360	6,905,488	254,516	5,390,426
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	142	-	48	68,204	568	105,422
Investments purchased	-	245,892	-	-	-	-
Total Liabilities	142	245,892	48	68,204	568	105,422
NET ASSETS	$71,184	$5,072,220	$41,312	$6,837,284	$253,948	$5,285,004
NET ASSETS CONSIST OF:
Accumulation units	71,184	5,072,220	41,312	6,837,284	253,948	5,285,004
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$71,184	$5,072,220	$41,312	$6,837,284	$253,948	$5,285,004
Units Outstanding	7,690	539,331	3,727	618,802	19,181	406,713
Accumulation Unit Value	$9.26 - $9.26	$9.03 - $11.36	$11.09 - $11.09	$10.83 - $12.77	$13.24 - $13.24	$12.79 - $13.22
Cost of Investments	$69,790	$4,634,433	$38,326	$6,423,203	$255,891	$5,056,884

See Notes to Financial Statements	SA-11

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -
	September	September	December	December	March	June
	Series I	Series II	Series I	Series II	Series II	Series I
ASSETS
Investments in mutual funds, at value	$416,262	$31,903,483	$348,108	$17,773,583	$15,336,415	$1,493,717
Receivables:
Due from Pacific Life Insurance Company	-	5,000	-	2,988,732	-	-
Investments sold	606	-	146	-	2,220,017	3,561
Total Assets	416,868	31,908,483	348,254	20,762,315	17,556,432	1,497,278
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	611	-	151	-	2,221,156	3,582
Investments purchased	-	6,727	-	2,989,196	-	-
Total Liabilities	611	6,727	151	2,989,196	2,221,156	3,582
NET ASSETS	$416,257	$31,901,756	$348,103	$17,773,119	$15,335,276	$1,493,696
NET ASSETS CONSIST OF:
Accumulation units	416,257	31,901,756	348,103	17,773,119	15,335,276	1,493,696
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$416,257	$31,901,756	$348,103	$17,773,119	$15,335,276	$1,493,696
Units Outstanding	36,956	2,789,195	33,148	1,668,898	1,383,642	124,235
Accumulation Unit Value	$11.23 - $11.27	$10.91 - $12.04	$10.50 - $10.50	$10.20 - $11.91	$10.72 - $12.13	$12.02 - $12.02
Cost of Investments	$373,673	$29,026,243	$326,435	$16,590,868	$14,046,655	$1,392,639

					American
	Invesco V.I.		American	American	Funds
	S&P 500		Century	Century	IS American	American Funds
	Buffer -	Invesco V.I.	VP Mid Cap	VP Mid Cap	High-Income	IS Asset
	June	Technology	Value	Value	Trust	Allocation
	Series II	Series I	Class I	Class II	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$25,580,428	$961,702	$756,369	$95,196,285	$53,401,662	$6,931,495
Receivables:
Due from Pacific Life Insurance Company	-	48,506	-	39,466	-	-
Investments sold	261,219	-	630	-	16,237	8,574
Total Assets	25,841,647	1,010,208	756,999	95,235,751	53,417,899	6,940,069
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	262,421	-	644	-	17,590	8,693
Investments purchased	-	48,527	-	39,962	-	-
Total Liabilities	262,421	48,527	644	39,962	17,590	8,693
NET ASSETS	$25,579,226	$961,681	$756,355	$95,195,789	$53,400,309	$6,931,376
NET ASSETS CONSIST OF:
Accumulation units	25,579,226	961,681	756,355	95,166,428	53,387,679	6,931,376
Contracts in payout (annuitization) period	-	-	-	29,361	12,630	-
NET ASSETS	$25,579,226	$961,681	$756,355	$95,195,789	$53,400,309	$6,931,376
Units Outstanding	2,160,557	104,684	61,926	4,473,802	3,923,283	629,767
Accumulation Unit Value	$11.75 - $12.00	$9.17 - $9.21	$12.17 - $12.22	$10.51 - $27.83	$10.17 - $14.85	$10.98 - $11.02
Cost of Investments	$23,641,976	$749,707	$780,742	$88,208,715	$54,343,372	$6,766,783

See Notes to Financial Statements	SA-12

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
						American Funds
	American	American	American	American	American	IS Capital
	Funds	Funds	Funds	Funds	Funds	World
	IS Asset	IS Capital	IS Capital	IS Capital	IS Capital	Growth and
	Allocation	Income Builder	Income Builder	World Bond	World Bond	Income
	Class 4	Class 1	Class 4	Class 1	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$3,471,550,065	$996,925	$126,049,620	$208,962	$23,431,343	$584,037
Receivables:
Due from Pacific Life Insurance Company	-	-	62,728	-	-	-
Investments sold	1,608,509	1,705	-	404	21,685	800
Total Assets	3,473,158,574	998,630	126,112,348	209,366	23,453,028	584,837
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,609,033	1,727	-	414	22,666	811
Investments purchased	-	-	65,736	-	-	-
Total Liabilities	1,609,033	1,727	65,736	414	22,666	811
NET ASSETS	$3,471,549,541	$996,903	$126,046,612	$208,952	$23,430,362	$584,026
NET ASSETS CONSIST OF:
Accumulation units	3,470,938,090	996,903	125,996,170	208,952	23,408,097	584,026
Contracts in payout (annuitization) period	611,451	-	50,442	-	22,265	-
NET ASSETS	$3,471,549,541	$996,903	$126,046,612	$208,952	$23,430,362	$584,026
Units Outstanding	223,036,905	88,444	9,412,385	25,120	2,475,017	53,099
Accumulation Unit Value	$9.98 - $18.10	$11.26 - $11.31	$10.20 - $14.77	$8.31 - $8.34	$8.24 - $10.30	$10.95 - $11.00
Cost of Investments	$3,147,482,378	$987,490	$106,321,857	$203,727	$25,987,769	$520,914

	American
	Funds
	IS Capital	American	American	American
	World	Funds	Funds	Funds	American Funds
	Growth and	IS Global	IS Global	IS Global	IS Global Small	American Funds
	Income	Balanced	Growth	Growth	Capitalization	IS Growth
	Class 4	Class 4	Class 1	Class 4	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$77,246,136	$74,402,656	$2,051,350	$167,759,813	$44,284,195	$4,621,518
Receivables:
Due from Pacific Life Insurance Company	87,478	1,178	-	-	-	-
Investments sold	-	-	1,817	52,971	55,381	3,943
Total Assets	77,333,614	74,403,834	2,053,167	167,812,784	44,339,576	4,625,461
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	1,860	56,236	57,151	4,032
Investments purchased	89,119	2,946	-	-	-	-
Total Liabilities	89,119	2,946	1,860	56,236	57,151	4,032
NET ASSETS	$77,244,495	$74,400,888	$2,051,307	$167,756,548	$44,282,425	$4,621,429
NET ASSETS CONSIST OF:
Accumulation units	77,187,261	74,387,320	2,051,307	167,581,254	44,267,959	4,621,429
Contracts in payout (annuitization) period	57,234	13,568	-	175,294	14,466	-
NET ASSETS	$77,244,495	$74,400,888	$2,051,307	$167,756,548	$44,282,425	$4,621,429
Units Outstanding	4,517,293	5,057,397	206,728	7,828,343	2,941,506	421,383
Accumulation Unit Value	$10.10 - $18.60	$9.85 - $15.67	$9.89 - $9.93	$9.53 - $24.80	$7.79 - $16.21	$10.94 - $10.99
Cost of Investments	$74,969,660	$73,379,896	$1,942,319	$141,610,125	$48,451,873	$3,852,544

See Notes to Financial Statements	SA-13

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
						American Funds
		American	American	American	American	IS
	American	Funds	Funds	Funds	Funds	International
	Funds	IS	IS	IS	IS	Growth and
	IS Growth	Growth-Income	Growth-Income	International	International	Income
	Class 4	Class 1	Class 4	Class 1	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$781,570,248	$3,098,728	$498,581,356	$563,495	$90,506,993	$329,794
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	249,709	4,317	242,093	630	49,718	362
Total Assets	781,819,957	3,103,045	498,823,449	564,125	90,556,711	330,156
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	252,005	4,364	245,837	639	52,165	368
Investments purchased	-	-	-	-	-	-
Total Liabilities	252,005	4,364	245,837	639	52,165	368
NET ASSETS	$781,567,952	$3,098,681	$498,577,612	$563,486	$90,504,546	$329,788
NET ASSETS CONSIST OF:
Accumulation units	781,138,057	3,098,681	498,291,730	563,486	90,498,405	329,788
Contracts in payout (annuitization) period	429,895	-	285,882	-	6,141	-
NET ASSETS	$781,567,952	$3,098,681	$498,577,612	$563,486	$90,504,546	$329,788
Units Outstanding	29,710,243	247,905	23,525,151	65,497	7,394,707	33,159
Accumulation Unit Value	$10.45 - $34.82	$12.46 - $12.51	$11.16 - $25.14	$8.57 - $8.61	$8.19 - $14.02	$9.91 - $9.95
Cost of Investments	$590,874,293	$2,846,165	$396,972,931	$541,577	$93,069,187	$290,623

	American	American	American
	Funds	Funds	Funds
	IS International	IS Managed	IS Managed	American	American	American Funds
	Growth	Risk	Risk	Funds IS	Funds IS	IS The Bond
	and	Asset	Asset	New World	New World	Fund
	Income	Allocation	Allocation	Fund	Fund	of America
	Class 4	Class P1	Class P2	Class 1	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$55,645,334	$2,545,147	$173,634,544	$1,787,194	$72,049,342	$4,027,534
Receivables:
Due from Pacific Life Insurance Company	2,133	-	81,006	-	37,418	39,761
Investments sold	-	2,399	-	2,132	-	-
Total Assets	55,647,467	2,547,546	173,715,550	1,789,326	72,086,760	4,067,295
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	2,430	-	2,169	-	-
Investments purchased	4,254	-	83,189	-	39,091	39,925
Total Liabilities	4,254	2,430	83,189	2,169	39,091	39,925
NET ASSETS	$55,643,213	$2,545,116	$173,632,361	$1,787,157	$72,047,669	$4,027,370
NET ASSETS CONSIST OF:
Accumulation units	55,635,316	2,545,116	173,612,538	1,787,157	72,005,182	4,027,370
Contracts in payout (annuitization) period	7,897	-	19,823	-	42,487	-
NET ASSETS	$55,643,213	$2,545,116	$173,632,361	$1,787,157	$72,047,669	$4,027,370
Units Outstanding	4,519,194	245,506	13,196,150	204,189	5,168,549	440,932
Accumulation Unit Value	$9.24 - $14.70	$10.37 - $10.37	$9.55 - $15.74	$8.72 - $8.76	$8.35 - $16.40	$9.10 - $9.14
Cost of Investments	$59,709,713	$2,378,388	$177,334,891	$1,841,253	$61,939,798	$4,063,838

See Notes to Financial Statements	SA-14

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	American			American	American
	Funds	American	American	Funds	Funds	BlackRock
	IS The	Funds IS	Funds IS	IS Washington	IS Washington	60/40 Target
	Bond Fund	U.S. Government	U.S. Government	Mutual	Mutual	Allocation
	of America	Securities	Securities	Investors	Investors	ETF
	Class 4	Class 1	Class 4	Class 1	Class 4	V.I. Class I
ASSETS
Investments in mutual funds, at value	$157,551,733	$2,179,420	$55,103,457	$2,331,504	$232,928,273	$235,503,833
Receivables:
Due from Pacific Life Insurance Company	105,337	-	96,600	-	-	-
Investments sold	-	2,405	-	1,240	55,380	26,695
Total Assets	157,657,070	2,181,825	55,200,057	2,332,744	232,983,653	235,530,528
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	2,434	-	1,277	62,164	31,926
Investments purchased	108,960	-	98,267	-	-	-
Total Liabilities	108,960	2,434	98,267	1,277	62,164	31,926
NET ASSETS	$157,548,110	$2,179,391	$55,101,790	$2,331,467	$232,921,489	$235,498,602
NET ASSETS CONSIST OF:
Accumulation units	157,492,430	2,179,391	55,036,647	2,331,467	232,709,527	235,498,602
Contracts in payout (annuitization) period	55,680	-	65,143	-	211,962	-
NET ASSETS	$157,548,110	$2,179,391	$55,101,790	$2,331,467	$232,921,489	$235,498,602
Units Outstanding	15,166,378	238,901	5,550,825	180,346	12,315,139	15,889,811
Accumulation Unit Value	$8.99 - $10.95	$9.12 - $9.12	$8.97 - $10.76	$12.90 - $12.96	$11.17 - $21.33	$9.98 - $16.75
Cost of Investments	$173,524,303	$2,215,323	$59,149,955	$2,201,338	$209,323,178	$217,672,591

	BlackRock	BlackRock	BlackRock	BlackRock
	Capital	Equity	Global	Global	BlackRock	BlackRock
	Appreciation	Dividend	Allocation	Allocation	High Yield	S&P 500 Index
	V.I. Class III	V.I. Class I	V.I. Class I	V.I. Class III	V.I. Class I	V.I. Class I
ASSETS
Investments in mutual funds, at value	$37,008,351	$1,014,971	$1,151,248	$1,175,684,663	$1,340,230	$2,049,359
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	58,814	1,404	1,737	861,005	1,065	3,145
Total Assets	37,067,165	1,016,375	1,152,985	1,176,545,668	1,341,295	2,052,504
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	57,995	1,422	1,762	849,415	1,099	3,185
Investments purchased	-	-	-	-	-	-
Total Liabilities	57,995	1,422	1,762	849,415	1,099	3,185
NET ASSETS	$37,009,170	$1,014,953	$1,151,223	$1,175,696,253	$1,340,196	$2,049,319
NET ASSETS CONSIST OF:
Accumulation units	36,962,645	1,014,953	1,151,223	1,174,834,067	1,340,196	2,049,319
Contracts in payout (annuitization) period	46,525	-	-	862,186	-	-
NET ASSETS	$37,009,170	$1,014,953	$1,151,223	$1,175,696,253	$1,340,196	$2,049,319
Units Outstanding	834,572	82,604	119,242	77,197,037	128,490	163,316
Accumulation Unit Value	$36.21 - $50.39	$12.24 - $12.29	$9.61 - $9.65	$9.15 - $18.95	$10.39 - $10.43	$12.51 - $12.56
Cost of Investments	$32,911,752	$1,020,007	$1,054,307	$1,055,376,892	$1,284,120	$1,876,205

See Notes to Financial Statements	SA-15

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
					DFA VA
	BlackRock		Delaware Ivy		Equity	DFA VA
	Small	BlackRock	VIP Asset	Delaware Ivy	Allocation	Global Bond
	Cap Index	Total Return	Strategy	VIP Energy	Institutional	Institutional
	V.I. Class I	V.I. Class I	Class II	Class II	Class	Class
ASSETS
Investments in mutual funds, at value	$5,187,140	$2,139,599	$30,805,923	$47,606,669	$280,810	$579,659
Receivables:
Due from Pacific Life Insurance Company	57,966	42,754	8,000	-	-	2,223
Investments sold	-	-	-	7,854	324	-
Total Assets	5,245,106	2,182,353	30,813,923	47,614,523	281,134	581,882
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	7,984	329	-
Investments purchased	58,039	42,786	9,403	-	-	2,233
Total Liabilities	58,039	42,786	9,403	7,984	329	2,233
NET ASSETS	$5,187,067	$2,139,567	$30,804,520	$47,606,539	$280,805	$579,649
NET ASSETS CONSIST OF:
Accumulation units	5,187,067	2,139,567	30,802,704	47,606,539	280,805	579,649
Contracts in payout (annuitization) period	-	-	1,816	-	-	-
NET ASSETS	$5,187,067	$2,139,567	$30,804,520	$47,606,539	$280,805	$579,649
Units Outstanding	575,569	239,965	2,651,983	6,484,444	23,540	60,389
Accumulation Unit Value	$8.98 - $9.02	$8.88 - $8.92	$9.72 - $16.49	$6.65 - $15.89	$11.89 - $11.95	$9.57 - $9.61
Cost of Investments	$5,003,770	$2,106,382	$29,061,081	$19,616,299	$282,585	$604,355

	DFA VA
	Global	DFA VA	DFA VA	DFA VA	DFA VA	DFA VA US
	Moderate	International	International	Short-Term	US Large	Targeted
	Allocation	Small	Value	Fixed	Value	Value
	Institutional	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class	Class
ASSETS
Investments in mutual funds, at value	$1,454,371	$662,729	$2,062,013	$3,919,187	$4,891,277	$2,259,610
Receivables:
Due from Pacific Life Insurance Company	-	9,998	-	-	-	-
Investments sold	779	-	2,611	3,294	5,674	4,588
Total Assets	1,455,150	672,727	2,064,624	3,922,481	4,896,951	2,264,198
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	800	-	2,645	3,347	5,768	4,627
Investments purchased	-	10,008	-	-	-	-
Total Liabilities	800	10,008	2,645	3,347	5,768	4,627
NET ASSETS	$1,454,350	$662,719	$2,061,979	$3,919,134	$4,891,183	$2,259,571
NET ASSETS CONSIST OF:
Accumulation units	1,454,350	662,719	2,061,979	3,919,134	4,891,183	2,259,571
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$1,454,350	$662,719	$2,061,979	$3,919,134	$4,891,183	$2,259,571
Units Outstanding	131,468	65,632	163,448	383,680	392,941	164,062
Accumulation Unit Value	$11.02 - $11.07	$10.07 - $10.11	$12.58 - $12.63	$10.18 - $10.22	$12.40 - $12.46	$13.74 - $13.80
Cost of Investments	$1,415,615	$649,496	$1,958,319	$3,933,865	$4,649,021	$2,175,008

See Notes to Financial Statements	SA-16

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
						Fidelity VIP
	Fidelity VIP			Fidelity VIP		Extended
	Consumer	Fidelity VIP	Fidelity VIP	Emerging	Fidelity VIP	Market
	Discretionary	Contrafund	Contrafund	Markets	Energy	Index
	Initial Class	Initial Class	Service Class 2	Initial Class	Initial Class	Initial Class
ASSETS
Investments in mutual funds, at value	$10,310	$2,908,541	$359,197,847	$1,283,829	$1,508,281	$3,126,259
Receivables:
Due from Pacific Life Insurance Company	-	-	-	19,823	-	-
Investments sold	7	3,185	111,640	-	1,699	3,071
Total Assets	10,317	2,911,726	359,309,487	1,303,652	1,509,980	3,129,330
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	8	3,239	114,637	-	1,721	3,115
Investments purchased	-	-	-	19,844	-	-
Total Liabilities	8	3,239	114,637	19,844	1,721	3,115
NET ASSETS	$10,309	$2,908,487	$359,194,850	$1,283,808	$1,508,259	$3,126,215
NET ASSETS CONSIST OF:
Accumulation units	10,309	2,908,487	359,134,903	1,283,808	1,508,259	3,126,215
Contracts in payout (annuitization) period	-	-	59,947	-	-	-
NET ASSETS	$10,309	$2,908,487	$359,194,850	$1,283,808	$1,508,259	$3,126,215
Units Outstanding	1,004	245,152	12,901,467	168,540	68,387	306,987
Accumulation Unit Value	$10.26 - $10.26	$11.84 - $11.89	$11.07 - $35.71	$7.59 - $7.62	$21.98 - $22.07	$10.15 - $10.20
Cost of Investments	$8,399	$2,806,972	$254,223,744	$1,241,469	$1,419,927	$2,974,510

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government	Fidelity VIP
	FundsManager	FundsManager	Government	Government	Money	Growth
	60%	60%	Money Market	Money Market	Market	Opportunities
	Investor Class	Service Class 2	Initial Class	Investor Class (1)	Service Class	Initial Class
ASSETS
Investments in mutual funds, at value	$221,165,258	$413,887,043	$19,493,359	$-	$501,909,854	$737,214
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	27,610	25,758	147,582	-	1,018,084	1,266
Total Assets	221,192,868	413,912,801	19,640,941	-	502,927,938	738,480
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	27,774	23,488	147,918	-	1,021,747	1,283
Investments purchased	-	-	-	-	-	-
Total Liabilities	27,774	23,488	147,918	-	1,021,747	1,283
NET ASSETS	$221,165,094	$413,889,313	$19,493,023	$-	$501,906,191	$737,197
NET ASSETS CONSIST OF:
Accumulation units	221,165,094	413,789,838	19,493,023	-	501,542,810	737,197
Contracts in payout (annuitization) period	-	99,475	-	-	363,381	-
NET ASSETS	$221,165,094	$413,889,313	$19,493,023	$-	$501,906,191	$737,197
Units Outstanding	20,014,280	25,961,292	1,856,418	-	50,620,358	82,650
Accumulation Unit Value	$11.05 - $11.05	$9.77 - $21.06	$10.46 - $10.50	See Note (1)	$9.15 - $10.86	$8.89 - $8.92
Cost of Investments	$207,828,779	$422,064,649	$19,493,359	$-	$501,909,854	$571,469

(1) All units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-17

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
		Fidelity VIP			First Trust
		Investment	Fidelity VIP	Fidelity VIP	Dorsey Wright	First Trust
	Fidelity VIP	Grade	Strategic	Value	Tactical	Multi Income
	Index 500	Bond	Income	Strategies	Core	Allocation
	Initial Class	Initial Class	Service Class 2	Initial Class	Class I	Class I
ASSETS
Investments in mutual funds, at value	$6,062,279	$3,792,237	$87,671,338	$1,358,421	$36,506,939	$18,583,103
Receivables:
Due from Pacific Life Insurance Company	-	87,704	104,904	-	-	-
Investments sold	4,837	-	-	886	4,477	-
Total Assets	6,067,116	3,879,941	87,776,242	1,359,307	36,511,416	18,583,103
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4,961	-	-	920	5,061	123
Investments purchased	-	87,782	107,013	-	-	688
Total Liabilities	4,961	87,782	107,013	920	5,061	811
NET ASSETS	$6,062,155	$3,792,159	$87,669,229	$1,358,387	$36,506,355	$18,582,292
NET ASSETS CONSIST OF:
Accumulation units	6,062,155	3,792,159	87,669,229	1,358,387	36,506,355	18,567,029
Contracts in payout (annuitization) period	-	-	-	-	-	15,263
NET ASSETS	$6,062,155	$3,792,159	$87,669,229	$1,358,387	$36,506,355	$18,582,292
Units Outstanding	483,592	415,819	7,377,965	100,762	2,710,981	1,428,158
Accumulation Unit Value	$12.51 - $12.56	$9.08 - $9.12	$9.52 - $13.01	$13.46 - $13.52	$9.15 - $15.22	$10.85 - $14.60
Cost of Investments	$5,314,186	$3,776,019	$91,101,867	$1,270,547	$33,715,045	$17,122,759

	First
	Trust/Dow
	Jones
	Dividend &					Franklin
	Income	Franklin	Franklin	Franklin	Franklin	Mutual Global
	Allocation	Allocation	Allocation	Income	Income	Discovery
	Class I	VIP Class 2	VIP Class 4	VIP Class 1	VIP Class 2	VIP Class 2
ASSETS
Investments in mutual funds, at value	$599,614,504	$23,422,926	$237,421,851	$382,819	$59,446,405	$151,443,723
Receivables:
Due from Pacific Life Insurance Company	3,212	-	-	-	247,335	-
Investments sold	-	1,855	162,626	799	-	119,824
Total Assets	599,617,716	23,424,781	237,584,477	383,618	59,693,740	151,563,547
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	2,303	159,143	805	-	118,046
Investments purchased	2,574	-	-	-	249,353	-
Total Liabilities	2,574	2,303	159,143	805	249,353	118,046
NET ASSETS	$599,615,142	$23,422,478	$237,425,334	$382,813	$59,444,387	$151,445,501
NET ASSETS CONSIST OF:
Accumulation units	599,376,240	23,415,754	237,342,636	382,813	59,444,387	151,375,455
Contracts in payout (annuitization) period	238,902	6,724	82,698	-	-	70,046
NET ASSETS	$599,615,142	$23,422,478	$237,425,334	$382,813	$59,444,387	$151,445,501
Units Outstanding	36,476,228	1,139,819	15,280,760	32,893	4,437,445	7,152,250
Accumulation Unit Value	$9.80 - $21.15	$18.22 - $21.86	$9.79 - $19.79	$11.59 - $11.64	$10.51 - $14.79	$11.17 - $25.76
Cost of Investments	$540,975,584	$26,037,678	$236,499,785	$402,942	$59,328,380	$135,666,541

See Notes to Financial Statements	SA-18

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
		Franklin	Franklin	Franklin	Franklin	Franklin
	Franklin	Rising	Rising	Small Cap	Small-Mid	Strategic
	Mutual Shares	Dividends	Dividends	Value	Cap Growth	Income
	VIP Class 1	VIP Class 1	VIP Class 2	VIP Class 1	VIP Class 1	VIP Class 1
ASSETS
Investments in mutual funds, at value	$158,373	$1,631,672	$236,646,024	$278,143	$936,880	$848,779
Receivables:
Due from Pacific Life Insurance Company	-	-	45,515	-	-	14,252
Investments sold	457	2,167	-	287	1,335	-
Total Assets	158,830	1,633,839	236,691,539	278,430	938,215	863,031
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	460	2,214	-	291	1,354	-
Investments purchased	-	-	45,363	-	-	14,280
Total Liabilities	460	2,214	45,363	291	1,354	14,280
NET ASSETS	$158,370	$1,631,625	$236,646,176	$278,139	$936,861	$848,751
NET ASSETS CONSIST OF:
Accumulation units	158,370	1,631,625	236,322,638	278,139	936,861	848,751
Contracts in payout (annuitization) period	-	-	323,538	-	-	-
NET ASSETS	$158,370	$1,631,625	$236,646,176	$278,139	$936,861	$848,751
Units Outstanding	13,231	131,092	9,295,964	24,297	110,974	87,273
Accumulation Unit Value	$11.97 - $11.97	$12.41 - $12.46	$11.01 - $32.18	$11.40 - $11.45	$8.42 - $8.46	$9.69 - $9.73
Cost of Investments	$154,690	$1,596,978	$215,172,768	$265,557	$800,530	$807,720

				Goldman Sachs	Goldman Sachs	Goldman Sachs
				VIT Large Cap	VIT Mid Cap	VIT Strategic
	Templeton	Templeton	Templeton	Value	Value	Growth
	Foreign	Global Bond	Global Bond	Institutional	Institutional	Institutional
	VIP Class 1	VIP Class 1	VIP Class 2	Shares	Shares	Shares
ASSETS
Investments in mutual funds, at value	$145,186	$381,094	$54,152,798	$98,386	$269,276	$502,977
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	84	559	17,326	169	212	723
Total Assets	145,270	381,653	54,170,124	98,555	269,488	503,700
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	86	568	17,659	171	217	745
Investments purchased	-	-	-	-	-	-
Total Liabilities	86	568	17,659	171	217	745
NET ASSETS	$145,184	$381,085	$54,152,465	$98,384	$269,271	$502,955
NET ASSETS CONSIST OF:
Accumulation units	145,184	381,085	54,012,997	98,384	269,271	502,955
Contracts in payout (annuitization) period	-	-	139,468	-	-	-
NET ASSETS	$145,184	$381,085	$54,152,465	$98,384	$269,271	$502,955
Units Outstanding	13,261	41,064	6,364,156	7,883	22,032	46,179
Accumulation Unit Value	$10.95 - $10.95	$9.24 - $9.28	$7.59 - $11.13	$12.45 - $12.51	$12.18 - $12.23	$10.88 - $10.93
Cost of Investments	$132,821	$372,828	$59,891,780	$94,852	$290,740	$436,798

See Notes to Financial Statements	SA-19

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	Goldman Sachs
	VIT Trends	Janus	Janus	Janus	Janus
	Driven Allocation	Henderson	Henderson	Henderson	Henderson	LVIP JPMorgan
	Institutional	Balanced	Balanced	Enterprise	Flexible Bond	Core Bond
	Shares	Institutional Shares	Service Shares	Institutional Shares	Service Shares	Class 1
ASSETS
Investments in mutual funds, at value	$132,231	$2,100,013	$5,680,988,184	$910,778	$31,473,185	$1,862,470
Receivables:
Due from Pacific Life Insurance Company	-	-	1,159,692	-	341,976	17,919
Investments sold	297	3,737	-	440	-	-
Total Assets	132,528	2,103,750	5,682,147,876	911,218	31,815,161	1,880,389
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	314	3,772	-	458	-	-
Investments purchased	-	-	1,157,626	-	343,107	17,924
Total Liabilities	314	3,772	1,157,626	458	343,107	17,924
NET ASSETS	$132,214	$2,099,978	$5,680,990,250	$910,760	$31,472,054	$1,862,465
NET ASSETS CONSIST OF:
Accumulation units	132,214	2,099,978	5,680,091,325	910,760	31,455,450	1,862,456
Contracts in payout (annuitization) period	-	-	898,925	-	16,604	9
NET ASSETS	$132,214	$2,099,978	$5,680,990,250	$910,760	$31,472,054	$1,862,465
Units Outstanding	12,842	190,949	324,018,449	82,889	3,104,567	197,864
Accumulation Unit Value	$10.29 - $10.34	$11.00 - $11.00	$10.26 - $23.82	$10.98 - $11.02	$9.44 - $11.02	$9.05 - $14.64
Cost of Investments	$134,483	$1,947,978	$4,436,634,773	$824,941	$34,266,119	$1,864,525

			ClearBridge		Lord Abbett
	LVIP JPMorgan	LVIP JPMorgan	Variable	Western Asset	Bond	Lord Abbett
	Mid Cap Value	U.S. Equity	Aggressive	Core Plus	Debenture	Total Return
	Class 1	Class 1	Growth - Class II	VIT Class I	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$165,711	$16,608	$14,927,991	$2,295,672	$134,165,638	$235,139,870
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	183,974	139,639
Investments sold	21	1	2,341	3,388	-	-
Total Assets	165,732	16,609	14,930,332	2,299,060	134,349,612	235,279,509
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	18	1	2,896	3,439	-	-
Investments purchased	-	-	-	-	185,005	139,637
Total Liabilities	18	1	2,896	3,439	185,005	139,637
NET ASSETS	$165,714	$16,608	$14,927,436	$2,295,621	$134,164,607	$235,139,872
NET ASSETS CONSIST OF:
Accumulation units	165,714	16,608	14,916,024	2,295,621	134,109,103	234,976,293
Contracts in payout (annuitization) period	-	-	11,412	-	55,504	163,579
NET ASSETS	$165,714	$16,608	$14,927,436	$2,295,621	$134,164,607	$235,139,872
Units Outstanding	7,211	307	1,075,266	265,541	10,279,424	20,613,511
Accumulation Unit Value	$12.28 - $39.28	$54.02 - $54.02	$11.80 - $15.41	$8.62 - $8.65	$9.13 - $14.53	$9.56 - $12.94
Cost of Investments	$128,390	$5,473	$18,137,531	$2,301,857	$149,231,130	$266,195,169

See Notes to Financial Statements	SA-20

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
		MFS
	MFS	Massachusetts	MFS	MFS	MFS	MFS
	International	Investors	New Discovery	Total Return	Utilities	Utilities
	Growth -	Growth Stock -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Service Class
ASSETS
Investments in mutual funds, at value	$1,315,117	$70,217,554	$825,868	$441,992,696	$269,047	$56,800,431
Receivables:
Due from Pacific Life Insurance Company	-	-	-	92,802	-	5,627
Investments sold	2,058	128,779	1,462	-	430	-
Total Assets	1,317,175	70,346,333	827,330	442,085,498	269,477	56,806,058
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,084	126,725	1,477	-	431	-
Investments purchased	-	-	-	92,576	-	5,656
Total Liabilities	2,084	126,725	1,477	92,576	431	5,656
NET ASSETS	$1,315,091	$70,219,608	$825,853	$441,992,922	$269,046	$56,800,402
NET ASSETS CONSIST OF:
Accumulation units	1,315,091	70,158,814	825,853	441,783,183	269,046	56,797,274
Contracts in payout (annuitization) period	-	60,794	-	209,739	-	3,128
NET ASSETS	$1,315,091	$70,219,608	$825,853	$441,992,922	$269,046	$56,800,402
Units Outstanding	129,308	2,630,371	112,894	25,902,580	24,318	3,418,861
Accumulation Unit Value	$10.14 - $10.19	$25.12 - $26.83	$7.30 - $7.33	$9.96 - $22.07	$11.03 - $11.08	$10.03 - $20.49
Cost of Investments	$1,260,383	$54,114,935	$1,066,390	$420,124,299	$291,600	$49,145,830

	MFS	MFS	Neuberger Berman
	Value	Value	U.S. Equity Index	TOPS	TOPS	TOPS
	Series -	Series -	PutWrite Strategy	Aggressive Growth	Balanced	Conservative
	Initial Class	Service Class	Class S	ETF Class 1	ETF Class 1	ETF Class 1
ASSETS
Investments in mutual funds, at value	$915,502	$75,048,743	$5,026,959	$426,337	$150,595	$269,500
Receivables:
Due from Pacific Life Insurance Company	-	-	12,458	-	-	-
Investments sold	1,131	25,655	-	740	86	266
Total Assets	916,633	75,074,398	5,039,417	427,077	150,681	269,766
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,147	25,114	-	747	88	280
Investments purchased	-	-	12,677	-	-	-
Total Liabilities	1,147	25,114	12,677	747	88	280
NET ASSETS	$915,486	$75,049,284	$5,026,740	$426,330	$150,593	$269,486
NET ASSETS CONSIST OF:
Accumulation units	915,486	75,014,743	5,024,569	426,330	150,593	269,486
Contracts in payout (annuitization) period	-	34,541	2,171	-	-	-
NET ASSETS	$915,486	$75,049,284	$5,026,740	$426,330	$150,593	$269,486
Units Outstanding	74,855	2,380,558	392,050	38,921	14,402	25,996
Accumulation Unit Value	$12.19 - $12.25	$28.15 - $36.29	$10.45 - $14.65	$10.95 - $10.95	$10.43 - $10.47	$10.37 - $10.37
Cost of Investments	$880,085	$56,572,205	$4,702,297	$379,970	$146,536	$260,291

See Notes to Financial Statements	SA-21

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
						PIMCO
		TOPS	TOPS			Commodity-
	TOPS	Managed Risk	Managed Risk	TOPS		RealReturn
	Growth	Balanced	Growth	Moderate Growth	PIMCO All Asset -	Strategy -
	ETF Class 1	ETF Class 1	ETF Class 1	ETF Class 1	Advisor Class	Advisor Class
ASSETS
Investments in mutual funds, at value	$477,728	$620,326	$225,998	$15,078	$3,973,969	$18,766,187
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	195
Investments sold	688	531	192	-	124	-
Total Assets	478,416	620,857	226,190	15,078	3,974,093	18,766,382
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	685	539	196	-	309	-
Investments purchased	-	-	-	-	-	922
Total Liabilities	685	539	196	-	309	922
NET ASSETS	$477,731	$620,318	$225,994	$15,078	$3,973,784	$18,765,460
NET ASSETS CONSIST OF:
Accumulation units	477,731	620,318	225,994	15,078	3,898,820	18,738,169
Contracts in payout (annuitization) period	-	-	-	-	74,964	27,291
NET ASSETS	$477,731	$620,318	$225,994	$15,078	$3,973,784	$18,765,460
Units Outstanding	44,017	61,521	22,183	1,416	307,299	2,497,590
Accumulation Unit Value	$10.81 - $10.86	$10.08 - $10.08	$10.19 - $10.23	$10.65 - $10.65	$10.66 - $13.49	$6.23 - $12.96
Cost of Investments	$444,726	$599,942	$217,744	$14,569	$4,173,962	$20,971,928

	PIMCO		PIMCO
	Emerging Markets		Long-Term U.S.	PIMCO	PIMCO
	Bond -		Government -	Low Duration -	Total Return -	PSF Mid-Cap
	Institutional	PIMCO Income -	Institutional	Institutional	Institutional	Growth
	Class	Advisor Class	Class	Class	Class	Class II
ASSETS
Investments in mutual funds, at value	$179,409	$42,537,738	$523,717	$3,553,581	$2,508,408	$24,705
Receivables:
Due from Pacific Life Insurance Company	-	25,871	-	16,479	6,357	-
Investments sold	212	-	633	-	-	21
Total Assets	179,621	42,563,609	524,350	3,570,060	2,514,765	24,726
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	216	-	645	-	-	27
Investments purchased	-	27,576	-	16,548	6,394	-
Total Liabilities	216	27,576	645	16,548	6,394	27
NET ASSETS	$179,405	$42,536,033	$523,705	$3,553,512	$2,508,371	$24,699
NET ASSETS CONSIST OF:
Accumulation units	179,405	42,534,397	523,705	3,553,512	2,508,371	24,699
Contracts in payout (annuitization) period	-	1,636	-	-	-	-
NET ASSETS	$179,405	$42,536,033	$523,705	$3,553,512	$2,508,371	$24,699
Units Outstanding	19,653	3,902,504	71,317	366,555	280,745	482
Accumulation Unit Value	$9.09 - $9.13	$9.78 - $11.28	$7.31 - $7.34	$9.67 - $9.71	$8.91 - $8.95	$50.45 - $54.55
Cost of Investments	$168,732	$41,980,994	$530,543	$3,535,809	$2,431,859	$4,689

See Notes to Financial Statements	SA-22

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	PSF PGIM	PSF PGIM
	Jennison	Jennison	Schwab			Schwab
	Growth	Value	Government	Schwab	Schwab	VIT Balanced
	Class II	Class II	Money Market (1)	S&P 500 Index	VIT Balanced	with Growth
ASSETS
Investments in mutual funds, at value	$111,138	$96,246	$-	$39,591,763	$59,055,928	$132,414,323
Receivables:
Due from Pacific Life Insurance Company	-	-	-	133,002	-	-
Investments sold	39	4	-	-	4,319	22,735
Total Assets	111,177	96,250	-	39,724,765	59,060,247	132,437,058
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	86	39	-	-	4,404	22,767
Investments purchased	-	-	-	133,627	-	-
Total Liabilities	86	39	-	133,627	4,404	22,767
NET ASSETS	$111,091	$96,211	$-	$39,591,138	$59,055,843	$132,414,291
NET ASSETS CONSIST OF:
Accumulation units	111,091	96,211	-	39,591,138	59,055,843	132,414,291
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$111,091	$96,211	$-	$39,591,138	$59,055,843	$132,414,291
Units Outstanding	1,955	2,994	-	3,146,732	4,005,593	7,756,448
Accumulation Unit Value	$55.22 - $57.74	$30.47 - $32.94	See Note (1)	$12.53 - $12.59	$12.77 - $14.81	$14.34 - $17.39
Cost of Investments	$10,049	$24,248	$-	$34,947,689	$48,252,555	$96,506,797

		State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Schwab	Total Return	Blue Chip	Equity	Health	Global Resources
	VIT Growth	V.I.S. Class 3	Growth - I	Income - I	Sciences - I	Class S
ASSETS
Investments in mutual funds, at value	$148,944,657	$284,401,739	$1,730,311	$495,303	$603,912	$21,308,133
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	5,879
Investments sold	26,611	97,294	2,229	499	757	-
Total Assets	148,971,268	284,499,033	1,732,540	495,802	604,669	21,314,012
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	25,986	91,482	2,287	507	771	-
Investments purchased	-	-	-	-	-	7,349
Total Liabilities	25,986	91,482	2,287	507	771	7,349
NET ASSETS	$148,945,282	$284,407,551	$1,730,253	$495,295	$603,898	$21,306,663
NET ASSETS CONSIST OF:
Accumulation units	148,945,282	284,129,833	1,730,253	495,295	603,898	21,287,198
Contracts in payout (annuitization) period	-	277,718	-	-	-	19,465
NET ASSETS	$148,945,282	$284,407,551	$1,730,253	$495,295	$603,898	$21,306,663
Units Outstanding	7,456,726	16,058,952	171,232	39,785	64,409	2,415,176
Accumulation Unit Value	$15.82 - $20.20	$9.70 - $25.67	$10.07 - $10.11	$12.40 - $12.46	$9.36 - $9.40	$7.62 - $10.92
Cost of Investments	$99,072,173	$278,795,588	$1,357,249	$515,236	$623,667	$13,030,987

(1) All units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-23

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
			Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Conservative	Diversified	Equity	Equity
	Balanced	Capital Growth	Allocation	Value	Income	Index
ASSETS
Investments in mutual funds, at value	$15,111,659	$2,150,228	$6,197,058	$1,300,138	$3,460,734	$3,151,355
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	16,181
Investments sold	16,379	2,744	4,838	3,023	2,551	-
Total Assets	15,128,038	2,152,972	6,201,896	1,303,161	3,463,285	3,167,536
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	16,700	2,786	4,976	3,048	2,598	-
Investments purchased	-	-	-	-	-	16,233
Total Liabilities	16,700	2,786	4,976	3,048	2,598	16,233
NET ASSETS	$15,111,338	$2,150,186	$6,196,920	$1,300,113	$3,460,687	$3,151,303
NET ASSETS CONSIST OF:
Accumulation units	15,111,338	2,150,186	6,196,920	1,300,113	3,460,687	3,151,303
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$15,111,338	$2,150,186	$6,196,920	$1,300,113	$3,460,687	$3,151,303
Units Outstanding	1,339,837	179,217	628,969	100,832	269,359	251,192
Accumulation Unit Value	$11.24 - $11.29	$11.95 - $12.00	$9.81 - $9.85	$12.87 - $12.92	$12.80 - $12.86	$12.49 - $12.55
Cost of Investments	$14,468,497	$1,843,795	$5,887,630	$1,248,556	$3,169,023	$3,030,808

	Vanguard VIF		Vanguard VIF		Vanguard VIF	Vanguard VIF
	Global Bond	Vanguard VIF	High Yield	Vanguard VIF	Mid-Cap	Moderate
	Index	Growth	Bond	International	Index	Allocation
ASSETS
Investments in mutual funds, at value	$1,524,389	$3,901,204	$1,976,896	$1,524,627	$6,939,768	$17,602,804
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	5,020	-
Investments sold	2,042	8,095	2,152	67,547	-	21,598
Total Assets	1,526,431	3,909,299	1,979,048	1,592,174	6,944,788	17,624,402
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,068	8,161	2,188	67,569	-	21,990
Investments purchased	-	-	-	-	5,145	-
Total Liabilities	2,068	8,161	2,188	67,569	5,145	21,990
NET ASSETS	$1,524,363	$3,901,138	$1,976,860	$1,524,605	$6,939,643	$17,602,412
NET ASSETS CONSIST OF:
Accumulation units	1,524,363	3,901,138	1,976,860	1,524,605	6,939,643	17,602,412
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$1,524,363	$3,901,138	$1,976,860	$1,524,605	$6,939,643	$17,602,412
Units Outstanding	168,791	378,782	192,439	217,181	639,941	1,717,932
Accumulation Unit Value	$9.01 - $9.05	$10.27 - $10.31	$10.24 - $10.28	$7.00 - $7.03	$10.80 - $10.85	$10.21 - $10.25
Cost of Investments	$1,613,931	$3,295,919	$1,899,320	$1,424,740	$6,521,355	$16,716,767

See Notes to Financial Statements	SA-24

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
				Vanguard VIF
		Vanguard VIF		Total
	Vanguard VIF	Short-Term	Vanguard VIF	International	Vanguard VIF
	Real Estate	Investment-	Total Bond	Stock Market	Total Stock
	Index	Grade	Market Index	Index	Market Index
ASSETS
Investments in mutual funds, at value	$2,340,712	$6,700,935	$14,899,831	$11,795,086	$12,155,297
Receivables:
Due from Pacific Life Insurance Company	-	16,499	-	105,417	-
Investments sold	5,908	-	62,108	-	14,150
Total Assets	2,346,620	6,717,434	14,961,939	11,900,503	12,169,447
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5,960	-	62,332	-	14,357
Investments purchased	-	16,615	-	105,630	-
Total Liabilities	5,960	16,615	62,332	105,630	14,357
NET ASSETS	$2,340,660	$6,700,819	$14,899,607	$11,794,873	$12,155,090
NET ASSETS CONSIST OF:
Accumulation units	2,340,660	6,700,819	14,899,607	11,794,873	12,155,090
Contracts in payout (annuitization) period	-	-	-	-	-
NET ASSETS	$2,340,660	$6,700,819	$14,899,607	$11,794,873	$12,155,090
Units Outstanding	215,143	682,586	1,660,787	1,194,839	1,025,214
Accumulation Unit Value	$10.84 - $10.89	$9.78 - $9.83	$8.94 - $8.98	$9.84 - $9.88	$11.81 - $11.86
Cost of Investments	$2,423,079	$6,533,210	$14,691,989	$11,342,404	$11,255,621

See Notes to Financial Statements	SA-25

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Income	Bond	Managed
	Class I	Class I	Class I	Class P	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	328,355	1,655,953	1,751,429	3,219	1,390,804	1,826,131
Administrative fees	77,876	365,641	363,826	4,914	253,588	315,846
Total Expenses	406,231	2,021,594	2,115,255	8,133	1,644,392	2,141,977
Net Investment Income (Loss)	(406,231)	(2,021,594)	(2,115,255)	(8,133)	(1,644,392)	(2,141,977)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(384,585)	(3,187,434)	872,396	504	5,433,770	2,746,431
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(384,585)	(3,187,434)	872,396	504	5,433,770	2,746,431
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,318,404	9,042,273	21,054,087	205,195	9,064,806	2,953,586
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,527,588	$3,833,245	$19,811,228	$197,566	$12,854,184	$3,558,040

	Intermediate	Managed	Short Duration	Emerging	Dividend	Equity
	Bond	Bond	Bond	Markets Debt	Growth	Index
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	115,189	3,111,585	2,527,828	119,424	4,071,747	13,425,838
Administrative fees	29,888	547,872	562,192	25,376	850,115	3,033,554
Total Expenses	145,077	3,659,457	3,090,020	144,800	4,921,862	16,459,392
Net Investment Income (Loss)	(145,077)	(3,659,457)	(3,090,020)	(144,800)	(4,921,862)	(16,459,392)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(271,494)	4,324,927	2,762,425	193,758	7,934,766	7,360,130
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(271,494)	4,324,927	2,762,425	193,758	7,934,766	7,360,130
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,134,080	13,873,516	11,498,556	1,226,693	46,845,495	321,771,232
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$717,509	$14,538,986	$11,170,961	$1,275,651	$49,858,399	$312,671,970

See Notes to Financial Statements	SA-26

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	Focused		Hedged	Hedged	Large-Cap	Large-Cap
	Growth	Growth	Equity	Equity	Core	Growth
	Class I	Class I	Class I	Class P	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,104,060	3,600,115	1,602,919	3,758	2,883,049	2,443,679
Administrative fees	414,293	621,604	386,459	6,771	437,896	486,012
Total Expenses	2,518,353	4,221,719	1,989,378	10,529	3,320,945	2,929,691
Net Investment Income (Loss)	(2,518,353)	(4,221,719)	(1,989,378)	(10,529)	(3,320,945)	(2,929,691)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,330,527	11,298,301	(434,338)	(852)	13,767,958	16,765,763
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,330,527	11,298,301	(434,338)	(852)	13,767,958	16,765,763
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	60,144,164	91,193,665	22,953,628	312,712	45,247,210	67,890,975
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,956,338	$98,270,247	$20,529,912	$301,331	$55,694,223	$81,727,047

	Large-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Value	Equity	Growth	Value	Equity	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,604,047	2,365,184	2,654,916	989,661	553,999	1,126,195
Administrative fees	479,280	414,401	514,377	207,461	116,937	217,789
Total Expenses	3,083,327	2,779,585	3,169,293	1,197,122	670,936	1,343,984
Net Investment Income (Loss)	(3,083,327)	(2,779,585)	(3,169,293)	(1,197,122)	(670,936)	(1,343,984)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	16,181,852	16,278,034	8,033,924	3,878,032	2,539,043	410,052
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	16,181,852	16,278,034	8,033,924	3,878,032	2,539,043	410,052
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	17,426,685	14,284,741	39,801,774	12,237,136	5,039,058	15,184,101
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,525,210	$27,783,190	$44,666,405	$14,918,046	$6,907,165	$14,250,169

See Notes to Financial Statements	SA-27

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	Small-Cap	Small-Cap		Value	Emerging	International
	Index	Value	Value	Advantage	Markets	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,350,456	1,122,539	1,459,468	738,324	1,545,073	22,306
Administrative fees	470,591	213,483	289,289	169,357	295,610	5,601
Total Expenses	2,821,047	1,336,022	1,748,757	907,681	1,840,683	27,907
Net Investment Income (Loss)	(2,821,047)	(1,336,022)	(1,748,757)	(907,681)	(1,840,683)	(27,907)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,601,799	3,879,583	15,169,669	(213,222)	2,112,028	(37,788)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	5,601,799	3,879,583	15,169,669	(213,222)	2,112,028	(37,788)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	30,851,168	4,075,220	(9,467,542)	7,321,933	10,511,425	337,647
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,631,920	$6,618,781	$3,953,370	$6,201,030	$10,782,770	$271,952

	International	International	International	Health	Real
	Large-Cap	Small-Cap	Value	Sciences	Estate	Technology
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,401,785	362,308	1,253,786	3,055,670	1,187,094	2,021,538
Administrative fees	453,910	72,770	220,976	576,112	204,018	406,927
Total Expenses	2,855,695	435,078	1,474,762	3,631,782	1,391,112	2,428,465
Net Investment Income (Loss)	(2,855,695)	(435,078)	(1,474,762)	(3,631,782)	(1,391,112)	(2,428,465)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	18,941,942	2,036,660	7,054,309	23,451,821	7,073,769	273,933
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	18,941,942	2,036,660	7,054,309	23,451,821	7,073,769	273,933
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	23,467,928	3,506,210	14,203,104	(14,654,455)	5,795,803	79,211,335
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,554,175	$5,107,792	$19,782,651	$5,165,584	$11,478,460	$77,056,803

See Notes to Financial Statements	SA-28

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
			ESG	ESG	PSF Avantis	PSF Avantis
	ESG	ESG	Diversified	Diversified	Balanced	Balanced
	Diversified	Diversified	Growth	Growth	Allocation	Allocation
	Class I	Class P (1)	Class I	Class P	Class D	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	135,604	225	7,198	56	2,851,309	2,800
Administrative fees	31,155	450	2,131	111	700,650	5,600
Total Expenses	166,759	675	9,329	167	3,551,959	8,400
Net Investment Income (Loss)	(166,759)	(675)	(9,329)	(167)	(3,551,959)	(8,400)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(123,472)	15,193	(22,939)	(3)	1,468,488	(37,093)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(123,472)	15,193	(22,939)	(3)	1,468,488	(37,093)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,253,634	9,447	192,881	6,147	37,040,181	274,567
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,963,403	$23,965	$160,613	$5,977	$34,956,710	$229,074

	Pacific	Pacific	Pacific	Pacific
	Dynamix -	Dynamix -	Dynamix -	Dynamix -	Pacific	Pacific
	Conservative	Conservative	Moderate	Moderate	Dynamix -	Dynamix -
	Growth	Growth	Growth	Growth	Growth	Growth
	Class I	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	4,330,018	3,675	21,483,229	1,800	15,091,594	2,690
Administrative fees	906,688	4,913	4,722,916	2,660	3,481,141	5,380
Total Expenses	5,236,706	8,588	26,206,145	4,460	18,572,735	8,070
Net Investment Income (Loss)	(5,236,706)	(8,588)	(26,206,145)	(4,460)	(18,572,735)	(8,070)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	22,479,966	(15,151)	75,370,942	(11,150)	(10,586,621)	(57,559)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	22,479,966	(15,151)	75,370,942	(11,150)	(10,586,621)	(57,559)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	25,087,794	197,486	231,187,007	122,394	248,936,068	348,367
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,331,054	$173,747	$280,351,804	$106,784	$219,776,712	$282,738

(1) All units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-29

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
		Portfolio			Portfolio	Invesco
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	Oppenheimer
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	V.I. International
	Conservative	Conservative	Moderate	Growth	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Series I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$94
EXPENSES
Mortality and expense risk	12,339,121	17,466,270	78,710,329	75,181,821	16,460,964	23
Administrative fees	2,008,442	2,738,457	12,206,780	11,274,052	2,453,979	46
Total Expenses	14,347,563	20,204,727	90,917,109	86,455,873	18,914,943	69
Net Investment Income (Loss)	(14,347,563)	(20,204,727)	(90,917,109)	(86,455,873)	(18,914,943)	25
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	48,115,959	87,407,786	415,372,197	384,768,410	82,279,895	(55)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	48,115,959	87,407,786	415,372,197	384,768,410	82,279,895	(55)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	39,949,001	61,466,828	403,292,867	391,391,542	104,157,199	2,899
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,717,397	$128,669,887	$727,747,955	$689,704,079	$167,522,151	$2,869

	Invesco				Invesco V.I.
	Oppenheimer	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery	Invesco V.I.
	V.I. International	American	Balanced-Risk	Balanced-Risk	Mid Cap	Equity and
	Growth	Value	Allocation	Allocation	Growth	Income
	Series II	Series I	Series I	Series II	Series I	Series II
INVESTMENT INCOME
Dividends	$60,213	$317	$-	$-	$-	$891,432
EXPENSES
Mortality and expense risk	172,230	135	166	3,065,778	169	441,429
Administrative fees	41,890	142	313	584,914	272	100,572
Total Expenses	214,120	277	479	3,650,692	441	542,001
Net Investment Income (Loss)	(153,907)	40	(479)	(3,650,692)	(441)	349,431
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,252,936)	(168)	(9,323)	(17,185,039)	(32,271)	(844,867)
Capital gain distributions	-	10,394	-	-	-	2,706,361
Realized Gain (Loss) on Investments	(2,252,936)	10,226	(9,323)	(17,185,039)	(32,271)	1,861,494
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,552,987	(3,128)	16,807	33,509,556	42,813	2,353,618
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,146,144	$7,138	$7,005	$12,673,825	$10,101	$4,564,543

See Notes to Financial Statements	SA-30

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
					Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.		Invesco V.I.	Nasdaq 100	Nasdaq 100
	EQV International	Global	Invesco V.I.	Main Street	Buffer -	Buffer -
	Equity	Real Estate	Global	Small Cap Fund	September	September
	Series I (1)	Series II	Series II	Series I	Series I	Series II
INVESTMENT INCOME
Dividends	$20	$101,890	$-	$10,648	$-	$-
EXPENSES
Mortality and expense risk	7	76,463	208,891	2,067	33	28,928
Administrative fees	15	18,369	46,905	2,551	65	7,684
Total Expenses	22	94,832	255,796	4,618	98	36,612
Net Investment Income (Loss)	(2)	7,058	(255,796)	6,030	(98)	(36,612)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	(679,280)	(1,077,102)	2,552	(7,612)	3,760
Capital gain distributions	8	-	2,619,908	-	692	217,919
Realized Gain (Loss) on Investments	8	(679,280)	1,542,806	2,552	(6,920)	221,679
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	709	1,259,241	4,519,550	111,126	16,029	691,962
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$715	$587,019	$5,806,560	$119,708	$9,011	$877,029

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100
	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -
	December	December	March	March	June	June
	Series I	Series II	Series I	Series II	Series I (1)	Series II
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	30	35,302	46	47,930	211	35,263
Administrative fees	61	9,021	91	12,408	422	8,973
Total Expenses	91	44,323	137	60,338	633	44,236
Net Investment Income (Loss)	(91)	(44,323)	(137)	(60,338)	(633)	(44,236)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1	(155,688)	16	(3,213)	(32)	52,366
Capital gain distributions	-	-	3,953	650,415	29,808	616,991
Realized Gain (Loss) on Investments	1	(155,688)	3,969	647,202	29,776	669,357
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,069	907,581	3,804	524,983	(1,940)	361,040
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,979	$707,570	$7,636	$1,111,847	$27,203	$986,161

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-31

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -
	September	September	December	December	March	June
	Series I	Series II	Series I (1)	Series II	Series II	Series I (1)
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	520	157,136	236	100,032	142,418	1,183
Administrative fees	1,002	42,305	471	26,830	37,195	2,366
Total Expenses	1,522	199,441	707	126,862	179,613	3,549
Net Investment Income (Loss)	(1,522)	(199,441)	(707)	(126,862)	(179,613)	(3,549)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,941)	9,931	2	(10,844)	179,438	661
Capital gain distributions	10,489	800,506	3,549	130,050	516,678	21,399
Realized Gain (Loss) on Investments	7,548	810,437	3,551	119,206	696,116	22,060
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	58,004	2,659,417	21,673	1,802,578	1,960,334	101,078
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,030	$3,270,413	$24,517	$1,794,922	$2,476,837	$119,589

	Invesco V.I.				American Funds
	S&P 500		American	American	IS American
	Buffer -	Invesco V.I.	Century	Century	High-Income	American Funds
	June	Technology	VP Mid Cap Value	VP Mid Cap Value	Trust	IS Asset Allocation
	Series II	Series I	Class I	Class II	Class 4	Class 1
INVESTMENT INCOME
Dividends	$-	$-	$15,057	$2,074,638	$3,091,883	$131,262
EXPENSES
Mortality and expense risk	141,877	1,939	1,060	918,909	442,314	7,971
Administrative fees	38,077	2,363	1,731	205,932	102,489	11,522
Total Expenses	179,954	4,302	2,791	1,124,841	544,803	19,493
Net Investment Income (Loss)	(179,954)	(4,302)	12,266	949,797	2,547,080	111,769
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(83,816)	(129,196)	(11,386)	(1,643,083)	(986,396)	(98,684)
Capital gain distributions	368,107	-	61,156	10,835,847	-	124,814
Realized Gain (Loss) on Investments	284,291	(129,196)	49,770	9,192,764	(986,396)	26,130
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,970,741	420,715	(26,797)	(5,726,540)	3,547,677	492,084
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,075,078	$287,217	$35,239	$4,416,021	$5,108,361	$629,983

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-32

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
						American Funds
		American Funds	American Funds	American Funds	American Funds	IS Capital World
	American Funds	IS Capital	IS Capital	IS Capital	IS Capital	Growth and
	IS Asset Allocation	Income Builder	Income Builder	World Bond	World Bond	Income
	Class 4	Class 1	Class 4	Class 1	Class 4	Class 1
INVESTMENT INCOME
Dividends	$66,682,035	$29,094	$3,220,791	$-	$-	$11,279
EXPENSES
Mortality and expense risk	34,422,050	2,449	1,030,287	382	182,336	661
Administrative fees	7,318,925	2,680	231,323	457	43,079	1,197
Total Expenses	41,740,975	5,129	1,261,610	839	225,415	1,858
Net Investment Income (Loss)	24,941,060	23,965	1,959,181	(839)	(225,415)	9,421
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(12,094,309)	(2,170)	(26,215)	(5,138)	(752,054)	(13,338)
Capital gain distributions	131,140,784	-	-	-	-	-
Realized Gain (Loss) on Investments	119,046,475	(2,170)	(26,215)	(5,138)	(752,054)	(13,338)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	254,257,065	54,488	7,034,672	19,288	2,051,067	85,576
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$398,244,600	$76,283	$8,967,638	$13,311	$1,073,598	$81,659

	American Funds
	IS Capital World				American Funds
	Growth and	American Funds	American Funds	American Funds	IS Global Small	American Funds
	Income	IS Global Balanced	IS Global Growth	IS Global Growth	Capitalization	IS Growth
	Class 4	Class 4	Class 1	Class 4	Class 4	Class 1
INVESTMENT INCOME
Dividends	$1,234,258	$1,024,865	$17,717	$1,087,999	$11,242	$23,491
EXPENSES
Mortality and expense risk	563,190	585,363	1,921	1,348,724	333,260	7,684
Administrative fees	139,963	142,926	2,970	322,157	79,220	9,468
Total Expenses	703,153	728,289	4,891	1,670,881	412,480	17,152
Net Investment Income (Loss)	531,105	296,576	12,826	(582,882)	(401,238)	6,339
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,975,636)	(1,548,138)	(48,444)	(2,092,075)	(5,616,755)	(20,968)
Capital gain distributions	-	8,444,510	45,280	12,076,643	532,034	161,727
Realized Gain (Loss) on Investments	(2,975,636)	6,896,372	(3,164)	9,984,568	(5,084,721)	140,759
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,842,692	976,831	195,409	20,116,080	11,161,698	890,421
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,398,161	$8,169,779	$205,071	$29,517,766	$5,675,739	$1,037,519

See Notes to Financial Statements	SA-33

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
						American Funds
	American Funds	American Funds	American Funds	American Funds	American Funds	IS International
	IS Growth	IS Growth-Income	IS Growth-Income	IS International	IS International	Growth and Income
	Class 4	Class 1	Class 4	Class 1	Class 4	Class 1
INVESTMENT INCOME
Dividends	$1,143,863	$43,341	$5,361,355	$7,537	$958,384	$8,327
EXPENSES
Mortality and expense risk	6,449,142	4,341	4,367,390	680	744,170	538
Administrative fees	1,388,327	7,298	905,603	1,243	174,500	914
Total Expenses	7,837,469	11,639	5,272,993	1,923	918,670	1,452
Net Investment Income (Loss)	(6,693,606)	31,702	88,362	5,614	39,714	6,875
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(10,934,428)	(129,346)	(451,448)	(15,630)	(3,693,487)	(62,762)
Capital gain distributions	37,373,070	130,821	23,616,407	-	-	-
Realized Gain (Loss) on Investments	26,438,642	1,475	23,164,959	(15,630)	(3,693,487)	(62,762)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	182,652,923	539,743	74,891,913	81,130	15,517,429	100,846
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$202,397,959	$572,920	$98,145,234	$71,114	$11,863,656	$44,959

	American Funds	American Funds	American Funds			American Funds
	IS International	IS Managed Risk	IS Managed Risk	American Funds IS	American Funds IS	IS The Bond Fund
	Growth and Income	Asset Allocation	Asset Allocation	New World Fund	New World Fund	of America
	Class 4	Class P1	Class P2	Class 1	Class 4	Class 1
INVESTMENT INCOME
Dividends	$1,239,761	$13,960	$3,084,593	$26,494	$850,892	$140,049
EXPENSES
Mortality and expense risk	468,128	882	1,681,948	2,345	600,131	5,816
Administrative fees	108,248	1,764	390,578	3,559	141,183	10,876
Total Expenses	576,376	2,646	2,072,526	5,904	741,314	16,692
Net Investment Income (Loss)	663,385	11,314	1,012,067	20,590	109,578	123,357
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(10,015,790)	(1,078)	(3,157,676)	(26,786)	(1,677,134)	(248,631)
Capital gain distributions	-	32,736	19,738,652	-	-	-
Realized Gain (Loss) on Investments	(10,015,790)	31,658	16,580,976	(26,786)	(1,677,134)	(248,631)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	16,694,228	161,164	(3,289,295)	184,515	10,774,022	253,328
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,341,823	$204,136	$14,303,748	$178,319	$9,206,466	$128,054

See Notes to Financial Statements	SA-34

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	American Funds	American Funds IS	American Funds IS	American Funds	American Funds	BlackRock
	IS The Bond Fund	U.S. Government	U.S. Government	IS Washington	IS Washington	60/40 Target
	of America	Securities	Securities	Mutual Investors	Mutual Investors	Allocation ETF
	Class 4	Class 1	Class 4	Class 1	Class 4	V.I. Class I
INVESTMENT INCOME
Dividends	$4,972,958	$79,674	$1,905,245	$27,353	$3,626,742	$4,637,656
EXPENSES
Mortality and expense risk	1,122,141	2,409	547,300	1,733	1,807,169	1,836,604
Administrative fees	271,064	4,818	121,323	2,932	431,869	464,023
Total Expenses	1,393,205	7,227	668,623	4,665	2,239,038	2,300,627
Net Investment Income (Loss)	3,579,753	72,447	1,236,622	22,688	1,387,704	2,337,029
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,627,657)	(30,227)	(5,391,774)	(14,602)	(2,640,243)	(3,648,688)
Capital gain distributions	-	-	-	7,907	1,952,681	-
Realized Gain (Loss) on Investments	(3,627,657)	(30,227)	(5,391,774)	(6,695)	(687,562)	(3,648,688)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,569,654	(11,258)	4,662,005	167,220	30,806,298	29,519,597
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,521,750	$30,962	$506,853	$183,213	$31,506,440	$28,207,938

	BlackRock	BlackRock	BlackRock	BlackRock
	Capital	Equity	Global	Global	BlackRock	BlackRock
	Appreciation	Dividend	Allocation	Allocation	High Yield	S&P 500 Index
	V.I. Class III	V.I. Class I	V.I. Class I	V.I. Class III	V.I. Class I	V.I. Class I
INVESTMENT INCOME
Dividends	$-	$17,316	$24,574	$28,466,678	$51,242	$25,367
EXPENSES
Mortality and expense risk	235,088	1,338	1,697	12,927,771	1,283	2,441
Administrative fees	52,266	2,486	3,339	2,408,528	2,297	4,034
Total Expenses	287,354	3,824	5,036	15,336,299	3,580	6,475
Net Investment Income (Loss)	(287,354)	13,492	19,538	13,130,379	47,662	18,892
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,909,218)	(16,437)	(31,919)	(13,603,899)	(7,304)	(13,105)
Capital gain distributions	1,862,843	44,319	-	-	-	70,678
Realized Gain (Loss) on Investments	(46,375)	27,882	(31,919)	(13,603,899)	(7,304)	57,573
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,884,752	56,287	146,746	123,026,097	72,561	236,100
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,551,023	$97,661	$134,365	$122,552,577	$112,919	$312,565

See Notes to Financial Statements	SA-35

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
			Delaware Ivy		DFA VA	DFA VA
	BlackRock	BlackRock	VIP Asset	Delaware Ivy	Equity Allocation	Global Bond
	Small Cap Index	Total Return	Strategy	VIP Energy	Institutional	Institutional
	V.I. Class I	V.I. Class I	Class II	Class II	Class	Class
INVESTMENT INCOME
Dividends	$61,748	$57,877	$626,072	$1,623,865	$4,884	$22,559
EXPENSES
Mortality and expense risk	6,360	2,365	243,037	541,289	401	909
Administrative fees	11,833	4,363	58,982	121,360	556	1,400
Total Expenses	18,193	6,728	302,019	662,649	957	2,309
Net Investment Income (Loss)	43,555	51,149	324,053	961,216	3,927	20,250
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(104,512)	(27,009)	(1,009,220)	2,630,735	(2,971)	(1,264)
Capital gain distributions	120,072	-	-	-	4,871	-
Realized Gain (Loss) on Investments	15,560	(27,009)	(1,009,220)	2,630,735	1,900	(1,264)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	606,848	68,261	3,610,339	(2,891,347)	28,602	2,138
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$665,963	$92,401	$2,925,172	$700,604	$34,429	$21,124

	DFA VA	DFA VA	DFA VA
	Global Moderate	International	International	DFA VA	DFA VA	DFA VA US
	Allocation	Small	Value	Short-Term Fixed	US Large Value	Targeted Value
	Institutional	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class	Class
INVESTMENT INCOME
Dividends	$36,900	$18,214	$91,525	$146,640	$104,985	$26,636
EXPENSES
Mortality and expense risk	1,445	948	3,213	5,516	6,041	2,595
Administrative fees	2,644	1,397	4,873	9,129	10,781	3,926
Total Expenses	4,089	2,345	8,086	14,645	16,822	6,521
Net Investment Income (Loss)	32,811	15,869	83,439	131,995	88,163	20,115
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,015)	(24,198)	(19,702)	(5,397)	(24,444)	(13,988)
Capital gain distributions	15,016	-	18,265	-	63,985	118,525
Realized Gain (Loss) on Investments	13,001	(24,198)	(1,437)	(5,397)	39,541	104,537
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	72,006	67,433	177,355	9,880	287,109	177,301
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$117,818	$59,104	$259,357	$136,478	$414,813	$301,953

See Notes to Financial Statements	SA-36

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
	Fidelity VIP					Fidelity VIP
	Consumer	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Extended Market
	Discretionary	Contrafund	Contrafund	Emerging Markets	Energy	Index
	Initial Class	Initial Class	Service Class 2	Initial Class	Initial Class	Initial Class
INVESTMENT INCOME
Dividends	$4	$7,958	$851,967	$26,009	$33,631	$50,061
EXPENSES
Mortality and expense risk	8	1,693	3,009,199	1,510	1,704	3,766
Administrative fees	15	2,485	677,076	2,733	2,489	5,736
Total Expenses	23	4,178	3,686,275	4,243	4,193	9,502
Net Investment Income (Loss)	(19)	3,780	(2,834,308)	21,766	29,438	40,559
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3	(13,733)	(2,166,792)	(12,921)	(22,706)	(26,362)
Capital gain distributions	-	47,051	11,871,769	-	-	-
Realized Gain (Loss) on Investments	3	33,318	9,704,977	(12,921)	(22,706)	(26,362)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,868	182,681	78,956,050	65,809	(38,879)	390,454
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,852	$219,779	$85,826,719	$74,654	$(32,147)	$404,651

			Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government	Government	Government	Growth
	FundsManager 60%	FundsManager 60%	Money Market	Money Market	Money Market	Opportunities
	Investor Class	Service Class 2	Initial Class	Investor Class (1)	Service Class	Initial Class
INVESTMENT INCOME
Dividends	$4,506,214	$8,676,288	$877,141	$3,581	$24,142,225	$-
EXPENSES
Mortality and expense risk	1,044,326	3,971,659	32,101	527	5,137,099	979
Administrative fees	348,109	889,962	54,479	176	1,047,760	1,675
Total Expenses	1,392,435	4,861,621	86,580	703	6,184,859	2,654
Net Investment Income (Loss)	3,113,779	3,814,667	790,561	2,878	17,957,366	(2,654)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(31,582)	(12,586,292)	-	-	-	(10,565)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(31,582)	(12,586,292)	-	-	-	(10,565)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,426,610	55,550,820	-	-	-	217,765
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,508,807	$46,779,195	$790,561	$2,878	$17,957,366	$204,546

(1)	Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-37

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
		Fidelity VIP			First Trust	First Trust
	Fidelity VIP	Investment	Fidelity VIP	Fidelity VIP	Dorsey Wright	Multi Income
	Index 500	Grade Bond	Strategic Income	Value Strategies	Tactical Core	Allocation
	Initial Class	Initial Class	Service Class 2	Initial Class	Class I	Class I
INVESTMENT INCOME
Dividends	$64,200	$90,765	$3,629,108	$9,425	$704,571	$609,297
EXPENSES
Mortality and expense risk	8,584	4,376	760,557	1,566	317,319	166,859
Administrative fees	11,565	8,316	183,036	2,066	75,057	40,801
Total Expenses	20,149	12,692	943,593	3,632	392,376	207,660
Net Investment Income (Loss)	44,051	78,073	2,685,515	5,793	312,195	401,637
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(30,710)	(24,398)	(1,982,810)	(23,033)	(377,805)	13,594
Capital gain distributions	30,678	-	-	30,567	-	526,664
Realized Gain (Loss) on Investments	(32)	(24,398)	(1,982,810)	7,534	(377,805)	540,258
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	864,826	92,551	5,702,163	140,757	3,377,709	388,021
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$908,845	$146,226	$6,404,868	$154,084	$3,312,099	$1,329,916

	First Trust/Dow					Franklin
	Jones Dividend &	Franklin	Franklin	Franklin	Franklin	Mutual Global
	Income Allocation	Allocation	Allocation	Income	Income	Discovery
	Class I	VIP Class 2	VIP Class 4	VIP Class 1	VIP Class 2	VIP Class 2
INVESTMENT INCOME
Dividends	$13,227,704	$317,941	$2,977,510	$17,182	$3,076,306	$3,619,298
EXPENSES
Mortality and expense risk	6,144,279	149,602	2,666,259	514	589,381	1,194,385
Administrative fees	1,308,670	33,148	475,403	980	125,559	259,556
Total Expenses	7,452,949	182,750	3,141,662	1,494	714,940	1,453,941
Net Investment Income (Loss)	5,774,755	135,191	(164,152)	15,688	2,361,366	2,165,357
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,352,320)	(1,116,350)	(9,378,847)	(1,146)	(1,577,307)	(2,347,669)
Capital gain distributions	10,185,117	369,055	3,696,057	19,790	3,729,468	7,876,504
Realized Gain (Loss) on Investments	7,832,797	(747,295)	(5,682,790)	18,644	2,152,161	5,528,835
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	37,168,737	3,472,019	33,774,396	(7,868)	(422,376)	18,622,927
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,776,289	$2,859,915	$27,927,454	$26,464	$4,091,151	$26,317,119

See Notes to Financial Statements	SA-38

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
		Franklin	Franklin	Franklin	Franklin	Franklin
	Franklin	Rising	Rising	Small Cap	Small-Mid	Strategic
	Mutual Shares	Dividends	Dividends	Value	Cap Growth	Income
	VIP Class 1	VIP Class 1	VIP Class 2	VIP Class 1	VIP Class 1	VIP Class 1
INVESTMENT INCOME
Dividends	$1,272	$12,690	$2,063,562	$1,458	$-	$15,353
EXPENSES
Mortality and expense risk	106	2,337	2,092,570	347	822	897
Administrative fees	211	3,690	461,811	625	1,538	1,577
Total Expenses	317	6,027	2,554,381	972	2,360	2,474
Net Investment Income (Loss)	955	6,663	(490,819)	486	(2,360)	12,879
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(208)	(43,990)	76,926	(7,187)	(65,313)	(21,411)
Capital gain distributions	5,100	115,021	23,683,050	10,534	-	-
Realized Gain (Loss) on Investments	4,892	71,031	23,759,976	3,347	(65,313)	(21,411)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	11,020	57,025	31,010	24,234	215,879	59,893
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,867	$134,719	$23,300,167	$28,067	$148,206	$51,361

				Goldman Sachs	Goldman Sachs	Goldman Sachs
				VIT Large Cap	VIT Mid Cap	VIT Strategic
	Templeton	Templeton	Templeton	Value	Value	Growth
	Foreign	Global Bond	Global Bond	Institutional	Institutional	Institutional
	VIP Class 1	VIP Class 1	VIP Class 2	Shares	Shares	Shares
INVESTMENT INCOME
Dividends	$4,224	$-	$-	$1,643	$2,875	$-
EXPENSES
Mortality and expense risk	158	441	516,630	286	422	920
Administrative fees	316	816	114,157	442	729	1,100
Total Expenses	474	1,257	630,787	728	1,151	2,020
Net Investment Income (Loss)	3,750	(1,257)	(630,787)	915	1,724	(2,020)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(471)	(1,592)	(2,997,981)	(1,955)	(12,618)	(944)
Capital gain distributions	-	-	-	8,297	7,082	19,385
Realized Gain (Loss) on Investments	(471)	(1,592)	(2,997,981)	6,342	(5,536)	18,441
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	16,835	12,233	4,421,837	7,661	32,891	94,155
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,114	$9,384	$793,069	$14,918	$29,079	$110,576

See Notes to Financial Statements	SA-39

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	Goldman Sachs
	VIT Trends	Janus	Janus	Janus	Janus
	Driven Allocation	Henderson	Henderson	Henderson	Henderson	LVIP JPMorgan
	Institutional	Balanced	Balanced	Enterprise	Flexible Bond	Core Bond
	Shares	Institutional Shares	Service Shares	Institutional Shares	Service Shares	Class 1
INVESTMENT INCOME
Dividends	$2,471	$34,093	$96,107,536	$1,343	$1,106,764	$37,624
EXPENSES
Mortality and expense risk	460	2,959	52,660,309	2,030	301,976	3,245
Administrative fees	471	5,902	12,457,096	2,288	67,528	2,346
Total Expenses	931	8,861	65,117,405	4,318	369,504	5,591
Net Investment Income (Loss)	1,540	25,232	30,990,131	(2,975)	737,260	32,033
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(15,054)	(134,524)	(44,903,087)	(2,579)	(981,402)	(5,146)
Capital gain distributions	-	-	-	51,459	-	-
Realized Gain (Loss) on Investments	(15,054)	(134,524)	(44,903,087)	48,880	(981,402)	(5,146)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	38,707	404,147	703,226,274	75,110	1,442,056	8,382
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,193	$294,855	$689,313,318	$121,015	$1,197,914	$35,269

			ClearBridge		Lord Abbett
	LVIP JPMorgan	LVIP JPMorgan	Variable	Western Asset	Bond	Lord Abbett
	Mid Cap Value	U.S. Equity	Aggressive	Core Plus	Debenture	Total Return
	Class 1	Class 1	Growth - Class II	VIT Class I	Class VC	Class VC
INVESTMENT INCOME
Dividends	$18,772	$236	$8,398	$84,079	$6,737,402	$10,021,139
EXPENSES
Mortality and expense risk	2,654	186	114,249	3,309	1,131,379	1,621,113
Administrative fees	1,510	22	27,577	5,614	254,470	372,858
Total Expenses	4,164	208	141,826	8,923	1,385,849	1,993,971
Net Investment Income (Loss)	14,608	28	(133,428)	75,156	5,351,553	8,027,168
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6,988)	32	(1,212,496)	(142,903)	(4,427,903)	(5,284,543)
Capital gain distributions	48,915	695	1,387,964	-	-	-
Realized Gain (Loss) on Investments	41,927	727	175,468	(142,903)	(4,427,903)	(5,284,543)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,461	2,606	2,668,945	186,820	6,201,184	9,505,448
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,996	$3,361	$2,710,985	$119,073	$7,124,834	$12,248,073

See Notes to Financial Statements	SA-40

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
		MFS
	MFS	Massachusetts	MFS	MFS	MFS	MFS
	International	Investors	New Discovery	Total Return	Utilities	Utilities
	Growth -	Growth Stock -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Service Class
INVESTMENT INCOME
Dividends	$12,209	$32,545	$-	$7,867,199	$9,296	$1,934,480
EXPENSES
Mortality and expense risk	2,297	446,034	1,512	4,295,517	469	580,270
Administrative fees	3,228	102,081	1,985	917,776	691	128,301
Total Expenses	5,525	548,115	3,497	5,213,293	1,160	708,571
Net Investment Income (Loss)	6,684	(515,570)	(3,497)	2,653,906	8,136	1,225,909
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(49,089)	99,664	(24,538)	(3,313,563)	(8,118)	(678,167)
Capital gain distributions	34,815	3,518,504	-	18,777,267	14,383	3,244,812
Realized Gain (Loss) on Investments	(14,274)	3,618,168	(24,538)	15,463,704	6,265	2,566,645
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	153,290	10,968,459	119,375	18,229,162	(21,807)	(6,055,244)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$145,700	$14,071,057	$91,340	$36,346,772	$(7,406)	$(2,262,690)

	MFS	MFS	Neuberger Berman
	Value	Value	U.S. Equity Index	TOPS	TOPS	TOPS
	Series -	Series -	PutWrite Strategy	Aggressive Growth	Balanced	Conservative
	Initial Class	Service Class	Class S	ETF Class 1	ETF Class 1	ETF Class 1
INVESTMENT INCOME
Dividends	$3,349	$1,041,010	$-	$4,852	$2,766	$7,355
EXPENSES
Mortality and expense risk	609	499,132	38,754	194	321	520
Administrative fees	959	110,332	9,944	388	498	1,041
Total Expenses	1,568	609,464	48,698	582	819	1,561
Net Investment Income (Loss)	1,781	431,546	(48,698)	4,270	1,947	5,794
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,548)	228,667	(252,710)	2	(5,379)	(4,520)
Capital gain distributions	14,078	5,218,112	-	1,937	1,808	8,283
Realized Gain (Loss) on Investments	11,530	5,446,779	(252,710)	1,939	(3,571)	3,763
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	48,279	(1,064,521)	872,025	46,733	19,852	15,896
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,590	$4,813,804	$570,617	$52,942	$18,228	$25,453

See Notes to Financial Statements	SA-41

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
						PIMCO
		TOPS	TOPS			Commodity-
	TOPS	Managed Risk	Managed Risk	TOPS		RealReturn
	Growth	Balanced	Growth	Moderate Growth	PIMCO All Asset -	Strategy -
	ETF Class 1	ETF Class 1 (1)	ETF Class 1	ETF Class 1	Advisor Class	Advisor Class
INVESTMENT INCOME
Dividends	$6,187	$2,767	$62	$261	$113,669	$3,900,248
EXPENSES
Mortality and expense risk	410	372	65	13	40,315	220,431
Administrative fees	653	743	79	25	8,928	51,663
Total Expenses	1,063	1,115	144	38	49,243	272,094
Net Investment Income (Loss)	5,124	1,652	(82)	223	64,426	3,628,154
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(238)	(23)	(445)	150	(389,681)	(4,103,526)
Capital gain distributions	4,382	2,662	13	173	-	-
Realized Gain (Loss) on Investments	4,144	2,639	(432)	323	(389,681)	(4,103,526)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	42,095	20,384	13,256	926	604,826	(2,139,821)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,363	$24,675	$12,742	$1,472	$279,571	$(2,615,193)

	PIMCO		PIMCO
	Emerging Markets		Long-Term U.S.	PIMCO	PIMCO
	Bond -		Government -	Low Duration -	Total Return -	PSF Mid-Cap
	Institutional	PIMCO Income -	Institutional	Institutional	Institutional	Growth
	Class	Advisor Class	Class	Class	Class	Class II
INVESTMENT INCOME
Dividends	$13,699	$1,463,150	$10,083	$69,412	$57,539	$-
EXPENSES
Mortality and expense risk	440	261,896	626	3,856	2,758	351
Administrative fees	710	57,919	1,178	5,316	4,594	35
Total Expenses	1,150	319,815	1,804	9,172	7,352	386
Net Investment Income (Loss)	12,549	1,143,335	8,279	60,240	50,187	(386)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(41,056)	(1,082,711)	(13,170)	(6,538)	(37,555)	674
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(41,056)	(1,082,711)	(13,170)	(6,538)	(37,555)	674
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	49,566	2,070,167	16,657	44,328	111,575	4,046
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,059	$2,130,791	$11,766	$98,030	$124,207	$4,334

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-42

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
	PSF PGIM	PSF PGIM
	Jennison	Jennison	Schwab			Schwab
	Growth	Value	Government	Schwab	Schwab	VIT Balanced
	Class II	Class II	Money Market (1)	S&P 500 Index	VIT Balanced	with Growth
INVESTMENT INCOME
Dividends	$-	$-	$619	$361,434	$1,061,784	$2,119,168
EXPENSES
Mortality and expense risk	1,250	1,238	54	46,385	205,347	491,004
Administrative fees	142	136	38	80,403	141,898	320,274
Total Expenses	1,392	1,374	92	126,788	347,245	811,278
Net Investment Income (Loss)	(1,392)	(1,374)	527	234,646	714,539	1,307,890
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,895	3,868	-	(229,758)	329,063	1,409,212
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,895	3,868	-	(229,758)	329,063	1,409,212
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	36,378	8,802	-	6,398,822	5,167,403	14,208,017
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,881	$11,296	$527	$6,403,710	$6,211,005	$16,925,119

		State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Schwab	Total Return	Blue Chip	Equity	Health	Global Resources
	VIT Growth	V.I.S. Class 3	Growth - I	Income - I	Sciences - I	Class S
INVESTMENT INCOME
Dividends	$2,207,197	$5,562,250	$-	$7,492	$-	$604,400
EXPENSES
Mortality and expense risk	511,924	2,905,825	2,467	607	1,158	239,415
Administrative fees	354,167	534,097	4,095	1,005	1,538	52,311
Total Expenses	866,091	3,439,922	6,562	1,612	2,696	291,726
Net Investment Income (Loss)	1,341,106	2,122,328	(6,562)	5,880	(2,696)	312,674
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,471,979	(5,215,243)	(101,456)	(3,084)	(25,048)	(364,457)
Capital gain distributions	-	-	-	20,178	21,021	-
Realized Gain (Loss) on Investments	1,471,979	(5,215,243)	(101,456)	17,094	(4,027)	(364,457)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	19,321,920	39,009,642	596,965	12,694	23,604	(1,515,880)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,135,005	$35,916,727	$488,947	$35,668	$16,881	$(1,567,663)

(1)	Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-43

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
			Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Conservative	Diversified	Equity	Equity
	Balanced	Capital Growth	Allocation	Value	Income	Index
INVESTMENT INCOME
Dividends	$254,308	$15,857	$79,098	$17,308	$73,595	$32,924
EXPENSES
Mortality and expense risk	22,342	2,850	8,071	2,690	7,012	3,831
Administrative fees	38,497	5,084	15,412	3,505	10,211	7,334
Total Expenses	60,839	7,934	23,483	6,195	17,223	11,165
Net Investment Income (Loss)	193,469	7,923	55,615	11,113	56,372	21,759
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(619,453)	(116,180)	(179,069)	(59,731)	(89,672)	(41,414)
Capital gain distributions	492,828	76,393	102,377	65,791	143,885	72,918
Realized Gain (Loss) on Investments	(126,625)	(39,787)	(76,692)	6,060	54,213	31,504
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,649,314	443,669	607,340	194,575	192,277	495,923
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,716,158	$411,805	$586,263	$211,748	$302,862	$549,186

	Vanguard VIF		Vanguard VIF		Vanguard VIF	Vanguard VIF
	Global Bond	Vanguard VIF	High Yield	Vanguard VIF	Mid-Cap	Moderate
	Index	Growth	Bond	International	Index	Allocation
INVESTMENT INCOME
Dividends	$18,544	$4,286	$44,551	$8,133	$51,993	$299,712
EXPENSES
Mortality and expense risk	2,747	4,618	2,189	1,791	7,520	25,799
Administrative fees	3,485	7,012	3,563	2,826	13,497	44,846
Total Expenses	6,232	11,630	5,752	4,617	21,017	70,645
Net Investment Income (Loss)	12,312	(7,344)	38,799	3,516	30,976	229,067
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8,701)	(217,393)	(21,865)	(7,795)	(118,668)	(906,839)
Capital gain distributions	1,615	-	-	17,538	65,246	477,697
Realized Gain (Loss) on Investments	(7,086)	(217,393)	(21,865)	9,743	(53,422)	(429,142)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	67,669	957,675	139,918	111,329	798,749	2,416,940
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,895	$732,938	$156,852	$124,588	$776,303	$2,216,865

See Notes to Financial Statements	SA-44

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
				Vanguard VIF
		Vanguard VIF		Total
	Vanguard VIF	Short-Term	Vanguard VIF	International	Vanguard VIF
	Real Estate	Investment-	Total Bond	Stock Market	Total Stock
	Index	Grade	Market Index	Index	Market Index
INVESTMENT INCOME
Dividends	$33,218	$87,900	$234,679	$224,232	$90,962
EXPENSES
Mortality and expense risk	2,829	9,226	20,920	15,410	15,476
Administrative fees	5,099	14,705	34,347	25,777	26,884
Total Expenses	7,928	23,931	55,267	41,187	42,360
Net Investment Income (Loss)	25,290	63,969	179,412	183,045	48,602
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(115,968)	(41,857)	(507,645)	(212,265)	(220,768)
Capital gain distributions	62,668	-	-	93,897	443,326
Realized Gain (Loss) on Investments	(53,300)	(41,857)	(507,645)	(118,368)	222,558
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	263,481	286,264	973,140	1,265,017	1,873,983
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$235,471	$308,376	$644,907	$1,329,694	$2,145,143

See Notes to Financial Statements	SA-45

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Core Income		Diversified Bond		Floating Rate Income
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(406,231)	$(402,474)	$(2,021,594)	$(2,300,476)	$(2,115,255)	$(2,059,520)
Realized gain (loss) on investments	(384,585)	(532,190)	(3,187,434)	(5,005,758)	872,396	(736,909)
Change in net unrealized appreciation (depreciation) on investments	3,318,404	(4,494,953)	9,042,273	(38,905,212)	21,054,087	(2,008,250)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,527,588	(5,429,617)	3,833,245	(46,211,446)	19,811,228	(4,804,679)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,886,051	3,309,364	9,583,262	10,441,602	6,788,538	12,247,378
Transfers between variable and fixed accounts, net	3,993,593	1,988,801	1,448,543	(7,660,091)	10,075,003	24,545,729
Contract benefits and terminations	(4,517,692)	(3,680,029)	(23,777,455)	(17,421,538)	(24,893,129)	(20,043,735)
Contract charges and deductions	(8,389)	(4,300)	(273,212)	(280,737)	(228,082)	(240,825)
Adjustments to net assets allocated to contracts in payout (annuitization) period	390	380	(3,800)	(2,117)	(10,328)	325
Other	2,900	2,639	440	3,215	(1,127)	(8,707)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,356,853	1,616,855	(13,022,222)	(14,919,666)	(8,269,125)	16,500,165
NET INCREASE (DECREASE) IN NET ASSETS	5,884,441	(3,812,762)	(9,188,977)	(61,131,112)	11,542,103	11,695,486
NET ASSETS
Beginning of Year	35,591,556	39,404,318	181,360,873	242,491,985	164,826,879	153,131,393
End of Year	$41,475,997	$35,591,556	$172,171,896	$181,360,873	$176,368,982	$164,826,879

	Floating Rate Income		High Yield Bond		Inflation Managed
	Class P		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(8,133)	$(5,521)	$(1,644,392)	$(1,871,145)	$(2,141,977)	$(2,538,294)
Realized gain (loss) on investments	504	(6,847)	5,433,770	11,604,730	2,746,431	(1,375,154)
Change in net unrealized appreciation (depreciation) on investments	205,195	(5,018)	9,064,806	(28,715,987)	2,953,586	(23,198,842)
Net Increase (Decrease) in Net Assets Resulting from Operations	197,566	(17,386)	12,854,184	(18,982,402)	3,558,040	(27,112,290)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	764,597	602,643	4,242,943	3,702,160	4,328,789	8,281,465
Transfers between variable and fixed accounts, net	262,865	40,800	11,344,993	(14,654,586)	(814,111)	(4,667,467)
Contract benefits and terminations	(71,771)	(362,148)	(17,513,995)	(15,296,489)	(21,886,973)	(21,341,174)
Contract charges and deductions	-	-	(277,525)	(295,320)	(291,496)	(318,890)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(1,362)	(9,710)	(5,210)	(9,662)
Other	86	(14)	9,729	1,765	1,293	(3,775)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	955,777	281,281	(2,195,217)	(26,552,180)	(18,667,708)	(18,059,503)
NET INCREASE (DECREASE) IN NET ASSETS	1,153,343	263,895	10,658,967	(45,534,582)	(15,109,668)	(45,171,793)
NET ASSETS
Beginning of Year	1,086,656	822,761	123,579,098	169,113,680	168,900,461	214,072,254
End of Year	$2,239,999	$1,086,656	$134,238,065	$123,579,098	$153,790,793	$168,900,461

See Notes to Financial Statements	SA-46

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Intermediate Bond		Managed Bond		Short Duration Bond
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(145,077)	$(37,146)	$(3,659,457)	$(4,206,282)	$(3,090,020)	$(3,363,749)
Realized gain (loss) on investments	(271,494)	(59,767)	4,324,927	9,538,846	2,762,425	(944,004)
Change in net unrealized appreciation (depreciation) on investments	1,134,080	(309,874)	13,873,516	(61,940,554)	11,498,556	(15,292,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	717,509	(406,787)	14,538,986	(56,607,990)	11,170,961	(19,600,341)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,128,019	3,165,724	12,644,079	17,421,036	8,599,653	15,031,108
Transfers between variable and fixed accounts, net	9,119,186	4,313,334	9,550,191	(10,017,580)	10,539,326	(10,329,463)
Contract benefits and terminations	(1,318,812)	(141,946)	(39,998,307)	(49,095,017)	(46,454,452)	(41,956,377)
Contract charges and deductions	(26,317)	(10,484)	(552,648)	(585,728)	(1,197,455)	(1,295,262)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(1,828)	(38,681)	(9,190)	(479)
Other	3,318	(305)	15,453	23,452	2,134	387
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	12,905,394	7,326,323	(18,343,060)	(42,292,518)	(28,519,984)	(38,550,086)
NET INCREASE (DECREASE) IN NET ASSETS	13,622,903	6,919,536	(3,804,074)	(98,900,508)	(17,349,023)	(58,150,427)
NET ASSETS
Beginning of Year	7,883,500	963,964	293,086,505	391,987,013	310,345,111	368,495,538
End of Year	$21,506,403	$7,883,500	$289,282,431	$293,086,505	$292,996,088	$310,345,111

	Emerging Markets Debt		Dividend Growth		Equity Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(144,800)	$(165,378)	$(4,921,862)	$(4,899,463)	$(16,459,392)	$(16,310,170)
Realized gain (loss) on investments	193,758	143,218	7,934,766	10,444,131	7,360,130	(5,628,567)
Change in net unrealized appreciation (depreciation) on investments	1,226,693	(1,690,517)	46,845,495	(61,173,849)	321,771,232	(292,077,983)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,275,651	(1,712,677)	49,858,399	(55,629,181)	312,671,970	(314,016,720)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	511,536	264,743	33,147,049	30,591,946	117,626,972	110,006,276
Transfers between variable and fixed accounts, net	(69,735)	(1,093,640)	7,824,425	(3,181,764)	2,241,297	(2,561,790)
Contract benefits and terminations	(1,866,136)	(2,167,787)	(46,822,541)	(38,649,440)	(151,559,114)	(124,618,376)
Contract charges and deductions	(25,058)	(29,097)	(810,999)	(792,507)	(740,569)	(608,183)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(5,713)	(4,265)	2,296	(12,987)
Other	(359)	(107)	(3,110)	38,021	(13,808)	6,704
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,449,752)	(3,025,888)	(6,670,889)	(11,998,009)	(32,442,926)	(17,788,356)
NET INCREASE (DECREASE) IN NET ASSETS	(174,101)	(4,738,565)	43,187,510	(67,627,190)	280,229,044	(331,805,076)
NET ASSETS
Beginning of Year	12,528,823	17,267,388	417,480,008	485,107,198	1,298,658,388	1,630,463,464
End of Year	$12,354,722	$12,528,823	$460,667,518	$417,480,008	$1,578,887,432	$1,298,658,388

See Notes to Financial Statements	SA-47

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Focused Growth		Growth		Hedged Equity
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,518,353)	$(2,463,257)	$(4,221,719)	$(4,289,870)	$(1,989,378)	$(953,400)
Realized gain (loss) on investments	2,330,527	5,710,646	11,298,301	13,572,389	(434,338)	(1,211,273)
Change in net unrealized appreciation (depreciation) on investments	60,144,164	(93,523,205)	91,193,665	(154,688,523)	22,953,628	(2,765,995)
Net Increase (Decrease) in Net Assets Resulting from Operations	59,956,338	(90,275,816)	98,270,247	(145,406,004)	20,529,912	(4,930,668)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,064,072	11,372,052	19,076,142	16,575,457	39,525,984	39,151,807
Transfers between variable and fixed accounts, net	8,136,780	(1,007,094)	8,196,291	(786,278)	54,857,624	56,494,250
Contract benefits and terminations	(20,680,340)	(18,809,717)	(34,143,246)	(29,466,358)	(8,101,484)	(5,118,697)
Contract charges and deductions	(210,144)	(181,334)	(406,336)	(376,774)	(1,807,289)	(877,331)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(514)	(3,238)	(3,204)	(5,388)	-	-
Other	(7,802)	5,644	26,609	47,548	(1,932)	34,179
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,302,052	(8,623,687)	(7,253,744)	(14,011,793)	84,472,903	89,684,208
NET INCREASE (DECREASE) IN NET ASSETS	62,258,390	(98,899,503)	91,016,503	(159,417,797)	105,002,815	84,753,540
NET ASSETS
Beginning of Year	167,698,636	266,598,139	295,380,893	454,798,690	121,716,044	36,962,504
End of Year	$229,957,026	$167,698,636	$386,397,396	$295,380,893	$226,718,859	$121,716,044

	Hedged Equity		Large-Cap Core		Large-Cap Growth
	Class P		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(10,529)	$(2,325)	$(3,320,945)	$(3,508,685)	$(2,929,691)	$(2,981,329)
Realized gain (loss) on investments	(852)	(2,514)	13,767,958	20,910,663	16,765,763	8,606,304
Change in net unrealized appreciation (depreciation) on investments	312,712	(8,811)	45,247,210	(83,810,553)	67,890,975	(131,126,463)
Net Increase (Decrease) in Net Assets Resulting from Operations	301,331	(13,650)	55,694,223	(66,408,575)	81,727,047	(125,501,488)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	225,448	921,232	15,676,391	7,705,190	10,020,210	13,230,471
Transfers between variable and fixed accounts, net	614,648	532,079	(240,633)	(2,677,191)	1,338,376	2,424,272
Contract benefits and terminations	(26,150)	(10,128)	(29,193,475)	(28,219,627)	(29,350,075)	(23,675,007)
Contract charges and deductions	(16,805)	(4,789)	(368,081)	(375,453)	(211,508)	(203,836)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(11,449)	(25,351)	(8,332)	(14,854)
Other	(25)	(18)	4,183	20,329	33,833	(1,424)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	797,116	1,438,376	(14,133,064)	(23,572,103)	(18,177,496)	(8,240,378)
NET INCREASE (DECREASE) IN NET ASSETS	1,098,447	1,424,726	41,561,159	(89,980,678)	63,549,551	(133,741,866)
NET ASSETS
Beginning of Year	1,540,599	115,873	227,087,139	317,067,817	194,888,783	328,630,649
End of Year	$2,639,046	$1,540,599	$268,648,298	$227,087,139	$258,438,334	$194,888,783

See Notes to Financial Statements	SA-48

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Large-Cap Value		Mid-Cap Equity		Mid-Cap Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,083,327)	$(3,118,935)	$(2,779,585)	$(3,061,691)	$(3,169,293)	$(3,363,220)
Realized gain (loss) on investments	16,181,852	(810,820)	16,278,034	4,594,998	8,033,924	5,662,697
Change in net unrealized appreciation (depreciation) on investments	17,426,685	(16,499,662)	14,284,741	(50,140,731)	39,801,774	(119,065,705)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,525,210	(20,429,417)	27,783,190	(48,607,424)	44,666,405	(116,766,228)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	14,398,494	15,308,554	8,493,358	10,470,875	14,261,882	11,925,667
Transfers between variable and fixed accounts, net	(9,058,915)	8,365,340	(3,570,631)	3,854,418	8,317,131	9,003,560
Contract benefits and terminations	(28,023,612)	(19,657,798)	(24,333,931)	(19,030,116)	(27,038,504)	(24,186,367)
Contract charges and deductions	(203,294)	(208,042)	(246,242)	(253,112)	(511,645)	(522,783)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2,400	(3,920)	675	481	(1,643)	(4,728)
Other	25,880	15,934	9,303	6,521	(449)	(12,698)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(22,859,047)	3,820,068	(19,647,468)	(4,950,933)	(4,973,228)	(3,797,349)
NET INCREASE (DECREASE) IN NET ASSETS	7,666,163	(16,609,349)	8,135,722	(53,558,357)	39,693,177	(120,563,577)
NET ASSETS
Beginning of Year	239,660,488	256,269,837	211,893,276	265,451,633	247,780,894	368,344,471
End of Year	$247,326,651	$239,660,488	$220,028,998	$211,893,276	$287,474,071	$247,780,894

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,197,122)	$(1,281,872)	$(670,936)	$(755,340)	$(1,343,984)	$(1,408,645)
Realized gain (loss) on investments	3,878,032	(127,452)	2,539,043	1,206,139	410,052	(1,972,493)
Change in net unrealized appreciation (depreciation) on investments	12,237,136	(8,843,335)	5,039,058	(10,400,174)	15,184,101	(44,741,138)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,918,046	(10,252,659)	6,907,165	(9,949,375)	14,250,169	(48,122,276)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,068,409	7,321,748	2,951,486	5,845,852	5,281,554	7,128,960
Transfers between variable and fixed accounts, net	5,453,685	(5,978,837)	5,953,691	(5,814,947)	1,688,948	11,339,161
Contract benefits and terminations	(11,841,371)	(10,015,500)	(9,640,025)	(5,417,337)	(11,127,927)	(10,269,787)
Contract charges and deductions	(170,693)	(168,350)	(89,279)	(93,690)	(299,464)	(306,618)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(10,215)	(634)	2,812	(3,097)	(3,280)	(2,861)
Other	(9,303)	(2,096)	(199)	(948)	(4,316)	(7,064)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	490,512	(8,843,669)	(821,514)	(5,484,167)	(4,464,485)	7,881,791
NET INCREASE (DECREASE) IN NET ASSETS	15,408,558	(19,096,328)	6,085,651	(15,433,542)	9,785,684	(40,240,485)
NET ASSETS
Beginning of Year	101,437,822	120,534,150	58,278,803	73,712,345	112,684,447	152,924,932
End of Year	$116,846,380	$101,437,822	$64,364,454	$58,278,803	$122,470,131	$112,684,447

See Notes to Financial Statements	SA-49

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Small-Cap Index		Small-Cap Value		Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,821,047)	$(3,066,828)	$(1,336,022)	$(1,526,985)	$(1,748,757)	$(1,868,761)
Realized gain (loss) on investments	5,601,799	5,530,358	3,879,583	6,532,013	15,169,669	7,614,061
Change in net unrealized appreciation (depreciation) on investments	30,851,168	(67,238,281)	4,075,220	(29,747,506)	(9,467,542)	(8,773,661)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,631,920	(64,774,751)	6,618,781	(24,742,478)	3,953,370	(3,028,361)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,137,183	12,241,628	4,509,203	6,254,005	4,214,270	5,302,581
Transfers between variable and fixed accounts, net	11,095,219	1,856,404	1,851,772	(7,680,289)	(6,582,510)	4,833,556
Contract benefits and terminations	(27,634,505)	(22,674,898)	(10,537,592)	(11,349,843)	(19,289,386)	(16,790,518)
Contract charges and deductions	(194,561)	(206,775)	(169,000)	(174,141)	(631,544)	(702,903)
Adjustments to net assets allocated to contracts in payout (annuitization) period	4,930	(16,204)	4,938	(2,896)	(1,947)	203
Other	(6,331)	(5,535)	2,077	12	2,808	8,248
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,598,065)	(8,805,380)	(4,338,602)	(12,953,152)	(22,288,309)	(7,348,833)
NET INCREASE (DECREASE) IN NET ASSETS	30,033,855	(73,580,131)	2,280,179	(37,695,630)	(18,334,939)	(10,377,194)
NET ASSETS
Beginning of Year	223,773,824	297,353,955	108,567,265	146,262,895	177,385,602	187,762,796
End of Year	$253,807,679	$223,773,824	$110,847,444	$108,567,265	$159,050,663	$177,385,602

	Value Advantage		Emerging Markets		International Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(907,681)	$(975,828)	$(1,840,683)	$(1,883,208)	$(27,907)	$(7,652)
Realized gain (loss) on investments	(213,222)	(1,058,747)	2,112,028	(1,522,859)	(37,788)	(47,241)
Change in net unrealized appreciation (depreciation) on investments	7,321,933	(3,074,733)	10,511,425	(45,651,155)	337,647	(51,671)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,201,030	(5,109,308)	10,782,770	(49,057,222)	271,952	(106,564)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,837,751	7,266,819	5,483,500	4,850,561	1,390,887	969,514
Transfers between variable and fixed accounts, net	(10,311,855)	16,072,985	5,322,987	13,420,508	542,565	299,146
Contract benefits and terminations	(9,171,760)	(5,860,233)	(15,798,677)	(12,475,381)	(211,034)	(20,116)
Contract charges and deductions	(93,106)	(92,890)	(323,668)	(320,780)	(2,957)	(801)
Adjustments to net assets allocated to contracts in payout (annuitization) period	193	181	714	(5,478)	-	-
Other	(2,514)	(6,939)	577	1,596	3,869	(49)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(13,741,291)	17,379,923	(5,314,567)	5,471,026	1,723,330	1,247,694
NET INCREASE (DECREASE) IN NET ASSETS	(7,540,261)	12,270,615	5,468,203	(43,586,196)	1,995,282	1,141,130
NET ASSETS
Beginning of Year	89,631,172	77,360,557	140,559,979	184,146,175	1,570,294	429,164
End of Year	$82,090,911	$89,631,172	$146,028,182	$140,559,979	$3,565,576	$1,570,294

See Notes to Financial Statements	SA-50

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	International Large-Cap		International Small-Cap		International Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,855,695)	$(2,880,546)	$(435,078)	$(461,379)	$(1,474,762)	$(1,453,120)
Realized gain (loss) on investments	18,941,942	6,639,173	2,036,660	1,056,269	7,054,309	2,960,080
Change in net unrealized appreciation (depreciation) on investments	23,467,928	(51,327,327)	3,506,210	(8,366,212)	14,203,104	(4,674,764)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,554,175	(47,568,700)	5,107,792	(7,771,322)	19,782,651	(3,167,804)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,432,352	8,496,479	898,133	1,474,705	4,184,302	3,689,298
Transfers between variable and fixed accounts, net	(7,466,039)	3,482,446	(536,313)	9,224	(591,138)	(37,462)
Contract benefits and terminations	(27,771,007)	(19,322,980)	(3,270,296)	(3,061,804)	(12,336,352)	(8,863,055)
Contract charges and deductions	(823,408)	(850,226)	(99,165)	(102,936)	(218,783)	(222,629)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(5,452)	49	(41)	(1,467)	676	(6,690)
Other	9,625	2,091	755	(1,305)	1,739	4,171
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(26,623,929)	(8,192,141)	(3,006,927)	(1,683,583)	(8,959,556)	(5,436,367)
NET INCREASE (DECREASE) IN NET ASSETS	12,930,246	(55,760,841)	2,100,865	(9,454,905)	10,823,095	(8,604,171)
NET ASSETS
Beginning of Year	239,865,257	295,626,098	34,142,442	43,597,347	111,618,105	120,222,276
End of Year	$252,795,503	$239,865,257	$36,243,307	$34,142,442	$122,441,200	$111,618,105

	Health Sciences		Real Estate		Technology
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,631,782)	$(3,971,265)	$(1,391,112)	$(1,702,796)	$(2,428,465)	$(2,235,497)
Realized gain (loss) on investments	23,451,821	27,529,852	7,073,769	13,677,917	273,933	(513,101)
Change in net unrealized appreciation (depreciation) on investments	(14,654,455)	(48,919,674)	5,795,803	(52,661,964)	79,211,335	(83,086,408)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,165,584	(25,361,087)	11,478,460	(40,686,843)	77,056,803	(85,835,006)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,453,029	12,153,360	2,405,163	4,107,175	9,752,535	10,242,383
Transfers between variable and fixed accounts, net	1,621,720	(8,261,466)	2,642,841	(6,303,489)	16,142,350	10,702,987
Contract benefits and terminations	(33,430,622)	(31,672,584)	(12,951,983)	(13,649,119)	(22,517,695)	(17,833,821)
Contract charges and deductions	(300,436)	(326,059)	(193,998)	(222,574)	(203,003)	(192,954)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(5,846)	(7,824)	(2,643)	(2,620)	(9,003)	(4,562)
Other	(1,275)	4,708	3,931	(2,246)	18,325	(152)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(22,663,430)	(28,109,865)	(8,096,689)	(16,072,873)	3,183,509	2,913,881
NET INCREASE (DECREASE) IN NET ASSETS	(17,497,846)	(53,470,952)	3,381,771	(56,759,716)	80,240,312	(82,921,125)
NET ASSETS
Beginning of Year	290,035,336	343,506,288	104,649,198	161,408,914	147,240,460	230,161,585
End of Year	$272,537,490	$290,035,336	$108,030,969	$104,649,198	$227,480,772	$147,240,460

See Notes to Financial Statements	SA-51

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	ESG Diversified		ESG Diversified		ESG Diversified Growth
	Class I		Class P (1), (2)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(166,759)	$(79,893)	$(675)	$(126)	$(9,329)	$(4,981)
Realized gain (loss) on investments	(123,472)	(98,848)	15,193	(5)	(22,939)	(24,785)
Change in net unrealized appreciation (depreciation) on investments	2,253,634	(993,570)	9,447	(9,447)	192,881	(56,417)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,963,403	(1,172,311)	23,965	(9,578)	160,613	(86,183)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,634,717	3,370,687	-	467,699	183,220	629,934
Transfers between variable and fixed accounts, net	8,636,941	1,853,349	(481,360)	-	370,853	57,484
Contract benefits and terminations	(528,317)	(289,457)	(586)	(158)	(72,073)	(12,596)
Contract charges and deductions	(165,832)	(75,385)	-	-	(1,625)	(1,127)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(275)	(154)	23	(5)	(138)	815
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,577,234	4,859,040	(481,923)	467,536	480,237	674,510
NET INCREASE (DECREASE) IN NET ASSETS	12,540,637	3,686,729	(457,958)	457,958	640,850	588,327
NET ASSETS
Beginning of Year or Period	8,536,826	4,850,097	457,958	-	817,907	229,580
End of Year or Period	$21,077,463	$8,536,826	$-	$457,958	$1,458,757	$817,907

	ESG Diversified Growth		PSF Avantis		PSF Avantis
	Class P (2)		Balanced Allocation Class D		Balanced Allocation Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(167)	$(17)	$(3,551,959)	$(3,838,712)	$(8,400)	$(7,155)
Realized gain (loss) on investments	(3)	-	1,468,488	(3,303,567)	(37,093)	(22,981)
Change in net unrealized appreciation (depreciation) on investments	6,147	808	37,040,181	(50,928,415)	274,567	(204,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,977	791	34,956,710	(58,070,694)	229,074	(234,715)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	11,429	6,540,447	26,098,810	141,843	427,288
Transfers between variable and fixed accounts, net	25,200	8,400	(1,336,406)	(9,420,078)	(26,536)	(6,194)
Contract benefits and terminations	(250)	(31)	(33,200,877)	(24,443,372)	(227,589)	(6,649)
Contract charges and deductions	-	-	(3,028,788)	(3,057,496)	(850)	(630)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	168	159	-	-
Other	-	(1)	2,758	15,739	(480)	(541)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	24,950	19,797	(31,022,698)	(10,806,238)	(113,612)	413,274
NET INCREASE (DECREASE) IN NET ASSETS	30,927	20,588	3,934,012	(68,876,932)	115,462	178,559
NET ASSETS
Beginning of Year or Period	20,588	-	298,038,547	366,915,479	1,786,007	1,607,448
End of Year or Period	$51,515	$20,588	$301,972,559	$298,038,547	$1,901,469	$1,786,007

(1) All units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for date of full redemption).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-52

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Conservative Growth Class I		Conservative Growth Class P		Moderate Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,236,706)	$(5,988,002)	$(8,588)	$(6,206)	$(26,206,145)	$(27,975,904)
Realized gain (loss) on investments	22,479,966	10,542,197	(15,151)	(3,655)	75,370,942	44,832,529
Change in net unrealized appreciation (depreciation) on investments	25,087,794	(92,617,207)	197,486	(149,716)	231,187,007	(463,969,066)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,331,054	(88,063,012)	173,747	(159,577)	280,351,804	(447,112,441)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,346,151	16,023,767	-	497,712	88,870,301	126,050,847
Transfers between variable and fixed accounts, net	651,078	359,381	(121,420)	1,214,237	13,069,235	8,249,526
Contract benefits and terminations	(72,586,156)	(51,565,625)	(190,821)	(15,274)	(258,092,604)	(222,208,471)
Contract charges and deductions	(3,316,303)	(3,531,109)	(4,640)	(3,650)	(22,513,809)	(23,036,857)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(23,655)	(311)	-	-	(25,630)	1,098
Other	647	1,298	-	(23)	65,965	(19,786)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(62,928,238)	(38,712,599)	(316,881)	1,693,002	(178,626,542)	(110,963,643)
NET INCREASE (DECREASE) IN NET ASSETS	(20,597,184)	(126,775,611)	(143,134)	1,533,425	101,725,262	(558,076,084)
NET ASSETS
Beginning of Year	447,596,518	574,372,129	1,612,087	78,662	2,142,087,307	2,700,163,391
End of Year	$426,999,334	$447,596,518	$1,468,953	$1,612,087	$2,243,812,569	$2,142,087,307

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Moderate Growth Class P		Growth Class I		Growth Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(4,460)	$(2,207)	$(18,572,735)	$(18,228,934)	$(8,070)	$(3,073)
Realized gain (loss) on investments	(11,150)	(1,630)	(10,586,621)	(14,230,106)	(57,559)	(11,955)
Change in net unrealized appreciation (depreciation) on investments	122,394	(38,396)	248,936,068	(263,383,583)	348,367	(100,103)
Net Increase (Decrease) in Net Assets Resulting from Operations	106,784	(42,233)	219,776,712	(295,842,623)	282,738	(115,131)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	534,577	175,292	23,616,279	200,460,935	3,149,187	757,392
Transfers between variable and fixed accounts, net	-	248,166	9,751,905	43,834,560	(443,949)	(52,330)
Contract benefits and terminations	(315,521)	(5,304)	(92,523,052)	(80,438,271)	(18,452)	(5,998)
Contract charges and deductions	(7,233)	(4,478)	(12,153,480)	(11,484,064)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	605	(12,269)	-	-
Other	(22)	(9,277)	16,594	39,642	(70)	(742)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	211,801	404,399	(71,291,149)	152,400,533	2,686,716	698,322
NET INCREASE (DECREASE) IN NET ASSETS	318,585	362,166	148,485,563	(143,442,090)	2,969,454	583,191
NET ASSETS
Beginning of Year	549,060	186,894	1,451,741,930	1,595,184,020	820,481	237,290
End of Year	$867,645	$549,060	$1,600,227,493	$1,451,741,930	$3,789,935	$820,481

See Notes to Financial Statements	SA-53

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative Class I		Moderate-Conservative Class I		Moderate Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(14,347,563)	$(16,589,995)	$(20,204,727)	$(23,498,679)	$(90,917,109)	$(102,665,672)
Realized gain (loss) on investments	48,115,959	34,480,155	87,407,786	89,872,600	415,372,197	419,332,885
Change in net unrealized appreciation (depreciation) on investments	39,949,001	(215,921,424)	61,466,828	(379,222,664)	403,292,867	(1,735,145,502)
Net Increase (Decrease) in Net Assets Resulting from Operations	73,717,397	(198,031,264)	128,669,887	(312,848,743)	727,747,955	(1,418,478,289)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	14,649,883	29,563,839	19,475,578	23,500,234	60,788,048	81,840,091
Transfers between variable and fixed accounts, net	(4,507,018)	43,906,031	(4,976,882)	(7,031,489)	(31,206,433)	(56,827,109)
Contract benefits and terminations	(157,004,950)	(173,377,967)	(210,146,367)	(216,701,733)	(778,019,217)	(781,955,009)
Contract charges and deductions	(9,904,064)	(10,603,306)	(11,783,668)	(12,772,043)	(55,672,345)	(59,695,635)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(10,473)	(44,515)	(149,575)	(9,630)	(127,462)	(87,051)
Other	23,606	38,588	40,725	15,466	85,143	257,464
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(156,753,016)	(110,517,330)	(207,540,189)	(212,999,195)	(804,152,266)	(816,467,249)
NET INCREASE (DECREASE) IN NET ASSETS	(83,035,619)	(308,548,594)	(78,870,302)	(525,847,938)	(76,404,311)	(2,234,945,538)
NET ASSETS
Beginning of Year	1,049,691,691	1,358,240,285	1,475,099,723	2,000,947,661	6,383,985,804	8,618,931,342
End of Year	$966,656,072	$1,049,691,691	$1,396,229,421	$1,475,099,723	$6,307,581,493	$6,383,985,804

	Portfolio Optimization		Portfolio Optimization		Invesco Oppenheimer V.I.
	Growth Class I		Aggressive-Growth Class I		International Growth Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(86,455,873)	$(95,908,442)	$(18,914,943)	$(20,734,129)	$25	$(66)
Realized gain (loss) on investments	384,768,410	374,489,694	82,279,895	77,918,796	(55)	2,668
Change in net unrealized appreciation (depreciation) on investments	391,391,542	(1,654,108,352)	104,157,199	(365,153,425)	2,899	(7,921)
Net Increase (Decrease) in Net Assets Resulting from Operations	689,704,079	(1,375,527,100)	167,522,151	(307,968,758)	2,869	(5,319)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	39,912,863	59,607,312	8,655,313	11,761,592	-	-
Transfers between variable and fixed accounts, net	(38,600,570)	(53,839,349)	(6,791,672)	(4,430,638)	-	-
Contract benefits and terminations	(595,163,939)	(579,045,750)	(121,101,697)	(119,274,273)	-	(76)
Contract charges and deductions	(52,596,626)	(55,131,733)	(9,781,784)	(10,219,651)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(21,598)	(25,938)	2,517	2,294	-	-
Other	384,581	122,735	7,294	48,928	(2)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(646,085,289)	(628,312,723)	(129,010,029)	(122,111,748)	(2)	(77)
NET INCREASE (DECREASE) IN NET ASSETS	43,618,790	(2,003,839,823)	38,512,122	(430,080,506)	2,867	(5,396)
NET ASSETS
Beginning of Year	5,762,258,741	7,766,098,564	1,245,655,008	1,675,735,514	13,976	19,372
End of Year	$5,805,877,531	$5,762,258,741	$1,284,167,130	$1,245,655,008	$16,843	$13,976

See Notes to Financial Statements	SA-54

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Invesco Oppenheimer V.I.		Invesco V.I. American		Invesco V.I. Balanced-Risk
	International Growth Series II		Value Series I (1)		Allocation Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(153,907)	$(198,001)	$40	$188	$(479)	$9,359
Realized gain (loss) on investments	(2,252,936)	2,040,346	10,226	7,713	(9,323)	4,225
Change in net unrealized appreciation (depreciation) on investments	5,552,987	(8,346,199)	(3,128)	(4,454)	16,807	(23,242)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,146,144	(6,503,854)	7,138	3,447	7,005	(9,658)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,228,316	667,096	-	-	9,338	106,856
Transfers between variable and fixed accounts, net	1,792,625	1,150,310	5,233	39,448	(26,523)	-
Contract benefits and terminations	(3,052,692)	(1,631,721)	(676)	(455)	(748)	(380)
Contract charges and deductions	(8,087)	(5,993)	-	-	(1,037)	(328)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(380)	(2,613)	-	-	-	-
Other	1,953	3,745	(2)	(1)	-	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(38,265)	180,824	4,555	38,992	(18,970)	106,146
NET INCREASE (DECREASE) IN NET ASSETS	3,107,879	(6,323,030)	11,693	42,439	(11,965)	96,488
NET ASSETS
Beginning of Year or Period	16,951,821	23,274,851	42,439	-	119,801	23,313
End of Year or Period	$20,059,700	$16,951,821	$54,132	$42,439	$107,836	$119,801

	Invesco V.I. Balanced-Risk		Invesco V.I. Discovery		Invesco V.I. Equity and
	Allocation Series II		Mid Cap Growth Series I		Income Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,650,692)	$19,482,203	$(441)	$(236)	$349,431	$219,707
Realized gain (loss) on investments	(17,185,039)	6,755,623	(32,271)	19,588	1,861,494	7,027,146
Change in net unrealized appreciation (depreciation) on investments	33,509,556	(79,689,589)	42,813	(36,364)	2,353,618	(12,715,463)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,673,825	(53,451,763)	10,101	(17,012)	4,564,543	(5,468,610)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,412,575	15,394,003	51,930	69,063	3,639,549	1,924,960
Transfers between variable and fixed accounts, net	(24,336,794)	53,864,832	(41,039)	5,411	30,117	2,304,553
Contract benefits and terminations	(33,512,538)	(31,486,326)	(2,728)	(1,542)	(7,845,581)	(4,999,778)
Contract charges and deductions	(3,478,039)	(3,710,266)	-	-	(78,177)	(91,504)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	22
Other	25,714	38,034	52	-	2,096	11,644
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(49,889,082)	34,100,277	8,215	72,932	(4,251,996)	(850,103)
NET INCREASE (DECREASE) IN NET ASSETS	(37,215,257)	(19,351,486)	18,316	55,920	312,547	(6,318,713)
NET ASSETS
Beginning of Year	295,319,915	314,671,401	87,060	31,140	54,004,557	60,323,270
End of Year	$258,104,658	$295,319,915	$105,376	$87,060	$54,317,104	$54,004,557

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-55

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Invesco V.I. EQV International		Invesco V.I. Global		Invesco V.I.
	Equity Series I (1), (2)		Real Estate Series II		Global Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2)	$(30)	$7,058	$125,652	$(255,796)	$(244,070)
Realized gain (loss) on investments	8	(6,796)	(679,280)	(277,466)	1,542,806	2,553,200
Change in net unrealized appreciation (depreciation) on investments	709	-	1,259,241	(2,555,718)	4,519,550	(11,171,692)
Net Increase (Decrease) in Net Assets Resulting from Operations	715	(6,826)	587,019	(2,707,532)	5,806,560	(8,862,562)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,938	76,804	902,932	991,342	1,605,678	869,234
Transfers between variable and fixed accounts, net	185	(69,966)	711,783	259,062	1,919,081	450,397
Contract benefits and terminations	(14)	(14)	(1,375,561)	(884,808)	(3,219,217)	(2,027,880)
Contract charges and deductions	-	-	(1,758)	(1,794)	(9,327)	(8,050)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	60	43
Other	-	2	(4,656)	(300)	(1,314)	4,836
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,109	6,826	232,740	363,502	294,961	(711,420)
NET INCREASE (DECREASE) IN NET ASSETS	10,824	-	819,759	(2,344,030)	6,101,521	(9,573,982)
NET ASSETS
Beginning of Year or Period	-	-	8,005,072	10,349,102	17,645,552	27,219,534
End of Year or Period	$10,824	$-	$8,824,831	$8,005,072	$23,747,073	$17,645,552

	Invesco V.I. Main Street		Invesco V.I. Nasdaq 100 Buffer -		Invesco V.I. Nasdaq 100 Buffer -
	Small Cap Fund Series I		September Series I (3)		September Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,030	$1,125	$(98)	$(319)	$(36,612)	$(16,442)
Realized gain (loss) on investments	2,552	31,052	(6,920)	(190)	221,679	(135,759)
Change in net unrealized appreciation (depreciation) on investments	111,126	(36,913)	16,029	(12,393)	691,962	(122,816)
Net Increase (Decrease) in Net Assets Resulting from Operations	119,708	(4,736)	9,011	(12,902)	877,029	(275,017)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	374,615	137,369	-	-	1,429,349	1,370,396
Transfers between variable and fixed accounts, net	(723,255)	551,387	(1,234)	94,278	1,159,666	599,943
Contract benefits and terminations	(16,791)	(2,303)	(71,229)	(1,356)	(153,660)	(24,781)
Contract charges and deductions	-	-	-	-	(1,310)	(229)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(28)	425	2	13	184	(5,551)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(365,459)	686,878	(72,461)	92,935	2,434,229	1,939,778
NET INCREASE (DECREASE) IN NET ASSETS	(245,751)	682,142	(63,450)	80,033	3,311,258	1,664,761
NET ASSETS
Beginning of Year or Period	745,324	63,182	80,033	-	2,148,370	483,609
End of Year or Period	$499,573	$745,324	$16,583	$80,033	$5,459,628	$2,148,370

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2022 and all units were fully redeemed or transferred prior to December 31, 2022 (See Financial Highlights for commencement date of operations and date of full redemption).
(3)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-56

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Invesco V.I. Nasdaq 100 Buffer -		Invesco V.I. Nasdaq 100 Buffer -		Invesco V.I. Nasdaq 100 Buffer -
	December Series I (1)		December Series II (1)		March Series I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(91)	$(46)	$(44,323)	$(26,911)	$(137)	$(18)
Realized gain (loss) on investments	1	(2)	(155,688)	(99,077)	3,969	(2)
Change in net unrealized appreciation (depreciation) on investments	3,069	(1,674)	907,581	(469,594)	3,804	(816)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,979	(1,722)	707,570	(595,582)	7,636	(836)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	621,126	1,438,091	21,469	-
Transfers between variable and fixed accounts, net	56,617	13,456	1,507,043	1,772,450	-	13,194
Contract benefits and terminations	(144)	-	(365,413)	(10,916)	(134)	(15)
Contract charges and deductions	-	-	(1,190)	(258)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1)	(1)	(117)	(584)	(2)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	56,472	13,455	1,761,449	3,198,783	21,333	13,179
NET INCREASE (DECREASE) IN NET ASSETS	59,451	11,733	2,469,019	2,603,201	28,969	12,343
NET ASSETS
Beginning of Year or Period	11,733	-	2,603,201	-	12,343	-
End of Year or Period	$71,184	$11,733	$5,072,220	$2,603,201	$41,312	$12,343

	Invesco V.I. Nasdaq 100 Buffer -		Invesco V.I. Nasdaq 100 Buffer -		Invesco V.I. Nasdaq 100 Buffer -
	March Series II (1)		June Series I (2)		June Series II (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(60,338)	$(8,847)	$(633)		$(44,236)	$(15,825)
Realized gain (loss) on investments	647,202	(9,771)	29,776		669,357	(10,701)
Change in net unrealized appreciation (depreciation) on investments	524,983	(110,445)	(1,940)		361,040	(132,527)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,111,847	(129,063)	27,203		986,161	(159,053)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	580,431	824,251	-		1,995,375	345,661
Transfers between variable and fixed accounts, net	4,925,859	459,019	228,411		(583,731)	2,890,511
Contract benefits and terminations	(930,202)	(3,872)	(1,662)		(165,174)	(21,403)
Contract charges and deductions	(503)	(18)	-		(2,444)	(510)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	(389)	(76)	(4)		(146)	(243)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,575,196	1,279,304	226,745		1,243,880	3,214,016
NET INCREASE (DECREASE) IN NET ASSETS	5,687,043	1,150,241	253,948		2,230,041	3,054,963
NET ASSETS
Beginning of Year or Period	1,150,241	-	-		3,054,963	-
End of Year or Period	$6,837,284	$1,150,241	$253,948		$5,285,004	$3,054,963

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-57

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023

	Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -
	September Series I		September Series II		December Series I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,522)	$(1,432)	$(199,441)	$(92,977)	$(707)
Realized gain (loss) on investments	7,548	1	810,437	(469,056)	3,551
Change in net unrealized appreciation (depreciation) on investments	58,004	(15,124)	2,659,417	219,343	21,673
Net Increase (Decrease) in Net Assets Resulting from Operations	64,030	(16,555)	3,270,413	(342,690)	24,517
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	18,634	263,931	12,701,886	5,348,905	-
Transfers between variable and fixed accounts, net	71,081	121,746	4,393,454	3,244,923	323,732
Contract benefits and terminations	(121,398)	(3,709)	(959,422)	(69,494)	(142)
Contract charges and deductions	-	-	(1,244)	(216)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(1)	2	514	13,930	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(31,684)	381,970	16,135,188	8,538,048	323,586
NET INCREASE (DECREASE) IN NET ASSETS	32,346	365,415	19,405,601	8,195,358	348,103
NET ASSETS
Beginning of Year or Period	383,911	18,496	12,496,155	4,300,797	-
End of Year or Period	$416,257	$383,911	$31,901,756	$12,496,155	$348,103

	Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -
	December Series II (2)		March Series II (2)		June Series I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(126,862)	$(81,825)	$(179,613)	$(80,131)	$(3,549)
Realized gain (loss) on investments	119,206	(109,693)	696,116	(51,058)	22,060
Change in net unrealized appreciation (depreciation) on investments	1,802,578	(619,863)	1,960,334	(670,574)	101,078
Net Increase (Decrease) in Net Assets Resulting from Operations	1,794,922	(811,381)	2,476,837	(801,763)	119,589
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,249,799	3,379,911	3,439,853	1,250,893	1,481,835
Transfers between variable and fixed accounts, net	4,017,804	5,788,909	2,185,666	9,043,771	(96,479)
Contract benefits and terminations	(536,823)	(90,279)	(1,986,180)	(254,621)	(11,229)
Contract charges and deductions	(2,536)	(1,450)	(2,820)	(1,378)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(1,317)	(14,440)	(427)	(14,555)	(20)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	7,726,927	9,062,651	3,636,092	10,024,110	1,374,107
NET INCREASE (DECREASE) IN NET ASSETS	9,521,849	8,251,270	6,112,929	9,222,347	1,493,696
NET ASSETS
Beginning of Year or Period	8,251,270	-	9,222,347	-	-
End of Year or Period	$17,773,119	$8,251,270	$15,335,276	$9,222,347	$1,493,696

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-58

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Invesco V.I. S&P 500 Buffer -		Invesco V.I.		American Century
	June Series II (1)		Technology Series I		VP Mid Cap Value Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(179,954)	$(37,005)	$(4,302)	$(1,478)	$12,266	$773
Realized gain (loss) on investments	284,291	48,240	(129,196)	89,610	49,770	(17)
Change in net unrealized appreciation (depreciation) on investments	1,970,741	(32,289)	420,715	(203,839)	(26,797)	2,424
Net Increase (Decrease) in Net Assets Resulting from Operations	2,075,078	(21,054)	287,217	(115,707)	35,239	3,180
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,171,154	1,928,901	29,276	245,947	100,137	65,161
Transfers between variable and fixed accounts, net	4,496,283	6,457,004	160,054	258,003	470,292	106,206
Contract benefits and terminations	(460,799)	(60,551)	(35,531)	(2,106)	(23,508)	(279)
Contract charges and deductions	(3,659)	(1,449)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1,213)	(469)	(660)	(2,658)	(70)	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	15,201,766	8,323,436	153,139	499,186	546,851	171,085
NET INCREASE (DECREASE) IN NET ASSETS	17,276,844	8,302,382	440,356	383,479	582,090	174,265
NET ASSETS
Beginning of Year or Period	8,302,382	-	521,325	137,846	174,265	-
End of Year or Period	$25,579,226	$8,302,382	$961,681	$521,325	$756,355	$174,265

	American Century		American Funds IS American		American Funds IS Asset
	VP Mid Cap Value Class II		High-Income Trust Class 4		Allocation Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$949,797	$921,877	$2,547,080	$2,746,390	$111,769	$45,388
Realized gain (loss) on investments	9,192,764	11,575,875	(986,396)	(1,271,345)	26,130	88,201
Change in net unrealized appreciation (depreciation) on investments	(5,726,540)	(15,598,095)	3,547,677	(6,671,401)	492,084	(361,580)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,416,021	(3,100,343)	5,108,361	(5,196,356)	629,983	(227,991)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,717,087	6,248,240	4,097,814	4,024,376	2,323,171	1,708,464
Transfers between variable and fixed accounts, net	(3,199,718)	5,731,873	4,333,455	1,371,071	1,273,915	9,866
Contract benefits and terminations	(13,253,984)	(10,210,967)	(5,486,047)	(5,311,489)	(96,548)	(351,596)
Contract charges and deductions	(69,528)	(49,976)	(33,942)	(33,548)	(17,622)	(12,436)
Adjustments to net assets allocated to contracts in payout (annuitization) period	3,714	(4,112)	-	-	-	-
Other	161	(25,962)	(4,244)	3,476	2,779	76
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,802,268)	1,689,096	2,907,036	53,886	3,485,695	1,354,374
NET INCREASE (DECREASE) IN NET ASSETS	(5,386,247)	(1,411,247)	8,015,397	(5,142,470)	4,115,678	1,126,383
NET ASSETS
Beginning of Year	100,582,036	101,993,283	45,384,912	50,527,382	2,815,698	1,689,315
End of Year	$95,195,789	$100,582,036	$53,400,309	$45,384,912	$6,931,376	$2,815,698

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-59

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	American Funds IS Asset		American Funds IS Capital		American Funds IS Capital
	Allocation Class 4		Income Builder Class 1		Income Builder Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$24,941,060	$14,330,100	$23,965	$18,580	$1,959,181	$1,801,385
Realized gain (loss) on investments	119,046,475	339,315,419	(2,170)	(2,860)	(26,215)	(835,925)
Change in net unrealized appreciation (depreciation) on investments	254,257,065	(951,022,705)	54,488	(58,523)	7,034,672	(11,941,544)
Net Increase (Decrease) in Net Assets Resulting from Operations	398,244,600	(597,377,186)	76,283	(42,803)	8,967,638	(10,976,084)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	147,575,774	186,733,117	55,452	322,039	9,503,958	8,712,006
Transfers between variable and fixed accounts, net	1,696,495	1,406,950	74,172	9,755	3,383,433	2,734,930
Contract benefits and terminations	(368,211,533)	(308,154,749)	(22,856)	(22,828)	(13,529,397)	(11,789,513)
Contract charges and deductions	(37,028,451)	(37,536,242)	-	-	(135,245)	(153,268)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(9,987)	(282)	-	-	36	(549)
Other	(28,079)	39,632	(2)	(2)	(946)	569
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(256,005,781)	(157,511,574)	106,766	308,964	(778,161)	(495,825)
NET INCREASE (DECREASE) IN NET ASSETS	142,238,819	(754,888,760)	183,049	266,161	8,189,477	(11,471,909)
NET ASSETS
Beginning of Year	3,329,310,722	4,084,199,482	813,854	547,693	117,857,135	129,329,044
End of Year	$3,471,549,541	$3,329,310,722	$996,903	$813,854	$126,046,612	$117,857,135

	American Funds IS		American Funds IS		American Funds IS Capital World
	Capital World Bond Class 1 (1)		Capital World Bond Class 4		Growth and Income Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(839)	$(156)	$(225,415)	$(183,856)	$9,421	$2,431
Realized gain (loss) on investments	(5,138)	491	(752,054)	(387,286)	(13,338)	14,202
Change in net unrealized appreciation (depreciation) on investments	19,288	(14,053)	2,051,067	(4,409,911)	85,576	(23,192)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,311	(13,718)	1,073,598	(4,981,053)	81,659	(6,559)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	109,392	169,847	1,841,101	1,615,973	98,160	16,190
Transfers between variable and fixed accounts, net	16,538	-	1,448,422	735,773	287,690	76,244
Contract benefits and terminations	(75,486)	(10,923)	(2,335,430)	(1,723,053)	(16,003)	(341)
Contract charges and deductions	-	-	(34,723)	(35,422)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	12	(334)	-	-
Other	(1)	(8)	195	39	(22)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	50,443	158,916	919,577	592,976	369,825	92,091
NET INCREASE (DECREASE) IN NET ASSETS	63,754	145,198	1,993,175	(4,388,077)	451,484	85,532
NET ASSETS
Beginning of Year or Period	145,198	-	21,437,187	25,825,264	132,542	47,010
End of Year or Period	$208,952	$145,198	$23,430,362	$21,437,187	$584,026	$132,542

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-60

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	American Funds IS Capital World		American Funds IS		American Funds IS
	Growth and Income Class 4		Global Balanced Class 4		Global Growth Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$531,105	$755,296	$296,576	$(778,640)	$12,826	$1,492
Realized gain (loss) on investments	(2,975,636)	11,833,356	6,896,372	(1,223,799)	(3,164)	22,528
Change in net unrealized appreciation (depreciation) on investments	14,842,692	(26,973,865)	976,831	(11,623,225)	195,409	(93,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,398,161	(14,385,213)	8,169,779	(13,625,664)	205,071	(68,994)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,050,752	5,980,241	5,238,491	4,150,080	1,351,399	70,145
Transfers between variable and fixed accounts, net	1,320,092	(800,763)	2,062,333	(607,970)	170,025	112,489
Contract benefits and terminations	(6,855,771)	(5,845,848)	(8,770,270)	(9,337,040)	(18,722)	(2,905)
Contract charges and deductions	(79,392)	(73,823)	(83,862)	(86,721)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	195	175	15	14	-	-
Other	(48)	(6,121)	2,226	2,130	(359)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,435,828	(746,139)	(1,551,067)	(5,879,507)	1,502,343	179,728
NET INCREASE (DECREASE) IN NET ASSETS	13,833,989	(15,131,352)	6,618,712	(19,505,171)	1,707,414	110,734
NET ASSETS
Beginning of Year	63,410,506	78,541,858	67,782,176	87,287,347	343,893	233,159
End of Year	$77,244,495	$63,410,506	$74,400,888	$67,782,176	$2,051,307	$343,893

	American Funds IS		American Funds IS Global		American Funds IS
	Global Growth Class 4		Small Capitalization Class 4		Growth Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(582,882)	$(950,552)	$(401,238)	$(407,752)	$6,339	$3,680
Realized gain (loss) on investments	9,984,568	10,727,984	(5,084,721)	10,801,530	140,759	(153,693)
Change in net unrealized appreciation (depreciation) on investments	20,116,080	(59,296,190)	11,161,698	(26,092,952)	890,421	(143,492)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,517,766	(49,518,758)	5,675,739	(15,699,174)	1,037,519	(293,505)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,316,852	9,262,145	2,553,396	3,784,975	1,586,453	839,580
Transfers between variable and fixed accounts, net	(1,415,581)	2,524,041	1,029,567	3,167,847	72,578	997,556
Contract benefits and terminations	(18,102,230)	(9,485,197)	(3,802,142)	(2,058,746)	(54,981)	(15,059)
Contract charges and deductions	(143,313)	(134,718)	(70,279)	(66,105)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	243	186	6	(206)	-	-
Other	14,395	1,248	1,328	(607)	(577)	(2,213)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6,329,634)	2,167,705	(288,124)	4,827,158	1,603,473	1,819,864
NET INCREASE (DECREASE) IN NET ASSETS	23,188,132	(47,351,053)	5,387,615	(10,872,016)	2,640,992	1,526,359
NET ASSETS
Beginning of Year	144,568,416	191,919,469	38,894,810	49,766,826	1,980,437	454,078
End of Year	$167,756,548	$144,568,416	$44,282,425	$38,894,810	$4,621,429	$1,980,437

See Notes to Financial Statements	SA-61

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	American Funds IS		American Funds IS		American Funds IS
	Growth Class 4		Growth-Income Class 1		Growth-Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(6,693,606)	$(6,873,601)	$31,702	$18,784	$88,362	$(540,975)
Realized gain (loss) on investments	26,438,642	70,669,215	1,475	103,637	23,164,959	39,734,891
Change in net unrealized appreciation (depreciation) on investments	182,652,923	(310,889,074)	539,743	(305,462)	74,891,913	(130,274,323)
Net Increase (Decrease) in Net Assets Resulting from Operations	202,397,959	(247,093,460)	572,920	(183,041)	98,145,234	(91,080,407)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	58,560,948	42,881,827	989,141	1,442,982	32,992,354	27,749,693
Transfers between variable and fixed accounts, net	40,260,582	11,269,610	402,893	11,291	9,356,703	(5,183,883)
Contract benefits and terminations	(71,293,631)	(56,324,937)	(562,346)	(44,181)	(52,206,142)	(38,961,711)
Contract charges and deductions	(666,721)	(585,261)	-	-	(421,347)	(433,669)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(9,027)	(6,930)	-	-	4,304	(2,054)
Other	13,828	17,148	(201)	(85)	(4,845)	(2,458)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	26,865,979	(2,748,543)	829,487	1,410,007	(10,278,973)	(16,834,082)
NET INCREASE (DECREASE) IN NET ASSETS	229,263,938	(249,842,003)	1,402,407	1,226,966	87,866,261	(107,914,489)
NET ASSETS
Beginning of Year	552,304,014	802,146,017	1,696,274	469,308	410,711,351	518,625,840
End of Year	$781,567,952	$552,304,014	$3,098,681	$1,696,274	$498,577,612	$410,711,351

	American Funds IS		American Funds IS		American Funds IS International
	International Class 1		International Class 4		Growth and Income Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,614	$6,040	$39,714	$440,748	$6,875	$8,166
Realized gain (loss) on investments	(15,630)	29,278	(3,693,487)	8,906,645	(62,762)	43,843
Change in net unrealized appreciation (depreciation) on investments	81,130	(55,578)	15,517,429	(33,391,553)	100,846	(57,737)
Net Increase (Decrease) in Net Assets Resulting from Operations	71,114	(20,260)	11,863,656	(24,044,160)	44,959	(5,728)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	44,621	324,951	5,120,980	4,822,331	17,902	197,209
Transfers between variable and fixed accounts, net	83,613	7,808	(1,394,308)	2,772,926	(36,297)	9,677
Contract benefits and terminations	(8,375)	(1,182)	(9,992,783)	(6,675,215)	(11,482)	(606)
Contract charges and deductions	-	-	(192,312)	(194,637)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	21	509	(2,774)	4,680	19	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	119,880	332,086	(6,461,197)	730,085	(29,858)	206,274
NET INCREASE (DECREASE) IN NET ASSETS	190,994	311,826	5,402,459	(23,314,075)	15,101	200,546
NET ASSETS
Beginning of Year	372,492	60,666	85,102,087	108,416,162	314,687	114,141
End of Year	$563,486	$372,492	$90,504,546	$85,102,087	$329,788	$314,687

See Notes to Financial Statements	SA-62

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	American Funds IS International		American Funds IS Managed Risk		American Funds IS Managed Risk
	Growth and Income Class 4		Asset Allocation Class P1 (1)		Asset Allocation Class P2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$663,385	$908,999	$11,314	$2,607	$1,012,067	$1,630,280
Realized gain (loss) on investments	(10,015,790)	20,204,178	31,658	(461)	16,580,976	4,555,944
Change in net unrealized appreciation (depreciation) on investments	16,694,228	(31,161,349)	161,164	5,595	(3,289,295)	(35,078,943)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,341,823	(10,048,172)	204,136	7,741	14,303,748	(28,892,719)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,267,598	3,623,642	22,549	151,470	12,037,180	18,105,945
Transfers between variable and fixed accounts, net	(2,249,065)	1,413,297	2,047,239	134,239	1,738,369	319,322
Contract benefits and terminations	(5,589,480)	(4,919,115)	(17,677)	(4,550)	(18,656,393)	(15,032,750)
Contract charges and deductions	(53,923)	(51,555)	-	-	(2,077,466)	(2,001,773)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	68	64
Other	(108)	(678)	(29)	(2)	795	(1,097)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,624,978)	65,591	2,052,082	281,157	(6,957,447)	1,389,711
NET INCREASE (DECREASE) IN NET ASSETS	3,716,845	(9,982,581)	2,256,218	288,898	7,346,301	(27,503,008)
NET ASSETS
Beginning of Year or Period	51,926,368	61,908,949	288,898	-	166,286,060	193,789,068
End of Year or Period	$55,643,213	$51,926,368	$2,545,116	$288,898	$173,632,361	$166,286,060

	American Funds IS		American Funds IS		American Funds IS The Bond
	New World Fund Class 1		New World Fund Class 4		Fund of America Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$20,590	$10,505	$109,578	$12,359	$123,357	$77,355
Realized gain (loss) on investments	(26,786)	33,419	(1,677,134)	3,377,240	(248,631)	(459)
Change in net unrealized appreciation (depreciation) on investments	184,515	(225,958)	10,774,022	(22,705,148)	253,328	(288,065)
Net Increase (Decrease) in Net Assets Resulting from Operations	178,319	(182,034)	9,206,466	(19,315,549)	128,054	(211,169)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	728,366	628,001	5,571,982	4,636,672	1,149,498	1,050,154
Transfers between variable and fixed accounts, net	170,429	46,898	1,150,673	3,293,281	153,987	2,128,442
Contract benefits and terminations	(206,535)	(5,588)	(8,295,331)	(6,270,718)	(433,246)	(41,998)
Contract charges and deductions	-	-	(68,080)	(60,358)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	41	(1,220)	-	-
Other	(87)	(9)	2,603	509	1,048	(79)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	692,173	669,302	(1,638,112)	1,598,166	871,287	3,136,519
NET INCREASE (DECREASE) IN NET ASSETS	870,492	487,268	7,568,354	(17,717,383)	999,341	2,925,350
NET ASSETS
Beginning of Year	916,665	429,397	64,479,315	82,196,698	3,028,029	102,679
End of Year	$1,787,157	$916,665	$72,047,669	$64,479,315	$4,027,370	$3,028,029

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-63

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	American Funds IS The Bond		American Funds IS U.S. Government		American Funds IS U.S. Government
	Fund of America Class 4		Securities Class 1		Securities Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,579,753	$2,447,606	$72,447	$27,534	$1,236,622	$1,452,374
Realized gain (loss) on investments	(3,627,657)	(1,685,167)	(30,227)	(3,491)	(5,391,774)	(4,046,143)
Change in net unrealized appreciation (depreciation) on investments	5,569,654	(21,566,138)	(11,258)	(24,209)	4,662,005	(5,860,973)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,521,750	(20,803,699)	30,962	(166)	506,853	(8,454,742)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	17,742,048	11,702,782	477,001	796,716	3,251,385	6,513,829
Transfers between variable and fixed accounts, net	17,409,699	1,588,343	911,025	(65,410)	3,928,817	(8,708,805)
Contract benefits and terminations	(15,732,848)	(11,772,197)	(11,847)	(3,589)	(11,499,307)	(7,797,296)
Contract charges and deductions	(223,290)	(215,809)	-	-	(42,021)	(46,519)
Adjustments to net assets allocated to contracts in payout (annuitization) period	14	13	-	-	(3,548)	-
Other	(952)	6,053	3,628	(93)	1,567	6,045
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	19,194,671	1,309,185	1,379,807	727,624	(4,363,107)	(10,032,746)
NET INCREASE (DECREASE) IN NET ASSETS	24,716,421	(19,494,514)	1,410,769	727,458	(3,856,254)	(18,487,488)
NET ASSETS
Beginning of Year	132,831,689	152,326,203	768,622	41,164	58,958,044	77,445,532
End of Year	$157,548,110	$132,831,689	$2,179,391	$768,622	$55,101,790	$58,958,044

	American Funds IS Washington		American Funds IS Washington		BlackRock 60/40 Target
	Mutual Investors Class 1		Mutual Investors Class 4		Allocation ETF V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$22,688	$12,075	$1,387,704	$1,414,061	$2,337,029	$2,072,883
Realized gain (loss) on investments	(6,695)	12,170	(687,562)	39,385,154	(3,648,688)	(3,885,403)
Change in net unrealized appreciation (depreciation) on investments	167,220	(49,160)	30,806,298	(61,407,592)	29,519,597	(29,515,972)
Net Increase (Decrease) in Net Assets Resulting from Operations	183,213	(24,915)	31,506,440	(20,608,377)	28,207,938	(31,328,492)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	561,888	589,844	17,994,283	16,757,922	23,738,744	43,034,523
Transfers between variable and fixed accounts, net	843,088	17,109	6,921,979	13,495,072	4,991,361	2,760,885
Contract benefits and terminations	(19,701)	(7,989)	(23,358,243)	(17,575,327)	(11,824,627)	(11,343,755)
Contract charges and deductions	-	-	(217,535)	(192,452)	(59,585)	(36,175)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	203	204	-	-
Other	2	(8)	(1,637)	6,953	(4,017)	11,713
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,385,277	598,956	1,339,050	12,492,372	16,841,876	34,427,191
NET INCREASE (DECREASE) IN NET ASSETS	1,568,490	574,041	32,845,490	(8,116,005)	45,049,814	3,098,699
NET ASSETS
Beginning of Year	762,977	188,936	200,075,999	208,192,004	190,448,788	187,350,089
End of Year	$2,331,467	$762,977	$232,921,489	$200,075,999	$235,498,602	$190,448,788

See Notes to Financial Statements	SA-64

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	BlackRock Capital Appreciation		BlackRock Equity Dividend		BlackRock Global Allocation
	V.I. Class III		V.I. Class I		V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(287,354)	$(285,410)	$13,492	$7,620	$19,538	$(2,562)
Realized gain (loss) on investments	(46,375)	1,088,606	27,882	29,036	(31,919)	2,175
Change in net unrealized appreciation (depreciation) on investments	13,884,752	(18,382,194)	56,287	(27,709)	146,746	(46,485)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,551,023	(17,578,998)	97,661	8,947	134,365	(46,872)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	908,736	1,212,672	150,268	559,371	173,131	1,093,678
Transfers between variable and fixed accounts, net	(4,386,955)	6,734,786	13,915	(157,215)	(106,004)	3,450
Contract benefits and terminations	(3,935,263)	(2,861,001)	(15,411)	(4,987)	(101,738)	(7,472)
Contract charges and deductions	(317,661)	(309,834)	-	-	(11,716)	(4,880)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,527)	-	-	-	-	-
Other	496	(5,726)	(8)	2,172	(187)	(20)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(7,732,174)	4,770,897	148,764	399,341	(46,514)	1,084,756
NET INCREASE (DECREASE) IN NET ASSETS	5,818,849	(12,808,101)	246,425	408,288	87,851	1,037,884
NET ASSETS
Beginning of Year	31,190,321	43,998,422	768,528	360,240	1,063,372	25,488
End of Year	$37,009,170	$31,190,321	$1,014,953	$768,528	$1,151,223	$1,063,372

	BlackRock Global Allocation		BlackRock High Yield		BlackRock S&P 500 Index
	V.I. Class III		V.I. Class I		V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,130,379	$(17,390,599)	$47,662	$11,361	$18,892	$11,150
Realized gain (loss) on investments	(13,603,899)	(8,096,804)	(7,304)	(16,933)	57,573	(24,744)
Change in net unrealized appreciation (depreciation) on investments	123,026,097	(241,657,776)	72,561	(15,840)	236,100	(63,825)
Net Increase (Decrease) in Net Assets Resulting from Operations	122,552,577	(267,145,179)	112,919	(21,412)	312,565	(77,419)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	27,170,331	40,921,612	84,310	596,134	795,505	737,109
Transfers between variable and fixed accounts, net	(8,757,098)	(15,539,160)	607,925	(127,225)	174,183	50,027
Contract benefits and terminations	(142,982,210)	(138,595,608)	(70,526)	(5,438)	(154,127)	(3,308)
Contract charges and deductions	(14,467,296)	(15,315,158)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(47,368)	(24,126)	-	-	-	-
Other	4,616	73,618	(58)	76	(346)	(56)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(139,079,025)	(128,478,822)	621,651	463,547	815,215	783,772
NET INCREASE (DECREASE) IN NET ASSETS	(16,526,448)	(395,624,001)	734,570	442,135	1,127,780	706,353
NET ASSETS
Beginning of Year	1,192,222,701	1,587,846,702	605,626	163,491	921,539	215,186
End of Year	$1,175,696,253	$1,192,222,701	$1,340,196	$605,626	$2,049,319	$921,539

See Notes to Financial Statements	SA-65

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	BlackRock Small Cap Index		BlackRock Total Return		Delaware Ivy VIP
	V.I. Class I		V.I. Class I		Asset Strategy Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$43,555	$35,531	$51,149	$9,109	$324,053	$98,331
Realized gain (loss) on investments	15,560	10,047	(27,009)	(450)	(1,009,220)	796,170
Change in net unrealized appreciation (depreciation) on investments	606,848	(383,874)	68,261	(35,014)	3,610,339	(3,875,035)
Net Increase (Decrease) in Net Assets Resulting from Operations	665,963	(338,296)	92,401	(26,355)	2,925,172	(2,980,534)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,079,467	2,921,003	409,093	993,117	7,796,776	4,486,090
Transfers between variable and fixed accounts, net	89,534	514,797	576,494	64,616	3,380,644	(103,517)
Contract benefits and terminations	(153,442)	(17,435)	(24,573)	(3,272)	(2,349,620)	(1,880,667)
Contract charges and deductions	-	-	-	-	(202,950)	(90,316)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(146)	-
Other	(988)	(632)	(17)	(11)	(839)	366
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,014,571	3,417,733	960,997	1,054,450	8,623,865	2,411,956
NET INCREASE (DECREASE) IN NET ASSETS	1,680,534	3,079,437	1,053,398	1,028,095	11,549,037	(568,578)
NET ASSETS
Beginning of Year	3,506,533	427,096	1,086,169	58,074	19,255,483	19,824,061
End of Year	$5,187,067	$3,506,533	$2,139,567	$1,086,169	$30,804,520	$19,255,483

	Delaware Ivy VIP		DFA VA Equity Allocation		DFA VA Global Bond
	Energy Class II		Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$961,216	$1,016,002	$3,927	$1,996	$20,250	$4,718
Realized gain (loss) on investments	2,630,735	327,287	1,900	954	(1,264)	(10,685)
Change in net unrealized appreciation (depreciation) on investments	(2,891,347)	18,128,436	28,602	(26,987)	2,138	(19,722)
Net Increase (Decrease) in Net Assets Resulting from Operations	700,604	19,471,725	34,429	(24,037)	21,124	(25,689)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,452,121	4,148,692	115,117	52,261	105,367	214,040
Transfers between variable and fixed accounts, net	(10,732,037)	6,266,718	(2,340)	(4,687)	53,884	(114,410)
Contract benefits and terminations	(7,079,718)	(4,624,413)	(16,323)	(11,465)	(7,146)	(2,738)
Contract charges and deductions	(18,481)	(28,999)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2,763)	(2,053)	(3)	-	(2)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(15,380,878)	5,759,945	96,451	36,109	152,103	96,892
NET INCREASE (DECREASE) IN NET ASSETS	(14,680,274)	25,231,670	130,880	12,072	173,227	71,203
NET ASSETS
Beginning of Year	62,286,813	37,055,143	149,925	137,853	406,422	335,219
End of Year	$47,606,539	$62,286,813	$280,805	$149,925	$579,649	$406,422

See Notes to Financial Statements	SA-66

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	DFA VA Global Moderate		DFA VA International Small		DFA VA International Value
	Allocation Institutional Class		Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$32,811	$4,556	$15,869	$7,740	$83,439	$47,202
Realized gain (loss) on investments	13,001	3,735	(24,198)	1,920	(1,437)	7,213
Change in net unrealized appreciation (depreciation) on investments	72,006	(29,515)	67,433	(36,937)	177,355	(50,703)
Net Increase (Decrease) in Net Assets Resulting from Operations	117,818	(21,224)	59,104	(27,277)	259,357	3,712
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	718,039	44,528	257,237	163,010	410,796	516,974
Transfers between variable and fixed accounts, net	263,045	173,985	35,316	18,256	38,344	95,121
Contract benefits and terminations	(12,365)	(6,663)	(21,744)	(1,558)	(12,758)	(7,104)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(14)	(6)	(5)	(6)	(12)	19
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	968,705	211,844	270,804	179,702	436,370	605,010
NET INCREASE (DECREASE) IN NET ASSETS	1,086,523	190,620	329,908	152,425	695,727	608,722
NET ASSETS
Beginning of Year	367,827	177,207	332,811	180,386	1,366,252	757,530
End of Year	$1,454,350	$367,827	$662,719	$332,811	$2,061,979	$1,366,252

	DFA VA Short-Term Fixed		DFA VA US Large Value		DFA VA US Targeted Value
	Institutional Class		Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$131,995	$23,114	$88,163	$37,243	$20,115	$8,199
Realized gain (loss) on investments	(5,397)	(8,414)	39,541	5,462	104,537	50,123
Change in net unrealized appreciation (depreciation) on investments	9,880	(23,736)	287,109	(58,365)	177,301	(77,829)
Net Increase (Decrease) in Net Assets Resulting from Operations	136,478	(9,036)	414,813	(15,660)	301,953	(19,507)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,428,971	1,681,616	1,509,801	2,115,763	595,996	469,894
Transfers between variable and fixed accounts, net	316,028	358,668	347,524	349,302	478,915	7,284
Contract benefits and terminations	(378,730)	(49,405)	(216,204)	(19,940)	(63,513)	(51,201)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(20)	(104)	(50)	(2,428)	(23)	61
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,366,249	1,990,775	1,641,071	2,442,697	1,011,375	426,038
NET INCREASE (DECREASE) IN NET ASSETS	1,502,727	1,981,739	2,055,884	2,427,037	1,313,328	406,531
NET ASSETS
Beginning of Year	2,416,407	434,668	2,835,299	408,262	946,243	539,712
End of Year	$3,919,134	$2,416,407	$4,891,183	$2,835,299	$2,259,571	$946,243

See Notes to Financial Statements	SA-67

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Fidelity VIP Consumer Discretionary		Fidelity VIP Contrafund		Fidelity VIP Contrafund
	Initial Class (1)		Initial Class		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(19)	$-	$3,780	$764	$(2,834,308)	$(2,740,741)
Realized gain (loss) on investments	3	-	33,318	5,551	9,704,977	6,396,872
Change in net unrealized appreciation (depreciation) on investments	1,868	43	182,681	(80,841)	78,956,050	(106,541,917)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,852	43	219,779	(74,526)	85,826,719	(102,885,786)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,219	3,733	322,253	310,289	25,593,679	22,043,576
Transfers between variable and fixed accounts, net	479	-	2,007,579	9,730	14,480,926	7,219,145
Contract benefits and terminations	(16)	-	(13,698)	(1,785)	(42,483,845)	(31,458,257)
Contract charges and deductions	-	-	-	-	(219,183)	(190,869)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	4,088	(2,536)
Other	(1)	-	(17)	(5)	25,496	11,458
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,681	3,733	2,316,117	318,229	(2,598,839)	(2,377,483)
NET INCREASE (DECREASE) IN NET ASSETS	6,533	3,776	2,535,896	243,703	83,227,880	(105,263,269)
NET ASSETS
Beginning of Year or Period	3,776	-	372,591	128,888	275,966,970	381,230,239
End of Year or Period	$10,309	$3,776	$2,908,487	$372,591	$359,194,850	$275,966,970

	Fidelity VIP Emerging Markets		Fidelity VIP Energy		Fidelity VIP Extended Market Index
	Initial Class		Initial Class		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$21,766	$8,652	$29,438	$10,590	$40,559	$13,317
Realized gain (loss) on investments	(12,921)	(27,202)	(22,706)	(9,767)	(26,362)	(9,430)
Change in net unrealized appreciation (depreciation) on investments	65,809	(5,239)	(38,879)	119,980	390,454	(201,807)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,654	(23,789)	(32,147)	120,803	404,651	(197,920)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	298,744	372,858	34,939	413,014	1,076,682	871,072
Transfers between variable and fixed accounts, net	353,278	99,228	857,574	119,646	311,562	(24,738)
Contract benefits and terminations	(14,650)	(4,416)	(73,445)	(6,567)	(46,763)	(8,985)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(9)	331	(96)	2,413	(18)	(7)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	637,363	468,001	818,972	528,506	1,341,463	837,342
NET INCREASE (DECREASE) IN NET ASSETS	712,017	444,212	786,825	649,309	1,746,114	639,422
NET ASSETS
Beginning of Year	571,791	127,579	721,434	72,125	1,380,101	740,679
End of Year	$1,283,808	$571,791	$1,508,259	$721,434	$3,126,215	$1,380,101

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-68

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Fidelity VIP FundsManager 60%		Fidelity VIP FundsManager 60%		Fidelity VIP Government
	Investor Class (1)		Service Class 2		Money Market Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,113,779	$75,419	$3,814,667	$1,679,644	$790,561	$125,871
Realized gain (loss) on investments	(31,582)	(4)	(12,586,292)	57,507,087	-	-
Change in net unrealized appreciation (depreciation) on investments	13,426,610	(90,131)	55,550,820	(131,006,601)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	16,508,807	(14,716)	46,779,195	(71,819,870)	790,561	125,871
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	201,387,146	5,287,243	26,636,035	36,891,618	24,047,670	27,738,642
Transfers between variable and fixed accounts, net	812,872	-	14,938,392	7,521,607	(19,126,111)	(11,690,191)
Contract benefits and terminations	(1,749,712)	-	(41,516,129)	(30,244,651)	(2,061,719)	(750,187)
Contract charges and deductions	(1,043,089)	-	(5,127,641)	(4,905,423)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	1,563	1,135	-	-
Other	(16,947)	(6,510)	4,026	42,004	(4,155)	(328)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	199,390,270	5,280,733	(5,063,754)	9,306,290	2,855,685	15,297,936
NET INCREASE (DECREASE) IN NET ASSETS	215,899,077	5,266,017	41,715,441	(62,513,580)	3,646,246	15,423,807
NET ASSETS
Beginning of Year or Period	5,266,017	-	372,173,872	434,687,452	15,846,777	422,970
End of Year or Period	$221,165,094	$5,266,017	$413,889,313	$372,173,872	$19,493,023	$15,846,777

	Fidelity VIP Government		Fidelity VIP Government		Fidelity VIP Growth
	Money Market Investor Class (2)		Money Market Service Class		Opportunities Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,878		$17,957,366	$1,159,958	$(2,654)	$(717)
Realized gain (loss) on investments	-		-	-	(10,565)	(2,547)
Change in net unrealized appreciation (depreciation) on investments	-		-	-	217,765	(48,775)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,878		17,957,366	1,159,958	204,546	(52,039)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	810,000		68,625,683	61,051,353	239,195	316,326
Transfers between variable and fixed accounts, net	(812,872)		126,481,386	266,030,404	(49,592)	45,296
Contract benefits and terminations	-		(212,887,156)	(216,256,215)	(6,438)	(1,454)
Contract charges and deductions	-		(446,518)	(517,082)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		(15,208)	(15,717)	-	-
Other	(6)		(35,302)	(7,195)	(12)	2,471
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,878)		(18,277,115)	110,285,548	183,153	362,639
NET INCREASE (DECREASE) IN NET ASSETS	-		(319,749)	111,445,506	387,699	310,600
NET ASSETS
Beginning of Year or Period	-		502,225,940	390,780,434	349,498	38,898
End of Year or Period	$-		$501,906,191	$502,225,940	$737,197	$349,498

(1)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-69

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Fidelity VIP		Fidelity VIP Investment		Fidelity VIP Strategic Income
	Index 500 Initial Class		Grade Bond Initial Class		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$44,051	$16,964	$78,073	$22,681	$2,685,515	$1,940,972
Realized gain (loss) on investments	(32)	(75,018)	(24,398)	2,686	(1,982,810)	(1,780,036)
Change in net unrealized appreciation (depreciation) on investments	864,826	(122,060)	92,551	(74,271)	5,702,163	(12,424,733)
Net Increase (Decrease) in Net Assets Resulting from Operations	908,845	(180,114)	146,226	(48,904)	6,404,868	(12,263,797)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,584,102	1,885,650	1,908,534	1,028,082	9,732,138	9,424,359
Transfers between variable and fixed accounts, net	833,644	1,271,992	612,506	205,879	3,312,588	(6,491,184)
Contract benefits and terminations	(257,369)	(60,895)	(125,795)	(2,464)	(12,765,782)	(8,915,195)
Contract charges and deductions	-	-	-	-	(42,341)	(38,083)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(108)	(4,186)	44	223	(3,180)	(207)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,160,269	3,092,561	2,395,289	1,231,720	233,423	(6,020,310)
NET INCREASE (DECREASE) IN NET ASSETS	3,069,114	2,912,447	2,541,515	1,182,816	6,638,291	(18,284,107)
NET ASSETS
Beginning of Year	2,993,041	80,594	1,250,644	67,828	81,030,938	99,315,045
End of Year	$6,062,155	$2,993,041	$3,792,159	$1,250,644	$87,669,229	$81,030,938

	Fidelity VIP Value		First Trust Dorsey Wright		First Trust
	Strategies Initial Class		Tactical Core Class I		Multi Income Allocation Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,793	$4,652	$312,195	$115,473	$401,637	$320,014
Realized gain (loss) on investments	7,534	21,840	(377,805)	4,057,775	540,258	116,467
Change in net unrealized appreciation (depreciation) on investments	140,757	(45,787)	3,377,709	(12,333,323)	388,021	(2,277,808)
Net Increase (Decrease) in Net Assets Resulting from Operations	154,084	(19,295)	3,312,099	(8,160,075)	1,329,916	(1,841,327)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	264,281	118,807	3,493,841	3,197,639	2,354,596	1,350,866
Transfers between variable and fixed accounts, net	364,156	355,104	419,394	(7,235,730)	599,406	(581,777)
Contract benefits and terminations	(31,114)	(10,384)	(4,154,554)	(4,081,357)	(3,494,071)	(2,360,774)
Contract charges and deductions	-	-	(7,558)	(4,061)	(1,648)	(907)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	8	8
Other	(118)	(19)	(979)	1,885	(623)	6,567
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	597,205	463,508	(249,856)	(8,121,624)	(542,332)	(1,586,017)
NET INCREASE (DECREASE) IN NET ASSETS	751,289	444,213	3,062,243	(16,281,699)	787,584	(3,427,344)
NET ASSETS
Beginning of Year	607,098	162,885	33,444,112	49,725,811	17,794,708	21,222,052
End of Year	$1,358,387	$607,098	$36,506,355	$33,444,112	$18,582,292	$17,794,708

See Notes to Financial Statements	SA-70

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	First Trust/Dow Jones		Franklin		Franklin
	Dividend & Income Allocation Class I		Allocation VIP Class 2		Allocation VIP Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,774,755	$842,051	$135,191	$187,081	$(164,152)	$222,756
Realized gain (loss) on investments	7,832,797	75,458,468	(747,295)	1,231,373	(5,682,790)	14,162,975
Change in net unrealized appreciation (depreciation) on investments	37,168,737	(169,236,499)	3,472,019	(5,987,221)	33,774,396	(62,079,987)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,776,289	(92,935,980)	2,859,915	(4,568,767)	27,927,454	(47,694,256)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	33,405,350	38,708,392	1,060,623	507,037	8,780,465	11,761,549
Transfers between variable and fixed accounts, net	(1,367,224)	9,629,901	56,571	22,636	8,591,845	4,616,109
Contract benefits and terminations	(69,791,849)	(56,616,397)	(1,938,779)	(2,060,672)	(24,853,326)	(24,187,995)
Contract charges and deductions	(7,053,886)	(6,982,458)	(73,928)	(87,182)	(2,477,813)	(2,347,750)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(4,188)	1,009	13	11	184	(1,083)
Other	1,772	47,827	(8)	183	(4,407)	3,135
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(44,810,025)	(15,211,726)	(895,508)	(1,617,987)	(9,963,052)	(10,156,035)
NET INCREASE (DECREASE) IN NET ASSETS	5,966,264	(108,147,706)	1,964,407	(6,186,754)	17,964,402	(57,850,291)
NET ASSETS
Beginning of Year	593,648,878	701,796,584	21,458,071	27,644,825	219,460,932	277,311,223
End of Year	$599,615,142	$593,648,878	$23,422,478	$21,458,071	$237,425,334	$219,460,932

	Franklin Income		Franklin Income		Franklin Mutual Global
	VIP Class 1 (1)		VIP Class 2		Discovery VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$15,688	$7,937	$2,361,366	$2,267,019	$2,165,357	$646,374
Realized gain (loss) on investments	18,644	2,007	2,152,161	319,516	5,528,835	11,297,966
Change in net unrealized appreciation (depreciation) on investments	(7,868)	(12,255)	(422,376)	(6,593,337)	18,622,927	(22,001,083)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,464	(2,311)	4,091,151	(4,006,802)	26,317,119	(10,056,743)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,112	182,824	4,732,805	3,667,206	3,107,726	2,688,584
Transfers between variable and fixed accounts, net	112,199	62,683	(2,847,301)	12,724,169	(7,839,195)	(10,413,139)
Contract benefits and terminations	(3,953)	(1,199)	(7,137,815)	(7,701,433)	(19,633,238)	(15,366,260)
Contract charges and deductions	-	-	(12,875)	(9,170)	(775,786)	(840,521)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(419)	(2,019)
Other	(2)	(4)	(412)	4,830	475	(4,668)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	114,356	244,304	(5,265,598)	8,685,602	(25,140,437)	(23,938,023)
NET INCREASE (DECREASE) IN NET ASSETS	140,820	241,993	(1,174,447)	4,678,800	1,176,682	(33,994,766)
NET ASSETS
Beginning of Year or Period	241,993	-	60,618,834	55,940,034	150,268,819	184,263,585
End of Year or Period	$382,813	$241,993	$59,444,387	$60,618,834	$151,445,501	$150,268,819

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-71

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Franklin Mutual		Franklin Rising		Franklin Rising
	Shares VIP Class 1 (1)		Dividends VIP Class 1		Dividends VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$955	$1,058	$6,663	$3,127	$(490,819)	$(759,677)
Realized gain (loss) on investments	4,892	5,911	71,031	15,813	23,759,976	28,419,860
Change in net unrealized appreciation (depreciation) on investments	11,020	(7,337)	57,025	(31,344)	31,010	(58,505,428)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,867	(368)	134,719	(12,404)	23,300,167	(30,845,245)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	55,816	413,715	657,499	14,016,954	13,745,992
Transfers between variable and fixed accounts, net	88,267	(995)	401,141	150,569	5,537,454	(252,722)
Contract benefits and terminations	(887)	(328)	(172,244)	(34,359)	(27,581,766)	(25,207,844)
Contract charges and deductions	-	-	-	-	(198,603)	(184,531)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(13,752)	(7,989)
Other	(1)	(1)	(59)	(27)	1,083	(5,601)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	87,379	54,492	642,553	773,682	(8,238,630)	(11,912,695)
NET INCREASE (DECREASE) IN NET ASSETS	104,246	54,124	777,272	761,278	15,061,537	(42,757,940)
NET ASSETS
Beginning of Year or Period	54,124	-	854,353	93,075	221,584,639	264,342,579
End of Year or Period	$158,370	$54,124	$1,631,625	$854,353	$236,646,176	$221,584,639

	Franklin		Franklin		Franklin
	Small Cap Value VIP Class 1 (1)		Small-Mid Cap Growth VIP Class 1		Strategic Income VIP Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$486	$356	$(2,360)	$(964)	$12,879	$5,816
Realized gain (loss) on investments	3,347	9,153	(65,313)	32,502	(21,411)	(124)
Change in net unrealized appreciation (depreciation) on investments	24,234	(11,648)	215,879	(77,131)	59,893	(18,834)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,067	(2,139)	148,206	(45,593)	51,361	(13,142)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	40,975	131,117	379,981	247,480	1,210,333	283,562
Transfers between variable and fixed accounts, net	81,246	4,955	46,588	90,800	(715,254)	-
Contract benefits and terminations	(5,777)	(301)	(6,589)	(1,672)	(2,713)	(205)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2)	(2)	(15)	(718)	(24)	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	116,442	135,769	419,965	335,890	492,342	283,354
NET INCREASE (DECREASE) IN NET ASSETS	144,509	133,630	568,171	290,297	543,703	270,212
NET ASSETS
Beginning of Year or Period	133,630	-	368,690	78,393	305,048	34,836
End of Year or Period	$278,139	$133,630	$936,861	$368,690	$848,751	$305,048

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-72

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Templeton		Templeton		Templeton
	Foreign VIP Class 1		Global Bond VIP Class 1		Global Bond VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,750	$834	$(1,257)	$(386)	$(630,787)	$(732,899)
Realized gain (loss) on investments	(471)	(273)	(1,592)	(468)	(2,997,981)	(3,699,040)
Change in net unrealized appreciation (depreciation) on investments	16,835	(3,117)	12,233	(2,749)	4,421,837	173,369
Net Increase (Decrease) in Net Assets Resulting from Operations	20,114	(2,556)	9,384	(3,603)	793,069	(4,258,570)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,390	-	237,510	56,011	1,703,979	1,894,384
Transfers between variable and fixed accounts, net	84,242	(613)	51,062	(2,192)	1,205,251	(2,898,335)
Contract benefits and terminations	(2,563)	(137)	(23,597)	(1,838)	(8,342,149)	(7,428,157)
Contract charges and deductions	-	-	-	-	(74,274)	(84,932)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(37)	(1,513)
Other	(41)	-	(6)	(4)	322	(77)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	97,028	(750)	264,969	51,977	(5,506,908)	(8,518,630)
NET INCREASE (DECREASE) IN NET ASSETS	117,142	(3,306)	274,353	48,374	(4,713,839)	(12,777,200)
NET ASSETS
Beginning of Year	28,042	31,348	106,732	58,358	58,866,304	71,643,504
End of Year	$145,184	$28,042	$381,085	$106,732	$54,152,465	$58,866,304

	Goldman Sachs VIT Large Cap		Goldman Sachs VIT Mid Cap		Goldman Sachs VIT Strategic
	Value Institutional Shares (1)		Value Institutional Shares		Growth Institutional Shares (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$915	$619	$1,724	$520	$(2,020)	$(307)
Realized gain (loss) on investments	6,342	5,637	(5,536)	29,455	18,441	20,180
Change in net unrealized appreciation (depreciation) on investments	7,661	(4,127)	32,891	(51,598)	94,155	(27,976)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,918	2,129	29,079	(21,623)	110,576	(8,103)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	73,906	17,302	139,958	102,197	-	111,632
Transfers between variable and fixed accounts, net	(47,720)	39,448	28,303	-	292,635	1,341
Contract benefits and terminations	(756)	(469)	(122,380)	(792)	(4,447)	(656)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(373)	(1)	-	-	(19)	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	25,057	56,280	45,881	101,405	288,169	112,313
NET INCREASE (DECREASE) IN NET ASSETS	39,975	58,409	74,960	79,782	398,745	104,210
NET ASSETS
Beginning of Year or Period	58,409	-	194,311	114,529	104,210	-
End of Year or Period	$98,384	$58,409	$269,271	$194,311	$502,955	$104,210

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-73

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Goldman Sachs VIT Trends Driven		Janus Henderson		Janus Henderson
	Allocation Fund Institutional Shares (1)		Balanced Institutional Shares		Balanced Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,540	$(1,092)	$25,232	$18,139	$30,990,131	$(6,486,195)
Realized gain (loss) on investments	(15,054)	7,743	(134,524)	16,013	(44,903,087)	98,463,607
Change in net unrealized appreciation (depreciation) on investments	38,707	(40,959)	404,147	(375,258)	703,226,274	(1,138,781,797)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,193	(34,308)	294,855	(341,106)	689,313,318	(1,046,804,385)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	296,816	950,980	1,016,417	399,510,409	622,045,607
Transfers between variable and fixed accounts, net	7,889	-	(1,405,142)	(62,761)	106,995,086	95,359,479
Contract benefits and terminations	(136,649)	(26,709)	(45,895)	(171,373)	(494,536,340)	(386,696,316)
Contract charges and deductions	-	-	(6,895)	(3,021)	(59,250,238)	(55,639,431)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(45,367)	(4,148)
Other	1	(19)	2,603	(1,777)	54,803	198,422
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(128,759)	270,088	(504,349)	777,485	(47,271,647)	275,263,613
NET INCREASE (DECREASE) IN NET ASSETS	(103,566)	235,780	(209,494)	436,379	642,041,671	(771,540,772)
NET ASSETS
Beginning of Year or Period	235,780	-	2,309,472	1,873,093	5,038,948,579	5,810,489,351
End of Year or Period	$132,214	$235,780	$2,099,978	$2,309,472	$5,680,990,250	$5,038,948,579

	Janus Henderson		Janus Henderson		LVIP JPMorgan
	Enterprise Institutional Shares		Flexible Bond Service Shares		Core Bond Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,975)	$(538)	$737,260	$240,765	$32,033	$892
Realized gain (loss) on investments	48,880	(5,274)	(981,402)	(275,975)	(5,146)	(661)
Change in net unrealized appreciation (depreciation) on investments	75,110	10,685	1,442,056	(5,437,202)	8,382	(23,938)
Net Increase (Decrease) in Net Assets Resulting from Operations	121,015	4,873	1,197,914	(5,472,412)	35,269	(23,707)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	74,074	66,869	1,533,511	2,142,702	25,848	4,079
Transfers between variable and fixed accounts, net	133,964	516,973	2,301,509	(1,992,512)	1,634,366	39,951
Contract benefits and terminations	(18,003)	(1,877)	(3,497,333)	(3,370,861)	(5,880)	(21,332)
Contract charges and deductions	-	-	(10,518)	(7,778)	(63)	(66)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	33	30	-	-
Other	3	955	2,465	1,031	7	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	190,038	582,920	329,667	(3,227,388)	1,654,278	22,628
NET INCREASE (DECREASE) IN NET ASSETS	311,053	587,793	1,527,581	(8,699,800)	1,689,547	(1,079)
NET ASSETS
Beginning of Year	599,707	11,914	29,944,473	38,644,273	172,918	173,997
End of Year	$910,760	$599,707	$31,472,054	$29,944,473	$1,862,465	$172,918

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-74

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	LVIP JPMorgan		LVIP JPMorgan		ClearBridge Variable
	Mid Cap Value Class 1		U.S. Equity Class 1		Aggressive Growth - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$14,608	$(841)	$28	$(214)	$(133,428)	$(138,931)
Realized gain (loss) on investments	41,927	15,790	727	8,625	175,468	908,692
Change in net unrealized appreciation (depreciation) on investments	2,461	(20,574)	2,606	(13,242)	2,668,945	(4,897,104)
Net Increase (Decrease) in Net Assets Resulting from Operations	58,996	(5,625)	3,361	(4,831)	2,710,985	(4,127,343)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	1,247,969	507,634
Transfers between variable and fixed accounts, net	(411,389)	423,422	-	(11,607)	893,258	790,774
Contract benefits and terminations	(21,980)	(1,585)	(124)	(126)	(1,147,202)	(685,639)
Contract charges and deductions	(28)	(29)	(32)	(31)	(5,179)	(4,407)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(6)	480	28	1	(2,717)	53
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(433,403)	422,288	(128)	(11,763)	986,129	608,415
NET INCREASE (DECREASE) IN NET ASSETS	(374,407)	416,663	3,233	(16,594)	3,697,114	(3,518,928)
NET ASSETS
Beginning of Year	540,121	123,458	13,375	29,969	11,230,322	14,749,250
End of Year	$165,714	$540,121	$16,608	$13,375	$14,927,436	$11,230,322

	Western Asset Core		Lord Abbett		Lord Abbett
	Plus VIT Class I		Bond Debenture Class VC		Total Return Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$75,156	$22,751	$5,351,553	$4,818,885	$8,027,168	$6,060,433
Realized gain (loss) on investments	(142,903)	(7,305)	(4,427,903)	(3,095,839)	(5,284,543)	(3,105,631)
Change in net unrealized appreciation (depreciation) on investments	186,820	(175,486)	6,201,184	(24,516,727)	9,505,448	(46,341,244)
Net Increase (Decrease) in Net Assets Resulting from Operations	119,073	(160,040)	7,124,834	(22,793,681)	12,248,073	(43,386,442)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	991,013	730,959	8,186,803	10,256,273	6,047,204	4,145,447
Transfers between variable and fixed accounts, net	(185,586)	225,387	(695,819)	(3,835,173)	12,838,640	2,092,753
Contract benefits and terminations	(23,582)	(9,062)	(16,460,277)	(13,294,004)	(30,921,283)	(24,528,740)
Contract charges and deductions	-	-	(195,405)	(199,747)	(1,639,865)	(1,775,665)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(192)	(2,159)	(4,277)	100
Other	(5)	295	(230)	9,540	313	6,454
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	781,840	947,579	(9,165,120)	(7,065,270)	(13,679,268)	(20,059,651)
NET INCREASE (DECREASE) IN NET ASSETS	900,913	787,539	(2,040,286)	(29,858,951)	(1,431,195)	(63,446,093)
NET ASSETS
Beginning of Year	1,394,708	607,169	136,204,893	166,063,844	236,571,067	300,017,160
End of Year	$2,295,621	$1,394,708	$134,164,607	$136,204,893	$235,139,872	$236,571,067

See Notes to Financial Statements	SA-75

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	MFS International		MFS Massachusetts Investors		MFS New Discovery Series -
	Growth - Initial Class		Growth Stock - Service Class		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,684	$375	$(515,570)	$(578,444)	$(3,497)	$(2,655)
Realized gain (loss) on investments	(14,274)	29,115	3,618,168	9,075,923	(24,538)	129,388
Change in net unrealized appreciation (depreciation) on investments	153,290	(93,577)	10,968,459	(25,558,998)	119,375	(292,677)
Net Increase (Decrease) in Net Assets Resulting from Operations	145,700	(64,087)	14,071,057	(17,061,519)	91,340	(165,944)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	255,751	66,865	1,465,971	1,227,294	79,544	141,848
Transfers between variable and fixed accounts, net	125,906	266,103	(3,582,867)	2,196,102	125,911	89,252
Contract benefits and terminations	(8,111)	(4,162)	(8,161,629)	(6,010,892)	(6,260)	(4,562)
Contract charges and deductions	-	-	(397,366)	(423,085)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(451)	204	-	-
Other	(12)	(6)	(1,634)	164	(4)	148
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	373,534	328,800	(10,677,976)	(3,010,213)	199,191	226,686
NET INCREASE (DECREASE) IN NET ASSETS	519,234	264,713	3,393,081	(20,071,732)	290,531	60,742
NET ASSETS
Beginning of Year	795,857	531,144	66,826,527	86,898,259	535,322	474,580
End of Year	$1,315,091	$795,857	$70,219,608	$66,826,527	$825,853	$535,322

	MFS Total Return Series -		MFS Utilities Series -		MFS Utilities Series -
	Service Class		Initial Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,653,906	$1,166,249	$8,136	$1,774	$1,225,909	$734,632
Realized gain (loss) on investments	15,463,704	34,295,127	6,265	3,600	2,566,645	1,756,731
Change in net unrealized appreciation (depreciation) on investments	18,229,162	(88,854,681)	(21,807)	(1,899)	(6,055,244)	(3,296,883)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,346,772	(53,393,305)	(7,406)	3,475	(2,262,690)	(805,520)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	27,458,120	30,642,617	85,783	37,931	2,911,656	4,245,487
Transfers between variable and fixed accounts, net	5,860,909	10,222,964	25,348	89,284	(4,644,540)	10,504,172
Contract benefits and terminations	(50,375,389)	(42,630,966)	(3,887)	(801)	(7,953,832)	(7,734,993)
Contract charges and deductions	(4,844,930)	(4,720,830)	-	-	(24,508)	(28,758)
Adjustments to net assets allocated to contracts in payout (annuitization) period	485	441	-	-	-	-
Other	3,393	39,415	1	(3)	8,171	(9,976)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(21,897,412)	(6,446,359)	107,245	126,411	(9,703,053)	6,975,932
NET INCREASE (DECREASE) IN NET ASSETS	14,449,360	(59,839,664)	99,839	129,886	(11,965,743)	6,170,412
NET ASSETS
Beginning of Year	427,543,562	487,383,226	169,207	39,321	68,766,145	62,595,733
End of Year	$441,992,922	$427,543,562	$269,046	$169,207	$56,800,402	$68,766,145

See Notes to Financial Statements	SA-76

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	MFS Value Series -		MFS Value Series -		Neuberger Berman U.S. Equity Index
	Initial Class		Service Class		PutWrite Strategy Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,781	$1,114	$431,546	$258,814	$(48,698)	$(36,872)
Realized gain (loss) on investments	11,530	6,466	5,446,779	5,773,489	(252,710)	475,171
Change in net unrealized appreciation (depreciation) on investments	48,279	(13,801)	(1,064,521)	(12,322,452)	872,025	(876,896)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,590	(6,221)	4,813,804	(6,290,149)	570,617	(438,597)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	570,823	94,498	1,763,113	2,831,401	736,908	801,984
Transfers between variable and fixed accounts, net	162,219	13,831	693,583	(3,303,616)	554,199	464,000
Contract benefits and terminations	(3,077)	(770)	(8,212,703)	(6,631,959)	(639,693)	(243,194)
Contract charges and deductions	-	-	(448,686)	(489,119)	(2,996)	(401)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(2,517)	2	-	-
Other	(14)	-	(1,046)	684	47	(1,219)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	729,951	107,559	(6,208,256)	(7,592,607)	648,465	1,021,170
NET INCREASE (DECREASE) IN NET ASSETS	791,541	101,338	(1,394,452)	(13,882,756)	1,219,082	582,573
NET ASSETS
Beginning of Year	123,945	22,607	76,443,736	90,326,492	3,807,658	3,225,085
End of Year	$915,486	$123,945	$75,049,284	$76,443,736	$5,026,740	$3,807,658

	TOPS		TOPS		TOPS
	Aggressive Growth ETF Class 1 (1)		Balanced ETF Class 1		Conservative ETF Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,270	$(136)	$1,947	$2,349	$5,794	$2,113
Realized gain (loss) on investments	1,939	(10,770)	(3,571)	2,205	3,763	(3,909)
Change in net unrealized appreciation (depreciation) on investments	46,733	(366)	19,852	(15,972)	15,896	(6,687)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,942	(11,272)	18,228	(11,418)	25,453	(8,483)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	279,996	68,845	-	158,236	-	581,037
Transfers between variable and fixed accounts, net	90,475	(52,148)	(28,239)	-	(65,844)	(253,659)
Contract benefits and terminations	(1,297)	(404)	(37,656)	(1,004)	(2,248)	(1,153)
Contract charges and deductions	-	-	(799)	(766)	(3,971)	(1,632)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(8)	(799)	-	(3)	(1)	(13)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	369,166	15,494	(66,694)	156,463	(72,064)	324,580
NET INCREASE (DECREASE) IN NET ASSETS	422,108	4,222	(48,466)	145,045	(46,611)	316,097
NET ASSETS
Beginning of Year or Period	4,222	-	199,059	54,014	316,097	-
End of Year or Period	$426,330	$4,222	$150,593	$199,059	$269,486	$316,097

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-77

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	TOPS		TOPS Managed Risk		TOPS Managed Risk
	Growth ETF Class 1		Balanced ETF Class 1 (1)		Growth ETF Class 1 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,124	$169	$1,652		$(82)	$800
Realized gain (loss) on investments	4,144	(5,102)	2,639		(432)	3,634
Change in net unrealized appreciation (depreciation) on investments	42,095	(19,590)	20,384		13,256	(5,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	51,363	(24,523)	24,675		12,742	(568)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	242,253	(53,350)	569,246		204,949	9,220
Transfers between variable and fixed accounts, net	13,790	(11,736)	28,336		-	-
Contract benefits and terminations	(2,010)	(2,308)	(2,489)		(286)	(59)
Contract charges and deductions	-	-	-		-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	14	4,079	550		(5)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	254,047	(63,315)	595,643		204,658	9,162
NET INCREASE (DECREASE) IN NET ASSETS	305,410	(87,838)	620,318		217,400	8,594
NET ASSETS
Beginning of Year or Period	172,321	260,159	-		8,594	-
End of Year or Period	$477,731	$172,321	$620,318		$225,994	$8,594

	TOPS		PIMCO All Asset -		PIMCO CommodityRealReturn
	Moderate Growth ETF Class 1 (2)		Advisor Class		Strategy - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$223	$829	$64,426	$312,310	$3,628,154	$7,971,025
Realized gain (loss) on investments	323	651	(389,681)	188,875	(4,103,526)	(5,659,844)
Change in net unrealized appreciation (depreciation) on investments	926	(417)	604,826	(1,219,149)	(2,139,821)	(2,548,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,472	1,063	279,571	(717,964)	(2,615,193)	(237,504)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	163,282	276,381	1,102,743	3,320,426
Transfers between variable and fixed accounts, net	(39,724)	52,440	(431,056)	86,060	(8,416,001)	9,859,627
Contract benefits and terminations	-	(176)	(506,198)	(575,655)	(3,009,357)	(3,428,737)
Contract charges and deductions	-	-	(579)	(598)	(6,258)	(17,345)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(2,680)	-
Other	2	1	(59)	(353)	(2,263)	(14,845)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(39,722)	52,265	(774,610)	(214,165)	(10,333,816)	9,719,126
NET INCREASE (DECREASE) IN NET ASSETS	(38,250)	53,328	(495,039)	(932,129)	(12,949,009)	9,481,622
NET ASSETS
Beginning of Year or Period	53,328	-	4,468,823	5,400,952	31,714,469	22,232,847
End of Year or Period	$15,078	$53,328	$3,973,784	$4,468,823	$18,765,460	$31,714,469

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-78

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	PIMCO Emerging Markets		PIMCO Income -		PIMCO Long-Term U.S.
	Bond - Institutional Class		Advisor Class		Government - Institutional Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,549	$10,431	$1,143,335	$491,958	$8,279	$1,876
Realized gain (loss) on investments	(41,056)	(5,166)	(1,082,711)	(616,871)	(13,170)	(714)
Change in net unrealized appreciation (depreciation) on investments	49,566	(34,674)	2,070,167	(1,584,731)	16,657	(23,483)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,059	(29,409)	2,130,791	(1,709,644)	11,766	(22,321)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	71,627	107,634	5,196,448	1,396,495	316,278	213,807
Transfers between variable and fixed accounts, net	(195,508)	46,759	17,336,102	1,693,106	(5,789)	19,235
Contract benefits and terminations	(1,273)	(1,468)	(2,218,715)	(1,291,880)	(5,814)	(1,171)
Contract charges and deductions	-	-	(18,498)	(1,424)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(136)	-	-	-
Other	338	133	(727)	1,353	44	(2,330)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(124,816)	153,058	20,294,474	1,797,650	304,719	229,541
NET INCREASE (DECREASE) IN NET ASSETS	(103,757)	123,649	22,425,265	88,006	316,485	207,220
NET ASSETS
Beginning of Year or Period	283,162	159,513	20,110,768	20,022,762	207,220	-
End of Year or Period	$179,405	$283,162	$42,536,033	$20,110,768	$523,705	$207,220

	PIMCO Low Duration -		PIMCO Total Return -		PSF Mid-Cap
	Institutional Class		Institutional Class		Growth Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$60,240	$8,107	$50,187	$14,853	$(386)	$(386)
Realized gain (loss) on investments	(6,538)	(4,079)	(37,555)	(22,289)	674	(121)
Change in net unrealized appreciation (depreciation) on investments	44,328	(26,196)	111,575	(34,235)	4,046	(7,796)
Net Increase (Decrease) in Net Assets Resulting from Operations	98,030	(22,168)	124,207	(41,671)	4,334	(8,303)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,683,813	631,827	1,303,296	1,297,641	-	-
Transfers between variable and fixed accounts, net	1,112,701	64,938	(274,751)	132,323	308	457
Contract benefits and terminations	(57,554)	(1,115)	(140,435)	(6,460)	(1,228)	-
Contract charges and deductions	-	-	-	-	(20)	(16)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(59)	(5)	639	59	(3)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,738,901	695,645	888,749	1,423,563	(943)	441
NET INCREASE (DECREASE) IN NET ASSETS	2,836,931	673,477	1,012,956	1,381,892	3,391	(7,862)
NET ASSETS
Beginning of Year	716,581	43,104	1,495,415	113,523	21,308	29,170
End of Year	$3,553,512	$716,581	$2,508,371	$1,495,415	$24,699	$21,308

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-79

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	PSF PGIM		PSF PGIM		Schwab Government
	Jennison Growth Class II		Jennison Value Class II		Money Market (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,392)	$(1,303)	$(1,374)	$(1,413)	$527
Realized gain (loss) on investments	2,895	1,191	3,868	3,763	-
Change in net unrealized appreciation (depreciation) on investments	36,378	(47,431)	8,802	(12,199)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	37,881	(47,543)	11,296	(9,849)	527
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	192,853
Transfers between variable and fixed accounts, net	-	-	-	-	(193,373)
Contract benefits and terminations	(1,768)	-	(3,802)	(3,732)	-
Contract charges and deductions	(68)	(48)	(301)	(305)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(13)	19	(5)	12	(7)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,849)	(29)	(4,108)	(4,025)	(527)
NET INCREASE (DECREASE) IN NET ASSETS	36,032	(47,572)	7,188	(13,874)	-
NET ASSETS
Beginning of Year or Period	75,059	122,631	89,023	102,897	-
End of Year or Period	$111,091	$75,059	$96,211	$89,023	$-

	Schwab				Schwab VIT
	S&P 500 Index		Schwab VIT Balanced		Balanced with Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$234,646	$147,649	$714,539	$600,575	$1,307,890	$1,360,817
Realized gain (loss) on investments	(229,758)	(327,406)	329,063	1,547,045	1,409,212	3,126,998
Change in net unrealized appreciation (depreciation) on investments	6,398,822	(2,270,675)	5,167,403	(13,196,190)	14,208,017	(30,357,237)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,403,710	(2,450,432)	6,211,005	(11,048,570)	16,925,119	(25,869,422)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	14,465,102	16,004,635	2,350,667	726,211	1,249,069	4,842,001
Transfers between variable and fixed accounts, net	2,947,029	(1,470,887)	412,461	1,808,567	223,363	(205,298)
Contract benefits and terminations	(4,037,891)	(201,516)	(6,976,637)	(8,145,454)	(11,151,440)	(9,379,072)
Contract charges and deductions	-	-	(281,208)	(296,160)	(677,176)	(705,020)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(5,387)	(11,073)	5,720	25,525	(4,378)	2,428
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	13,368,853	14,321,159	(4,488,997)	(5,881,311)	(10,360,562)	(5,444,961)
NET INCREASE (DECREASE) IN NET ASSETS	19,772,563	11,870,727	1,722,008	(16,929,881)	6,564,557	(31,314,383)
NET ASSETS
Beginning of Year	19,818,575	7,947,848	57,333,835	74,263,716	125,849,734	157,164,117
End of Year	$39,591,138	$19,818,575	$59,055,843	$57,333,835	$132,414,291	$125,849,734

(1) Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-80

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

			State Street		T. Rowe Price
	Schwab VIT Growth		Total Return V.I.S. Class 3		Blue Chip Growth - I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,341,106	$1,597,508	$2,122,328	$(2,650,478)	$(6,562)	$(2,501)
Realized gain (loss) on investments	1,471,979	2,965,024	(5,215,243)	(2,202,942)	(101,456)	27,817
Change in net unrealized appreciation (depreciation) on investments	19,321,920	(35,448,935)	39,009,642	(59,445,045)	596,965	(221,807)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,135,005	(30,886,403)	35,916,727	(64,298,465)	488,947	(196,491)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,658,201	5,796,509	7,989,679	6,279,745	402,441	543,982
Transfers between variable and fixed accounts, net	(442,907)	(1,603,289)	3,094,662	(9,218,624)	91,355	502,002
Contract benefits and terminations	(10,301,130)	(9,790,021)	(32,056,955)	(34,462,927)	(135,392)	(29,366)
Contract charges and deductions	(1,034,856)	(1,056,558)	(3,607,406)	(3,808,908)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	744	(15,470)	-	-
Other	512	17,205	93	7,753	(71)	14
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(10,120,180)	(6,636,154)	(24,579,183)	(41,218,431)	358,333	1,016,632
NET INCREASE (DECREASE) IN NET ASSETS	12,014,825	(37,522,557)	11,337,544	(105,516,896)	847,280	820,141
NET ASSETS
Beginning of Year	136,930,457	174,453,014	273,070,007	378,586,903	882,973	62,832
End of Year	$148,945,282	$136,930,457	$284,407,551	$273,070,007	$1,730,253	$882,973

	T. Rowe Price		T. Rowe Price		VanEck VIP
	Equity Income - I		Health Sciences - I		Global Resources Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,880	$4,153	$(2,696)	$(2,011)	$312,674	$100,445
Realized gain (loss) on investments	17,094	13,016	(4,027)	2,766	(364,457)	(269,061)
Change in net unrealized appreciation (depreciation) on investments	12,694	(30,143)	23,604	(40,412)	(1,515,880)	1,432,065
Net Increase (Decrease) in Net Assets Resulting from Operations	35,668	(12,974)	16,881	(39,657)	(1,567,663)	1,263,449
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	95,411	183,141	116,692	92,749	1,029,694	1,380,968
Transfers between variable and fixed accounts, net	89,391	16,934	77,320	108,619	(2,693,249)	5,911,424
Contract benefits and terminations	(15,142)	(13,542)	(52,069)	(7,588)	(3,261,160)	(2,509,349)
Contract charges and deductions	-	-	-	-	(9,825)	(9,913)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(133)	(597)
Other	(2)	(2)	238	(5)	3,321	(17,798)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	169,658	186,531	142,181	193,775	(4,931,352)	4,754,735
NET INCREASE (DECREASE) IN NET ASSETS	205,326	173,557	159,062	154,118	(6,499,015)	6,018,184
NET ASSETS
Beginning of Year	289,969	116,412	444,836	290,718	27,805,678	21,787,494
End of Year	$495,295	$289,969	$603,898	$444,836	$21,306,663	$27,805,678

See Notes to Financial Statements	SA-81

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Balanced		Capital Growth		Conservative Allocation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$193,469	$64,553	$7,923	$2,535	$55,615	$30,718
Realized gain (loss) on investments	(126,625)	321,050	(39,787)	35,222	(76,692)	(95,176)
Change in net unrealized appreciation (depreciation) on investments	1,649,314	(1,239,513)	443,669	(145,174)	607,340	(326,302)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,716,158	(853,910)	411,805	(107,417)	586,263	(390,760)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,715,959	7,670,194	957,784	839,291	2,279,372	2,568,898
Transfers between variable and fixed accounts, net	(731,693)	(125,471)	67,839	190,558	286,721	(1,266,299)
Contract benefits and terminations	(951,304)	(295,871)	(553,821)	(9,454)	(250,084)	(81,666)
Contract charges and deductions	(62,868)	(36,529)	-	-	(713)	(1,995)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	2,373	(2,833)	(305)	(5)	(88)	(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,972,467	7,209,490	471,497	1,020,390	2,315,208	1,218,929
NET INCREASE (DECREASE) IN NET ASSETS	4,688,625	6,355,580	883,302	912,973	2,901,471	828,169
NET ASSETS
Beginning of Year	10,422,713	4,067,133	1,266,884	353,911	3,295,449	2,467,280
End of Year	$15,111,338	$10,422,713	$2,150,186	$1,266,884	$6,196,920	$3,295,449

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Diversified Value		Equity Income		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,113	$4,794	$56,372	$3,786	$21,759	$21,353
Realized gain (loss) on investments	6,060	59,584	54,213	30,044	31,504	74,910
Change in net unrealized appreciation (depreciation) on investments	194,575	(173,465)	192,277	82,587	495,923	(560,758)
Net Increase (Decrease) in Net Assets Resulting from Operations	211,748	(109,087)	302,862	116,417	549,186	(464,495)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	141,273	453,540	3,285,633	1,248,167	531,454	97,347
Transfers between variable and fixed accounts, net	(110,318)	(52,554)	(2,195,403)	515,073	29,894	(105,946)
Contract benefits and terminations	(81,489)	(6,176)	(79,423)	(16,133)	(43,234)	(46,658)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(344)	(257)	(9)	2,281	23	(1,253)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(50,878)	394,553	1,010,798	1,749,388	518,137	(56,510)
NET INCREASE (DECREASE) IN NET ASSETS	160,870	285,466	1,313,660	1,865,805	1,067,323	(521,005)
NET ASSETS
Beginning of Year	1,139,243	853,777	2,147,027	281,222	2,083,980	2,604,985
End of Year	$1,300,113	$1,139,243	$3,460,687	$2,147,027	$3,151,303	$2,083,980

See Notes to Financial Statements	SA-82

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Global Bond Index		Growth		High Yield Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,312	$20,024	$(7,344)	$(5,215)	$38,799	$23,908
Realized gain (loss) on investments	(7,086)	1,658	(217,393)	46,059	(21,865)	(18,373)
Change in net unrealized appreciation (depreciation) on investments	67,669	(157,191)	957,675	(358,564)	139,918	(64,941)
Net Increase (Decrease) in Net Assets Resulting from Operations	72,895	(135,509)	732,938	(317,720)	156,852	(59,406)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	361,182	229,155	1,439,867	1,026,981	491,051	794,932
Transfers between variable and fixed accounts, net	150,895	(13,951)	298,059	121,548	438,222	(219,464)
Contract benefits and terminations	(13,577)	(7,837)	(43,982)	(7,299)	(16,552)	(4,781)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(21)	(1)	(51)	243	128	(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	498,479	207,366	1,693,893	1,141,473	912,849	570,678
NET INCREASE (DECREASE) IN NET ASSETS	571,374	71,857	2,426,831	823,753	1,069,701	511,272
NET ASSETS
Beginning of Year	952,989	881,132	1,474,307	650,554	907,159	395,887
End of Year	$1,524,363	$952,989	$3,901,138	$1,474,307	$1,976,860	$907,159

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	International		Mid-Cap Index		Moderate Allocation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,516	$1,026	$30,976	$6,768	$229,067	$128,684
Realized gain (loss) on investments	9,743	(84,021)	(53,422)	73,254	(429,142)	194,336
Change in net unrealized appreciation (depreciation) on investments	111,329	2,007	798,749	(404,889)	2,416,940	(1,602,587)
Net Increase (Decrease) in Net Assets Resulting from Operations	124,588	(80,988)	776,303	(324,867)	2,216,865	(1,279,567)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	711,646	315,703	2,426,071	2,391,490	5,189,390	8,796,516
Transfers between variable and fixed accounts, net	283,788	22,719	509,966	669,507	(2,044,653)	(309,552)
Contract benefits and terminations	(24,502)	(5,475)	(170,698)	(34,085)	(1,440,481)	(266,071)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(22)	154	(327)	(1,350)	(214)	(658)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	970,910	333,101	2,765,012	3,025,562	1,704,042	8,220,235
NET INCREASE (DECREASE) IN NET ASSETS	1,095,498	252,113	3,541,315	2,700,695	3,920,907	6,940,668
NET ASSETS
Beginning of Year	429,107	176,994	3,398,328	697,633	13,681,505	6,740,837
End of Year	$1,524,605	$429,107	$6,939,643	$3,398,328	$17,602,412	$13,681,505

See Notes to Financial Statements	SA-83

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Real Estate Index		Short-Term Investment-Grade		Total Bond Market Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$25,290	$13,732	$63,969	$21,372	$179,412	$95,914
Realized gain (loss) on investments	(53,300)	34,253	(41,857)	(21,596)	(507,645)	(241,465)
Change in net unrealized appreciation (depreciation) on investments	263,481	(360,256)	286,264	(112,899)	973,140	(760,100)
Net Increase (Decrease) in Net Assets Resulting from Operations	235,471	(312,271)	308,376	(113,123)	644,907	(905,651)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	715,041	1,056,917	2,118,293	2,629,556	6,136,356	3,794,162
Transfers between variable and fixed accounts, net	342,034	381,765	596,306	415,817	924,997	(1,646,507)
Contract benefits and terminations	(264,707)	(13,534)	(342,713)	(63,456)	(409,708)	(77,699)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(202)	(238)	41	57	197	(785)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	792,166	1,424,910	2,371,927	2,981,974	6,651,842	2,069,171
NET INCREASE (DECREASE) IN NET ASSETS	1,027,637	1,112,639	2,680,303	2,868,851	7,296,749	1,163,520
NET ASSETS
Beginning of Year	1,313,023	200,384	4,020,516	1,151,665	7,602,858	6,439,338
End of Year	$2,340,660	$1,313,023	$6,700,819	$4,020,516	$14,899,607	$7,602,858

	Vanguard VIF Total		Vanguard VIF
	International Stock Market Index		Total Stock Market Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$183,045	$85,159	$48,602	$37,125
Realized gain (loss) on investments	(118,368)	46,536	222,558	122,878
Change in net unrealized appreciation (depreciation) on investments	1,265,017	(818,870)	1,873,983	(1,151,349)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,329,694	(687,175)	2,145,143	(991,346)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,951,727	3,253,158	3,213,158	4,749,656
Transfers between variable and fixed accounts, net	617,041	1,608,648	(34,556)	86,864
Contract benefits and terminations	(284,640)	(69,501)	(397,607)	(100,994)
Contract charges and deductions	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-
Other	(222)	326	(15)	(16,236)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,283,906	4,792,631	2,780,980	4,719,290
NET INCREASE (DECREASE) IN NET ASSETS	4,613,600	4,105,456	4,926,123	3,727,944
NET ASSETS
Beginning of Year	7,181,273	3,075,817	7,228,967	3,501,023
End of Year	$11,794,873	$7,181,273	$12,155,090	$7,228,967

See Notes to Financial Statements	SA-84

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Core Income Class I
2023	$9.31	$11.65	3,816,823	$41,475,997	0.00%	0.30%	1.95%	6.00%	7.66%
2022	8.71	10.83	3,478,965	35,591,556	0.00%	0.30%	1.95%	(14.09)%	(12.66)%
2021	10.05	12.41	3,333,548	39,404,318	0.00%	0.30%	1.95%	(2.32)%	(0.69)%
2020	11.46	12.51	3,189,553	38,329,877	0.00%	0.30%	2.00%	7.46%	9.25%
2019	10.64	11.46	2,151,095	23,795,771	0.00%	0.30%	2.00%	8.73%	10.59%
Diversified Bond Class I
2023	$8.25	$15.92	15,026,160	$172,171,896	0.00%	0.30%	2.00%	1.56%	3.29%
2022	8.07	15.43	16,208,941	181,360,873	0.00%	0.30%	2.00%	(20.23)%	(18.86)%
2021	10.04	19.04	17,376,218	242,491,985	0.00%	0.30%	2.00%	(3.87)%	(2.22)%
2020	12.14	19.49	15,489,503	225,524,712	0.00%	0.30%	2.00%	8.17%	10.02%
2019	11.16	17.73	13,472,666	182,275,698	0.00%	0.30%	2.00%	10.76%	12.66%
Floating Rate Income Class I
2023	$10.26	$14.78	13,256,422	$176,368,982	0.00%	0.30%	2.00%	11.41%	13.32%
2022	9.86	13.06	13,808,314	164,826,879	0.00%	0.30%	2.00%	(3.49)%	(1.84)%
2021	10.14	13.32	12,474,821	153,131,393	0.00%	0.30%	2.00%	2.55%	4.31%
2020	10.97	12.78	11,256,440	133,786,363	0.00%	0.30%	2.00%	2.63%	4.39%
2019	10.64	12.25	14,377,073	165,220,344	0.00%	0.30%	2.00%	5.97%	7.78%
Floating Rate Income Class P
2023	$11.43	$11.48	195,404	$2,239,999	0.00%	0.45%	0.60%	13.08%	13.25%
2022	10.11	10.14	107,305	1,086,656	0.00%	0.45%	0.60%	(1.94)%	(1.79)%
05/27/2021 - 12/31/2021	10.31	10.32	79,769	822,761	0.00%	0.45%	0.60%	1.99%	1.99%
High Yield Bond Class I
2023	$10.11	$31.06	7,595,768	$134,238,065	0.00%	0.30%	2.00%	10.01%	11.89%
2022	10.08	27.79	7,526,318	123,579,098	0.00%	0.30%	2.00%	(12.12)%	(10.62)%
2021	12.12	31.12	9,003,353	169,113,680	0.00%	0.30%	2.00%	3.33%	5.10%
2020	11.64	29.64	9,125,009	169,940,567	0.00%	0.30%	2.00%	3.65%	5.43%
2019	11.15	28.14	9,943,416	180,716,346	0.00%	0.30%	2.00%	11.73%	13.64%
Inflation Managed Class I
2023	$9.22	$24.40	10,538,709	$153,790,793	0.00%	0.30%	2.00%	1.62%	3.36%
2022	9.01	23.87	11,807,580	168,900,461	0.00%	0.30%	2.00%	(13.61)%	(12.14)%
2021	10.35	27.47	12,557,766	214,072,254	0.00%	0.30%	2.00%	3.60%	5.37%
2020	10.12	26.35	10,364,592	181,604,575	0.00%	0.30%	2.00%	9.21%	11.09%
2019	9.24	23.99	10,343,826	169,617,916	0.00%	0.30%	2.00%	6.49%	8.32%
Intermediate Bond Class I
2023	$8.83	$10.71	2,358,811	$21,506,403	0.00%	0.30%	1.85%	3.80%	5.42%
2022	8.51	9.60	914,805	7,883,500	0.00%	0.30%	1.85%	(14.36)%	(13.63)%
11/03/2021 - 12/31/2021	9.97	9.98	96,614	963,964	0.00%	0.30%	1.60%	(0.12)%	(0.12)%
Managed Bond Class I
2023	$8.99	$25.10	19,799,408	$289,282,431	0.00%	0.30%	2.00%	4.45%	6.23%
2022	8.54	23.89	20,838,582	293,086,505	0.00%	0.30%	2.00%	(15.72)%	(14.28)%
2021	10.74	28.18	23,360,988	391,987,013	0.00%	0.30%	2.00%	(3.09)%	(1.43)%
2020	11.07	28.90	22,834,095	403,577,841	0.00%	0.30%	2.00%	6.20%	8.02%
2019	10.40	27.05	22,284,620	381,005,513	0.00%	0.30%	2.00%	6.34%	8.17%
Short Duration Bond Class I
2023	$9.35	$13.14	28,047,912	$292,996,088	0.00%	0.30%	2.00%	2.80%	4.56%
2022	9.07	12.58	30,813,210	310,345,111	0.00%	0.30%	2.00%	(6.46)%	(4.86)%
2021	9.68	13.23	34,516,572	368,495,538	0.00%	0.30%	2.00%	(2.42)%	(0.75)%
2020	9.90	13.35	33,138,939	359,491,780	0.00%	0.30%	2.00%	1.68%	3.42%
2019	9.72	12.92	32,261,598	341,983,698	0.00%	0.30%	2.00%	2.16%	3.91%
Emerging Markets Debt Class I
2023	$9.39	$12.11	1,161,936	$12,354,722	0.00%	0.30%	2.00%	10.13%	12.02%
2022	8.51	10.83	1,318,192	12,528,823	0.00%	0.30%	2.00%	(11.06)%	(9.54)%
2021	9.55	11.98	1,621,000	17,267,388	0.00%	0.30%	2.00%	(7.98)%	(6.40)%
2020	10.36	12.81	1,580,511	18,134,828	0.00%	0.30%	2.00%	(0.26)%	1.45%
2019	10.36	12.64	1,777,321	20,249,407	0.00%	0.30%	2.00%	7.35%	9.19%

See Notes to Financial Statements	SA-85	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Dividend Growth Class I
2023	$11.05	$46.50	16,028,749	$460,667,518	0.00%	0.30%	2.00%	11.08%	12.98%
2022	9.93	41.20	14,678,660	417,480,008	0.00%	0.30%	2.00%	(12.26)%	(10.76)%
2021	11.21	46.21	14,573,292	485,107,198	0.00%	0.30%	2.00%	23.31%	25.42%
2020	15.73	36.88	14,379,140	392,591,032	0.00%	0.30%	2.00%	11.19%	13.10%
2019	14.07	32.64	14,570,294	360,631,080	0.00%	0.30%	2.00%	28.05%	30.25%
Equity Index Class I
2023	$11.26	$80.78	52,937,977	$1,578,887,432	0.00%	0.30%	2.00%	23.45%	25.56%
2022	9.13	65.04	48,691,993	1,298,658,388	0.00%	0.30%	2.00%	(19.93)%	(18.55)%
2021	11.33	80.74	47,333,159	1,630,463,464	0.00%	0.30%	2.00%	25.83%	27.99%
2020	16.13	63.79	42,907,290	1,207,544,897	0.00%	0.30%	2.00%	15.77%	17.76%
2019	13.84	54.77	42,320,089	1,044,372,214	0.00%	0.30%	2.00%	28.50%	30.70%
Focused Growth Class I
2023	$9.92	$94.22	6,401,150	$229,957,026	0.00%	0.30%	2.00%	35.24%	37.55%
2022	7.27	68.57	5,455,323	167,698,636	0.00%	0.30%	2.00%	(35.11)%	(34.00)%
2021	11.10	103.99	5,423,820	266,598,139	0.00%	0.30%	2.00%	17.41%	19.43%
2020	22.24	87.16	5,161,793	219,367,794	0.00%	0.30%	2.00%	35.56%	37.88%
2019	16.29	63.28	5,518,935	176,509,190	0.00%	0.30%	2.00%	32.78%	35.06%
Growth Class I
2023	$10.46	$99.33	8,765,086	$386,397,396	0.00%	0.30%	2.00%	32.87%	35.14%
2022	7.86	74.31	7,706,459	295,380,893	0.00%	0.30%	2.00%	(32.57)%	(31.42)%
2021	11.54	109.55	7,711,223	454,798,690	0.00%	0.30%	2.00%	20.98%	23.05%
2020	21.12	90.01	7,677,598	386,224,796	0.00%	0.30%	2.00%	28.96%	31.17%
2019	16.30	69.38	7,725,298	313,122,387	0.00%	0.30%	2.00%	35.40%	37.72%
Hedged Equity Class I
2023	$10.65	$11.49	20,780,266	$226,718,859	0.00%	0.30%	2.00%	13.46%	15.34%
2022	9.40	10.03	12,776,603	121,716,044	0.00%	0.30%	1.95%	(9.63)%	(8.22)%
05/04/2021 - 12/31/2021	10.42	10.53	3,532,181	36,962,504	0.00%	0.30%	1.85%	4.54%	4.54%
Hedged Equity Class P
2023	$10.90	$10.94	241,279	$2,639,046	0.00%	0.45%	0.60%	15.40%	15.40%
2022	9.48	9.48	162,474	1,540,599	0.00%	0.45%	0.45%	(8.18)%	(8.18)%
08/13/2021 - 12/31/2021	10.33	10.33	11,221	115,873	0.00%	0.45%	0.45%	1.89%	1.89%
Large-Cap Core Class I
2023	$10.88	$59.53	7,087,396	$268,648,298	0.00%	0.30%	2.00%	24.55%	26.68%
2022	9.96	47.51	6,807,796	227,087,139	0.00%	0.30%	2.00%	(22.18)%	(20.85)%
2021	20.72	60.69	7,312,586	317,067,817	0.00%	0.30%	2.00%	25.23%	27.38%
2020	16.30	48.17	8,154,980	283,532,001	0.00%	0.30%	2.00%	11.68%	13.59%
2019	14.38	42.88	9,529,328	293,457,670	0.00%	0.30%	2.00%	29.52%	31.74%
Large-Cap Growth Class I
2023	$9.98	$52.92	8,226,437	$258,438,334	0.00%	0.30%	2.00%	42.25%	44.68%
2022	9.17	36.74	8,517,159	194,888,783	0.00%	0.30%	2.00%	(39.13)%	(38.09)%
2021	25.38	59.61	8,739,074	328,630,649	0.00%	0.30%	2.00%	17.89%	19.91%
2020	21.42	49.94	9,264,727	292,565,788	0.00%	0.30%	2.00%	35.61%	37.93%
2019	15.72	36.37	9,225,050	213,262,358	0.00%	0.30%	2.00%	29.72%	31.95%
Large-Cap Value Class I
2023	$10.97	$41.42	8,953,459	$247,326,651	0.00%	0.30%	2.00%	12.64%	14.57%
2022	9.68	36.24	9,393,789	239,660,488	0.00%	0.30%	2.00%	(8.48)%	(6.91)%
2021	10.53	39.36	8,847,030	256,269,837	0.00%	0.30%	2.00%	23.62%	25.74%
2020	12.91	31.65	8,251,342	200,560,402	0.00%	0.30%	2.00%	3.77%	5.55%
2019	12.35	30.31	8,646,430	205,659,391	0.00%	0.30%	2.00%	25.92%	28.08%
Mid-Cap Equity Class I
2023	$9.46	$62.22	6,551,245	$220,028,998	0.00%	0.30%	2.00%	13.07%	15.00%
2022	8.31	54.70	6,835,391	211,893,276	0.00%	0.30%	2.00%	(18.89)%	(17.50)%
2021	17.89	67.03	6,728,833	265,451,633	0.00%	0.30%	2.00%	14.10%	16.05%
2020	15.60	58.40	6,443,675	234,858,057	0.00%	0.30%	2.00%	24.99%	27.13%
2019	12.42	46.45	6,996,655	209,138,478	0.00%	0.30%	2.00%	18.45%	20.48%
Mid-Cap Growth Class I
2023	$8.85	$43.58	9,735,449	$287,474,071	0.00%	0.30%	2.00%	17.26%	19.26%
2022	7.53	36.70	9,155,547	247,780,894	0.00%	0.30%	2.00%	(32.10)%	(30.93)%
2021	11.00	53.38	9,226,331	368,344,471	0.00%	0.30%	2.00%	14.36%	16.32%
2020	23.82	46.10	9,767,687	341,825,807	0.00%	0.30%	2.00%	47.17%	49.69%
2019	16.07	30.93	10,774,027	258,256,271	0.00%	0.30%	2.00%	35.71%	38.04%

See Notes to Financial Statements	SA-86	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Mid-Cap Value Class I
2023	$10.72	$49.48	4,558,144	$116,846,380	0.00%	0.30%	2.00%	14.09%	16.04%
2022	9.39	42.68	4,211,163	101,437,822	0.00%	0.30%	2.00%	(9.10)%	(7.54)%
2021	10.22	46.21	4,453,627	120,534,150	0.00%	0.30%	2.00%	24.52%	26.65%
2020	13.39	36.52	3,812,231	85,401,943	0.00%	0.30%	2.00%	3.43%	5.20%
2019	12.76	34.75	4,350,388	97,366,796	0.00%	0.30%	2.00%	27.37%	29.55%
Small-Cap Equity Class I
2023	$9.34	$44.42	2,845,253	$64,364,454	0.00%	0.30%	2.00%	10.74%	12.63%
2022	8.43	39.48	2,731,229	58,278,803	0.00%	0.30%	2.00%	(14.64)%	(13.18)%
2021	9.77	45.52	2,919,437	73,712,345	0.00%	0.30%	2.00%	23.96%	26.08%
2020	12.53	36.14	2,628,838	54,784,251	0.00%	0.30%	2.00%	3.33%	5.10%
2019	11.94	34.42	2,666,253	54,430,618	0.00%	0.30%	2.00%	21.50%	23.59%
Small-Cap Growth Class I
2023	$7.51	$36.32	4,820,542	$122,470,131	0.00%	0.30%	2.00%	11.94%	13.86%
2022	6.70	31.93	4,818,532	112,684,447	0.00%	0.30%	2.00%	(31.31)%	(30.13)%
2021	9.66	45.75	4,472,937	152,924,932	0.00%	0.30%	2.00%	(0.32)%	1.39%
2020	24.95	45.17	4,452,222	155,145,306	0.00%	0.30%	2.00%	52.50%	55.11%
2019	16.25	29.15	5,053,589	116,165,093	0.00%	0.30%	2.00%	29.29%	31.51%
Small-Cap Index Class I
2023	$8.74	$45.06	10,895,687	$253,807,679	0.00%	0.30%	2.00%	13.91%	15.85%
2022	7.61	38.93	10,299,941	223,773,824	0.00%	0.30%	2.00%	(22.43)%	(21.10)%
2021	9.74	49.39	10,483,466	297,353,955	0.00%	0.30%	2.00%	11.98%	13.89%
2020	14.02	43.41	10,160,705	265,843,742	0.00%	0.30%	2.00%	16.80%	18.80%
2019	11.94	36.58	10,182,090	233,189,346	0.00%	0.30%	2.00%	22.33%	24.42%
Small-Cap Value Class I
2023	$8.56	$64.41	4,345,925	$110,847,444	0.00%	0.30%	2.00%	5.40%	7.21%
2022	8.11	60.14	4,332,834	108,567,265	0.00%	0.30%	2.00%	(18.45)%	(17.06)%
2021	9.85	72.59	4,636,206	146,262,895	0.00%	0.30%	2.00%	32.92%	35.20%
2020	11.08	53.74	4,325,214	108,118,275	0.00%	0.30%	2.00%	1.39%	3.13%
2019	10.87	52.16	4,552,357	114,480,115	0.00%	0.30%	2.00%	20.16%	22.22%
Value Class I
2023	$10.61	$31.84	6,909,276	$159,050,663	0.00%	0.30%	2.00%	1.72%	3.46%
2022	10.32	30.80	7,848,410	177,385,602	0.00%	0.30%	2.00%	(2.50)%	(0.83)%
2021	10.47	31.09	7,952,289	187,762,796	0.00%	0.30%	2.00%	19.24%	21.28%
2020	11.16	25.66	8,856,167	176,480,230	0.00%	0.30%	2.00%	(8.78)%	(7.22)%
2019	12.17	27.69	9,134,455	197,827,146	0.00%	0.30%	2.00%	22.25%	24.35%
Value Advantage Class I
2023	$10.54	$24.60	3,927,357	$82,090,911	0.00%	0.30%	2.00%	7.44%	9.28%
2022	10.46	22.53	4,430,519	89,631,172	0.00%	0.30%	2.00%	(5.96)%	(4.35)%
2021	16.42	23.58	3,571,733	77,360,557	0.00%	0.30%	2.00%	25.98%	28.14%
2020	12.84	18.42	2,729,163	46,722,273	0.00%	0.30%	2.00%	(4.70)%	(3.07)%
2019	13.28	19.02	2,407,374	42,826,045	0.00%	0.30%	2.00%	24.45%	26.58%
Emerging Markets Class I
2023	$6.79	$68.40	9,100,644	$146,028,182	0.00%	0.30%	2.00%	6.80%	8.63%
2022	6.29	63.03	9,163,589	140,559,979	0.00%	0.30%	2.00%	(26.75)%	(25.50)%
2021	8.50	84.69	8,603,856	184,146,175	0.00%	0.30%	2.00%	(10.10)%	(8.56)%
2020	14.16	92.71	8,202,236	204,655,526	0.00%	0.30%	2.00%	15.00%	16.98%
2019	12.23	79.33	8,977,104	199,638,291	0.00%	0.30%	2.00%	23.12%	25.23%
International Growth Class I
2023	$8.40	$11.79	382,358	$3,565,576	0.00%	0.30%	1.95%	11.77%	13.39%
2022	7.54	10.48	203,289	1,570,294	0.00%	0.30%	1.75%	(22.90)%	(21.77)%
11/02/2021 - 12/31/2021	9.79	9.81	43,783	429,164	0.00%	0.30%	1.75%	(2.00)%	(2.00)%
International Large-Cap Class I
2023	$10.18	$36.79	12,446,765	$252,795,503	0.00%	0.30%	2.00%	16.31%	18.30%
2022	8.71	31.13	13,611,310	239,865,257	0.00%	0.30%	2.00%	(16.87)%	(15.45)%
2021	10.40	36.85	13,989,831	295,626,098	0.00%	0.30%	2.00%	12.51%	14.43%
2020	13.97	32.23	14,339,332	270,337,837	0.00%	0.30%	2.00%	8.55%	10.41%
2019	12.81	29.23	15,285,757	264,096,383	0.00%	0.30%	2.00%	25.50%	27.65%

See Notes to Financial Statements	SA-87	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

International Small-Cap Class I
2023	$11.99	$23.23	2,311,868	$36,243,307	0.00%	0.30%	2.00%	14.92%	16.88%
2022	10.39	19.97	2,513,634	34,142,442	0.00%	0.30%	2.00%	(18.73)%	(17.34)%
2021	13.16	24.26	2,625,882	43,597,347	0.00%	0.30%	2.00%	11.62%	13.53%
2020	11.71	21.47	2,805,711	41,343,803	0.00%	0.30%	2.00%	6.27%	8.10%
2019	10.94	19.95	3,062,801	41,971,971	0.00%	0.30%	2.00%	17.69%	19.71%
International Value Class I
2023	$9.27	$19.13	7,929,402	$122,441,200	0.00%	0.30%	2.00%	17.83%	19.85%
2022	7.87	15.97	8,564,092	111,618,105	0.00%	0.30%	2.00%	(3.22)%	(1.56)%
2021	8.12	16.24	8,967,932	120,222,276	0.00%	0.30%	2.00%	17.98%	20.00%
2020	6.88	13.55	9,146,865	104,401,238	0.00%	0.30%	2.00%	(9.01)%	(7.45)%
2019	7.56	14.66	9,225,209	114,596,679	0.00%	0.30%	2.00%	14.29%	16.25%
Health Sciences Class I
2023	$10.20	$96.90	7,121,266	$272,537,490	0.00%	0.30%	2.00%	1.38%	3.11%
2022	10.06	94.07	6,978,977	290,035,336	0.00%	0.30%	2.00%	(7.67)%	(6.09)%
2021	10.79	100.27	7,368,699	343,506,288	0.00%	0.30%	2.00%	10.16%	12.05%
2020	17.10	89.57	7,254,306	319,284,574	0.00%	0.30%	2.00%	16.43%	18.43%
2019	14.61	75.71	7,808,345	301,373,616	0.00%	0.30%	2.00%	23.28%	25.39%
Real Estate Class I
2023	$10.32	$68.07	4,108,484	$108,030,969	0.00%	0.30%	2.00%	10.78%	12.67%
2022	9.27	61.08	4,308,652	104,649,198	0.00%	0.30%	2.00%	(27.11)%	(25.86)%
2021	16.07	83.30	4,819,847	161,408,914	0.00%	0.30%	2.00%	37.55%	39.90%
2020	12.54	60.20	4,888,497	124,841,396	0.00%	0.30%	2.00%	(5.19)%	(3.57)%
2019	13.03	63.11	5,315,569	143,979,376	0.00%	0.30%	2.00%	28.69%	30.89%
Technology Class I
2023	$10.46	$37.35	8,121,945	$227,480,772	0.00%	0.30%	2.00%	50.65%	53.22%
2022	6.88	24.73	7,575,806	147,240,460	0.00%	0.30%	2.00%	(37.33)%	(36.25)%
2021	10.87	39.36	7,458,120	230,161,585	0.00%	0.30%	2.00%	11.61%	13.52%
2020	17.05	35.18	7,706,962	208,731,278	0.00%	0.30%	2.00%	44.33%	46.80%
2019	11.79	24.32	7,653,316	142,235,523	0.00%	0.30%	2.00%	33.62%	35.91%
ESG Diversified Class I
2023	$9.78	$11.42	2,105,604	$21,077,463	0.00%	0.30%	2.00%	13.67%	15.44%
2022	8.61	9.96	977,900	8,536,826	0.00%	0.30%	1.85%	(18.04)%	(16.84)%
05/17/2021 - 12/31/2021	10.42	10.66	458,078	4,850,097	0.00%	0.30%	1.75%	6.49%	6.49%
ESG Diversified Class P (5)
01/01/2023 - 04/21/2023	$9.15	$9.15	-	$-	0.00%	0.45%	0.45%	5.24%	5.24%
12/07/2022 - 12/31/2022	8.70	8.70	52,658	457,958	0.00%	0.45%	0.45%	(2.05)%	(2.05)%
ESG Diversified Growth Class I
2023	$9.31	$11.67	147,295	$1,458,757	0.00%	0.30%	1.85%	15.74%	17.31%
2022	8.08	10.03	98,168	817,907	0.00%	0.30%	1.65%	(19.06)%	(18.49)%
11/16/2021 - 12/31/2021	10.04	10.05	22,864	229,580	0.00%	0.50%	1.20%	(0.57)%	(0.57)%
ESG Diversified Growth Class P
2023	$10.98	$10.98	4,693	$51,515	0.00%	0.45%	0.45%	17.37%	17.37%
09/28/2022 - 12/31/2022	9.35	9.35	2,201	20,588	0.00%	0.45%	0.45%	5.38%	5.38%
PSF Avantis Balanced Allocation Class D
2023	$9.91	$15.83	21,287,358	$301,972,559	0.00%	0.30%	2.00%	11.58%	13.49%
2022	8.78	13.96	23,391,029	298,038,547	0.00%	0.30%	2.00%	(16.67)%	(15.25)%
2021	10.97	16.49	23,751,181	366,915,479	0.00%	0.30%	2.00%	10.27%	12.16%
2020	12.90	14.72	20,364,483	287,800,621	0.00%	0.30%	2.00%	9.89%	11.77%
2019	11.71	13.18	17,533,417	223,629,160	0.00%	0.30%	2.00%	17.38%	19.39%
PSF Avantis Balanced Allocation Class P
2023	$10.53	$10.53	180,635	$1,901,469	0.00%	0.45%	0.45%	13.60%	13.60%
2022	9.27	9.27	192,749	1,786,007	0.00%	0.45%	0.45%	(15.16)%	(15.16)%
06/25/2021 - 12/31/2021	10.92	10.92	147,178	1,607,448	0.00%	0.45%	0.45%	4.00%	4.00%
Pacific Dynamix - Conservative Growth Class I
2023	$9.55	$22.75	27,522,993	$426,999,334	0.00%	0.30%	2.00%	9.48%	11.35%
2022	8.81	20.45	31,221,950	447,596,518	0.00%	0.30%	2.00%	(16.07)%	(14.63)%
2021	10.42	23.98	33,393,733	574,372,129	0.00%	0.30%	2.00%	4.34%	6.12%
2020	12.68	22.62	34,235,499	566,126,949	0.00%	0.30%	2.00%	9.99%	11.88%
2019	11.45	20.24	33,572,437	504,881,921	0.00%	0.30%	2.00%	13.18%	15.12%

See Notes to Financial Statements	SA-88	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Pacific Dynamix - Conservative Growth Class P
2023	$9.86	$9.91	148,609	$1,468,953	0.00%	0.45%	0.60%	11.24%	11.40%
2022	8.87	8.89	181,540	1,612,087	0.00%	0.45%	0.60%	(14.59)%	(14.59)%
08/13/2021 - 12/31/2021	10.41	10.41	7,555	78,662	0.00%	0.45%	0.45%	0.74%	0.74%
Pacific Dynamix - Moderate Growth Class I
2023	$9.69	$28.76	130,199,517	$2,243,812,569	0.00%	0.30%	2.00%	12.77%	14.70%
2022	8.58	25.10	136,624,336	2,142,087,307	0.00%	0.30%	2.00%	(17.36)%	(15.95)%
2021	10.29	29.89	139,849,234	2,700,163,391	0.00%	0.30%	2.00%	8.43%	10.29%
2020	13.22	27.13	136,145,159	2,492,898,271	0.00%	0.30%	2.00%	12.31%	14.24%
2019	11.74	23.78	140,905,132	2,309,891,015	0.00%	0.30%	2.00%	16.59%	18.58%
Pacific Dynamix - Moderate Growth Class P
2023	$10.27	$10.31	84,281	$867,645	0.00%	0.45%	0.60%	14.58%	14.76%
2022	8.96	8.99	61,197	549,060	0.00%	0.45%	0.60%	(16.03)%	(16.03)%
09/09/2021 - 12/31/2021	10.67	10.67	17,514	186,894	0.00%	0.60%	0.60%	0.93%	0.93%
Pacific Dynamix - Growth Class I
2023	$9.95	$35.31	77,184,354	$1,600,227,493	0.00%	0.30%	2.00%	14.67%	16.63%
2022	10.09	30.30	79,846,588	1,451,741,930	0.00%	0.30%	2.00%	(18.34)%	(16.94)%
2021	15.78	36.52	70,654,915	1,595,184,020	0.00%	0.30%	2.00%	12.07%	13.99%
2020	14.01	32.07	52,279,480	1,095,441,256	0.00%	0.30%	2.00%	13.50%	15.44%
2019	12.28	27.81	37,812,246	744,887,106	0.00%	0.30%	2.00%	20.50%	22.57%
Pacific Dynamix - Growth Class P
2023	$10.60	$10.60	357,396	$3,789,935	0.00%	0.45%	0.45%	16.69%	16.69%
2022	9.09	9.09	90,287	820,481	0.00%	0.45%	0.45%	(16.89)%	(16.89)%
02/19/2021 - 12/31/2021	10.93	10.93	21,700	237,290	0.00%	0.45%	0.45%	9.07%	9.07%
Portfolio Optimization Conservative Class I
2023	$9.28	$14.20	79,267,462	$966,656,072	0.00%	0.30%	2.00%	7.07%	8.90%
2022	8.60	13.06	92,539,434	1,049,691,691	0.00%	0.30%	2.00%	(15.37)%	(13.92)%
2021	10.10	15.18	101,360,739	1,358,240,285	0.00%	0.30%	2.00%	0.18%	1.90%
2020	11.66	14.92	115,277,984	1,534,716,340	0.00%	0.30%	2.00%	5.75%	7.56%
2019	10.95	13.88	112,674,680	1,415,956,727	0.00%	0.30%	2.00%	9.98%	11.86%
Portfolio Optimization Moderate-Conservative Class I
2023	$9.43	$16.47	97,836,295	$1,396,229,421	0.00%	0.30%	2.00%	8.87%	10.73%
2022	8.57	14.89	112,884,194	1,475,099,723	0.00%	0.30%	2.00%	(16.59)%	(15.16)%
2021	10.44	17.57	128,206,662	2,000,947,661	0.00%	0.30%	2.00%	4.18%	5.96%
2020	12.29	16.60	143,065,548	2,134,143,003	0.00%	0.30%	2.00%	7.79%	9.64%
2019	11.32	15.15	160,008,744	2,202,281,279	0.00%	0.30%	2.00%	13.00%	14.93%
Portfolio Optimization Moderate Class I
2023	$9.63	$19.03	387,315,028	$6,307,581,493	0.00%	0.30%	2.00%	11.63%	13.54%
2022	8.55	16.84	438,793,672	6,383,985,804	0.00%	0.30%	2.00%	(17.38)%	(15.97)%
2021	10.25	20.13	491,458,484	8,618,931,342	0.00%	0.30%	2.00%	7.02%	8.85%
2020	12.62	18.57	548,864,454	8,961,811,838	0.00%	0.30%	2.00%	9.61%	11.49%
2019	11.49	16.73	615,901,678	9,125,390,297	0.00%	0.30%	2.00%	16.11%	18.10%
Portfolio Optimization Growth Class I
2023	$9.63	$21.71	320,817,888	$5,805,877,531	0.00%	0.30%	2.00%	12.19%	14.11%
2022	8.51	19.11	358,621,932	5,762,258,741	0.00%	0.30%	2.00%	(18.52)%	(17.13)%
2021	10.34	23.16	395,660,358	7,766,098,564	0.00%	0.30%	2.00%	10.88%	12.78%
2020	14.62	20.63	439,483,300	7,748,073,547	0.00%	0.30%	2.00%	10.49%	12.39%
2019	13.04	18.44	492,110,249	7,818,850,939	0.00%	0.30%	2.00%	19.25%	21.29%
Portfolio Optimization Aggressive-Growth Class I
2023	$11.63	$23.66	67,046,157	$1,284,167,130	0.00%	0.30%	2.00%	13.67%	15.61%
2022	10.18	20.55	74,256,762	1,245,655,008	0.00%	0.30%	2.00%	(19.14)%	(17.75)%
2021	15.35	25.10	81,124,035	1,675,735,514	0.00%	0.30%	2.00%	13.39%	15.34%
2020	13.47	21.86	89,683,364	1,627,065,563	0.00%	0.30%	2.00%	10.23%	12.12%
2019	12.16	19.59	101,347,267	1,659,745,072	0.00%	0.30%	2.00%	21.31%	23.39%
Invesco Oppenheimer V.I. International Growth Series I
2023	$9.25	$9.25	1,821	$16,843	0.61%	0.45%	0.45%	20.52%	20.52%
2022	7.67	7.67	1,821	13,976	0.00%	0.45%	0.45%	(27.46)%	(27.46)%
09/14/2021 - 12/31/2021	10.58	10.58	1,831	19,372	0.00%	0.45%	0.45%	(4.10)%	(4.10)%

See Notes to Financial Statements	SA-89	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Invesco Oppenheimer V.I. International Growth Series II
2023	$8.83	$15.35	1,494,252	$20,059,700	0.31%	0.30%	2.00%	18.26%	20.28%
2022	7.39	12.76	1,501,782	16,951,821	0.00%	0.30%	2.00%	(28.61)%	(27.38)%
2021	10.24	17.57	1,482,842	23,274,851	0.00%	0.30%	2.00%	7.94%	9.79%
2020	13.64	16.01	1,294,995	18,636,307	0.66%	0.30%	2.00%	18.65%	20.68%
2019	11.50	13.26	1,226,707	14,698,332	0.72%	0.30%	2.00%	25.42%	27.57%
Invesco V.I. American Value Series I
2023	$13.24	$13.30	4,085	$54,132	0.67%	0.45%	0.60%	14.91%	14.91%
06/14/2022 - 12/31/2022	11.53	11.53	3,682	42,439	1.45%	0.60%	0.60%	8.86%	8.86%
Invesco V.I. Balanced-Risk Allocation Series I
2023	$9.51	$9.55	11,297	$107,836	0.00%	0.45%	0.60%	6.16%	6.16%
2022	8.99	8.99	13,320	119,801	16.06%	0.45%	0.45%	(14.74)%	(14.74)%
06/18/2021 - 12/31/2021	10.55	10.55	2,210	23,313	5.92%	0.45%	0.45%	3.27%	3.27%
Invesco V.I. Balanced-Risk Allocation Series II
2023	$9.06	$23.68	17,549,263	$258,104,658	0.00%	0.30%	2.00%	4.30%	6.08%
2022	8.94	22.34	20,395,509	295,319,915	7.59%	0.30%	2.00%	(16.21)%	(14.77)%
2021	10.60	26.24	17,862,609	314,671,401	2.97%	0.30%	2.00%	7.10%	8.93%
2020	12.03	24.11	18,600,508	314,909,858	7.66%	0.30%	2.00%	7.81%	9.66%
2019	11.02	22.01	20,202,936	320,444,489	0.00%	0.30%	2.00%	12.61%	14.54%
Invesco V.I. Discovery Mid Cap Growth Series I
2023	$8.41	$8.44	12,491	$105,376	0.00%	0.45%	0.60%	12.48%	12.64%
2022	7.48	7.50	11,622	87,060	0.00%	0.45%	0.60%	(31.39)%	(31.29)%
06/04/2021 - 12/31/2021	10.90	10.91	2,858	31,140	0.00%	0.45%	0.60%	14.35%	14.35%
Invesco V.I. Equity and Income Series II
2023	$10.23	$18.13	3,357,286	$54,317,104	1.70%	0.30%	2.00%	8.06%	9.91%
2022	10.40	16.51	3,539,176	54,004,557	1.43%	0.30%	2.00%	(9.54)%	(7.99)%
2021	14.20	17.96	3,608,905	60,323,270	1.63%	0.30%	2.00%	16.01%	18.00%
2020	12.18	15.24	3,865,857	55,228,668	2.23%	0.30%	2.00%	7.48%	9.32%
2019	11.27	13.95	3,947,659	51,983,779	2.36%	0.30%	2.00%	17.63%	19.65%
Invesco V.I. EQV International Equity Series I (6)
05/26/2023 - 12/31/2023	$9.59	$9.59	1,129	$10,824	0.41%	0.45%	0.45%	6.73%	6.73%
08/15/2022 - 09/16/2022	7.71	7.71	-	-	0.00%	0.45%	0.45%	(8.89)%	(8.89)%
Invesco V.I. Global Real Estate Series II
2023	$8.70	$11.74	873,695	$8,824,831	1.25%	0.30%	1.95%	6.73%	8.50%
2022	8.07	10.82	852,966	8,005,072	2.63%	0.30%	2.00%	(26.62)%	(25.37)%
2021	10.88	14.50	817,251	10,349,102	2.67%	0.30%	2.00%	22.96%	25.07%
2020	9.73	11.59	776,994	7,940,183	4.78%	0.30%	2.00%	(14.30)%	(12.82)%
2019	11.35	13.30	810,384	9,561,900	3.62%	0.30%	2.00%	20.22%	22.28%
Invesco V.I. Global Series II
2023	$9.46	$20.59	1,326,401	$23,747,073	0.00%	0.30%	2.00%	31.79%	34.04%
2022	9.74	15.36	1,274,354	17,645,552	0.00%	0.30%	2.00%	(33.28)%	(32.14)%
2021	19.46	22.64	1,320,434	27,219,534	0.00%	0.30%	2.00%	12.89%	14.83%
2020	17.12	19.72	1,257,546	22,746,069	0.43%	0.30%	2.00%	24.82%	26.96%
2019	13.62	15.53	1,488,720	21,391,688	0.64%	0.30%	2.00%	28.85%	31.06%
Invesco V.I. Main Street Small Cap Fund Series I
2023	$10.65	$10.69	46,772	$499,573	1.25%	0.45%	0.60%	17.42%	17.60%
2022	9.07	9.09	82,118	745,324	1.09%	0.45%	0.60%	(16.34)%	(16.21)%
08/12/2021 - 12/31/2021	10.84	10.85	5,823	63,182	1.00%	0.45%	0.60%	4.05%	4.05%
Invesco V.I. Nasdaq 100 Buffer - September Series I
2023	$11.08	$11.08	1,496	$16,583	0.00%	0.45%	0.45%	33.70%	33.70%
01/24/2022 - 12/31/2022	8.29	8.29	9,654	80,033	0.00%	0.45%	0.45%	(16.15)%	(16.15)%
Invesco V.I. Nasdaq 100 Buffer - September Series II
2023	$10.72	$12.50	478,730	$5,459,628	0.00%	0.30%	1.70%	31.66%	33.51%
2022	8.14	9.44	254,767	2,148,370	0.00%	0.30%	1.70%	(22.09)%	(21.39)%
10/12/2021 - 12/31/2021	10.52	10.54	45,974	483,609	0.00%	0.30%	1.20%	5.31%	5.31%
Invesco V.I. Nasdaq 100 Buffer - December Series I
2023	$9.26	$9.26	7,690	$71,184	0.00%	0.45%	0.45%	22.83%	22.83%
03/14/2022 - 12/31/2022	7.54	7.54	1,557	11,733	0.00%	0.45%	0.45%	(12.80)%	(12.80)%
Invesco V.I. Nasdaq 100 Buffer - December Series II
2023	$9.03	$11.36	539,331	$5,072,220	0.00%	0.30%	1.50%	21.35%	22.81%
01/03/2022 - 12/31/2022	7.44	9.32	347,498	2,603,201	0.00%	0.30%	1.50%	(25.39)%	(25.39)%

See Notes to Financial Statements	SA-90	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Invesco V.I. Nasdaq 100 Buffer - March Series I
2023	$11.09	$11.09	3,727	$41,312	0.00%	0.45%	0.45%	35.87%	35.87%
09/02/2022 - 12/31/2022	8.16	8.16	1,513	12,343	0.00%	0.45%	0.45%	(6.34)%	(6.34)%
Invesco V.I. Nasdaq 100 Buffer - March Series II
2023	$10.83	$12.77	618,802	$6,837,284	0.00%	0.30%	1.80%	34.14%	34.54%
04/01/2022 - 12/31/2022	8.09	9.49	141,942	1,150,241	0.00%	1.10%	1.40%	(18.97)%	(18.97)%
Invesco V.I. Nasdaq 100 Buffer - June Series I (6)
05/18/2023 - 12/31/2023	$13.24	$13.24	19,181	$253,948	0.00%	0.45%	0.45%	13.24%	13.24%
Invesco V.I. Nasdaq 100 Buffer - June Series II
2023	$12.79	$13.22	406,713	$5,285,004	0.00%	0.30%	1.60%	34.84%	35.38%
07/01/2022 - 12/31/2022	9.50	9.64	316,981	3,054,963	0.00%	1.10%	1.50%	(3.70)%	(3.56)%
Invesco V.I. S&P 500 Buffer - September Series I
2023	$11.23	$11.27	36,956	$416,257	0.00%	0.45%	0.60%	19.66%	19.66%
2022	9.42	9.42	40,765	383,911	0.00%	0.45%	0.45%	(9.94)%	(9.94)%
11/11/2021 - 12/31/2021	10.46	10.46	1,769	18,496	0.00%	0.45%	0.45%	1.12%	1.12%
Invesco V.I. S&P 500 Buffer - September Series II
2023	$10.91	$12.04	2,789,195	$31,901,756	0.00%	0.30%	1.70%	18.03%	19.69%
2022	9.24	10.14	1,329,890	12,496,155	0.00%	0.30%	1.70%	(11.17)%	(10.01)%
10/07/2021 - 12/31/2021	10.42	10.45	412,435	4,300,797	0.00%	0.30%	1.60%	3.78%	3.78%
Invesco V.I. S&P 500 Buffer - December Series I (6)
05/24/2023 - 12/31/2023	$10.50	$10.50	33,148	$348,103	0.00%	0.45%	0.45%	10.97%	10.97%
Invesco V.I. S&P 500 Buffer - December Series II
2023	$10.20	$11.91	1,668,898	$17,773,119	0.00%	0.30%	1.70%	17.19%	18.60%
01/03/2022 - 12/31/2022	8.74	10.12	939,885	8,251,270	0.00%	0.30%	1.50%	(12.39)%	(11.61)%
Invesco V.I. S&P 500 Buffer - March Series II
2023	$10.72	$12.13	1,383,642	$15,335,276	0.00%	0.30%	1.80%	18.35%	19.89%
04/01/2022 - 12/31/2022	9.06	10.19	1,014,794	9,222,347	0.00%	0.30%	1.60%	(9.38)%	(8.50)%
Invesco V.I. S&P 500 Buffer - June Series I (6)
04/27/2023 - 12/31/2023	$12.02	$12.02	124,235	$1,493,696	0.00%	0.45%	0.45%	12.44%	12.44%
Invesco V.I. S&P 500 Buffer - June Series II
2023	$11.75	$12.00	2,160,557	$25,579,226	0.00%	0.30%	1.60%	17.18%	17.65%
07/01/2022 - 12/31/2022	10.04	10.07	824,362	8,302,382	0.00%	1.10%	1.50%	0.59%	0.74%
Invesco V.I. Technology Series I
2023	$9.17	$9.21	104,684	$961,681	0.00%	0.45%	0.60%	46.07%	46.29%
2022	6.28	6.30	82,946	521,325	0.00%	0.45%	0.60%	(40.31)%	(40.22)%
06/22/2021 - 12/31/2021	10.52	10.53	13,090	137,846	0.00%	0.45%	0.60%	3.85%	3.85%
American Century VP Mid Cap Value Class I
2023	$12.17	$12.22	61,926	$756,355	2.59%	0.45%	0.60%	5.50%	5.66%
06/14/2022 - 12/31/2022	11.54	11.57	15,076	174,265	2.97%	0.45%	0.60%	6.36%	6.36%
American Century VP Mid Cap Value Class II
2023	$10.51	$27.83	4,473,802	$95,195,789	2.17%	0.30%	2.00%	3.93%	5.71%
2022	10.05	26.36	4,624,001	100,582,036	2.11%	0.30%	2.00%	(3.33)%	(1.68)%
2021	14.09	26.83	4,497,905	101,993,283	1.04%	0.30%	2.00%	20.58%	22.65%
2020	11.63	21.90	4,475,406	84,023,806	1.67%	0.30%	2.00%	(0.89)%	0.81%
2019	11.67	21.75	4,696,915	88,473,524	1.90%	0.30%	2.00%	26.44%	28.61%
American Funds IS American High-Income Trust Class 4
2023	$10.17	$14.85	3,923,283	$53,400,309	6.44%	0.30%	1.95%	10.02%	11.85%
2022	9.17	13.29	3,641,673	45,384,912	7.12%	0.30%	1.95%	(11.28)%	(9.80)%
2021	12.44	14.75	3,604,054	50,527,382	4.06%	0.30%	1.95%	6.09%	7.86%
2020	11.65	13.69	2,696,891	35,347,472	8.06%	0.30%	1.95%	5.66%	7.41%
2019	10.95	12.76	2,603,736	31,991,057	6.27%	0.30%	1.95%	10.10%	11.93%
American Funds IS Asset Allocation Class 1
2023	$10.98	$11.02	629,767	$6,931,376	3.38%	0.45%	0.60%	13.86%	14.03%
2022	9.64	9.67	291,614	2,815,698	2.79%	0.45%	0.60%	(13.71)%	(13.58)%
06/07/2021 - 12/31/2021	11.17	11.19	151,172	1,689,315	3.87%	0.45%	0.60%	4.62%	4.62%
American Funds IS Asset Allocation Class 4
2023	$9.98	$18.10	223,036,905	$3,471,549,541	2.00%	0.30%	2.00%	11.77%	13.68%
2022	8.92	15.99	235,781,171	3,329,310,722	1.66%	0.30%	2.00%	(15.37)%	(13.92)%
2021	10.44	18.66	243,553,523	4,084,199,482	1.36%	0.30%	2.00%	12.57%	14.50%
2020	13.42	16.37	237,956,490	3,586,425,606	1.47%	0.30%	2.00%	9.94%	11.82%
2019	12.14	14.71	243,250,672	3,309,209,188	1.73%	0.30%	2.00%	18.53%	20.56%

See Notes to Financial Statements	SA-91	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

American Funds IS Capital Income Builder Class 1
2023	$11.26	$11.31	88,444	$996,903	3.24%	0.45%	0.60%	8.63%	8.79%
2022	10.37	10.40	78,483	813,854	3.22%	0.45%	0.60%	(7.45)%	(7.31)%
05/20/2021 - 12/31/2021	11.20	11.22	48,890	547,693	4.24%	0.45%	0.60%	4.88%	4.88%
American Funds IS Capital Income Builder Class 4
2023	$10.20	$14.77	9,412,385	$126,046,612	2.71%	0.30%	2.00%	6.61%	8.43%
2022	9.48	13.62	9,376,116	117,857,135	2.55%	0.30%	2.00%	(9.21)%	(7.65)%
2021	12.80	14.75	9,400,974	129,329,044	2.52%	0.30%	2.00%	12.41%	14.34%
2020	11.39	12.90	8,994,388	108,919,873	2.65%	0.30%	2.00%	2.05%	3.80%
2019	11.16	12.43	9,363,187	110,011,255	2.68%	0.30%	2.00%	15.29%	17.27%
American Funds IS Capital World Bond Class 1
2023	$8.31	$8.34	25,120	$208,952	0.00%	0.45%	0.60%	5.75%	5.91%
01/24/2022 - 12/31/2022	7.86	7.88	18,467	145,198	0.42%	0.45%	0.60%	(16.91)%	(16.91)%
American Funds IS Capital World Bond Class 4
2023	$8.24	$10.30	2,475,017	$23,430,362	0.00%	0.30%	1.95%	3.86%	5.58%
2022	7.87	9.83	2,381,252	21,437,187	0.21%	0.30%	1.95%	(19.43)%	(18.09)%
2021	10.46	11.57	2,331,909	25,825,264	1.63%	0.30%	2.00%	(6.92)%	(5.46)%
2020	11.22	12.24	1,710,525	20,165,750	1.11%	0.30%	2.00%	7.45%	9.29%
2019	10.44	11.20	1,477,082	16,045,481	1.46%	0.30%	2.00%	5.41%	7.21%
American Funds IS Capital World Growth and Income Class 1
2023	$10.95	$11.00	53,099	$584,026	2.80%	0.45%	0.60%	20.49%	20.67%
2022	9.09	9.12	14,549	132,542	3.97%	0.45%	0.60%	(17.63)%	(17.63)%
08/10/2021 - 12/31/2021	11.04	11.04	4,259	47,010	4.11%	0.60%	0.60%	3.00%	3.00%
American Funds IS Capital World Growth and Income Class 4
2023	$10.10	$18.60	4,517,293	$77,244,495	1.78%	0.30%	2.00%	18.27%	20.29%
2022	10.53	15.48	4,314,793	63,410,506	2.16%	0.30%	2.00%	(19.20)%	(17.82)%
2021	16.01	18.85	4,339,568	78,541,858	1.59%	0.30%	2.00%	12.20%	14.12%
2020	14.20	16.54	3,388,396	54,092,872	1.16%	0.30%	2.00%	6.40%	8.22%
2019	13.28	15.30	3,022,917	44,898,187	1.93%	0.30%	2.00%	28.14%	30.34%
American Funds IS Global Balanced Class 4
2023	$9.85	$15.67	5,057,397	$74,400,888	1.46%	0.30%	2.00%	11.21%	13.11%
2022	10.27	13.87	5,130,674	67,782,176	0.00%	0.30%	2.00%	(16.42)%	(14.99)%
2021	14.80	16.33	5,574,494	87,287,347	0.83%	0.30%	2.00%	8.27%	10.13%
2020	13.67	14.85	4,845,740	69,376,992	0.89%	0.30%	2.00%	7.82%	9.67%
2019	12.68	13.55	4,799,248	63,144,585	1.14%	0.30%	2.00%	17.83%	19.85%
American Funds IS Global Growth Class 1
2023	$9.89	$9.93	206,728	$2,051,307	1.76%	0.45%	0.60%	22.17%	22.35%
2022	8.10	8.12	42,404	343,893	1.11%	0.45%	0.60%	(24.99)%	(24.88)%
06/04/2021 - 12/31/2021	10.79	10.81	21,594	233,159	0.69%	0.45%	0.60%	6.47%	6.47%
American Funds IS Global Growth Class 4
2023	$9.53	$24.80	7,828,343	$167,756,548	0.70%	0.30%	2.00%	19.88%	21.93%
2022	7.89	20.36	7,747,403	144,568,416	0.45%	0.30%	2.00%	(26.40)%	(25.14)%
2021	20.64	27.22	7,592,625	191,919,469	0.21%	0.30%	2.00%	13.84%	15.79%
2020	18.04	23.54	6,822,409	150,256,254	0.16%	0.30%	2.00%	27.59%	29.78%
2019	14.07	18.15	6,719,991	115,088,564	1.00%	0.30%	2.00%	32.20%	34.47%
American Funds IS Global Small Capitalization Class 4
2023	$7.79	$16.21	2,941,506	$44,282,425	0.03%	0.30%	2.00%	13.50%	15.44%
2022	10.21	14.04	2,931,121	38,894,810	0.00%	0.30%	2.00%	(31.08)%	(29.90)%
2021	17.53	20.03	2,600,282	49,766,826	0.00%	0.30%	2.00%	4.32%	6.11%
2020	16.72	18.88	1,990,423	36,147,533	0.13%	0.30%	2.00%	26.83%	29.00%
2019	13.12	14.64	1,840,128	26,084,787	0.01%	0.30%	2.00%	28.65%	30.85%
American Funds IS Growth Class 1
2023	$10.94	$10.99	421,383	$4,621,429	0.74%	0.45%	0.60%	37.98%	38.19%
2022	7.93	7.95	249,427	1,980,437	0.87%	0.45%	0.60%	(30.18)%	(30.07)%
06/09/2021 - 12/31/2021	11.36	11.37	39,950	454,078	0.90%	0.45%	0.60%	11.93%	11.93%
American Funds IS Growth Class 4
2023	$10.45	$34.82	29,710,243	$781,567,952	0.17%	0.30%	2.00%	35.41%	37.72%
2022	7.67	25.39	26,097,738	552,304,014	0.10%	0.30%	2.00%	(31.50)%	(30.32)%
2021	11.13	36.61	25,686,479	802,146,017	0.06%	0.30%	2.00%	19.28%	21.32%
2020	21.83	30.31	24,975,444	648,933,173	0.20%	0.30%	2.00%	48.71%	51.26%
2019	14.61	20.13	25,959,828	449,220,933	0.57%	0.30%	2.00%	27.86%	30.05%

See Notes to Financial Statements	SA-92	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

American Funds IS Growth-Income Class 1
2023	$12.46	$12.51	247,905	$3,098,681	1.77%	0.45%	0.60%	25.71%	25.90%
2022	9.91	9.94	170,804	1,696,274	1.84%	0.45%	0.60%	(16.79)%	(16.66)%
05/27/2021 - 12/31/2021	11.91	11.92	39,377	469,308	2.69%	0.45%	0.60%	9.90%	9.90%
American Funds IS Growth-Income Class 4
2023	$11.16	$25.14	23,525,151	$498,577,612	1.21%	0.30%	2.00%	23.34%	25.45%
2022	8.98	20.13	23,213,330	410,711,351	1.07%	0.30%	2.00%	(18.35)%	(16.96)%
2021	10.92	24.35	23,979,496	518,625,840	0.97%	0.30%	2.00%	21.35%	23.43%
2020	15.15	19.82	22,979,190	406,479,221	1.16%	0.30%	2.00%	11.01%	12.91%
2019	13.58	17.63	24,612,458	388,579,894	1.50%	0.30%	2.00%	23.36%	25.48%
American Funds IS International Class 1
2023	$8.57	$8.61	65,497	$563,486	1.81%	0.45%	0.60%	15.43%	15.60%
2022	7.42	7.44	50,049	372,492	3.17%	0.45%	0.60%	(20.93)%	(20.93)%
08/27/2021 - 12/31/2021	9.41	9.41	6,444	60,666	13.64%	0.45%	0.45%	(5.48)%	(5.48)%
American Funds IS International Class 4
2023	$8.19	$14.02	7,394,707	$90,504,546	1.09%	0.30%	2.00%	13.28%	15.21%
2022	9.85	12.17	7,919,990	85,102,087	1.54%	0.30%	2.00%	(22.58)%	(21.26)%
2021	12.73	15.45	7,892,109	108,416,162	2.38%	0.30%	2.00%	(3.66)%	(2.01)%
2020	13.21	15.77	7,177,101	101,270,614	0.45%	0.30%	2.00%	11.41%	13.32%
2019	11.86	13.91	7,321,305	91,758,888	1.39%	0.30%	2.00%	20.24%	22.30%
American Funds IS International Growth and Income Class 1
2023	$9.91	$9.95	33,159	$329,788	2.72%	0.45%	0.60%	15.39%	15.56%
2022	8.59	8.61	36,552	314,687	5.24%	0.45%	0.60%	(15.51)%	(15.39)%
05/20/2021 - 12/31/2021	10.17	10.18	11,221	114,141	4.89%	0.45%	0.60%	(1.00)%	(1.00)%
American Funds IS International Growth and Income Class 4
2023	$9.24	$14.70	4,519,194	$55,643,213	2.26%	0.30%	2.00%	13.37%	15.31%
2022	8.07	12.75	4,829,629	51,926,368	2.80%	0.30%	2.00%	(17.19)%	(15.78)%
2021	9.64	15.14	4,811,132	61,908,949	2.82%	0.30%	2.00%	3.01%	4.78%
2020	11.54	14.45	4,731,166	58,569,477	1.33%	0.30%	2.00%	3.64%	5.42%
2019	11.08	13.71	4,691,520	55,508,509	2.42%	0.30%	2.00%	20.04%	22.10%
American Funds IS Managed Risk Asset Allocation Class P1
2023	$10.37	$10.37	245,506	$2,545,116	2.30%	0.45%	0.45%	10.01%	10.01%
03/09/2022 - 12/31/2022	9.42	9.42	30,658	288,898	4.82%	0.45%	0.60%	(7.66)%	(7.66)%
06/30/2021 - 09/16/2021	10.76	10.76	-	-	0.00%	0.45%	0.45%	1.59%	1.59%
American Funds IS Managed Risk Asset Allocation Class P2
2023	$9.55	$15.74	13,196,150	$173,632,361	1.84%	0.30%	2.00%	8.06%	9.90%
2022	8.84	14.33	13,359,897	166,286,060	2.20%	0.30%	2.00%	(15.67)%	(14.23)%
2021	10.95	16.73	12,857,346	193,789,068	1.36%	0.30%	2.00%	10.28%	12.17%
2020	12.27	14.93	11,596,589	162,109,838	1.51%	0.30%	2.00%	3.79%	5.57%
2019	11.76	14.15	10,804,760	144,266,036	2.29%	0.30%	2.00%	15.65%	17.63%
American Funds IS New World Fund Class 1
2023	$8.72	$8.76	204,189	$1,787,157	2.21%	0.45%	0.60%	15.53%	15.70%
2022	7.55	7.57	121,178	916,665	1.78%	0.45%	0.60%	(22.33)%	(22.21)%
04/15/2021 - 12/31/2021	9.72	9.73	44,148	429,397	3.02%	0.45%	0.60%	0.47%	0.47%
American Funds IS New World Fund Class 4
2023	$8.35	$16.40	5,168,549	$72,047,669	1.23%	0.30%	2.00%	13.39%	15.32%
2022	7.35	14.23	5,239,889	64,479,315	1.11%	0.30%	2.00%	(23.79)%	(22.49)%
2021	9.56	18.35	5,135,808	82,196,698	0.67%	0.30%	2.00%	2.56%	4.32%
2020	14.47	17.59	4,414,153	68,148,249	0.04%	0.30%	2.00%	20.85%	22.92%
2019	11.97	14.31	4,568,328	57,614,643	0.79%	0.30%	2.00%	26.27%	28.43%
American Funds IS The Bond Fund of America Class 1
2023	$9.10	$9.14	440,932	$4,027,370	3.84%	0.45%	0.60%	4.58%	4.73%
2022	8.70	8.72	347,156	3,028,029	4.55%	0.45%	0.60%	(12.65)%	(12.65)%
09/14/2021 - 12/31/2021	9.99	9.99	10,280	102,679	8.15%	0.45%	0.45%	(1.00)%	(1.00)%
American Funds IS The Bond Fund of America Class 4
2023	$8.99	$10.95	15,166,378	$157,548,110	3.50%	0.30%	2.00%	2.66%	4.41%
2022	8.67	10.50	13,216,178	132,831,689	2.75%	0.30%	2.00%	(14.47)%	(13.01)%
2021	10.94	12.08	13,089,539	152,326,203	1.34%	0.30%	2.00%	(2.56)%	(0.88)%
2020	11.23	12.20	10,104,867	119,129,680	2.23%	0.30%	2.00%	7.21%	9.05%
2019	10.48	11.20	6,600,411	71,857,165	2.80%	0.30%	2.00%	6.92%	8.75%

See Notes to Financial Statements	SA-93	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

American Funds IS U.S. Government Securities Class 1
2023	$9.12	$9.12	238,901	$2,179,391	4.92%	0.45%	0.45%	2.75%	2.75%
2022	8.88	8.88	86,569	768,622	12.26%	0.45%	0.45%	(11.15)%	(11.15)%
10/28/2021 - 12/31/2021	9.99	9.99	4,119	41,164	8.93%	0.45%	0.45%	0.20%	0.20%
American Funds IS U.S. Government Securities Class 4
2023	$8.97	$10.76	5,550,825	$55,101,790	3.22%	0.30%	2.00%	0.59%	2.31%
2022	8.84	10.52	6,026,456	58,958,044	3.42%	0.30%	2.00%	(12.95)%	(11.46)%
2021	10.05	11.90	6,959,965	77,445,532	0.94%	0.30%	2.00%	(2.84)%	(1.17)%
2020	10.75	12.05	10,237,716	115,980,599	1.89%	0.30%	2.00%	7.32%	9.15%
2019	10.01	11.05	4,886,622	51,395,885	1.99%	0.30%	2.00%	3.06%	4.83%
American Funds IS Washington Mutual Investors Class 1
2023	$12.90	$12.96	180,346	$2,331,467	2.76%	0.45%	0.60%	16.95%	17.13%
2022	11.03	11.07	68,968	762,977	3.24%	0.45%	0.60%	(8.69)%	(8.69)%
06/15/2021 - 12/31/2021	12.12	12.12	15,591	188,936	3.54%	0.45%	0.45%	10.46%	10.46%
American Funds IS Washington Mutual Investors Class 4
2023	$11.17	$21.33	12,315,139	$232,921,489	1.73%	0.30%	2.00%	14.66%	16.62%
2022	9.90	18.31	11,726,592	200,075,999	1.79%	0.30%	2.00%	(10.49)%	(8.96)%
2021	10.98	20.13	10,929,163	208,192,004	1.33%	0.30%	2.00%	24.99%	27.13%
2020	12.69	15.85	9,569,016	144,970,879	1.63%	0.30%	2.00%	6.32%	8.15%
2019	11.88	14.67	8,965,013	126,418,067	2.08%	0.30%	2.00%	18.64%	20.67%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2023	$9.98	$16.75	15,889,811	$235,498,602	2.23%	0.30%	2.00%	13.39%	15.27%
2022	8.79	14.54	14,271,032	190,448,788	2.24%	0.30%	2.00%	(16.51)%	(15.08)%
2021	10.42	17.13	11,615,970	187,350,089	2.29%	0.30%	2.00%	9.78%	11.66%
2020	13.81	15.36	7,597,641	110,851,315	1.99%	0.30%	2.00%	12.57%	14.32%
2019	12.26	13.45	4,721,834	60,649,968	3.32%	0.30%	1.85%	19.18%	21.04%
BlackRock Capital Appreciation V.I. Class III
2023	$36.21	$50.39	834,572	$37,009,170	0.00%	0.75%	1.50%	46.39%	47.49%
2022	24.73	34.17	1,036,425	31,190,321	0.00%	0.75%	1.50%	(38.74)%	(38.28)%
2021	40.37	55.36	900,633	43,998,422	0.00%	0.75%	1.50%	19.09%	19.99%
2020	33.90	46.14	1,006,731	41,083,886	0.00%	0.75%	1.50%	39.41%	40.46%
2019	24.32	32.85	1,292,645	37,523,740	0.00%	0.75%	1.50%	29.59%	30.57%
BlackRock Equity Dividend V.I. Class I
2023	$12.24	$12.29	82,604	$1,014,953	2.08%	0.45%	0.60%	11.57%	11.73%
2022	10.97	11.00	69,864	768,528	1.87%	0.45%	0.60%	(4.42)%	(4.42)%
12/07/2021 - 12/31/2021	11.48	11.48	31,382	360,240	2.88%	0.60%	0.60%	2.02%	2.02%
BlackRock Global Allocation V.I. Class I
2023	$9.61	$9.65	119,242	$1,151,223	2.20%	0.45%	0.60%	12.32%	12.32%
2022	8.60	8.60	123,714	1,063,372	0.00%	0.45%	0.45%	(16.24)%	(16.24)%
08/13/2021 - 12/31/2021	10.26	10.26	2,484	25,488	1.23%	0.45%	0.45%	(0.84)%	(0.84)%
BlackRock Global Allocation V.I. Class III
2023	$9.15	$18.95	77,197,037	$1,175,696,253	2.42%	0.30%	2.00%	10.27%	12.15%
2022	8.22	16.92	85,813,546	1,192,222,701	0.00%	0.30%	2.00%	(17.73)%	(16.32)%
2021	9.90	20.24	93,695,265	1,587,846,702	0.82%	0.30%	2.00%	4.31%	6.10%
2020	13.51	19.09	98,050,229	1,608,721,024	1.26%	0.30%	2.00%	18.32%	20.35%
2019	11.36	15.88	111,381,280	1,537,219,217	1.20%	0.30%	2.00%	15.42%	17.40%
BlackRock High Yield V.I. Class I
2023	$10.39	$10.43	128,490	$1,340,196	6.62%	0.45%	0.60%	12.56%	12.73%
2022	9.23	9.26	65,450	605,626	5.54%	0.45%	0.60%	(10.89)%	(10.75)%
06/04/2021 - 12/31/2021	10.36	10.37	15,776	163,491	4.47%	0.45%	0.60%	2.10%	2.10%
BlackRock S&P 500 Index V.I. Class I
2023	$12.51	$12.56	163,316	$2,049,319	1.87%	0.45%	0.60%	25.47%	25.66%
2022	9.97	10.00	92,239	921,539	2.81%	0.45%	0.60%	(18.72)%	(18.60)%
07/28/2021 - 12/31/2021	12.26	12.28	17,525	215,186	3.68%	0.45%	0.60%	8.71%	8.71%
BlackRock Small Cap Index V.I. Class I
2023	$8.98	$9.02	575,569	$5,187,067	1.56%	0.45%	0.60%	16.00%	16.18%
2022	7.74	7.76	451,935	3,506,533	2.34%	0.45%	0.60%	(20.94)%	(20.82)%
04/15/2021 - 12/31/2021	9.79	9.80	43,597	427,096	3.62%	0.45%	0.60%	(0.20)%	(0.20)%
BlackRock Total Return V.I. Class I
2023	$8.88	$8.92	239,965	$2,139,567	3.95%	0.45%	0.60%	5.20%	5.36%
2022	8.44	8.47	128,322	1,086,169	2.88%	0.45%	0.60%	(14.44)%	(14.44)%
12/07/2021 - 12/31/2021	9.90	9.90	5,869	58,074	1.93%	0.45%	0.45%	(0.18)%	(0.18)%

See Notes to Financial Statements	SA-94	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Delaware Ivy VIP Asset Strategy Class II
2023	$9.72	$16.49	2,651,983	$30,804,520	2.46%	0.30%	2.00%	11.69%	13.60%
2022	8.88	14.51	1,803,794	19,255,483	1.77%	0.30%	2.00%	(16.43)%	(14.99)%
2021	10.55	17.08	1,508,099	19,824,061	1.81%	0.30%	2.00%	8.26%	10.11%
2020	11.87	15.51	1,158,794	14,484,570	1.94%	0.30%	2.00%	11.62%	13.54%
2019	10.63	13.66	1,352,169	15,018,915	2.08%	0.30%	2.00%	19.37%	21.41%
Delaware Ivy VIP Energy Class II
2023	$6.65	$15.89	6,484,444	$47,606,539	3.05%	0.30%	2.00%	1.96%	3.70%
2022	6.52	11.77	8,944,575	62,286,813	2.92%	0.30%	2.00%	47.50%	50.02%
2021	4.42	5.43	7,973,963	37,055,143	1.65%	0.30%	2.00%	39.19%	41.57%
2020	3.18	3.87	5,774,234	19,132,655	2.22%	0.30%	2.00%	(38.09)%	(37.02)%
2019	5.13	5.78	2,985,245	15,845,384	0.00%	0.30%	2.00%	1.43%	3.17%
DFA VA Equity Allocation Institutional Class
2023	$11.89	$11.95	23,540	$280,805	2.61%	0.45%	0.60%	19.43%	19.61%
2022	9.96	9.99	15,034	149,925	1.87%	0.45%	0.60%	(14.20)%	(14.07)%
08/10/2021 - 12/31/2021	11.61	11.62	11,872	137,853	6.15%	0.45%	0.60%	4.41%	4.41%
DFA VA Global Bond Institutional Class
2023	$9.57	$9.61	60,389	$579,649	4.81%	0.45%	0.60%	4.43%	4.58%
2022	9.16	9.19	44,252	406,422	1.77%	0.45%	0.60%	(6.89)%	(6.75)%
06/29/2021 - 12/31/2021	9.84	9.86	34,026	335,219	2.34%	0.45%	0.60%	(1.43)%	(1.43)%
DFA VA Global Moderate Allocation Institutional Class
2023	$11.02	$11.07	131,468	$1,454,350	4.14%	0.45%	0.60%	14.04%	14.21%
2022	9.66	9.69	37,988	367,827	2.84%	0.45%	0.60%	(11.49)%	(11.36)%
08/10/2021 - 12/31/2021	10.92	10.93	16,225	177,207	4.68%	0.45%	0.60%	2.29%	2.29%
DFA VA International Small Institutional Class
2023	$10.07	$10.11	65,632	$662,719	3.88%	0.45%	0.60%	13.43%	13.60%
2022	8.88	8.90	37,415	332,811	4.05%	0.45%	0.60%	(18.14)%	(18.01)%
07/08/2021 - 12/31/2021	10.85	10.86	16,625	180,386	7.96%	0.45%	0.60%	2.45%	2.45%
DFA VA International Value Institutional Class
2023	$12.58	$12.63	163,448	$2,061,979	5.60%	0.45%	0.60%	17.16%	17.33%
2022	10.74	10.77	127,002	1,366,252	5.41%	0.45%	0.60%	(4.03)%	(3.89)%
06/15/2021 - 12/31/2021	11.19	11.20	67,675	757,530	13.70%	0.45%	0.60%	(2.67)%	(2.67)%
DFA VA Short-Term Fixed Institutional Class
2023	$10.18	$10.22	383,680	$3,919,134	4.79%	0.45%	0.60%	4.36%	4.51%
2022	9.75	9.78	247,160	2,416,407	2.23%	0.45%	0.60%	(1.75)%	(1.60)%
08/11/2021 - 12/31/2021	9.93	9.94	43,736	434,668	0.02%	0.45%	0.60%	(0.42)%	(0.42)%
DFA VA US Large Value Institutional Class
2023	$12.40	$12.46	392,941	$4,891,183	2.90%	0.45%	0.60%	10.26%	10.43%
2022	11.25	11.28	251,430	2,835,299	3.55%	0.45%	0.60%	(5.45)%	(5.30)%
06/04/2021 - 12/31/2021	11.90	11.91	34,289	408,262	4.42%	0.45%	0.60%	2.58%	2.58%
DFA VA US Targeted Value Institutional Class
2023	$13.74	$13.80	164,062	$2,259,571	2.01%	0.45%	0.60%	19.32%	19.50%
2022	11.51	11.55	82,020	946,243	1.57%	0.45%	0.60%	(4.79)%	(4.64)%
04/15/2021 - 12/31/2021	12.09	12.11	44,610	539,712	3.99%	0.45%	0.60%	8.94%	8.94%
Fidelity VIP Consumer Discretionary Initial Class
2023	$10.26	$10.26	1,004	$10,309	0.08%	0.45%	0.45%	41.36%	41.36%
12/27/2022 - 12/31/2022	7.26	7.26	520	3,776	0.00%	0.45%	0.45%	1.16%	1.16%
Fidelity VIP Contrafund Initial Class
2023	$11.84	$11.89	245,152	$2,908,487	0.94%	0.45%	0.60%	32.66%	32.85%
2022	8.92	8.95	41,710	372,591	0.81%	0.45%	0.60%	(26.75)%	(26.64)%
05/20/2021 - 12/31/2021	12.18	12.20	10,575	128,888	0.00%	0.45%	0.60%	18.38%	18.38%
Fidelity VIP Contrafund Service Class 2
2023	$11.07	$35.71	12,901,467	$359,194,850	0.27%	0.30%	2.00%	30.49%	32.72%
2022	8.47	26.93	11,942,263	275,966,970	0.27%	0.30%	2.00%	(27.94)%	(26.71)%
2021	11.65	36.78	11,743,628	381,230,239	0.03%	0.30%	2.00%	24.99%	27.13%
2020	17.09	28.96	11,335,278	293,430,933	0.08%	0.30%	2.00%	27.66%	29.84%
2019	13.32	22.33	11,865,835	239,600,500	0.22%	0.30%	2.00%	28.68%	30.88%
Fidelity VIP Emerging Markets Initial Class
2023	$7.59	$7.62	168,540	$1,283,808	2.83%	0.45%	0.60%	9.01%	9.17%
2022	6.96	6.98	81,945	571,791	3.56%	0.45%	0.60%	(20.59)%	(20.47)%
06/04/2021 - 12/31/2021	8.77	8.78	14,544	127,579	6.27%	0.45%	0.60%	(12.18)%	(12.18)%

See Notes to Financial Statements	SA-95	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Fidelity VIP Energy Initial Class
2023	$21.98	$22.07	68,387	$1,508,259	4.01%	0.45%	0.60%	0.38%	0.53%
2022	21.89	21.95	32,901	721,434	4.06%	0.45%	0.60%	62.21%	62.21%
05/20/2021 - 12/31/2021	13.50	13.50	5,344	72,125	3.23%	0.60%	0.60%	13.29%	13.29%
Fidelity VIP Extended Market Index Initial Class
2023	$10.15	$10.20	306,987	$3,126,215	2.59%	0.45%	0.60%	16.74%	16.91%
2022	8.70	8.72	158,402	1,380,101	1.66%	0.45%	0.60%	(18.61)%	(18.49)%
04/15/2021 - 12/31/2021	10.69	10.70	69,294	740,679	8.35%	0.45%	0.60%	3.63%	3.63%
Fidelity VIP FundsManager 60% Investor Class
2023	$11.05	$11.05	20,014,280	$221,165,094	3.20%	1.00%	1.00%	13.04%	13.04%
12/07/2022 - 12/31/2022	9.78	9.78	538,685	5,266,017	See Note (7)	1.00%	1.00%	(1.80)%	(1.80)%
Fidelity VIP FundsManager 60% Service Class 2
2023	$9.77	$21.06	25,961,292	$413,889,313	2.22%	0.30%	2.00%	11.82%	13.73%
2022	8.73	18.53	25,259,177	372,173,872	1.68%	0.30%	2.00%	(16.93)%	(15.50)%
2021	10.40	21.96	23,783,824	434,687,452	0.97%	0.30%	2.00%	9.99%	11.87%
2020	13.69	19.65	21,137,865	364,926,775	0.93%	0.30%	2.00%	12.64%	14.58%
2019	12.07	17.16	20,252,337	309,354,003	1.40%	0.30%	2.00%	17.87%	19.89%
Fidelity VIP Government Money Market Initial Class
2023	$10.46	$10.50	1,856,418	$19,493,023	4.81%	0.45%	0.60%	4.28%	4.43%
2022	10.03	10.06	1,576,714	15,846,777	2.27%	0.45%	0.60%	0.83%	0.98%
06/23/2021 - 12/31/2021	9.95	9.96	42,486	422,970	0.01%	0.45%	0.60%	(0.31)%	(0.31)%
Fidelity VIP Government Money Market Investor Class (5), (6)
08/17/2023 - 09/18/2023	$10.29	$10.29	-	$-	5.10%	1.00%	1.00%	0.36%	0.36%
Fidelity VIP Government Money Market Service Class
2023	$9.15	$10.86	50,620,358	$501,906,191	4.69%	0.30%	2.00%	2.73%	4.49%
2022	8.91	10.39	52,653,369	502,225,940	1.46%	0.30%	2.00%	(0.64)%	1.06%
2021	8.97	10.28	40,954,210	390,780,434	0.01%	0.30%	2.00%	(1.97)%	(0.29)%
2020	9.15	10.31	50,158,206	482,675,916	0.22%	0.30%	2.00%	(1.71)%	(0.02)%
2019	9.30	10.32	32,145,243	312,107,403	1.88%	0.30%	2.00%	(0.10)%	1.61%
Fidelity VIP Growth Opportunities Initial Class
2023	$8.89	$8.92	82,650	$737,197	0.00%	0.45%	0.60%	44.78%	45.00%
2022	6.14	6.16	56,819	349,498	0.00%	0.45%	0.60%	(38.52)%	(38.43)%
09/02/2021 - 12/31/2021	9.98	10.00	3,896	38,898	0.00%	0.45%	0.60%	(5.79)%	(5.79)%
Fidelity VIP Index 500 Initial Class
2023	$12.51	$12.56	483,592	$6,062,155	1.65%	0.45%	0.60%	25.44%	25.63%
2022	9.97	10.00	299,731	2,993,041	2.08%	0.45%	0.60%	(18.58)%	(18.58)%
06/15/2021 - 12/31/2021	12.28	12.28	6,562	80,594	2.74%	0.45%	0.45%	12.71%	12.71%
Fidelity VIP Investment Grade Bond Initial Class
2023	$9.08	$9.12	415,819	$3,792,159	3.25%	0.45%	0.60%	5.57%	5.73%
2022	8.60	8.63	144,963	1,250,644	4.92%	0.45%	0.60%	(13.48)%	(13.35)%
09/02/2021 - 12/31/2021	9.94	9.96	6,818	67,828	5.47%	0.45%	0.60%	(1.08)%	(1.08)%
Fidelity VIP Strategic Income Service Class 2
2023	$9.52	$13.01	7,377,965	$87,669,229	4.34%	0.30%	2.00%	7.02%	8.85%
2022	8.89	11.97	7,296,355	81,030,938	3.37%	0.30%	2.00%	(13.27)%	(11.78)%
2021	10.14	13.58	7,822,262	99,315,045	2.51%	0.30%	2.00%	1.48%	3.22%
2020	11.52	13.17	7,026,620	87,077,019	3.25%	0.30%	2.00%	5.04%	6.84%
2019	10.89	12.34	6,770,188	79,193,872	3.51%	0.30%	2.00%	8.46%	10.32%
Fidelity VIP Value Strategies Initial Class
2023	$13.46	$13.52	100,762	$1,358,387	1.35%	0.45%	0.60%	20.13%	20.31%
2022	11.20	11.24	54,117	607,098	1.59%	0.45%	0.60%	(7.58)%	(7.44)%
06/04/2021 - 12/31/2021	12.12	12.14	13,422	162,885	3.57%	0.45%	0.60%	3.81%	3.81%
First Trust Dorsey Wright Tactical Core Class I
2023	$9.15	$15.22	2,710,981	$36,506,355	2.08%	0.30%	2.00%	9.08%	10.95%
2022	9.77	13.72	2,657,693	33,444,112	1.48%	0.30%	2.00%	(18.69)%	(17.30)%
2021	14.65	16.59	3,226,339	49,725,811	0.39%	0.30%	2.00%	11.62%	13.53%
2020	13.09	14.61	2,656,872	36,362,021	0.48%	0.30%	2.00%	8.89%	10.76%
2019	11.99	13.19	2,969,833	37,027,305	0.63%	0.30%	2.00%	18.59%	20.63%

See Notes to Financial Statements	SA-96	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

First Trust Multi Income Allocation Class I
2023	$10.85	$14.60	1,428,158	$18,582,292	3.41%	0.30%	1.85%	6.95%	8.62%
2022	10.12	13.46	1,434,676	17,794,708	2.84%	0.30%	1.85%	(9.21)%	(7.80)%
2021	10.49	14.61	1,563,332	21,222,052	2.34%	0.30%	1.85%	10.62%	12.35%
2020	11.05	13.02	1,416,254	17,366,681	2.22%	0.30%	1.85%	0.61%	2.18%
2019	10.97	12.75	1,339,559	16,214,326	2.48%	0.30%	1.85%	14.25%	16.03%
First Trust/Dow Jones Dividend & Income Allocation Class I
2023	$9.80	$21.15	36,476,228	$599,615,142	2.25%	0.30%	2.00%	8.33%	10.18%
2022	9.05	19.21	37,836,927	593,648,878	1.42%	0.30%	2.00%	(13.94)%	(12.46)%
2021	10.94	21.97	37,604,224	701,796,584	0.94%	0.30%	2.00%	10.03%	11.91%
2020	12.81	19.65	38,413,073	662,991,395	1.49%	0.30%	2.00%	5.67%	7.48%
2019	12.09	18.30	39,723,807	647,137,550	1.59%	0.30%	2.00%	18.38%	20.41%
Franklin Allocation VIP Class 2
2023	$18.22	$21.86	1,139,819	$23,422,478	1.43%	0.75%	1.50%	12.91%	13.76%
2022	16.13	19.22	1,187,062	21,458,071	1.62%	0.75%	1.50%	(17.25)%	(16.63)%
2021	19.50	23.05	1,273,977	27,644,825	1.73%	0.75%	1.50%	10.02%	10.85%
2020	17.72	20.80	1,319,963	25,870,236	1.49%	0.75%	1.50%	10.08%	10.91%
2019	16.10	18.75	1,342,099	23,727,646	3.55%	0.75%	1.50%	18.07%	18.96%
Franklin Allocation VIP Class 4
2023	$9.79	$19.79	15,280,760	$237,425,334	1.31%	0.30%	2.00%	12.36%	14.28%
2022	8.73	17.33	15,596,987	219,460,932	1.49%	0.30%	2.00%	(17.85)%	(16.44)%
2021	10.94	20.92	15,926,805	277,311,223	1.58%	0.30%	2.00%	9.33%	11.20%
2020	13.59	19.06	16,724,233	269,024,656	1.34%	0.30%	2.00%	9.54%	11.42%
2019	12.22	17.33	18,217,777	266,689,325	3.32%	0.30%	2.00%	17.19%	19.20%
Franklin Income VIP Class 1
2023	$11.59	$11.64	32,893	$382,813	5.23%	0.45%	0.60%	8.22%	8.38%
03/07/2022 - 12/31/2022	10.71	10.74	22,536	241,993	6.77%	0.45%	0.60%	(4.88)%	(4.88)%
Franklin Income VIP Class 2
2023	$10.51	$14.79	4,437,445	$59,444,387	5.16%	0.30%	2.00%	6.48%	8.30%
2022	10.18	13.66	4,782,643	60,618,834	5.06%	0.30%	2.00%	(7.34)%	(5.76)%
2021	12.92	14.49	4,105,312	55,940,034	4.68%	0.30%	2.00%	14.44%	16.40%
2020	11.29	12.45	4,573,894	53,969,144	6.00%	0.30%	2.00%	(1.30)%	0.39%
2019	11.44	12.40	4,714,785	55,900,700	5.31%	0.30%	2.00%	13.76%	15.71%
Franklin Mutual Global Discovery VIP Class 2
2023	$11.17	$25.76	7,152,250	$151,445,501	2.41%	0.30%	2.00%	17.94%	19.95%
2022	10.54	21.57	8,376,154	150,268,819	1.37%	0.30%	2.00%	(6.63)%	(5.03)%
2021	13.70	22.82	9,674,845	184,263,585	2.59%	0.30%	2.00%	16.77%	18.77%
2020	11.56	19.30	11,609,935	188,576,655	2.41%	0.30%	2.00%	(6.36)%	(4.75)%
2019	12.16	20.35	12,150,356	206,820,911	1.61%	0.30%	2.00%	21.91%	24.00%
Franklin Mutual Shares VIP Class 1
2023	$11.97	$11.97	13,231	$158,370	1.78%	0.45%	0.45%	13.22%	13.22%
05/13/2022 - 12/31/2022	10.57	10.57	5,119	54,124	3.56%	0.45%	0.45%	(0.63)%	(0.63)%
Franklin Rising Dividends VIP Class 1
2023	$12.41	$12.46	131,092	$1,631,625	1.02%	0.45%	0.60%	11.72%	11.89%
2022	11.10	11.14	76,816	854,353	1.09%	0.45%	0.60%	(10.88)%	(10.88)%
05/20/2021 - 12/31/2021	12.46	12.46	7,469	93,075	1.10%	0.60%	0.60%	14.94%	14.94%
Franklin Rising Dividends VIP Class 2
2023	$11.01	$32.18	9,295,964	$236,646,176	0.91%	0.30%	2.00%	9.86%	11.74%
2022	10.05	28.83	9,023,367	221,584,639	0.81%	0.30%	2.00%	(12.34)%	(10.84)%
2021	11.37	32.37	9,335,978	264,342,579	0.85%	0.30%	2.00%	24.28%	26.41%
2020	15.52	25.63	9,362,137	212,785,729	1.24%	0.30%	2.00%	13.67%	15.62%
2019	13.58	22.19	10,256,753	203,835,964	1.23%	0.30%	2.00%	26.67%	28.84%
Franklin Small Cap Value VIP Class 1
2023	$11.40	$11.45	24,297	$278,139	0.69%	0.45%	0.60%	12.51%	12.51%
01/13/2022 - 12/31/2022	10.18	10.18	13,128	133,630	0.97%	0.45%	0.45%	(11.79)%	(11.79)%
Franklin Small-Mid Cap Growth VIP Class 1
2023	$8.42	$8.46	110,974	$936,861	0.00%	0.45%	0.60%	26.56%	26.56%
2022	6.68	6.68	55,186	368,690	0.00%	0.45%	0.45%	(33.82)%	(33.82)%
07/28/2021 - 12/31/2021	10.09	10.09	7,766	78,393	0.00%	0.45%	0.45%	(1.77)%	(1.77)%

See Notes to Financial Statements	SA-97	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Franklin Strategic Income VIP Class 1
2023	$9.69	$9.73	87,273	$848,751	2.89%	0.45%	0.60%	7.72%	7.88%
2022	9.00	9.02	33,823	305,048	4.55%	0.45%	0.60%	(10.86)%	(10.86)%
12/30/2021 - 12/31/2021	10.12	10.12	3,442	34,836	0.00%	0.45%	0.45%	0.00%	0.00%
Templeton Foreign VIP Class 1
2023	$10.95	$10.95	13,261	$145,184	3.97%	0.45%	0.45%	20.55%	20.55%
2022	9.08	9.08	3,088	28,042	3.37%	0.45%	0.45%	(7.80)%	(7.80)%
10/19/2021 - 12/31/2021	9.85	9.85	3,183	31,348	0.00%	0.45%	0.45%	(4.22)%	(4.22)%
Templeton Global Bond VIP Class 1
2023	$9.24	$9.28	41,064	$381,085	0.00%	0.45%	0.60%	2.58%	2.73%
2022	9.01	9.04	11,819	106,732	0.00%	0.45%	0.60%	(5.42)%	(5.27)%
06/04/2021 - 12/31/2021	9.53	9.54	6,122	58,358	0.00%	0.45%	0.60%	(3.69)%	(3.69)%
Templeton Global Bond VIP Class 2
2023	$7.59	$11.13	6,364,156	$54,152,465	0.00%	0.30%	2.00%	0.85%	2.58%
2022	7.52	10.60	7,088,492	58,866,304	0.00%	0.30%	2.00%	(6.83)%	(5.23)%
2021	8.05	11.24	8,116,103	71,643,504	0.00%	0.30%	2.00%	(6.87)%	(5.28)%
2020	8.63	11.92	8,259,570	77,421,248	8.30%	0.30%	2.00%	(7.16)%	(5.56)%
2019	9.28	12.67	9,186,153	91,721,794	7.09%	0.30%	2.00%	(0.01)%	1.71%
Goldman Sachs VIT Large Cap Value Institutional Shares
2023	$12.45	$12.51	7,883	$98,384	1.11%	0.45%	0.60%	12.34%	12.51%
04/06/2022 - 12/31/2022	11.09	11.12	5,265	58,409	2.34%	0.45%	0.60%	(5.35)%	(5.35)%
Goldman Sachs VIT Mid Cap Value Institutional Shares
2023	$12.18	$12.23	22,032	$269,271	1.18%	0.45%	0.60%	10.92%	10.92%
2022	11.03	11.03	17,620	194,311	0.72%	0.45%	0.45%	(10.39)%	(10.39)%
06/15/2021 - 12/31/2021	12.31	12.31	9,306	114,529	0.95%	0.45%	0.45%	11.09%	11.09%
Goldman Sachs VIT Strategic Growth Institutional Shares
2023	$10.88	$10.93	46,179	$502,955	0.00%	0.45%	0.60%	41.31%	41.31%
05/13/2022 - 12/31/2022	7.73	7.73	13,477	104,210	0.00%	0.45%	0.45%	(7.21)%	(7.21)%
Goldman Sachs VIT Trends Driven Allocation Institutional Shares
2023	$10.29	$10.34	12,842	$132,214	1.58%	0.45%	0.60%	15.16%	15.16%
04/14/2022 - 12/31/2022	8.94	8.94	26,381	235,780	0.00%	0.60%	0.60%	(12.14)%	(12.14)%
Janus Henderson Balanced Institutional Shares
2023	$11.00	$11.00	190,949	$2,099,978	1.73%	0.45%	0.60%	14.90%	14.90%
2022	9.57	9.57	241,281	2,309,472	1.30%	0.45%	0.45%	(16.78)%	(16.78)%
04/08/2021 - 12/31/2021	11.50	11.50	162,862	1,873,093	1.46%	0.45%	0.45%	12.00%	12.00%
Janus Henderson Balanced Service Shares
2023	$10.26	$23.82	324,018,449	$5,680,990,250	1.80%	0.30%	2.00%	12.86%	14.79%
2022	9.08	20.78	308,691,102	5,038,948,579	1.10%	0.30%	2.00%	(18.27)%	(16.87)%
2021	11.00	25.02	278,642,992	5,810,489,351	0.69%	0.30%	2.00%	14.59%	16.56%
2020	14.95	21.48	221,575,730	4,242,264,305	1.56%	0.30%	2.00%	11.77%	13.69%
2019	13.30	18.92	185,974,655	3,171,059,795	1.71%	0.30%	2.00%	19.85%	21.91%
Janus Henderson Enterprise Institutional Shares
2023	$10.98	$11.02	82,889	$910,760	0.18%	0.45%	0.60%	17.37%	17.54%
2022	9.35	9.38	64,087	599,707	0.02%	0.45%	0.60%	(16.32)%	(16.32)%
11/10/2021 - 12/31/2021	11.21	11.21	1,063	11,914	0.00%	0.45%	0.45%	0.29%	0.29%
Janus Henderson Flexible Bond Service Shares
2023	$9.44	$11.02	3,104,567	$31,472,054	3.64%	0.30%	2.00%	3.21%	4.98%
2022	9.15	10.51	3,071,967	29,944,473	1.98%	0.30%	2.00%	(15.60)%	(14.16)%
2021	10.84	12.25	3,371,293	38,644,273	1.62%	0.30%	2.00%	(3.07)%	(1.41)%
2020	11.18	12.44	3,367,311	39,512,445	2.49%	0.30%	2.00%	8.07%	9.92%
2019	10.35	11.33	2,797,058	30,110,415	2.86%	0.30%	2.00%	7.11%	8.95%
LVIP JPMorgan Core Bond Class 1
2023	$9.05	$14.64	197,864	$1,862,465	4.28%	0.45%	1.60%	4.23%	5.43%
2022	8.62	14.02	12,696	172,918	1.92%	0.45%	1.60%	(13.96)%	(12.97)%
2021	9.90	16.26	10,896	173,997	1.86%	0.45%	1.60%	(2.92)%	(2.73)%
2020	16.17	16.72	10,472	174,914	2.05%	1.40%	1.60%	6.13%	6.35%
2019	15.24	15.72	11,823	185,713	2.50%	1.40%	1.60%	6.46%	6.67%
LVIP JPMorgan Mid Cap Value Class 1
2023	$12.28	$39.28	7,211	$165,714	3.39%	0.45%	1.60%	9.16%	10.25%
2022	11.09	35.91	41,765	540,121	0.66%	0.60%	1.60%	(9.61)%	(9.43)%
2021	38.29	39.66	3,136	123,458	0.90%	1.40%	1.60%	27.82%	28.08%
2020	29.95	30.96	3,139	96,543	1.45%	1.40%	1.60%	(1.22)%	(1.03)%
2019	30.32	31.28	3,229	100,340	1.61%	1.40%	1.60%	24.75%	25.00%

See Notes to Financial Statements	SA-98	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

LVIP JPMorgan U.S. Equity Class 1
2023	$54.02	$54.02	307	$16,608	1.58%	1.40%	1.40%	25.40%	25.40%
2022	43.07	43.07	311	13,375	0.37%	1.40%	1.40%	(19.82)%	(19.82)%
2021	53.72	53.72	558	29,969	0.73%	1.40%	1.40%	27.54%	27.54%
2020	42.12	42.12	561	23,635	0.76%	1.40%	1.40%	23.52%	23.52%
2019	34.10	34.10	584	19,926	0.85%	1.40%	1.40%	29.92%	29.92%
ClearBridge Variable Aggressive Growth - Class II
2023	$11.80	$15.41	1,075,266	$14,927,436	0.07%	0.30%	1.95%	21.74%	23.76%
2022	9.65	12.45	969,943	11,230,322	0.00%	0.30%	1.95%	(28.00)%	(26.81)%
2021	14.93	17.01	923,502	14,749,250	0.16%	0.30%	2.00%	7.92%	9.71%
2020	13.74	15.50	980,629	14,337,024	0.66%	0.30%	2.00%	15.40%	17.38%
2019	11.82	13.21	877,736	11,023,937	0.85%	0.30%	2.00%	22.34%	24.37%
Western Asset Core Plus VIT Class I
2023	$8.62	$8.65	265,541	$2,295,621	4.46%	0.45%	0.60%	6.18%	6.34%
2022	8.11	8.14	171,475	1,394,708	2.79%	0.45%	0.60%	(17.72)%	(17.60)%
06/04/2021 - 12/31/2021	9.86	9.87	61,519	607,169	10.03%	0.45%	0.60%	(0.06)%	(0.06)%
Lord Abbett Bond Debenture Class VC
2023	$9.13	$14.53	10,279,424	$134,164,607	5.02%	0.30%	2.00%	4.45%	6.23%
2022	8.66	13.69	10,968,206	136,204,893	4.33%	0.30%	2.00%	(14.53)%	(13.06)%
2021	10.04	15.77	11,553,854	166,063,844	3.36%	0.30%	2.00%	1.23%	2.97%
2020	11.74	15.33	9,342,834	131,580,408	3.97%	0.30%	2.00%	5.18%	6.98%
2019	11.11	14.34	9,128,556	121,162,936	4.31%	0.30%	2.00%	11.11%	13.01%
Lord Abbett Total Return Class VC
2023	$9.56	$12.94	20,613,511	$235,139,872	4.28%	0.30%	2.00%	4.24%	6.02%
2022	9.17	12.26	21,830,030	236,571,067	3.19%	0.30%	2.00%	(15.75)%	(14.30)%
2021	10.88	14.37	23,613,019	300,017,160	1.92%	0.30%	2.00%	(2.22)%	(0.54)%
2020	11.13	14.51	23,597,269	303,123,564	2.38%	0.30%	2.00%	5.30%	7.10%
2019	10.57	13.61	24,454,607	295,798,025	2.64%	0.30%	2.00%	6.26%	8.08%
MFS International Growth - Initial Class
2023	$10.14	$10.19	129,308	$1,315,091	1.13%	0.45%	0.60%	14.03%	14.20%
2022	8.89	8.92	89,358	795,857	0.62%	0.45%	0.60%	(15.46)%	(15.34)%
06/28/2021 - 12/31/2021	10.52	10.54	50,476	531,144	0.70%	0.45%	0.60%	0.39%	0.39%
MFS Massachusetts Investors Growth Stock - Service Class
2023	$25.12	$26.83	2,630,371	$70,219,608	0.05%	0.75%	1.50%	21.87%	22.78%
2022	20.61	21.85	3,071,316	66,826,527	0.00%	0.75%	1.50%	(20.64)%	(20.05)%
2021	25.98	27.33	3,191,183	86,898,259	0.03%	0.75%	1.50%	23.79%	24.72%
2020	20.99	21.91	3,719,603	81,263,271	0.22%	0.75%	1.50%	20.38%	21.29%
2019	17.43	18.07	4,417,128	79,615,791	0.34%	0.75%	1.50%	37.51%	38.54%
MFS New Discovery Series - Initial Class
2023	$7.30	$7.33	112,894	$825,853	0.00%	0.45%	0.60%	13.73%	13.90%
2022	6.42	6.44	83,316	535,322	0.00%	0.45%	0.60%	(30.18)%	(30.07)%
06/04/2021 - 12/31/2021	9.19	9.20	51,616	474,580	0.00%	0.45%	0.60%	(2.60)%	(2.60)%
MFS Total Return Series - Service Class
2023	$9.96	$22.07	25,902,580	$441,992,922	1.83%	0.30%	2.00%	8.04%	9.89%
2022	9.22	20.10	26,167,176	427,543,562	1.49%	0.30%	2.00%	(11.62)%	(10.11)%
2021	11.06	22.39	25,716,660	487,383,226	1.63%	0.30%	2.00%	11.58%	13.49%
2020	12.70	19.80	25,334,270	439,107,285	2.09%	0.30%	2.00%	7.35%	9.19%
2019	11.77	18.21	26,668,585	428,357,165	2.13%	0.30%	2.00%	17.74%	19.76%
MFS Utilities Series - Initial Class
2023	$11.03	$11.08	24,318	$269,046	4.01%	0.45%	0.60%	(2.69)%	(2.55)%
2022	11.33	11.37	14,917	169,207	2.39%	0.45%	0.60%	0.15%	0.30%
05/27/2021 - 12/31/2021	11.32	11.33	3,473	39,321	3.21%	0.45%	0.60%	9.35%	9.35%
MFS Utilities Series - Service Class
2023	$10.03	$20.49	3,418,861	$56,800,402	3.24%	0.30%	2.00%	(4.26)%	(2.62)%
2022	10.42	21.06	3,834,938	68,766,145	2.33%	0.30%	2.00%	(1.51)%	0.18%
2021	16.71	21.05	3,442,435	62,595,733	1.55%	0.30%	2.00%	11.57%	13.48%
2020	14.95	18.56	3,359,918	54,424,836	2.14%	0.30%	2.00%	3.53%	5.31%
2019	14.41	17.65	3,834,815	59,832,797	3.85%	0.30%	2.00%	22.33%	24.43%
MFS Value Series - Initial Class
2023	$12.19	$12.25	74,855	$915,486	1.03%	0.45%	0.60%	7.29%	7.45%
2022	11.36	11.40	10,879	123,945	1.58%	0.45%	0.60%	(6.47)%	(6.33)%
06/01/2021 - 12/31/2021	12.15	12.17	1,860	22,607	2.30%	0.45%	0.60%	7.65%	7.65%

See Notes to Financial Statements	SA-99	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

MFS Value Series - Service Class
2023	$28.15	$36.29	2,380,558	$75,049,284	1.41%	0.75%	1.50%	6.04%	6.83%
2022	26.55	33.97	2,587,909	76,443,736	1.15%	0.75%	1.50%	(7.54)%	(6.84)%
2021	28.71	36.46	2,845,409	90,326,492	1.14%	0.75%	1.50%	23.29%	24.22%
2020	23.29	29.35	3,263,118	83,597,607	1.36%	0.75%	1.50%	1.68%	2.45%
2019	22.90	28.65	3,365,420	84,221,535	1.89%	0.75%	1.50%	27.58%	28.54%
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S
2023	$10.45	$14.65	392,050	$5,026,740	0.00%	0.30%	1.80%	12.96%	14.66%
2022	9.94	12.78	329,190	3,807,658	0.00%	0.30%	1.80%	(12.86)%	(11.54)%
2021	12.75	14.44	240,676	3,225,085	0.34%	0.30%	1.80%	15.84%	17.59%
2020	11.01	12.28	144,364	1,648,886	0.89%	0.30%	1.80%	6.33%	7.93%
2019	10.36	11.38	137,355	1,452,167	0.17%	0.30%	1.80%	13.20%	14.91%
TOPS Aggressive Growth ETF Class 1
2023	$10.95	$10.95	38,921	$426,330	3.65%	0.45%	0.45%	17.24%	17.24%
01/05/2022 - 12/31/2022	9.34	9.34	452	4,222	0.14%	0.45%	0.45%	(15.26)%	(15.26)%
TOPS Balanced ETF Class 1
2023	$10.43	$10.47	14,402	$150,593	1.66%	0.45%	0.60%	11.09%	11.25%
2022	9.39	9.41	21,162	199,059	2.92%	0.45%	0.60%	(11.52)%	(11.52)%
11/10/2021 - 12/31/2021	10.61	10.61	5,092	54,014	0.00%	0.60%	0.60%	0.25%	0.25%
TOPS Conservative ETF Class 1
2023	$10.37	$10.37	25,996	$269,486	2.12%	0.45%	0.45%	8.99%	8.99%
03/25/2022 - 12/31/2022	9.51	9.51	33,232	316,097	1.79%	0.45%	0.45%	(6.16)%	(6.16)%
TOPS Growth ETF Class 1
2023	$10.81	$10.86	44,017	$477,731	2.81%	0.45%	0.60%	15.71%	15.89%
2022	9.34	9.37	18,405	172,321	0.74%	0.45%	0.60%	(15.06)%	(14.94)%
02/19/2021 - 12/31/2021	11.00	11.02	23,646	260,159	0.79%	0.45%	0.60%	9.87%	9.87%
TOPS Managed Risk Balanced ETF Class 1 (6)
06/20/2023 - 12/31/2023	$10.08	$10.08	61,521	$620,318	1.09%	0.45%	0.45%	4.83%	4.83%
TOPS Managed Risk Growth ETF Class 1
2023	$10.19	$10.23	22,183	$225,994	0.22%	0.45%	0.60%	10.87%	10.87%
04/22/2022 - 12/31/2022	9.23	9.23	931	8,594	13.74%	0.45%	0.45%	(6.16)%	(6.16)%
TOPS Moderate Growth ETF Class 1
2023	$10.65	$10.65	1,416	$15,078	3.20%	0.45%	0.45%	13.30%	13.30%
09/20/2022 - 12/31/2022	9.40	9.40	5,675	53,328	6.09%	0.45%	0.45%	2.03%	2.03%
PIMCO All Asset - Advisor Class
2023	$10.66	$13.49	307,299	$3,973,784	2.77%	0.30%	1.85%	6.04%	7.69%
2022	10.01	12.53	365,550	4,468,823	7.53%	0.30%	1.85%	(13.48)%	(12.13)%
2021	13.89	14.26	384,604	5,400,952	10.31%	0.30%	1.85%	13.92%	15.58%
05/28/2020 - 12/31/2020	12.19	12.31	202,159	2,474,456	4.23%	0.40%	1.85%	17.17%	17.31%
PIMCO CommodityRealReturn Strategy - Advisor Class
2023	$6.23	$12.96	2,497,590	$18,765,460	16.73%	0.30%	2.00%	(9.75)%	(8.21)%
2022	6.91	14.12	3,924,178	31,714,469	22.33%	0.30%	2.00%	6.52%	8.34%
2021	6.49	13.03	2,992,278	22,232,847	4.15%	0.30%	2.00%	30.48%	32.71%
2020	4.97	9.82	1,545,855	8,631,904	6.09%	0.30%	2.00%	(0.78)%	0.93%
2019	5.01	9.73	1,378,881	7,605,029	4.35%	0.30%	2.00%	9.15%	11.02%
PIMCO Emerging Markets Bond - Institutional Class
2023	$9.09	$9.13	19,653	$179,405	5.79%	0.45%	0.60%	10.65%	10.81%
2022	8.22	8.24	34,412	283,162	5.08%	0.45%	0.60%	(16.01)%	(15.89)%
05/27/2021 - 12/31/2021	9.79	9.80	16,290	159,513	4.84%	0.45%	0.60%	(1.26)%	(1.26)%
PIMCO Income - Advisor Class
2023	$9.78	$11.28	3,902,504	$42,536,033	5.23%	0.30%	2.00%	6.02%	7.84%
2022	9.14	10.46	1,966,152	20,110,768	3.70%	0.30%	2.00%	(9.61)%	(8.07)%
2021	10.01	11.38	1,783,521	20,022,762	2.84%	0.30%	2.00%	0.03%	1.59%
05/07/2020 - 12/31/2020	11.09	11.20	470,049	5,238,100	3.43%	0.30%	1.85%	11.14%	11.14%
PIMCO Long-Term U.S. Government - Institutional Class
2023	$7.31	$7.34	71,317	$523,705	2.55%	0.45%	0.60%	3.52%	3.67%
01/28/2022 - 12/31/2022	7.06	7.08	29,262	207,220	2.31%	0.45%	0.60%	(26.73)%	(26.73)%
PIMCO Low Duration - Institutional Class
2023	$9.67	$9.71	366,555	$3,553,512	3.86%	0.45%	0.60%	4.51%	4.66%
2022	9.25	9.28	77,215	716,581	2.16%	0.45%	0.60%	(5.98)%	(5.98)%
08/31/2021 - 12/31/2021	9.87	9.87	4,367	43,104	0.83%	0.45%	0.45%	(0.94)%	(0.94)%

See Notes to Financial Statements	SA-100	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

PIMCO Total Return - Institutional Class
2023	$8.91	$8.95	280,745	$2,508,371	3.73%	0.45%	0.60%	5.46%	5.62%
2022	8.45	8.47	176,640	1,495,415	3.20%	0.45%	0.60%	(14.62)%	(14.49)%
06/04/2021 - 12/31/2021	9.89	9.91	11,473	113,523	2.04%	0.45%	0.60%	0.17%	0.17%
PSF Mid-Cap Growth Class II
2023	$50.45	$54.55	482	$24,699	0.00%	1.40%	1.75%	20.92%	21.34%
2022	41.72	44.95	502	21,308	0.00%	1.40%	1.75%	(28.50)%	(28.25)%
2021	58.35	62.66	491	29,170	0.00%	1.40%	1.75%	8.32%	8.70%
2020	53.87	57.64	478	26,210	0.00%	1.40%	1.75%	44.35%	44.86%
2019	37.32	39.79	2,188	81,961	0.00%	1.40%	1.75%	34.78%	35.25%
PSF PGIM Jennison Growth Class Growth II
2023	$55.22	$57.74	1,955	$111,091	0.00%	1.40%	1.60%	50.48%	50.78%
2022	36.69	38.29	1,989	75,059	0.00%	1.40%	1.60%	(38.84)%	(38.71)%
2021	59.99	62.48	1,991	122,631	0.00%	1.40%	1.60%	13.72%	13.95%
2020	52.76	54.83	2,253	122,083	0.00%	1.40%	1.60%	53.10%	53.41%
2019	34.46	35.74	2,267	80,093	0.00%	1.40%	1.60%	30.71%	30.98%
PSF PGIM Jennison Value Class II
2023	$30.47	$32.94	2,994	$96,211	0.00%	1.40%	1.75%	12.76%	13.15%
2022	27.02	29.11	3,132	89,023	0.00%	1.40%	1.75%	(9.84)%	(9.53)%
2021	29.97	32.18	3,274	102,897	0.00%	1.40%	1.75%	25.08%	25.51%
2020	23.96	25.64	3,391	84,936	0.00%	1.40%	1.75%	1.36%	1.71%
2019	23.64	25.21	3,503	86,339	0.00%	1.40%	1.75%	23.40%	23.83%
Schwab Government Money Market (5), (6)
01/06/2023 - 02/06/2023	$10.07	$10.07	-	$-	4.03%	0.60%	0.60%	0.27%	0.27%
2022
06/09/2021 - 07/09/2021	9.98	9.98	-	-	0.01%	0.60%	0.60%	(0.05)%	(0.05)%
Schwab S&P 500 Index Fund
2023	$12.53	$12.59	3,146,732	$39,591,138	1.34%	0.45%	0.60%	25.47%	25.66%
2022	9.99	10.02	1,978,924	19,818,575	1.37%	0.45%	0.60%	(18.60)%	(18.48)%
04/15/2021 - 12/31/2021	12.27	12.29	646,971	7,947,848	1.05%	0.45%	0.60%	15.04%	15.04%
Schwab VIT Balanced
2023	$12.77	$14.81	4,005,593	$59,055,843	1.87%	0.60%	1.00%	10.85%	11.29%
2022	11.52	13.31	4,329,481	57,333,835	1.55%	0.60%	1.00%	(15.56)%	(15.22)%
2021	13.64	15.70	4,750,975	74,263,716	1.32%	0.60%	1.00%	7.11%	7.54%
2020	12.74	14.60	4,960,747	72,154,553	1.87%	0.60%	1.00%	7.15%	7.58%
2019	11.89	13.57	4,795,185	64,871,472	1.74%	0.60%	1.00%	13.11%	13.56%
Schwab VIT Balanced with Growth
2023	$14.34	$17.39	7,756,448	$132,414,291	1.65%	0.60%	1.00%	13.72%	14.17%
2022	12.61	15.23	8,399,508	125,849,734	1.63%	0.60%	1.00%	(16.84)%	(16.51)%
2021	15.16	18.25	8,750,082	157,164,117	1.34%	0.60%	1.00%	10.31%	10.76%
2020	13.74	16.47	9,090,166	147,549,098	2.05%	0.60%	1.00%	8.99%	9.43%
2019	12.61	15.05	9,832,786	145,983,472	1.86%	0.60%	1.00%	16.87%	17.34%
Schwab VIT Growth
2023	$15.82	$20.20	7,456,726	$148,945,282	1.55%	0.60%	1.00%	16.36%	16.82%
2022	13.59	17.29	8,001,432	136,930,457	1.69%	0.60%	1.00%	(18.06)%	(17.74)%
2021	16.59	21.01	8,380,425	174,453,014	1.31%	0.60%	1.00%	13.53%	13.98%
2020	14.61	18.44	8,553,128	156,509,222	2.02%	0.60%	1.00%	10.23%	10.67%
2019	13.26	16.66	9,197,186	152,169,454	1.76%	0.60%	1.00%	19.64%	20.12%
State Street Total Return V.I.S. Class 3
2023	$9.70	$25.67	16,058,952	$284,407,551	2.01%	0.30%	2.00%	12.93%	14.86%
2022	9.00	22.37	17,034,547	273,070,007	0.39%	0.30%	2.00%	(18.37)%	(16.97)%
2021	10.95	26.97	19,124,200	378,586,903	1.78%	0.30%	2.00%	10.96%	12.86%
2020	11.97	23.92	21,256,530	383,179,392	1.62%	0.30%	2.00%	4.04%	5.82%
2019	11.44	22.63	23,459,047	406,020,577	2.02%	0.30%	2.00%	13.28%	15.22%
T. Rowe Price Blue Chip Growth - I
2023	$10.07	$10.11	171,232	$1,730,253	0.00%	0.45%	0.60%	48.40%	48.62%
2022	6.79	6.80	129,871	882,973	0.00%	0.45%	0.60%	(38.87)%	(38.78)%
05/20/2021 - 12/31/2021	11.10	11.11	5,658	62,832	0.00%	0.45%	0.60%	11.93%	11.93%

See Notes to Financial Statements	SA-101	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

T. Rowe Price Equity Income - I
2023	$12.40	$12.46	39,785	$495,295	2.22%	0.45%	0.60%	8.89%	9.05%
2022	11.39	11.42	25,404	289,969	2.13%	0.45%	0.60%	(3.92)%	(3.78)%
05/27/2021 - 12/31/2021	11.85	11.87	9,815	116,412	1.92%	0.45%	0.60%	3.12%	3.12%
T. Rowe Price Health Sciences - I
2023	$9.36	$9.40	64,409	$603,898	0.00%	0.45%	0.60%	2.35%	2.50%
2022	9.14	9.17	48,604	444,836	0.00%	0.45%	0.60%	(13.00)%	(12.87)%
05/20/2021 - 12/31/2021	10.51	10.52	27,656	290,718	0.00%	0.45%	0.60%	9.95%	9.95%
VanEck VIP Global Resources Class S
2023	$7.62	$10.92	2,415,176	$21,306,663	2.48%	0.30%	2.00%	(5.74)%	(4.12)%
2022	8.08	11.39	3,035,536	27,805,678	1.58%	0.30%	2.00%	5.99%	7.80%
2021	7.62	10.57	2,542,123	21,787,494	0.31%	0.30%	2.00%	16.33%	18.32%
2020	6.55	8.93	2,482,148	17,927,047	0.79%	0.30%	2.00%	16.47%	18.47%
2019	5.63	7.54	2,395,794	14,683,220	0.00%	0.30%	2.00%	9.34%	11.21%
Vanguard VIF Balanced
2023	$11.24	$11.29	1,339,837	$15,111,338	1.97%	0.45%	0.60%	13.64%	13.81%
2022	9.89	9.92	1,051,615	10,422,713	1.40%	0.45%	0.60%	(14.81)%	(14.69)%
04/20/2021 - 12/31/2021	11.61	11.62	350,026	4,067,133	0.00%	0.45%	0.60%	11.37%	11.37%
Vanguard VIF Capital Growth
2023	$11.95	$12.00	179,217	$2,150,186	0.93%	0.45%	0.60%	27.22%	27.41%
2022	9.39	9.42	134,526	1,266,884	0.76%	0.45%	0.60%	(15.99)%	(15.86)%
04/15/2021 - 12/31/2021	11.18	11.20	31,631	353,911	0.00%	0.45%	0.60%	6.37%	6.37%
Vanguard VIF Conservative Allocation
2023	$9.81	$9.85	628,969	$6,196,920	1.53%	0.45%	0.60%	11.84%	12.01%
2022	8.77	8.80	374,633	3,295,449	1.64%	0.45%	0.60%	(15.40)%	(15.28)%
06/11/2021 - 12/31/2021	10.37	10.38	237,720	2,467,280	0.00%	0.45%	0.60%	1.58%	1.58%
Vanguard VIF Diversified Value
2023	$12.87	$12.92	100,832	$1,300,113	1.48%	0.45%	0.60%	19.41%	19.59%
2022	10.77	10.81	105,601	1,139,243	1.04%	0.45%	0.60%	(12.02)%	(11.89)%
06/28/2021 - 12/31/2021	12.25	12.26	69,707	853,777	0.00%	0.45%	0.60%	8.26%	8.26%
Vanguard VIF Equity Income
2023	$12.80	$12.86	269,359	$3,460,687	2.15%	0.45%	0.60%	7.45%	7.61%
2022	11.91	11.95	180,021	2,147,027	0.88%	0.45%	0.60%	(1.25)%	(1.11)%
05/20/2021 - 12/31/2021	12.06	12.08	23,308	281,222	0.00%	0.45%	0.60%	7.60%	7.60%
Vanguard VIF Equity Index
2023	$12.49	$12.55	251,192	$3,151,303	1.34%	0.45%	0.60%	25.55%	25.55%
2022	10.00	10.00	208,502	2,083,980	1.41%	0.45%	0.45%	(18.60)%	(18.60)%
08/20/2021 - 12/31/2021	12.28	12.28	212,163	2,604,985	0.00%	0.45%	0.45%	7.61%	7.61%
Vanguard VIF Global Bond Index
2023	$9.01	$9.05	168,791	$1,524,363	1.59%	0.45%	0.60%	5.88%	6.04%
2022	8.51	8.54	111,871	952,989	2.75%	0.45%	0.60%	(13.65)%	(13.52)%
08/10/2021 - 12/31/2021	9.86	9.87	89,388	881,132	0.00%	0.45%	0.60%	(1.07)%	(1.07)%
Vanguard VIF Growth
2023	$10.27	$10.31	378,782	$3,901,138	0.18%	0.45%	0.60%	39.30%	39.51%
2022	7.37	7.39	199,651	1,474,307	0.00%	0.45%	0.60%	(33.76)%	(33.66)%
06/28/2021 - 12/31/2021	11.13	11.14	58,457	650,554	0.00%	0.45%	0.60%	5.37%	5.37%
Vanguard VIF High Yield Bond
2023	$10.24	$10.28	192,439	$1,976,860	3.72%	0.45%	0.60%	11.00%	11.17%
2022	9.22	9.25	98,151	907,159	4.11%	0.45%	0.60%	(9.90)%	(9.77)%
07/29/2021 - 12/31/2021	10.24	10.25	38,653	395,887	0.00%	0.45%	0.60%	0.62%	0.62%
Vanguard VIF International
2023	$7.00	$7.03	217,181	$1,524,605	0.85%	0.45%	0.60%	13.97%	14.14%
2022	6.14	6.16	69,731	429,107	0.86%	0.45%	0.60%	(30.54)%	(30.43)%
06/04/2021 - 12/31/2021	8.84	8.85	20,011	176,994	0.00%	0.45%	0.60%	(5.60)%	(5.60)%
Vanguard VIF Mid-Cap Index
2023	$10.80	$10.85	639,941	$6,939,643	1.15%	0.45%	0.60%	15.14%	15.31%
2022	9.38	9.41	361,211	3,398,328	0.84%	0.45%	0.60%	(19.31)%	(19.18)%
06/03/2021 - 12/31/2021	11.63	11.64	59,953	697,633	0.00%	0.45%	0.60%	9.62%	9.62%
Vanguard VIF Moderate Allocation
2023	$10.21	$10.25	1,717,932	$17,602,412	2.00%	0.45%	0.60%	14.86%	15.03%
2022	8.89	8.91	1,535,831	13,681,505	1.79%	0.45%	0.60%	(16.43)%	(16.30)%
05/28/2021 - 12/31/2021	10.63	10.65	633,207	6,740,837	0.00%	0.45%	0.60%	3.74%	3.74%

See Notes to Financial Statements	SA-102	See explanation of references on page SA-103

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Vanguard VIF Real Estate Index
2023	$10.84	$10.89	215,143	$2,340,660	1.94%	0.45%	0.60%	11.03%	11.20%
2022	9.76	9.79	134,155	1,313,023	1.70%	0.45%	0.60%	(26.74)%	(26.63)%
07/08/2021 - 12/31/2021	13.32	13.34	15,024	200,384	0.00%	0.45%	0.60%	13.57%	13.57%
Vanguard VIF Short-Term Investment-Grade
2023	$9.78	$9.83	682,586	$6,700,819	1.78%	0.45%	0.60%	5.52%	5.68%
2022	9.27	9.30	432,776	4,020,516	1.34%	0.45%	0.60%	(6.29)%	(6.14)%
07/27/2021 - 12/31/2021	9.89	9.91	116,337	1,151,665	0.00%	0.45%	0.60%	(1.11)%	(1.11)%
Vanguard VIF Total Bond Market Index
2023	$8.94	$8.98	1,660,787	$14,899,607	2.04%	0.45%	0.60%	4.95%	5.10%
2022	8.52	8.54	890,474	7,602,858	1.93%	0.45%	0.60%	(13.73)%	(13.60)%
06/16/2021 - 12/31/2021	9.88	9.89	651,423	6,439,338	0.00%	0.45%	0.60%	0.25%	0.25%
Vanguard VIF Total International Stock Market Index
2023	$9.84	$9.88	1,194,839	$11,794,873	2.59%	0.45%	0.60%	14.85%	15.02%
2022	8.56	8.59	836,490	7,181,273	2.26%	0.45%	0.60%	(16.52)%	(16.39)%
04/15/2021 - 12/31/2021	10.26	10.27	299,572	3,075,817	0.00%	0.45%	0.60%	0.93%	0.93%
Vanguard VIF Total Stock Market Index
2023	$11.81	$11.86	1,025,214	$12,155,090	1.01%	0.45%	0.60%	25.20%	25.39%
2022	9.43	9.46	764,373	7,228,967	1.19%	0.45%	0.60%	(20.07)%	(19.95)%
06/01/2021 - 12/31/2021	11.80	11.82	296,337	3,501,023	0.00%	0.45%	0.60%	11.30%	11.30%

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which had investments at the end of the year or period.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk ("M&E") fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.
(4)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.30% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each variable account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	All units were fully redeemed or transferred prior to December 31, 2023. The AUV is as of the period ended as indicated.
(6)	Operations commenced or resumed during 2023 (See Note 1 in Notes to Financial Statements).
(7)	The annualized investment income ratio for the Fidelity VIP FundsManager 60% Investor Class Variable Account was 64.17% for 2022. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2022.

See Notes to Financial Statements	SA-103

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1.	ORGANIZATION

The Separate Account A (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2023, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Fund II, Inc., DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lincoln Variable Insurance Products, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Prudential Series Fund, Schwab Annuity Portfolios, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., Van Eck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2023 are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

The following Variable Accounts changed names as a result of a reorganization of the corresponding portfolios on May 1, 2023:

Current Variable Account Names	Former Variable Account Names
LVIP JPMorgan Core Bond Class 1	JPMorgan Insurance Trust Core Bond Class 1
LVIP JPMorgan Mid-Cap Value Class 1	JPMorgan Insurance Trust Mid Cap Value Class 1
LVIP JPMorgan U.S. Equity Class 1	JPMorgan Insurance Trust U.S. Equity Class 1

The following Variable Accounts commenced or resumed operations during 2023:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Invesco V.I. EVQ International Equity Series I	May 26, 2023	Fidelity VIP Government Money Market Investor Class	August 17, 2023
Invesco V.I. Nasdaq 100 Buffer - June Series I	May 18, 2023	TOPS Managed Risk Balanced ETF Class 1	June 20, 2023
Invesco V.I. S&P 500 Buffer - December Series I	May 24, 2023	Schwab Government Money Market	January 6, 2023
Invesco V.I. S&P 500 Buffer - June Series I	April 27, 2023

The units in the following Variable Accounts were fully redeemed or transferred prior to December 31, 2023:

Variable Accounts		Variable Accounts
ESG Diversified Class P		Schwab Government Money Market
Fidelity VIP Government Money Market Investor Class

On March 13, 2023, the PSF International Growth Class II Variable Account was liquidated. Any units that remained in this Variable Account after the close of business on the liquidation date were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the Variable Account’s accumulation unit values and the relative net asset values of the respective Portfolio as of the close of the business of the liquidation date. Because this Variable Account was liquidated prior to December 31, 2023, no other information for this Variable Account is included in this annual report.

On April 25, 2023, the JPMorgan Insurance Trust Global Allocation Class 2 and the JPMorgan Trust Income Builder Class 2 Variable Accounts were liquidated. Any units that remained in these Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these Variable Accounts were liquidated prior to December 31, 2023, no other information for these Variable Accounts is included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the "Contracts"). The investments of the Separate Account are carried at fair value.

SA-104

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Section 817(h) of the Internal Revenue Code (“the Code”) requires that the investments of the Separate Account must be adequately diversified in accordance with Treasury regulations in order to qualify as an annuity contract under Section 72 of the Code. The Separate Account complies with the diversification requirements. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 or 5.0 percent depending on the product. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

3.	DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2023.

4.	CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks ("M&E") and administrative fees Pacific Life assumes, and additional death benefit rider charges, if applicable. Contracts funded by the Separate Account currently being sold or administered, along with their respective annual expense rates, are summarized in the following table. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates based on the average daily net assets of each Variable Account and result in a direct reduction in unit values. M&E fees and administrative fees are included in the Statements of Operations.

SA-105

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
		With Return of Investment
Pacific Advisory Contracts	Standard Death Benefit	(ROI) Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Platform Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.45%	0.60%

Pacific Choice Contracts (Without Stepped-Up	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	1.40%	1.70%	1.80%

Pacific Choice 2 Contracts (Without Return	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
nor Stepped-Up Death Benefits	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.85%	0.80%	0.75%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.10%	1.05%	1.00%

Pacific Choice 2 Contracts (With Return	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
but not Stepped-Up Death Benefits	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.95%	0.90%	0.85%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.15%	1.10%

Pacific Choice 2 Contracts (Without Return	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
but With Stepped-Up Death Benefits)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	1.25%	1.20%	1.15%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.50%	1.45%	1.40%

		With Return of Purchase
Pacific Choice Income Contracts	Standard Death Benefit	Payments Death Benefit Rider
M&E Charge	0.90%	0.90%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	1.15%	1.30%

		With Stepped-Up Death
Pacific Destinations and		Benefit Rider or Stepped-Up
Pacific Destination O - Series Contracts	Standard Death Benefit	Death Benefit II Rider
M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.75%	0.95%

SA-106

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
		With Stepped-Up
Pacific Destinations B Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

		With Stepped-Up
Pacific Journey Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.90%	0.90%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.05%	1.25%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider and Four Year
Pacific Journey Select Contracts	Withdrawal Charge Option	Benefit Rider Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%
Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

	Without Return of Purchase	With Return of Purchase
	Payment Death Benefit nor	Payment Death Benefit nor
Pacific Life Retirement	Return of Purchase	Return of Purchase
Growth and Income Annuity Contracts	Payment Death Benefit II	Payment Death Benefit II
M&E Charge	0.60%	0.60%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.85%	1.00%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider II and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider II and Four Year
Pacific Navigator Contracts	Withdrawal Charge Option	Benefit Rider II Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	1.05%	1.05%	1.05%	1.05%
Administrative Fee	0.25%	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.45%	0.45%
Total Annual Expenses	1.30%	1.50%	1.75%	1.95%

Pacific Odyssey Contracts		With Stepped-Up
(issued on or after 12/1/2016)	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.30%	0.50%

Pacific Odyssey Contracts		With Stepped-Up	With Premier
(issued prior to 12/1/2016)	Standard Death Benefit	Death Benefit Rider	Death Benefit Rider
M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	0.40%	0.60%	0.75%

SA-107

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
Pacific One Select (issued prior to 8/1/2006)		With Stepped-Up	With Premier
and Pacific Innovations Select Contracts	Standard Death Benefit	Death Benefit Rider	Death Benefit Rider
M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One and Pacific		With Stepped-Up
Portfolios Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

Pacific One Select (issued on or after 8/1/2006)		With Stepped-Up
and Pacific Value Edge Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%

		With Return of Purchase	With Stepped-Up
Pacific Quest	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.70%	0.70%	0.70%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.10%	0.40%
Total Annual Expenses	0.95%	1.05%	1.35%

		With Stepped-Up	With Premier
Pacific Value and Pacific Innovations Contracts	Standard Death Benefit	Death Benefit Rider	Death Benefit Rider
M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.40%	1.60%	1.75%

		With Stepped-Up
Pacific Value Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.60%	1.80%

		With Stepped-Up
Pacific Voyages Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%

Schwab Retirement		With Return of Purchase	With Stepped-Up
Income Variable Annuity Contracts	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%
Total Annual Expenses	0.60%	0.80%	1.00%

SA-108

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets from contract owner transactions in the accompanying Statements of Changes in Net Assets. For certain Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of the Pacific Select Fund ("PSF"). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF's Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF Administration and Support Services Agreement for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year ended December 31, 2023, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5.	RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6.	FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2023, the Variable Accounts' holdings as presented in the Investments section of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

7.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2023 and 2022 were as follows:

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	1,903,266	(1,565,408)	337,858	828,561	(683,144)	145,417
Diversified Bond Class I	4,044,851	(5,227,632)	(1,182,781)	2,747,848	(3,915,125)	(1,167,277)
Floating Rate Income Class I	4,896,787	(5,448,679)	(551,892)	6,875,211	(5,541,718)	1,333,493
Floating Rate Income Class P	105,093	(16,994)	88,099	70,741	(43,205)	27,536
High Yield Bond Class I	3,455,458	(3,386,008)	69,450	1,592,251	(3,069,286)	(1,477,035)
Inflation Managed Class I	2,541,594	(3,810,465)	(1,268,871)	2,662,488	(3,412,674)	(750,186)
Intermediate Bond Class I	2,202,139	(758,133)	1,444,006	902,179	(83,988)	818,191
Managed Bond Class I	3,891,190	(4,930,364)	(1,039,174)	3,521,389	(6,043,795)	(2,522,406)
Short Duration Bond Class I	7,494,911	(10,260,209)	(2,765,298)	6,474,301	(10,177,663)	(3,703,362)
Emerging Markets Debt Class I	275,144	(431,400)	(156,256)	161,881	(464,689)	(302,808)
Dividend Growth Class I	10,446,446	(9,096,357)	1,350,089	3,113,931	(3,008,563)	105,368

SA-109

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Equity Index Class I	33,102,045	(28,856,061)	4,245,984	10,801,175	(9,442,341)	1,358,834
Focused Growth Class I	4,568,638	(3,622,811)	945,827	1,258,104	(1,226,601)	31,503
Growth Class I	5,467,004	(4,408,377)	1,058,627	2,185,837	(2,190,601)	(4,764)
Hedged Equity Class I	14,338,585	(6,334,922)	8,003,663	11,501,885	(2,257,463)	9,244,422
Hedged Equity Class P	105,171	(26,366)	78,805	154,748	(3,495)	151,253
Large-Cap Core Class I	3,048,478	(2,768,878)	279,600	726,043	(1,230,833)	(504,790)
Large-Cap Growth Class I	3,367,967	(3,658,689)	(290,722)	1,440,436	(1,662,351)	(221,915)
Large-Cap Value Class I	4,011,815	(4,452,145)	(440,330)	2,581,243	(2,034,484)	546,759
Mid-Cap Equity Class I	2,813,057	(3,097,203)	(284,146)	1,294,692	(1,188,134)	106,558
Mid-Cap Growth Class I	4,009,916	(3,430,014)	579,902	1,793,910	(1,864,694)	(70,784)
Mid-Cap Value Class I	2,788,475	(2,441,494)	346,981	1,132,067	(1,374,531)	(242,464)
Small-Cap Equity Class I	1,339,593	(1,225,569)	114,024	550,984	(739,192)	(188,208)
Small-Cap Growth Class I	1,513,840	(1,511,830)	2,010	1,350,778	(1,005,183)	345,595
Small-Cap Index Class I	5,255,707	(4,659,961)	595,746	2,208,799	(2,392,324)	(183,525)
Small-Cap Value Class I	1,913,818	(1,900,727)	13,091	888,829	(1,192,201)	(303,372)
Value Class I	1,471,413	(2,410,547)	(939,134)	1,615,640	(1,719,519)	(103,879)
Value Advantage Class I	1,743,882	(2,247,044)	(503,162)	1,890,379	(1,031,593)	858,786
Emerging Markets Class I	3,157,235	(3,220,180)	(62,945)	2,119,420	(1,559,687)	559,733
International Growth Class I	525,482	(346,413)	179,069	202,865	(43,359)	159,506
International Large-Cap Class I	2,586,575	(3,751,120)	(1,164,545)	1,591,388	(1,969,909)	(378,521)
International Small-Cap Class I	341,526	(543,292)	(201,766)	269,843	(382,091)	(112,248)
International Value Class I	1,928,930	(2,563,620)	(634,690)	1,485,792	(1,889,632)	(403,840)
Health Sciences Class I	3,209,677	(3,067,388)	142,289	1,154,743	(1,544,465)	(389,722)
Real Estate Class I	905,481	(1,105,649)	(200,168)	670,682	(1,181,877)	(511,195)
Technology Class I	4,595,677	(4,049,538)	546,139	2,150,460	(2,032,774)	117,686
ESG Diversified Class I	1,360,416	(232,712)	1,127,704	582,984	(63,162)	519,822
ESG Diversified Class P	-	(52,658)	(52,658)	52,676	(18)	52,658
ESG Diversified Growth Class I	211,248	(162,121)	49,127	147,914	(72,610)	75,304
ESG Diversified Growth Class P	2,516	(24)	2,492	2,204	(3)	2,201
PSF Avantis Balanced Allocation Class D	2,691,380	(4,795,051)	(2,103,671)	3,627,084	(3,987,236)	(360,152)
PSF Avantis Balanced Allocation Class P	16,499	(28,613)	(12,114)	60,382	(14,811)	45,571
Pacific Dynamix - Conservative Growth Class I	2,966,618	(6,665,575)	(3,698,957)	3,208,239	(5,380,022)	(2,171,783)
Pacific Dynamix - Conservative Growth Class P	620	(33,551)	(32,931)	176,125	(2,140)	173,985
Pacific Dynamix - Moderate Growth Class I	20,206,659	(26,631,478)	(6,424,819)	15,239,330	(18,464,228)	(3,224,898)
Pacific Dynamix - Moderate Growth Class P	55,885	(32,801)	23,084	44,743	(1,060)	43,683
Pacific Dynamix - Growth Class I	11,032,356	(13,694,590)	(2,662,234)	17,689,163	(8,497,490)	9,191,673
Pacific Dynamix - Growth Class P	322,487	(55,378)	267,109	75,123	(6,536)	68,587
Portfolio Optimization Conservative Class I	7,240,865	(20,512,837)	(13,271,972)	16,443,449	(25,264,754)	(8,821,305)
Portfolio Optimization Moderate-Conservative Class I	3,742,882	(18,790,781)	(15,047,899)	4,901,403	(20,223,871)	(15,322,468)
Portfolio Optimization Moderate Class I	11,478,641	(62,957,285)	(51,478,644)	10,414,921	(63,079,733)	(52,664,812)
Portfolio Optimization Growth Class I	5,875,158	(43,679,202)	(37,804,044)	6,480,726	(43,519,152)	(37,038,426)
Portfolio Optimization Aggressive-Growth Class I	1,788,174	(8,998,779)	(7,210,605)	1,715,460	(8,582,733)	(6,867,273)
Invesco Oppenheimer V.I. International Growth Series I	-	-	-	-	(10)	(10)
Invesco Oppenheimer V.I. International Growth Series II	857,862	(865,392)	(7,530)	303,217	(284,277)	18,940
Invesco V.I. American Value Series I	460	(57)	403	3,726	(44)	3,682
Invesco V.I. Balanced-Risk Allocation Series I	2,238	(4,261)	(2,023)	11,188	(78)	11,110
Invesco V.I. Balanced-Risk Allocation Series II	2,798,022	(5,644,268)	(2,846,246)	6,267,324	(3,734,424)	2,532,900
Invesco V.I. Discovery Mid Cap Growth Series I	6,754	(5,885)	869	9,191	(427)	8,764
Invesco V.I. Equity and Income Series II	923,210	(1,105,100)	(181,890)	621,242	(690,971)	(69,729)
Invesco V.I. EQV International Equity Series I	1,133	(4)	1,129	9,082	(9,082)	-
Invesco V.I. Global Real Estate Series II	442,020	(421,291)	20,729	264,633	(228,918)	35,715
Invesco V.I. Global Series II	681,661	(629,614)	52,047	213,284	(259,364)	(46,080)
Invesco V.I. Main Street Small Cap Fund Series I	53,825	(89,171)	(35,346)	77,011	(716)	76,295
Invesco V.I. Nasdaq 100 Buffer - September Series I	-	(8,158)	(8,158)	9,806	(152)	9,654
Invesco V.I. Nasdaq 100 Buffer - September Series II	552,076	(328,113)	223,963	335,212	(126,419)	208,793
Invesco V.I. Nasdaq 100 Buffer - December Series I	6,149	(16)	6,133	1,557	-	1,557

SA-110

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Nasdaq 100 Buffer - December Series II	468,881	(277,048)	191,833	400,694	(53,196)	347,498
Invesco V.I. Nasdaq 100 Buffer - March Series I	2,227	(13)	2,214	1,515	(2)	1,513
Invesco V.I. Nasdaq 100 Buffer - March Series II	683,498	(206,638)	476,860	150,369	(8,427)	141,942
Invesco V.I. Nasdaq 100 Buffer - June Series I	19,313	(132)	19,181
Invesco V.I. Nasdaq 100 Buffer - June Series II	455,218	(365,486)	89,732	331,919	(14,938)	316,981
Invesco V.I. S&P 500 Buffer - September Series I	8,543	(12,352)	(3,809)	40,815	(1,819)	38,996
Invesco V.I. S&P 500 Buffer - September Series II	3,100,083	(1,640,778)	1,459,305	1,792,094	(874,639)	917,455
Invesco V.I. S&P 500 Buffer - December Series I	33,162	(14)	33,148
Invesco V.I. S&P 500 Buffer - December Series II	1,510,623	(781,610)	729,013	1,029,758	(89,873)	939,885
Invesco V.I. S&P 500 Buffer - March Series II	1,729,209	(1,360,361)	368,848	1,064,211	(49,417)	1,014,794
Invesco V.I. S&P 500 Buffer - June Series I	170,894	(46,659)	124,235
Invesco V.I. S&P 500 Buffer - June Series II	2,979,257	(1,643,062)	1,336,195	850,879	(26,517)	824,362
Invesco V.I. Technology Series I	49,824	(28,086)	21,738	88,686	(18,830)	69,856
American Century VP Mid Cap Value Class I	52,982	(6,132)	46,850	15,101	(25)	15,076
American Century VP Mid Cap Value Class II	2,589,230	(2,739,429)	(150,199)	1,451,942	(1,325,846)	126,096
American Funds IS American High-Income Trust Class 4	1,900,731	(1,619,121)	281,610	1,291,920	(1,254,301)	37,619
American Funds IS Asset Allocation Class 1	375,382	(37,229)	338,153	177,077	(36,635)	140,442
American Funds IS Asset Allocation Class 4	31,710,065	(44,454,331)	(12,744,266)	23,272,112	(31,044,464)	(7,772,352)
American Funds IS Capital Income Builder Class 1	12,374	(2,413)	9,961	33,692	(4,099)	29,593
American Funds IS Capital Income Builder Class 4	2,636,581	(2,600,312)	36,269	1,363,353	(1,388,211)	(24,858)
American Funds IS Capital World Bond Class 1	15,958	(9,305)	6,653	19,838	(1,371)	18,467
American Funds IS Capital World Bond Class 4	674,899	(581,134)	93,765	437,803	(388,460)	49,343
American Funds IS Capital World Growth and Income Class 1	41,810	(3,260)	38,550	10,356	(66)	10,290
American Funds IS Capital World Growth and Income Class 4	1,613,746	(1,411,246)	202,500	661,516	(686,291)	(24,775)
American Funds IS Global Balanced Class 4	1,058,930	(1,132,207)	(73,277)	475,238	(919,058)	(443,820)
American Funds IS Global Growth Class 1	177,240	(12,916)	164,324	21,581	(771)	20,810
American Funds IS Global Growth Class 4	2,854,030	(2,773,090)	80,940	1,472,632	(1,317,854)	154,778
American Funds IS Global Small Capitalization Class 4	974,880	(964,495)	10,385	674,375	(343,536)	330,839
American Funds IS Growth Class 1	319,149	(147,193)	171,956	229,108	(19,631)	209,477
American Funds IS Growth Class 4	18,162,674	(14,550,169)	3,612,505	5,893,042	(5,481,783)	411,259
American Funds IS Growth-Income Class 1	135,187	(58,086)	77,101	138,724	(7,297)	131,427
American Funds IS Growth-Income Class 4	8,435,870	(8,124,049)	311,821	3,240,727	(4,006,893)	(766,166)
American Funds IS International Class 1	19,391	(3,943)	15,448	43,842	(237)	43,605
American Funds IS International Class 4	1,560,033	(2,085,316)	(525,283)	1,078,210	(1,050,329)	27,881
American Funds IS International Growth and Income Class 1	6,158	(9,551)	(3,393)	25,743	(412)	25,331
American Funds IS International Growth and Income Class 4	1,567,872	(1,878,307)	(310,435)	933,730	(915,233)	18,497
American Funds IS Managed Risk Asset Allocation Class P1	217,192	(2,344)	214,848	31,573	(915)	30,658
American Funds IS Managed Risk Asset Allocation Class P2	2,533,915	(2,697,662)	(163,747)	2,649,521	(2,146,970)	502,551
American Funds IS New World Fund Class 1	114,274	(31,263)	83,011	89,676	(12,646)	77,030
American Funds IS New World Fund Class 4	1,559,204	(1,630,544)	(71,340)	962,696	(858,615)	104,081
American Funds IS The Bond Fund of America Class 1	329,671	(235,895)	93,776	364,013	(27,137)	336,876
American Funds IS The Bond Fund of America Class 4	6,526,617	(4,576,417)	1,950,200	2,538,464	(2,411,825)	126,639
American Funds IS U.S. Government Securities Class 1	186,594	(34,262)	152,332	99,479	(17,029)	82,450
American Funds IS U.S. Government Securities Class 4	3,167,552	(3,643,183)	(475,631)	2,358,978	(3,292,487)	(933,509)
American Funds IS Washington Mutual Investors Class 1	116,134	(4,756)	111,378	63,762	(10,385)	53,377
American Funds IS Washington Mutual Investors Class 4	5,804,885	(5,216,338)	588,547	3,157,042	(2,359,613)	797,429
BlackRock 60/40 Target Allocation ETF V.I. Class I	9,152,039	(7,533,260)	1,618,779	4,931,375	(2,276,313)	2,655,062
BlackRock Capital Appreciation V.I. Class III	53,831	(255,684)	(201,853)	243,656	(107,864)	135,792
BlackRock Equity Dividend V.I. Class I	26,090	(13,350)	12,740	70,080	(31,598)	38,482
BlackRock Global Allocation V.I. Class I	34,709	(39,181)	(4,472)	122,716	(1,486)	121,230
BlackRock Global Allocation V.I. Class III	5,803,500	(14,420,009)	(8,616,509)	5,740,175	(13,621,894)	(7,881,719)
BlackRock High Yield V.I. Class I	71,138	(8,098)	63,040	74,794	(25,120)	49,674
BlackRock S&P 500 Index V.I. Class I	127,088	(56,011)	71,077	109,955	(35,241)	74,714
BlackRock Small Cap Index V.I. Class I	180,426	(56,792)	123,634	423,798	(15,460)	408,338
BlackRock Total Return V.I. Class I	129,065	(17,422)	111,643	122,838	(385)	122,453
Delaware Ivy VIP Asset Strategy Class II	2,002,944	(1,154,755)	848,189	709,031	(413,336)	295,695

SA-111

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Delaware Ivy VIP Energy Class II	3,519,968	(5,980,099)	(2,460,131)	10,316,969	(9,346,357)	970,612
DFA VA Equity Allocation Institutional Class	10,229	(1,723)	8,506	4,744	(1,582)	3,162
DFA VA Global Bond Institutional Class	17,627	(1,490)	16,137	23,410	(13,184)	10,226
DFA VA Global Moderate Allocation Institutional Class	94,731	(1,251)	93,480	22,884	(1,121)	21,763
DFA VA International Small Institutional Class	35,597	(7,380)	28,217	22,047	(1,257)	20,790
DFA VA International Value Institutional Class	60,770	(24,324)	36,446	67,651	(8,324)	59,327
DFA VA Short-Term Fixed Institutional Class	223,455	(86,935)	136,520	243,109	(39,685)	203,424
DFA VA US Large Value Institutional Class	180,713	(39,202)	141,511	234,658	(17,517)	217,141
DFA VA US Targeted Value Institutional Class	95,609	(13,567)	82,042	49,986	(12,576)	37,410
Fidelity VIP Consumer Discretionary Initial Class	486	(2)	484	520	-	520
Fidelity VIP Contrafund Initial Class	211,018	(7,576)	203,442	33,927	(2,792)	31,135
Fidelity VIP Contrafund Service Class 2	7,502,144	(6,542,940)	959,204	2,721,212	(2,522,577)	198,635
Fidelity VIP Emerging Markets Initial Class	93,147	(6,552)	86,595	78,152	(10,751)	67,401
Fidelity VIP Energy Initial Class	51,967	(16,481)	35,486	38,843	(11,286)	27,557
Fidelity VIP Extended Market Index Initial Class	163,018	(14,433)	148,585	103,666	(14,558)	89,108
Fidelity VIP FundsManager 60% Investor Class	19,876,784	(401,189)	19,475,595	552,309	(13,624)	538,685
Fidelity VIP FundsManager 60% Service Class 2	6,061,296	(5,359,181)	702,115	4,433,125	(2,957,772)	1,475,353
Fidelity VIP Government Money Market Initial Class	2,854,245	(2,574,541)	279,704	3,402,086	(1,867,858)	1,534,228
Fidelity VIP Government Money Market Investor Class	79,028	(79,028)	-
Fidelity VIP Government Money Market Service Class	48,028,405	(50,061,416)	(2,033,011)	58,394,604	(46,695,445)	11,699,159
Fidelity VIP Growth Opportunities Initial Class	49,804	(23,973)	25,831	54,956	(2,033)	52,923
Fidelity VIP Index 500 Initial Class	253,543	(69,682)	183,861	318,445	(25,276)	293,169
Fidelity VIP Investment Grade Bond Initial Class	287,883	(17,027)	270,856	138,828	(683)	138,145
Fidelity VIP Strategic Income Service Class 2	3,075,472	(2,993,862)	81,610	1,400,871	(1,926,778)	(525,907)
Fidelity VIP Value Strategies Initial Class	58,903	(12,258)	46,645	42,459	(1,764)	40,695
First Trust Dorsey Wright Tactical Core Class I	1,189,446	(1,136,158)	53,288	411,952	(980,598)	(568,646)
First Trust Multi Income Allocation Class I	865,257	(871,775)	(6,518)	308,010	(436,666)	(128,656)
First Trust/Dow Jones Dividend & Income Allocation Class I	8,034,012	(9,394,711)	(1,360,699)	5,522,994	(5,290,291)	232,703
Franklin Allocation VIP Class 2	71,986	(119,229)	(47,243)	37,258	(124,173)	(86,915)
Franklin Allocation VIP Class 4	2,207,146	(2,523,373)	(316,227)	1,684,251	(2,014,069)	(329,818)
Franklin Income VIP Class 1	10,782	(425)	10,357	23,567	(1,031)	22,536
Franklin Income VIP Class 2	1,874,704	(2,219,902)	(345,198)	1,739,346	(1,062,015)	677,331
Franklin Mutual Global Discovery VIP Class 2	632,370	(1,856,274)	(1,223,904)	621,614	(1,920,305)	(1,298,691)
Franklin Mutual Shares VIP Class 1	8,190	(78)	8,112	5,246	(127)	5,119
Franklin Rising Dividends VIP Class 1	113,119	(58,843)	54,276	92,975	(23,628)	69,347
Franklin Rising Dividends VIP Class 2	4,425,020	(4,152,423)	272,597	1,657,619	(1,970,230)	(312,611)
Franklin Small Cap Value VIP Class 1	12,724	(1,555)	11,169	13,174	(46)	13,128
Franklin Small-Mid Cap Growth VIP Class 1	74,678	(18,890)	55,788	47,680	(260)	47,420
Franklin Strategic Income VIP Class 1	150,429	(96,979)	53,450	30,404	(23)	30,381
Templeton Foreign VIP Class 1	10,871	(698)	10,173	-	(95)	(95)
Templeton Global Bond VIP Class 1	31,875	(2,630)	29,245	6,312	(615)	5,697
Templeton Global Bond VIP Class 2	916,959	(1,641,295)	(724,336)	615,895	(1,643,506)	(1,027,611)
Goldman Sachs VIT Large Cap Value Institutional Shares	38,490	(35,872)	2,618	5,310	(45)	5,265
Goldman Sachs VIT Mid Cap Value Institutional Shares	15,775	(11,363)	4,412	8,388	(74)	8,314
Goldman Sachs VIT Strategic Growth Institutional Shares	35,404	(2,702)	32,702	13,562	(85)	13,477
Goldman Sachs VIT Trends Driven Allocation Institutional Shares	1,270	(14,809)	(13,539)	29,180	(2,799)	26,381
Janus Henderson Balanced Institutional Shares	104,628	(154,960)	(50,332)	107,773	(29,354)	78,419
Janus Henderson Balanced Service Shares	79,703,146	(64,375,799)	15,327,347	65,812,220	(35,764,110)	30,048,110
Janus Henderson Enterprise Institutional Shares	33,610	(14,808)	18,802	63,341	(317)	63,024
Janus Henderson Flexible Bond Service Shares	1,047,207	(1,014,607)	32,600	448,212	(747,538)	(299,326)
LVIP JPMorgan Core Bond Class 1	192,727	(7,559)	185,168	3,247	(1,447)	1,800
LVIP JPMorgan Mid Cap Value Class 1	12,390	(46,944)	(34,554)	39,040	(411)	38,629
LVIP JPMorgan U.S. Equity Class 1	-	(4)	(4)	184	(431)	(247)
ClearBridge Variable Aggressive Growth - Class II	439,490	(334,167)	105,323	151,940	(105,499)	46,441
Western Asset Core Plus VIT Class I	187,542	(93,476)	94,066	113,454	(3,498)	109,956
Lord Abbett Bond Debenture Class VC	2,310,841	(2,999,623)	(688,782)	1,725,061	(2,310,709)	(585,648)

SA-112

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Lord Abbett Total Return Class VC	2,505,620	(3,722,139)	(1,216,519)	1,546,738	(3,329,727)	(1,782,989)
MFS International Growth - Initial Class	69,833	(29,883)	39,950	41,142	(2,260)	38,882
MFS Massachusetts Investors Growth Stock - Service Class	125,486	(566,431)	(440,945)	258,313	(378,180)	(119,867)
MFS New Discovery Series - Initial Class	31,968	(2,390)	29,578	35,397	(3,697)	31,700
MFS Total Return Series - Service Class	6,095,535	(6,360,131)	(264,596)	4,895,421	(4,444,905)	450,516
MFS Utilities Series - Initial Class	18,382	(8,981)	9,401	11,805	(361)	11,444
MFS Utilities Series - Service Class	1,611,005	(2,027,082)	(416,077)	1,645,703	(1,253,200)	392,503
MFS Value Series - Initial Class	65,419	(1,443)	63,976	9,212	(193)	9,019
MFS Value Series - Service Class	184,068	(391,419)	(207,351)	171,446	(428,946)	(257,500)
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	424,277	(361,417)	62,860	170,964	(82,450)	88,514
TOPS Aggressive Growth ETF Class 1	38,593	(124)	38,469	6,254	(5,802)	452
TOPS Balanced ETF Class 1	-	(6,760)	(6,760)	16,256	(186)	16,070
TOPS Conservative ETF Class 1	24,893	(32,129)	(7,236)	65,113	(31,881)	33,232
TOPS Growth ETF Class 1	25,859	(247)	25,612	1,582	(6,823)	(5,241)
TOPS Managed Risk Balanced ETF Class 1	61,778	(257)	61,521
TOPS Managed Risk Growth ETF Class 1	21,281	(29)	21,252	937	(6)	931
TOPS Moderate Growth ETF Class 1	1,416	(5,675)	(4,259)	5,694	(19)	5,675
PIMCO All Asset - Advisor Class	77,940	(136,191)	(58,251)	75,492	(94,546)	(19,054)
PIMCO CommodityRealReturn Strategy - Advisor Class	1,446,182	(2,872,770)	(1,426,588)	7,150,546	(6,218,646)	931,900
PIMCO Emerging Markets Bond - Institutional Class	24,965	(39,724)	(14,759)	20,785	(2,663)	18,122
PIMCO Income - Advisor Class	3,560,123	(1,623,771)	1,936,352	868,742	(686,111)	182,631
PIMCO Long-Term U.S. Government - Institutional Class	54,919	(12,864)	42,055	29,563	(301)	29,262
PIMCO Low Duration - Institutional Class	302,311	(12,971)	289,340	102,201	(29,353)	72,848
PIMCO Total Return - Institutional Class	247,427	(143,322)	104,105	180,960	(15,793)	165,167
PSF Mid-Cap Growth Class II	6	(26)	(20)	29	(18)	11
PSF PGIM Jennison Growth Class II	-	(34)	(34)	-	(2)	(2)
PSF PGIM Jennison Value Class II	-	(138)	(138)	-	(142)	(142)
Schwab Government Money Market	19,203	(19,203)	-
Schwab S&P 500 Index	1,720,347	(552,539)	1,167,808	1,638,370	(306,417)	1,331,953
Schwab VIT Balanced	261,910	(585,798)	(323,888)	371,761	(793,255)	(421,494)
Schwab VIT Balanced with Growth	107,132	(750,192)	(643,060)	303,044	(653,618)	(350,574)
Schwab VIT Growth	129,075	(673,781)	(544,706)	457,901	(836,894)	(378,993)
State Street Total Return V.I.S. Class 3	1,468,042	(2,443,637)	(975,595)	902,141	(2,991,794)	(2,089,653)
T. Rowe Price Blue Chip Growth - I	120,913	(79,552)	41,361	128,053	(3,840)	124,213
T. Rowe Price Equity Income - I	16,360	(1,979)	14,381	17,318	(1,729)	15,589
T. Rowe Price Health Sciences - I	29,511	(13,706)	15,805	22,830	(1,882)	20,948
VanEck VIP Global Resources Class S	1,366,688	(1,987,048)	(620,360)	2,614,756	(2,121,343)	493,413
Vanguard VIF Balanced	515,812	(227,590)	288,222	771,530	(69,941)	701,589
Vanguard VIF Capital Growth	145,131	(100,440)	44,691	119,758	(16,863)	102,895
Vanguard VIF Conservative Allocation	353,276	(98,940)	254,336	283,157	(146,244)	136,913
Vanguard VIF Diversified Value	15,988	(20,757)	(4,769)	46,580	(10,686)	35,894
Vanguard VIF Equity Income	326,415	(237,077)	89,338	258,914	(102,201)	156,713
Vanguard VIF Equity Index	67,727	(25,037)	42,690	17,164	(20,825)	(3,661)
Vanguard VIF Global Bond Index	61,682	(4,762)	56,920	26,299	(3,816)	22,483
Vanguard VIF Growth	287,249	(108,118)	179,131	168,300	(27,106)	141,194
Vanguard VIF High Yield Bond	110,949	(16,661)	94,288	88,024	(28,526)	59,498
Vanguard VIF International	181,270	(33,820)	147,450	77,163	(27,443)	49,720
Vanguard VIF Mid-Cap Index	330,926	(52,196)	278,730	334,080	(32,822)	301,258
Vanguard VIF Moderate Allocation	627,428	(445,327)	182,101	1,004,201	(101,577)	902,624
Vanguard VIF Real Estate Index	127,893	(46,905)	80,988	122,425	(3,294)	119,131
Vanguard VIF Short-Term Investment-Grade	312,927	(63,117)	249,810	362,068	(45,629)	316,439
Vanguard VIF Total Bond Market Index	1,159,386	(389,073)	770,313	505,995	(266,944)	239,051
Vanguard VIF Total International Stock Market Index	479,817	(121,468)	358,349	566,398	(29,480)	536,918
Vanguard VIF Total Stock Market Index	411,568	(150,727)	260,841	616,249	(148,213)	468,036

SA-113

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

To the Board of Directors of
Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Separate Account A of Pacific Life Insurance Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2023, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Separate Account A of Pacific Life Insurance Company as of December 31, 2023, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 28, 2024

We have served as the auditor of Separate Account A of Pacific Life Insurance Company since 1996.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Diversified Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Floating Rate Income Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Floating Rate Income Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 27, 2021 (commencement of operations) through December 31, 2021
High Yield Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Inflation Managed Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Intermediate Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from November 3, 2021 (commencement of operations) through December 31, 2021
Managed Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Short Duration Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Emerging Markets Debt Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Dividend Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Equity Index Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Focused Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Hedged Equity Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 4, 2021 (commencement of operations) through December 31, 2021
Hedged Equity Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from August 13, 2021 (commencement of operations) through December 31, 2021
Large-Cap Core Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Large-Cap Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Large-Cap Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Mid-Cap Equity Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Mid-Cap Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Mid-Cap Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Equity Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Index Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Value Advantage Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Emerging Markets Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
International Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from November 2, 2021 (commencement of operations) through December 31, 2021
International Large-Cap Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
International Small-Cap Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
International Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Health Sciences Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Real Estate Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Technology Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
ESG Diversified Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 17, 2021 (commencement of operations) through December 31, 2021
ESG Diversified Class P	For the period from January 1, 2023 through April 21, 2023	For the period from January 1, 2023 through April 21, 2023 and for the period from December 7, 2022 through December 31, 2022
ESG Diversified Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from November 16, 2021 (commencement of operations) through December 31, 2021
ESG Diversified Growth Class P	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from September 28, 2022 (commencement of operations) through December 31, 2022
PSF Avantis Balanced Allocation Class D	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
PSF Avantis Balanced Allocation Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 25, 2021 (commencement of operations) through December 31, 2021
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Pacific Dynamix - Conservative Growth Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from August 13, 2021 (commencement of operations) through December 31, 2021
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Pacific Dynamix - Moderate Growth Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from September 9, 2021 (commencement of operations) through December 31, 2021
Pacific Dynamix - Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Pacific Dynamix - Growth Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from February 19, 2021 (commencement of operations) through December 31, 2021
Portfolio Optimization Conservative Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Moderate Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco Oppenheimer V.I. International Growth Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from September 14, 2021 (commencement of operations) through December 31, 2021
Invesco Oppenheimer V.I. International Growth Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. American Value Series I	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from June 14, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Balanced-Risk Allocation Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 18, 2021 (commencement of operations) through December 31, 2021
Invesco® V.I. Balanced-Risk Allocation Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Invesco® V.I. Discovery Mid Cap Growth Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
Invesco® V.I. Equity and Income Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. EQV International Equity Series I	For the period May 26, 2023 through December 31, 2023	For the period May 26, 2023 through December 31, 2023 and for the period August 15, 2022 (commencement of operations) through September 16, 2022
Invesco® V.I. Global Real Estate Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. Global Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. Main Street Small Cap Fund® Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from August 12, 2021 (commencement of operations) through December 31, 2021
Invesco® V.I. Nasdaq 100 Buffer - September Series I	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from January 24, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Nasdaq 100 Buffer - September Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from October 12, 2021 (commencement of operations) through December 31, 2021
Invesco® V.I. Nasdaq 100 Buffer - December Series I	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from March 14, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Nasdaq 100 Buffer - December Series II	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from January 3, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Nasdaq 100 Buffer - March Series I	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from September 2, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Nasdaq 100 Buffer - March Series II	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from April 1, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Nasdaq 100 Buffer - June Series I	For the period May 18, 2023 (commencement of operations) through December 31, 2023
Invesco® V.I. Nasdaq 100 Buffer - June Series II	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from July 1, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. S&P 500 Buffer - September Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from November 11, 2021 (commencement of operations) through December 31, 2021
Invesco® V.I. S&P 500 Buffer - September Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from October 7, 2021 (commencement of operations) through December 31, 2021
Invesco® V.I. S&P 500 Buffer - December Series I	For the period May 24, 2023 (commencement of operations) through December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Invesco® V.I. S&P 500 Buffer - December Series II	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from January 3, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. S&P 500 Buffer - March Series II	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from April 1, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. S&P 500 Buffer - June Series I	For the period April 27, 2023 (commencement of operations) through December 31, 2023
Invesco® V.I. S&P 500 Buffer Fund - June Series II	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from July 1, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Technology Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 22, 2021 (commencement of operations) through December 31, 2021
American Century VP Mid Cap Value Class I	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from June 14, 2022 (commencement of operations) through December 31, 2022
American Century VP Mid Cap Value Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS American High-Income Trust Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Asset Allocation Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 7, 2021 (commencement of operations) through December 31, 2021
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Capital Income Builder® Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
American Funds IS Capital Income Builder® Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Capital World Bond Class 1	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from January 24, 2022 (commencement of operations) through December 31, 2022
American Funds IS Capital World Bond Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Capital World Growth and Income Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from August 10, 2021 (commencement of operations) through December 31, 2021
American Funds IS Capital World Growth and Income Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Global Balanced Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Global Growth Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
American Funds IS Global Growth Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Global Small Capitalization Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Growth Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 9, 2021 (commencement of operations) through December 31, 2021
American Funds IS Growth Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Growth-Income Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 27, 2021 (commencement of operations) through December 31, 2021
American Funds IS Growth-Income Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS International Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from August 27, 2021 (commencement of operations) through December 31, 2021
American Funds IS International Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS International Growth and Income Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
American Funds IS International Growth and Income Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Managed Risk Asset Allocation Class P1	For the year ended December 31, 2023	For the period from March 9, 2022 (commencement of operations) through December 31, 2023	For the year ended December 31, 2023, for the period from March 9, 2022 (commencement of operations) through December 31, 2022, and the period from June 30, 2021 (commencement of operations) through September 16, 2021
American Funds IS Managed Risk Asset Allocation Class P2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS New World Fund® Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021
American Funds IS New World Fund® Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS The Bond Fund of America Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from September 14, 2021 (commencement of operations) through December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
American Funds IS The Bond Fund of America Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS U.S. Government Securities Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from October 28, 2021 (commencement of operations) through December 31, 2021
American Funds IS U.S. Government Securities Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Washington Mutual Investors Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 15, 2021 (commencement of operations) through December 31, 2021
American Funds IS Washington Mutual Investors Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
BlackRock® Capital Appreciation V.I. Class III	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
BlackRock® Equity Dividend V.I. Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from December 7, 2021 (commencement of operations) through December 31, 2021
BlackRock® Global Allocation V.I. Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from August 13, 2021 (commencement of operations) through December 31, 2021
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
BlackRock® High Yield V.I. Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
BlackRock® S&P 500 Index V.I. Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from July 28, 2021 (commencement of operations) through December 31, 2021
BlackRock® Small Cap Index V.I. Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021
BlackRock® Total Return V.I. Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from December 7, 2021 (commencement of operations) through December 31, 2021
Delaware Ivy VIP Asset Strategy Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Delaware Ivy VIP Energy Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
DFA VA Equity Allocation Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from August 10, 2021 (commencement of operations) through December 31, 2021
DFA VA Global Bond Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 29, 2021 (commencement of operations) through December 31, 2021
DFA VA Global Moderate Allocation Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from August 10, 2021 (commencement of operations) through December 31, 2021
DFA VA International Small Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from July 8, 2021 (commencement of operations) through December 31, 2021
DFA VA International Value Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 15, 2021 (commencement of operations) through December 31, 2021
DFA VA Short-Term Fixed Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from August 11, 2021 (commencement of operations) through December 31, 2021
DFA VA US Large Value Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
DFA VA US Targeted Value Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Consumer Discretionary Initial Class	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from December 27, 2022 (commencement of operations) through December 31, 2022
Fidelity® VIP Contrafund® Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Fidelity® VIP Emerging Markets Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Energy Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Extended Market Index Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP FundsManager® 60% Investor Class	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from December 7, 2022 (commencement of operations) through December 31, 2022
Fidelity® VIP FundsManager® 60% Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Government Money Market initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 23, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Government Money Market Investor Class	For the period from August 17, 2023 (commencement of operations) through September 18, 2023
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Growth Opportunities Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from September 2, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Index 500 Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 15, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Investment Grade Bond Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from September 2, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Strategic Income Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Value Strategies Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
First Trust Dorsey Wright Tactical Core Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
First Trust Multi Income Allocation Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
First Trust/Dow Jones Dividend & Income Allocation Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Franklin Allocation VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Franklin Allocation VIP Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Franklin Income VIP Class 1	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from March 7, 2022 (commencement of operations) through December 31, 2022
Franklin Income VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Franklin Mutual Global Discovery VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Franklin Mutual Shares VIP Class 1	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from May 13, 2022 (commencement of operations) through December 31, 2022
Franklin Rising Dividends VIP Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
Franklin Rising Dividends VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Franklin Small Cap Value VIP Class 1	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from January 13, 2022 (commencement of operations) through December 31, 2022
Franklin Small-Mid Cap Growth VIP Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from July 28, 2021 (commencement of operations) through December 31, 2021
Franklin Strategic Income VIP Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from December 30, 2021 (commencement of operations) through December 31, 2021
Templeton Foreign VIP Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from October 19, 2021 (commencement of operations) through December 31, 2021
Templeton Global Bond VIP Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
Templeton Global Bond VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Goldman Sachs VIT Large Cap Value Institutional Shares	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from April 6, 2022 (commencement of operations) through December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Goldman Sachs VIT Mid Cap Value Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 15, 2021 (commencement of operations) through December 31, 2021
Goldman Sachs VIT Strategic Growth Institutional Shares	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from May 13, 2022 (commencement of operations) through December 31, 2022
Goldman Sachs VIT Trends Driven Allocation Institutional Shares	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from April 14, 2022 (commencement of operations) through December 31, 2022
Janus Henderson Balanced Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from April 8, 2021 (commencement of operations) through December 31, 2021
Janus Henderson Balanced Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Janus Henderson Enterprise Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from November 10, 2021 (commencement of operations) through December 31, 2021
Janus Henderson Flexible Bond Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
LVIP JPMorgan Core Bond Class 1 (formerly JPMorgan Insurance Trust Core Bond Class 1)	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
LVIP JPMorgan Mid Cap Value Class 1 (formerly JPMorgan Insurance Trust Mid Cap Value Class 1)	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
LVIP JPMorgan U.S. Equity Class 1 (formerly JPMorgan Insurance Trust U.S. Equity Class 1)	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
ClearBridge Variable Aggressive Growth - Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Western Asset Core Plus VIT Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Lord Abbett Total Return Class VC	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
MFS® International Growth - Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 28, 2021 (commencement of operations) through December 31, 2021
MFS® Massachusetts Investors Growth Stock - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
MFS® New Discovery Series - Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
MFS® Total Return Series - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
MFS® Utilities Series - Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 27, 2021 (commencement of operations) through December 31, 2021
MFS® Utilities Series - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
MFS® Value Series - Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 1, 2021 (commencement of operations) through December 31, 2021
MFS® Value Series - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
TOPS® Aggressive Growth ETF Class 1	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from January 5, 2022 (commencement of operations) through December 31, 2022
TOPS® Balanced ETF Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from November 10, 2021 (commencement of operations) through December 31, 2021
TOPS® Conservative ETF Class 1	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from March 25, 2022 (commencement of operations) through December 31, 2022
TOPS® Growth ETF Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from February 19, 2021 (commencement of operations) through December 31, 2021
TOPS® Managed Risk Balanced ETF Class 1	For the period June 20, 2023 (commencement of operations) through December 31, 2023
TOPS® Managed Risk Growth ETF Class 1	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from April 22, 2022 (commencement of operations) through December 31, 2022
TOPS® Moderate Growth ETF Class 1	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from September 20, 2022 (commencement of operations) through December 31, 2022
PIMCO All Asset - Advisor Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the years ended December 31, 2023, 2022, 2021, and the period from May 28, 2020 (commencement of operations) through December 31, 2020
PIMCO CommodityRealReturn® Strategy - Advisor Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
PIMCO Emerging Markets Bond - Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 27, 2021 (commencement of operations) through December 31, 2021
PIMCO Income - Advisor Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the years ended December 31, 2023, 2022, 2021, and the period from May 7, 2020 (commencement of operations) through December 31, 2020
PIMCO Long-Term U.S. Government - Institutional Class	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from January 28, 2022 (commencement of operations) through December 31, 2022
PIMCO Low Duration - Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from August 31, 2021 (commencement of operations) through December 31, 2021
PIMCO Total Return - Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
PSF Mid-Cap Growth Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
PSF PGIM Jennison Growth Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
PSF PGIM Jennison Value Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Schwab Government Money Market	For the period from January 6, 2023 through February 6, 2023		For the period from January 6, 2023 through February 6, 2023 and for the period from June 9, 2021 (commencement of operations) through July 9, 2021
Schwab S&P 500 Index	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021
Schwab VIT Balanced	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Schwab VIT Balanced with Growth	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Schwab VIT Growth	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
T. Rowe Price Blue Chip Growth - I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
T. Rowe Price Equity Income - I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 27, 2021 (commencement of operations) through December 31, 2021
T. Rowe Price Health Sciences - I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
VanEck VIP Global Resources Class S	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Vanguard® VIF Balanced	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from April 20, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Capital Growth	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Conservative Allocation	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 11, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Diversified Value	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 28, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Equity Income	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Equity Index	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from August 20, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Global Bond Index	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from August 10, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Growth	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 28, 2021 (commencement of operations) through December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Vanguard® VIF High Yield Bond	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from July 29, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF International	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Mid-Cap Index	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 3, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Moderate Allocation	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 28, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Real Estate Index	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from July 8, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Short-Term Investment-Grade	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from July 27, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Total Bond Market Index	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 16, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Total International Stock Market Index	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Total Stock Market Index	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 1, 2021 (commencement of operations) through December 31, 2021

PACIFIC LIFE INSURANCE COMPANY

Financial Statements - Statutory Basis

as of December 31, 2023 and 2022 and

for the years ended December 31, 2023, 2022 and 2021,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2023,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2023

and Independent Auditor's Report

Deloitte & Touche LLP 695 Town Center Drive Suite 1000 Costa Mesa, CA 92626 USA Tel: 714 436 7100 Fax: 714 436 7200 www.deloitte.com

INDEPENDENT AUDITOR'S REPORT

Pacific Life Insurance Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life Insurance Company (the "Company"), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2023 and 2022, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2023, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory- Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2023 audit was conducted for the purpose of forming an opinion on the 2023 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2023 are presented for purposes of additional analysis and are not a required part of the 2023 statutory- basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2023 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2023 statutory-basis financial statements as a whole.

March 19, 2024

Pacific Life Insurance Company

S T A T E M E N T S   O F   A D M I T T E D   A S S E T S,

L I A B I L I T I E S   A N D   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	December 31,
(In Millions, except share data)	2023	2022
ADMITTED ASSETS
Bonds	$76,921	$73,845
Preferred stocks	1	4
Common stocks	687	669
Mortgage loans	18,648	19,028
Real estate	120	153
Cash, cash equivalents and short-term investments	3,018	888
Contract loans	8,187	7,597
Derivatives	2,530	1,434
Securities lending reinvested collateral assets	3,096	2,828
Other invested assets	10,710	10,026
Investment income due and accrued	957	908
Net deferred tax asset	746	334
Other assets	2,038	1,965
Separate account assets	65,576	58,636

TOTAL ADMITTED ASSETS	$193,235	$178,315

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$72,346	$79,459
Liability for deposit-type contracts	22,005	18,585
Transfers to separate accounts due or accrued, net	(492)	(685)
Funds held under coinsurance	11,620	234
Other liabilities	8,965	9,213
Asset valuation reserve	1,423	1,171
Separate account liabilities	65,576	58,636
TOTAL LIABILITIES	181,443	166,613
Capital and Surplus:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Paid-in surplus	2,536	2,536
Other surplus adjustments	83	91
Special surplus adjustments	231	328
Unassigned surplus	7,457	7,129
Surplus notes	1,455	1,588
TOTAL CAPITAL AND SURPLUS	11,792	11,702

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$193,235	$178,315

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   O P E R A T I O N S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2023	2022	2021
REVENUES
Premiums and annuity considerations	$3,955	$14,298	$13,984
Net investment income	3,818	3,401	3,276
Reserve adjustments on reinsurance ceded	(526)	(450)	(677)
Separate account fees	1,329	1,324	1,365
Other income	169	157	287
TOTAL REVENUES	8,745	18,730	18,235

BENEFITS AND EXPENSES
Current and future policy benefits	7,702	15,322	16,692
Commission expense	1,078	1,057	1,000
Operating expenses	1,177	1,210	1,084
TOTAL BENEFITS AND EXPENSES	9,957	17,589	18,776

NET GAIN (LOSS) BEFORE FEDERAL INCOME TAXES	(1,212)	1,141	(541)
Federal income tax expense (benefit)	(26)	9	210

NET GAIN (LOSS) FROM OPERATIONS	(1,186)	1,132	(751)
Net realized capital gains (losses) less tax	1,237	(981)	1,612

NET INCOME	$51	$151	$861

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

(In Millions)	Common Stock	Paid-in Surplus	Other Surplus Adjustments	Special Surplus Adjustments	Unassigned Surplus	Surplus Notes	Total
BALANCES, JANUARY 1, 2021	$30	$1,836	$131	$—	$7,693	$1,674	$11,364
Net income					861		861
Change in net unrealized capital gains less tax					318		318
Change in net deferred income tax					88		88
Change in nonadmitted assets					(84)		(84)
Change in asset valuation reserve					(732)		(732)
Dividend to parent					(450)		(450)
Surplus contributed to separate accounts					(68)		(68)
Other changes in surplus in separate accounts					68		68
Other surplus adjustment for derivatives			(9)				(9)
Change in other surplus transactions					(4)	1	(3)
BALANCES, DECEMBER 31, 2021	30	1,836	122	—	7,690	1,675	11,353
Net income (loss)				254	(103)		151
Change in net unrealized capital gains (losses) less tax				74	(247)		(173)
Change in net deferred income tax					204		204
Change in nonadmitted assets					(445)		(445)
Capital contribution from parent		700					700
Change in asset valuation reserve					30		30
Surplus contributed to separate accounts					(194)		(194)
Other changes in surplus in separate accounts					194		194
Other surplus adjustment for derivatives			(31)				(31)
Net change in surplus notes						(87)	(87)
BALANCES, DECEMBER 31, 2022	30	2,536	91	328	7,129	1,588	11,702
Net income (loss)				(108)	159		51
Change in net unrealized capital gains (losses) less tax				(32)	113		81
Change in net deferred income tax					94		94
Change in nonadmitted assets					233		233
Change in asset valuation reserve					(252)		(252)
Surplus contributed to separate accounts					(198)		(198)
Other changes in surplus in separate accounts					198		198
Other surplus adjustment for derivatives			(8)				(8)
Prior period adjustment				26	(5)		21
Net change in surplus notes						(133)	(133)
Change in other surplus transactions				17	(14)		3
BALANCES, DECEMBER 31, 2023	$30	$2,536	$83	$231	$7,457	$1,455	$11,792

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$15,354	$14,258	$13,658
Net investment income	3,826	3,296	3,245
Other income	1,115	1,321	1,073
Benefits and loss related payments	(14,755)	(11,340)	(11,645)
Net transfers (to) from separate accounts	40	(285)	(261)
Commissions, expenses paid and other deductions	(2,304)	(2,190)	(1,998)
Dividends paid to policyholders	(8)	(8)	(9)
Federal income taxes (paid) recovered, net	4	358	(215)
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,272	5,410	3,848

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	6,211	8,369	8,034
Stocks	124	138	50
Mortgage loans	984	1,058	1,311
Other invested assets	5,634	2,998	2,388
Miscellaneous proceeds	2,705	2,182	2,063
Cost of investments acquired
Bonds	(9,359)	(15,342)	(15,960)
Stocks	(66)	(182)	(59)
Mortgage loans	(790)	(4,183)	(2,154)
Other invested assets	(6,232)	(6,571)	(3,280)
Miscellaneous applications	(1,986)	(2,427)	(1,881)
Net increase (decrease) in contract loans	(590)	(108)	201
NET CASH USED IN INVESTING ACTIVITIES	(3,365)	(14,068)	(9,287)
(Continued)

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2023	2022	2021
(Continued)
CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	$2,975	$7,180	$4,241
Net change in borrowed funds			(49)
Net change in surplus notes	(134)	(85)
Contribution from parent		700
Dividend to parent			(303)
Other cash provided (applied)	(618)	758	543
NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES	2,223	8,553	4,432

Net change in cash, cash equivalents and short-term investments	2,130	(105)	(1,007)
Cash, cash equivalents and short-term investments, beginning of year	888	993	2,000

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$3,018	$888	$993

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$112	$111	$100

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION FOR NON-CASH TRANSACTIONS
Bonds disposed and acquired	$629	$947	$747
Stocks disposed and acquired	184	515	27
Federal tax credits received	257	239	22
Bonds transferred to other invested assets	123	140
Mortgage loans disposed and acquired		16	104
Premium tax credits received	5	6	8
Bond interest in-kind received	1	2	4
Assets in-kind received as deposits			515
Assets in-kind received as premiums, net of amounts transferred to the separate account			245
Bond dividend paid to parent			147
Reinsurance transaction	11,349
Assets in-kind received due to sale of Pacific Asset Management, LLC	169
Bond dividend received from subsidiary			20
Bonds converted to stocks Other invested assets transferred to affiliated fund	1,043		10
Interest purchased received as premiums			7
Assets-in-kind transferred to Pacific Life & Annuity Company	49

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S - S T A T U T O R Y   B A S I S

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life Insurance Company (Pacific Life or the Company) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company. The Company is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company.

The Company and its subsidiaries have primary business operations consisting of life insurance, annuities, and reinsurance. The Company's primary business operations provide life insurance products, individual annuities and mutual funds, and offer a variety of investment products and services to individuals and businesses. The top geographic locations in the United States for statutory premiums and annuity considerations, and deposits were California, Texas, Missouri, and Florida representing 13%, 9%, 8%, and 8%, respectively, of total statutory premiums and annuity considerations, and deposits for the year ended December 31, 2023. No other jurisdiction accounted for more than 5% of the total.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the NE DOI. Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the NE DOI has the right to permit other specific practices, which deviate from prescribed practices.

The NE DOI has approved a permitted accounting practice, effective January 1, 2022, allowing the Company to calculate the policy reserves for funding agreements based on a methodology that differs from the NAIC SAP. Policy reserves for funding agreements are calculated based on Statement of Statutory Accounting Principle (SSAP) No. 52, Deposit-Type Contracts, and the reserving methodologies in Appendices A-820 and A-822 which utilizes a reference rate in the valuation interest rate calculation based on an average of a historical twelve-month period ending on June 30 of the calendar year of issue or purchase. In the permitted practice, the Company utilizes a reference rate in the valuation interest rate calculation based on the day of the funding agreement issuance which results in a policy reserve less than or equal to the NAIC SAP policy reserve.

The following table reconciles the Company's net income for the years ended December 31, 2023, 2022 and 2021 and statutory capital and surplus as of December 31, 2023 and 2022 between NAIC SAP and practices prescribed or permitted by the NE DOI:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Net income, Nebraska basis	$51	$151	$861
State permitted practices that are an increase (decrease) from NAIC SAP Change in policy reserves	21	20
Net income, NAIC SAP	$30	$131	$861

	December 31,
	2023	2022
	(In Millions)
Statutory capital and surplus, Nebraska basis	$11,792	$11,702
State permitted practices that are an increase (decrease) from NAIC SAP Change in policy reserves	37	20
Statutory capital and surplus, NAIC SAP	$11,755	$11,682

NAIC SAP and accounting practices prescribed or permitted by the NE DOI differ in certain respects, which in some cases are materially different from accounting principles generally accepted in the United States of America (U.S. GAAP) (Note 2).

In October 2022, Pacific Life announced its agreement to sell its third-party credit asset management firm, Pacific Asset Management, LLC, (PAM), whose clients include Pacific Funds Series Trust, to Aristotle Capital Management, LLC and on April 17, 2023, Pacific Life completed the sale.

On September 15, 2023, the Company signed an indemnity reinsurance agreement with Hannover Life Reassurance Company of America (Bermuda) LTD to cede risks under certain indexed universal life insurance policies issued by the Company, effective December 31, 2023. Upon inception of the agreement, the Company recognized a funds held under coinsurance balance and a reduction to aggregate reserves. See Note 9.

The Company has evaluated events subsequent to December 31, 2023 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that require adjustments to these financial statements - statutory basis.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECONCILIATION FROM ANNUAL REPORT TO THE AUDITED FINANCIAL STATEMENTS - STATUTORY BASIS

Subsequent to the filing of the Company's 2022 Annual Statement, the Company determined the balances for investment income due and accrued and aggregate write-in for liabilities included in other liabilities were not properly presented as of December 31, 2022, which resulted in the reconciliations included in the table below. There was no impact to surplus, net income, or cash flows.

	Annual Report	Change	Audited Financial Statements
		(In Millions)
Statement of Admitted Assets, Liabilities and Capital and Surplus - Statutory Basis
December 31, 2022:
Assets:
Investment income due and accrued	$1,390	($482)	$908

Total assets	178,797	(482)	178,315

Liabilities: Other liabilities	$9,929	($482)	$9,447

Total liabilities	167,095	(482)	166,613

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

In January 2024, the NAIC adopted INT 23-04T, Scottish Re Life Reinsurance Liquidation Questions (INT 23-04T), which addresses accounting and reporting for reinsurance receivables from Scottish Re's estate including impairment analysis and admissibility of reinsurance recoverables. See Note 9.

Effective August 2023, the Company adopted revisions in Interpretation 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01) that provides amendments to SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instructions for the reporting of net negative (disallowed) Interest Maintenance Reserve (IMR) which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. As detailed within the revisions, this change will be effective until December 31, 2025, and automatically nullified on January 1, 2026, but the effective date can be adjusted. Net negative (disallowed) IMR totals $18 million in aggregate and is allocated between the General Account and insulated Separate Account. The amount of negative IMR admitted in the General Account is $17 million and reported as an asset in the insulated Separate Account is $1 million. As of December 31, 2023, the calculated adjusted capital and surplus totals $11.0 billion. The percentage of admitted net negative (disallowed) IMR compared to the adjusted capital and surplus is 0.17% (total includes admitted General and Separate Account balance).

The Company attests to the following statements:

•	Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies; there have been no deviations from this statement during 2023.

•	IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with a reporting entity’s derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination.

•	Asset sales that were generating admitted negative IMR were not compelled by liquidity pressures (e.g., to fund significant cash outflows including, but not limited to excess withdrawals and collateral calls).

During the fourth quarter of 2022, the NAIC revised Interpretation 22-02, Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act – Corporate Alternative Minimum Tax (INT 22-02), that for a limited time provides a partial exception to SSAP No. 101, Income Taxes, and SSAP No. 9, Subsequent Events. Under INT 22-02, changes in estimates related to Corporate Alternative Minimum Tax (CAMT) that arise from the Inflation Reduction Act need not be recognized in the three months ended March 31, 2023 financial statements. In September 2023, the NAIC issued Inflation Reduction Act - Corporate Alternative Minimum Tax INT 23-03 (INT 23-03) which provides Corporate Alternative Minimum Tax (CAMT) reporting guidance effective for the year-end 2023 financial statements and periods thereafter. See Note 6.

Variable annuity contracts are subject to the Valuation Manual section VM-21 (VM-21). The Company determined a portion of the change in derivative fair value for derivatives hedging variable annuity guarantees that did not offset the designated portion of the VM-21 liability was not deferred during the year ended December 31, 2022. During 2023, the cumulative adjustment of $26 million, was recorded as an increase to the deferred asset, net derivative losses from variable annuity hedge, reported in other assets and an increase of $21 million, net of tax, to unassigned surplus and corresponding reallocation to variable annuity hedge reported in special surplus adjustments. In Note 5, the adjustment to the deferred asset was included in the current year deferred recognition.

During 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting issued by the Financial Accounting Standards Board. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024. The Company will continue to evaluate its options under this Interpretation through December 31, 2024.

Effective December 31, 2022, the Company adopted revisions to SSAP No. 43R, Residual Tranches, which clarified that residual tranches shall be valued at the lower of amortized cost or fair value and shall be reported as other invested assets rather than bonds on the statements of admitted assets, liabilities and capital and surplus - statutory basis. The impact of this adoption on the Company's financial statements was immaterial.

FUTURE ADOPTION OF ACCOUNTING PRINCIPLES

During 2023, the NAIC adopted new statutory accounting principal (SAP) revisions related to the principles-based bond project. These changes are primarily captured in amendments to SSAP No. 26R – Bonds and SSAP No. 43R – Loan-Backed and Structured Securities, which refine guidance for the principles-based bond project and will become effective January 1, 2025.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including loan- backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated as low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. The Company records an OTTI to fair value for common stock, preferred stock, and bonds, except for LBASS, which are written down to the present value of cash flows expected to be collected, discounted at the security's effective interest rate. The Company records an OTTI to fair value for any investment that the Company intends to sell or would be required to sell prior to recovery at a realized loss. The Company records OTTI in net realized capital gains (losses) less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued. The Company generally recognizes interest income on its impaired loans upon receipt.

Investment real estate is valued at the lower of depreciated cost or market, less related mortgage debt, cumulative write downs and valuation adjustments. Depreciation of investment real estate is computed using the straight line method over estimated useful lives, which range from 5 to 30 years. Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period. When the future estimated undiscounted cash flows are less than the current carrying value of the property (gross cost less accumulated depreciation), the property is considered impaired and is written-down to its fair value through net realized capital gains (losses) less tax.

Short-term investments are stated at amortized cost and approximate fair value. Short-term investments include, but are not limited to, bonds and commercial paper whose maturities at the time of purchase were greater than three months and less than or equal to one year. Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Other invested assets primarily consist of investments in joint ventures, hedge funds, and private equity funds. These investments include affiliated companies as well as those where the Company has minor ownership interests. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis, and OTTI is recorded in net realized capital gains (losses) less tax.

The Company applies hedge accounting as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements - statutory basis in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded. For foreign currency swaps, changes in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized capital gains (losses) less tax consistent with the hedged items.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities.

The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the IMR. Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR and amortized to net investment income over the life of the bond. Gains and losses on terminated derivative instruments that are hedging the surplus notes are recorded directly to surplus in other surplus adjustments and amortized as an increase in net investment income over the life of the surplus notes utilizing the effective interest method.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items and for hedging derivatives designated under SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, in net investment income. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The Company also applies hedge accounting as prescribed by SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees. Designated derivatives are reported at fair value and fair value fluctuations attributable to the hedged risk that offsets the current period change in the designated portion of the VM-21 reserve liability are reported in realized capital gains (losses) less tax. Fair value fluctuations attributable to the hedged risk that do not offset the current period change in the designated portion of the VM-21 reserve liability are recognized as a deferred asset (admitted) reported in other assets or other liabilities. An amount equal to the net deferred asset or liability must be allocated from unassigned surplus and presented separately as special surplus adjustments. The deferred asset or liability is amortized on a straight-line basis over a period not to exceed 10 years into net realized capital gains (losses) less tax with a corresponding reallocation from special surplus adjustments to unassigned funds (surplus). See Note 5.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold. The negative IMR of $17 million was included in other assets as of December 31, 2023. The IMR of $56 million was included in other liabilities as of December 31, 2022.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds and redeemable preferred stock is recognized on an accrual basis. Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income. Investment income from subsidiaries, controlled and affiliated (SCA) entities is described below. Interest expense on surplus notes is also recorded in net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted. Gross and admitted amounts for interest income due and accrued were $958 million and $957 million as of December 31, 2023, respectively.

Net realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

Included in common stocks and other invested assets are the Company's SCA entities in which the Company, with its affiliates, holds a voting interest of 10% or more. The Company holds no investments in SCA entities that exceed 10% of admitted assets of the Company as of December 31, 2023 and 2022.

The Company carries its wholly owned State of Arizona domiciled life insurance common stock subsidiary, Pacific Life & Annuity Company (PL&A), based on PL&A’s underlying audited statutory surplus. PL&A’s carrying value was $545 million and $474 million as of December 31, 2023 and 2022, respectively. During the years ended December 31, 2023, 2022, and 2021, the Company made capital contributions in the form of bonds of $49 million, zero, and zero, respectively, to PL&A.

The Company carries its wholly owned State of Vermont domiciled special purpose financial insurance company subsidiaries, Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) based on their underlying audited statutory surplus. However, the audited statutory surplus of PAR Vermont and PBRC both include an admitted asset based on approved practices in Vermont. Under NAIC SAP, these assets are not considered admitted assets.

Based on the nonadmission of these assets, the Company nonadmits the carrying values of PAR Vermont and PBRC for reporting. The nonadmitted carrying values of PAR Vermont and PBRC were $191 million and $130 million, respectively as of December 31, 2023. The nonadmitted carrying values of PAR Vermont and PBRC were $227 million and $187 million, respectively, as of December 31, 2022.

The Company has investments in mutual funds managed by affiliates. Investments in affiliated mutual funds are carried at fair value. See Note 4. Investments in affiliated bonds are generally valued at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies (LLCs) based on the underlying audited U.S. GAAP equity of the investee as determined in accordance with U.S. GAAP, except as otherwise disclosed below. These investments include affiliated companies as well as those where the Company has minor ownership interests. The carrying value of non-insurance SCAs where an audit was not performed are nonadmitted.

Distributions to the Company from subsidiaries, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income, with a corresponding reduction to unassigned surplus, when dividends are declared to the extent they are not in excess of undistributed accumulated earnings. Any dividends declared in excess of the undistributed accumulated earnings are recorded as a return of capital which is a reduction of the investment. Any undistributed net revenue and expense, net of tax, is recorded to unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Pacific Asset Holding LLC (PAH) is a wholly owned LLC subsidiary that invests in mortgage loans, commercial real estate properties and ventures, and other private equity investments. PAH is accounted for under SSAP No. 97 8.b.iii, Investments in Subsidiary, Controlled and Affiliated Entities, which requires it to be carried based on its audited U.S. GAAP equity, without any statutory adjustments. As of December 31, 2023 and 2022, PAH's carrying value was $4,239 million and $3,575 million, respectively. During the years ended December 31, 2023, 2022 and 2021, the Company made capital contributions of $1,061 million, $1,486 million and $292 million, respectively, to PAH. Distributions from PAH to the Company in the form of cash included in net investment income were $212 million, $115 million, and $152 million during the years ended December 31, 2023, 2022, and 2021, respectively. Distributions recorded as a return of capital were $249 million, $22 million, and $125 million during the years ended December 31, 2023, 2022, and 2021, respectively

Pacific Life Fund Advisors LLC (PLFA) is a non-life insurance LLC subsidiary 99% owned by the Company and 1% owned by PL&A. PLFA is the investment adviser for the Pacific Select Fund and the Pacific Funds Series Trust (PFST). The Pacific Select Fund is the investment vehicle provided to the Company's variable life insurance policyholders and variable annuity contract owners. PFST is the investment vehicle for the Company's mutual fund products and other funds. As a result of the sale of PAM LLC, PLFA no longer receives investment advisory fees from PFST. Distributions from PLFA to the Company in the form of cash included in net investment income for the years ended December 31, 2023, 2022 and 2021 were $98 million, $99 million and $119 million, respectively. PLFA is carried based on its underlying audited U.S. GAAP equity. As of December 31, 2023 and 2022, PLFA’s carrying value was $49 million and $45 million, respectively.

The Company carries Pacific Select Distributors, LLC (PSD), a wholly owned non-life insurance LLC broker-dealer subsidiary, based on its underlying audited U.S. GAAP equity, adjusted to a statutory basis of accounting. As of December 31, 2023 and 2022, PSD’s carrying value was $35 million and $41 million, respectively. PSD primarily serves as the distributor of registered investment- related products and services, principally variable life and annuity contracts issued by the Company and PL&A. In connection with PSD’s distribution of these variable life and annuity contracts for the Company and PL&A, the Company incurred commission expense of $486 million, $497 million and $603 million during the years ended December 31, 2023, 2022 and 2021, respectively. A service plan was adopted by the Pacific Select Fund whereby the Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $69 million, $74 million and $86 million, included in commission expense, for paying trail commissions on its behalf for the years ended December 31, 2023, 2022 and 2021, respectively. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third-party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

Pacific Global Asset Management LLC (PGAM) is a wholly owned non-insurance LLC subsidiary of the Company that serves as a holding company for Pacific Life's private equity asset management business. As of December 31, 2023 and 2022, the nonadmitted carrying value of PGAM was $23 million and $52 million, respectively. Distributions recorded as a return of capital from PGAM to the Company were $40 million, zero, and zero during the years ended December 31, 2023, 2022, and 2021, respectively.

The Company also has the following noninsurance SCA investments that are classified as SSAP No. 97, Subsidiary, Affiliated and Controlled Entities 8.b.iii entities:

	December 31, 2023				December 31, 2022
				Admitted				Admitted
	Gross		Nonadmitted	Asset	Gross		Nonadmitted	Asset
Description: (2)	Amount		Amount	Amount	Amount		Amount	Amount

	(In Millions)
Pacer Pacific Asset Floating					$38	(1)		$38
Pacific Funds ESG Core Bond Fund Adv Class					11	(1)		11
Pacific Funds ESG Core Bond Fund Class I					11	(1)		11
Pacific Funds Small-Cap Value, Advisor					8	(1)		8
Pacific Funds Ultra Short Income Class D					13	(1)		13
Pacific Funds Ultra Short Income Class I					13	(1)		13
Pacific Optimization Growth	$1	(1)		$1	1	(1)		1
Pacific Optimization Moderate	1	(1)		1	1	(1)		1
PSF ESG Diversified Growth Class I	13	(1)		13	10	(1)		10
PSF ESG Diversified Portfolio Class I	11	(1)		11	9	(1)		9
PSF Hedge Equity Portfolio Class I					15	(1)		15
Total	$26		$—	$26	$130		$—	$130

(1)	Includes NAIC Sub-2 filing types.
(2)	The Company received responses from the NAIC for all required SCA filings and no SCA investment valuations were disallowed or required to be resubmitted.

The Company is the owner and beneficiary of life insurance policies captured under SSAP No. 21, Other Admitted Assets. As of December 31, 2023 and 2022, the cash surrender value was $208 million and $171 million, respectively. As of December 31, 2023, the investments in various fund structures of the underlying life insurance policies comprise investment characteristics of 99% of stocks and 1% of cash and short-term investments. As of December 31, 2022, the investments in various fund structures of the underlying life insurance policies comprise investment characteristics of 98% of stocks 2% and of cash and short-term investments.

The Company provides certain subsidiaries and affiliates with services that are routine in nature. Fees for these services are determined using cost allocations or a negotiated basis intended to reflect market prices. The Company provides investment and administrative services for certain subsidiaries and affiliates under administrative services agreements. For the years ended December 31, 2023, 2022 and 2021, the Company received $138 million, $127 million and $114 million, respectively, for services provided to, and paid $16 million, $27 million and $10 million, respectively, for services received from certain subsidiaries and affiliates, which are included in operating expenses. As of December 31, 2023 and 2022, the Company reported $75 million and $74 million, respectively, due from other affiliated companies. It is the Company’s practice to settle these amounts no later than 90 days after the due date.

In September 2021, the Company entered into a one year agreement with Pacific Life Re International Limited (RIBM), a wholly owned indirect subsidiary of Pacific LifeCorp, to lend up to $100 million at a fixed rate of 0.7%. The agreement was terminated May 6, 2022.

In June 2022, the Company entered into a promissory note with Pacific LifeCorp to borrow up to $200 million at a variable interest rate. There were no borrowings outstanding as of December 31, 2023 and 2022. The promissory note matures on March 31, 2025.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $3.5 billion and $3.4 billion as of December 31, 2023 and 2022, respectively. Related to these contracts, the Company received $241 million, $503 million and $197 million of premiums and annuity considerations and paid $217 million, $201 million and $183 million of current and future policy benefits for the years ended December 31, 2023, 2022 and 2021, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $4.6 billion and $3.9 billion as of December 31, 2023 and 2022, respectively.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners' Reserve Valuation Method (CRVM), or other modified reserve methods. Interest rate assumptions ranged from 2.0% to 6.0%. Reserves for individual variable annuities are held in accordance with VM-21. Reserves for individual fixed annuities are maintained using the Commissioners' Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.0% to 11.3%. Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.0% to 11.3%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the statements of operations - statutory basis when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability. Interest rates credited ranged primarily from 0.3% to 8.8%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of PMHC. In addition to the Company, included in PMHC's consolidated return are the following entities: Pacific LifeCorp, PL&A, PAR Vermont, PBRC, PLFA, and Pacific Life Re Global Limited (RGBM).

The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable life and annuity contracts, as well as other single separate accounts. The Company's separate accounts without guarantees consist of the variable annuities and variable life businesses where the assets of these accounts are carried at fair value and represent legally segregated contract holder funds. A separate account liability is recorded at fair value at an amount equal to the separate account asset. The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets. Amounts charged to the separate account for mortality, surrender and expense charges are included in separate account fees in other income.

The Company has separate accounts with guarantees comprised of the group annuities business where the general account guarantees annuity payments if the separate accounts is unable to do so. Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required. The Company contractually guarantees either a minimum return or account value on these separate account products, for which liabilities have been recorded in aggregate reserves.

Separate account assets are primarily invested in mutual funds, but are also invested in bonds, mortgage loans, and hedge funds.

The variable annuities, variable universal life, and group annuities are classified as separate account products under statutory accounting principles. Variable annuities and variable universal life products are also classified as separate account products under U.S. GAAP, however, group annuities are classified as general account products under U.S. GAAP due to the investment risk being retained by the general account.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2023 and 2022, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP and accounting practices prescribed or permitted by the NE DOI (Note 1) primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, reporting surplus notes as surplus instead of debt, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS, SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value and net unrealized gains (losses) of bonds, short-term investments and cash equivalents are shown below. Short-term investments and cash equivalents as of December 31, 2023 and 2022 were $1.8 billion and $698 million, respectively. See Note 4 for information on the Company's fair value measurements.

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Losses
		(In Millions)
December 31, 2023:
U.S. Government	$1,037	$991	($46)
All other governments	663	622	(41)
U.S. states, territories, and possessions	102	91	(11)
U.S. political subdivisions of states, territories, and possessions	196	195	(1)
U.S. special revenue and special assessment obligations	2,017	1,887	(130)
Industrial and miscellaneous	54,965	50,771	(4,194)
Bank loans	2,276	2,245	(31)
Hybrid securities	23	21	(2)
LBASS:
Residential mortgage-backed securities (RMBS)	1,291	1,151	(140)
Commercial mortgage-backed securities (CMBS)	3,574	3,219	(355)
Other	12,543	12,123	(420)
Total	$78,687	$73,316	($5,371)

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Losses
		(In Millions)
December 31, 2022:
U.S. Government	$1,038	$985	($53)
All other governments	638	572	(66)
U.S. states, territories, and possessions	102	84	(18)
U.S. political subdivisions of states, territories, and possessions	213	203	(10)
U.S. special revenue and special assessment obligations	2,039	1,799	(240)
Industrial and miscellaneous	54,274	48,098	(6,176)
Bank loans	1,774	1,735	(39)
Hybrid securities	23	21	(2)
LBASS:
RMBS	1,400	1,228	(172)
CMBS	3,529	3,132	(397)
Other	9,513	8,805	(708)
Total	$74,543	$66,662	($7,881)

The book/adjusted carrying value and fair value of bonds, short-term investments and cash equivalents as of December 31, 2023, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$4,893	$4,849
Due after one year through five years	19,378	18,745
Due after five years through ten years	16,817	15,302
Due after ten years	20,191	17,927
	61,279	56,823
LBASS	17,408	16,493
Total	$78,687	$73,316

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Millions)
December 31, 2023:
U.S. Government			$640	$47	$640	$47
All other governments	$15		386	54	401	54
U.S. states, territories, and possessions			84	12	84	12
U.S. political subdivisions of states, territories, and possessions			116	6	116	6
U.S. special revenue and special assessment obligations	7		1,038	177	1,045	177
Industrial and miscellaneous	617	$10	41,604	4,563	42,221	4,573
Bank loans	824	16	578	26	1,402	42
Hybrid securities			17	4	17	4
LBASS:
RMBS	6		940	171	946	171
CMBS	355	6	2,035	356	2,390	362
Other	1,213	6	5,684	492	6,897	498
Total	$3,037	$38	$53,122	$5,908	$56,159	$5,946

December 31, 2022:
U.S. Government	$626	$32	$40	$23	$666	$55
All other governments	435	45	73	23	508	68
U.S. states, territories, and possessions	74	14	$10	$4	84	18
U.S. political subdivisions of states, territories, and possessions	150	13			150	13
U.S. special revenue and special assessment obligations	1,305	217	129	43	1,434	260
Industrial and miscellaneous	39,955	4,847	5,001	1,460	44,956	6,307
Bank loans	1,071	23	255	19	1,326	42
Hybrid securities			16	4	16	4
LBASS:
RMBS	380	29	659	174	1,039	203
CMBS	1,775	160	829	240	2,604	400
Other	5,324	411	1,907	324	7,231	735
Total	$51,095	$5,791	$8,919	$2,314	$60,014	$8,105

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary. The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The table below summarizes the OTTI by security type:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Bonds:
Industrial and miscellaneous		$13	$36
Issuer obligation	$2
Bank loans	8	1
LBASS	66	2	34
Mortgage loans	183	15
Real estate	12
Other invested assets	20	6	11
Total OTTI	$291	$37	$81

The following table presents all LBASS with an OTTI recognized during the year ended December 31, 2023, whereby the present value of cash flows expected to be collected is less than the amortized cost basis of the securities:

	Amortized Cost Before Current Period	Present Value of Projected	Recognized	Amortized Cost	Fair Value at	Date of Financial Statement When
Cusip	OTTI	Cash Flows	OTTI	after OTTI	time of OTTI	Reported
			(In Millions)
23312RAG0	$60	$49	$11	$49	$49	3/31/2023
23312RAG0	49		48			9/30/2023
23312RAJ4	3		3			9/30/2023
Total			$62

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. The following table presents the number of investments, the book/adjusted carrying value, and the fair value for bonds with an NAIC 5GI designation:

	December 31, 2023			December 31, 2022
	Number	Book/Adjusted Carrying Value	Fair Value	Number	Book/Adjusted Carrying Value	Fair Value
	(In Millions)				(In Millions)
Bank loans	1	$15	$12	1	$14	$11
LBASS	3	4	6	3	7	6
Total	4	$19	$18	4	$21	$17

Proceeds, gross gains, and gross losses recognized on sales of bonds were $1.7 billion, $3 million, and $33 million, respectively, for the year ended December 31, 2023. Proceeds, gross gains, and gross losses recognized on sales of bonds were $4.3 billion, $10 million, and $190 million, respectively, for the year ended December 31, 2022. Proceeds, gross gains, and gross losses recognized on sales of bonds were $2.4 billion, $28 million, and $11 million, respectively, for the year ended December 31, 2021.

Bonds with a book/adjusted carrying value of $6 million as of December 31, 2023 and 2022, were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The Company received prepayment penalties and acceleration of fees of $4 million, $28 million and $117 million from 97, 192 and 249 securities for the years ended December 31, 2023, 2022 and 2021, respectively.

SECURITIES LENDING

The Company participates in a securities lending program administered by an authorized financial institution whereby certain investment securities are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. With respect to securities loaned, the Company requires initial cash collateral equal to a minimum of 102% of the fair value of domestic securities loaned. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. This collateral is not restricted, and there is no collateral that extends beyond one year from December 31, 2023. The borrower of the loaned securities is permitted to sell or repledge those securities. Upon default of the borrower, the Company has the right to purchase replacement securities using the cash collateral held. Similarly, upon default of the Company, the borrower has the right to sell the loaned securities and apply the proceeds from such sale to the Company’s obligation to return the cash collateral held. As of December 31, 2023 and 2022, there were no separate accounts securities lending arrangements.

For securities lending transactions, the carrying value of securities classified as bonds and on loan as of December 31, 2023 and 2022 was $3.2 billion and $4.2 billion, respectively. The Company recorded cash collateral received of $3.1 billion and $3.8 billion as of December 31, 2023 and 2022, respectively, and established a corresponding liability for the same amount, which is included in other liabilities. As of December 31, 2023 and 2022, the Company has not sold or repledged collateral received from securities lending agreements. The Company may occasionally utilize amounts from the cash collateral for short-term liquidity for general corporate purposes. As of December 31, 2023 and 2022, zero and $1.0 billion, respectively, were utilized for general corporate purposes.

The aggregate amount of collateral reinvested broken down by the maturity date of the invested asset is as follows (In Millions):

	December 31, 2023		December 31, 2022
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Overnight and continuous
30 days or less	$1,396	$1,396	$928	$928
31-60 days			300	300
61 to 90 days	1,700	1,700	1,600	1,600
Total collateral reinvested	$3,096	$3,096	$2,828	$2,828

The Company invests the cash collateral received from its securities lending arrangements primarily into short-term investments.

To manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company reinvests in assets with a maturity date of 90 days or less.

REPURCHASE AGREEMENTS

In 2022, the Company entered into repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company sells bonds and receives cash in an amount equal to at least 102% of the estimated fair value of the bonds sold at the inception of the transaction, with a simultaneous agreement to repurchase such bonds at a future date or on demand in an amount equal to the cash initially received plus interest. The Company monitors the ratio of the cash-held to the estimated fair value of the bonds sold throughout the duration of the transaction and additional cash or securities are obtained as necessary. Bonds sold under such transactions may be sold or re-pledged by the transferee. Income and expense associated with repurchase agreements are recorded in net investment income. The repurchase agreements are both tri-party and bilateral trades. The maximum amount outstanding under repurchase agreements during the year ended December 31, 2023 was $16 million, which had a maturity time frame of overnight. The maximum amount outstanding under repurchase agreements during the year ended December 31, 2022 was $10 million, which had a maturity time frame of 2 days to 1 week. There are no amounts outstanding under these agreements as of December 31, 2023 and 2022.

The maximum fair value of securities sold outstanding under secured borrowing agreements during the years ended December 31, 2023 and 2022 were $17 million and $10 million, respectively. There were no outstanding securities sold as of December 31, 2023 and 2022.

The maximum amount of cash collateral received and securities collateral liability under secured borrowing agreements during the years ended December 31, 2023 and 2022 were $16 million and $10 million, respectively. There was no outstanding cash collateral received outstanding as of December 31, 2023 and 2022. There was no outstanding securities collateral liability outstanding as of December 31, 2023 and 2022.

REVERSE REPURCHASE AGREEMENTS

The Company invests cash collateral received into reverse repurchase agreements as part of its securities lending program. The Company requires that all reverse repurchase agreements must be collateralized by United States (U.S.) Treasury Securities, U.S. Agency Securities, U.S. Corporate bonds and/or U.S. Equities with a minimum margin of 102%. For the securities lending program, reverse repurchase agreements had a maximum maturity of 90 days and are indemnified by the Company's securities lending agent against counterparty default. When counterparty default and price movements of the collateral received present the primary risks for repurchase agreements, the Company mitigates such risks by mandating short maturities, applying proper haircuts and monitoring fair values daily.

In 2022, the Company entered into a reverse repurchase transaction commitment of $250 million with an unaffiliated financial institution. Under this agreement, the Company purchases U.S. Treasury Securities and loans cash, with a simultaneous agreement to resell such securities at a future date or on demand in an amount equal to the cash initially loaned plus interest. There were no amounts outstanding under this agreement as of December 31, 2023 and 2022. The reverse repurchase agreements used are both bilateral and tri-party trades.

The following tables present the maximum amount and ending value during and as of the periods presented of the allocation of reverse repurchase agreements by maturity (In Millions):

	Maximum Amount				Ending Balance
December 31, 2023	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Overnight and continuous	$500	$575	$600	$400	$300	$400	$300
30 days or less	3,170	2,610	2,970	1,900	1,535	1,610	1,210	$1,150
31-90 days	2,835	2,900	2,500	2,850	1,700	1,600	2,000	1,700

	Maximum Amount				Ending Balance
December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Overnight and continuous	$200	$250	$650	$200	$200		$150	$200
30 days or less	1,175	1,100	1,950	1,450	400	$250	200	200
31-90 days	2,925	3,175	2,875	4,250	2,925	2,675	2,125	1,900

The maximum and ending fair value of the bonds acquired under reverse repurchase-secured borrowings during the years 2023 and 2022 is as follows (In Millions). None of the bonds acquired were nonadmitted.

December 31, 2023	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$4,828	$4,722	$4,219	$3,906
Ending Balance	3,723	3,789	3,678	3,026

December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,800	$3,938	$4,836	$2,662
Ending Balance	3,750	3,117	2,617	2,442

The following table presents, by NAIC designation, the fair value of bonds acquired by the Company under reverse repurchase- secured borrowings as of December 31, 2023 and 2022 (In Millions):

	December 31,
	2023	2022
NAIC 1	$494	$947
NAIC 2	899	702
NAIC 3	609	242
NAIC 4	1,024	551
Total	$3,026	$2,442

The Company has not sold or acquired any securities that resulted in default.

The following tables present the aggregate allocation of collateral pledged of repurchase agreements by remaining contractual maturity (In Millions):

	December 31, 2023		December 31, 2022
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
30 days or less	$1,150	$1,150	$400	$400
31-90 days	1,700	1,700	1,900	1,900

The maximum amounts and ending balances of the cash collateral provided and recognized receivable for the return of collateral for reverse repurchase-secured borrowings during the years 2023 and 2022 is as follows (In Millions):

December 31, 2023	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,985	$3,990	$4,010	$3,710
Ending Balance	3,535	3,610	3,510	2,850

December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,850	$3,675	$3,675	$4,950
Ending Balance	3,525	2,925	2,475	2,300

The maximum amounts and ending balances of the recognized liability to return collateral for reverse repurchase-secured borrowing securities sold/acquired with cash collateral during the years 2023 and 2022 is as follows (In Millions):

December 31, 2023	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,985	$3,990	$4,010	$3,710
Ending Balance	3,535	3,610	3,510	2,850

December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,850	$3,675	$3,675	$4,950
Ending Balance	3,525	2,925	2,475	2,300

The Company did not have any transfers of financial assets accounted for as secured borrowings, excluding repurchase and reverse repurchase agreements disclosed above.

WORKING CAPITAL FINANCE INVESTMENTS

The tables below present the aggregate book/adjusted carrying value of working capital finance investments (WCFI) by designation as of December 31, 2023 and 2022.

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
December 31, 2023:		(In Millions)
WCFI Designation 1	$668		$668
WCFI Designation 2	482	$11	471
Total	$1,150	$11	$1,139

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
December 31, 2022:		(In Millions)
WCFI Designation 1	$764		$764
WCFI Designation 2	544		544
Total	$1,308	$—	$1,308

The table below presents the aggregate maturity distribution on the underlying working capital finance programs. The Company did not have any events of default on WCFI.

	Book/Adjusted Carrying Value
	December 31,
	2023	2022
	(In Millions)
Up to 180 days	$1,041	$1,256
181 to 365 days	109	52
Total	$1,150	$1,308

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2023:
Farm	7.35%	5.70%
Construction and land development	8.91%	7.81%
Commercial	8.22%	6.11%

Year Ended December 31, 2022:
Farm	6.10%	3.15%
Construction and land development	5.37%	5.37%
Commercial	7.10%	2.05%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 99% and 100% as of December 31, 2023 and 2022, respectively.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Farm	Residential	Commercial	Mezzanine	Total
December 31, 2023:			(In Millions)
Current	$947	$232	$17,042	$107	$18,328
30-59 days past due	5		32		37
60-89 days past due	4		225		229
90-179 days past due					—
180+ days past due	13		41		54
Total	$969	$232	$17,340	$107	$18,648

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$19		$936	$107	$1,062

	Farm	Residential	Commercial	Mezzanine	Total
December 31, 2022:			(In Millions)
Current	$980	$236	$17,690	$107	$19,013
30-59 days past due					—
60-89 days past due					—
90-179 days past due	2				2
180+ days past due	13				13
Total	$995	$236	$17,690	$107	$19,028

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$20		$1,110	$107	$1,237

(1)	Excluded from the Commercial amounts are mortgage loan participations where the sole participants are the Company and PL&A. The total amounts were $2.8 billion and $2.9 billion as of December 31, 2023 and 2022, respectively.

The Company's investment in impaired commercial mortgage loans was $374 million and $72 million as of December 31, 2023 and 2022, respectively. Information on the Company's impaired commercial mortgage loans is as follows:

	Years Ended December 31,
	2023	2022	2021
		(In Millions)
Impairment loss recorded	$183	$15
Average recorded investment	112	46	$20
Interest income recognized	22	4	3
Recorded investment on nonaccrual status	73
Mortgage loans derecognized as a result of foreclosure	30
Real estate collateral recognized as a result of foreclosure	30

The Company's mortgage loans finance various types of properties primarily throughout the U.S. and Canada. The geographic distributions of the mortgage loans book/adjusted carrying value were as follows (In Millions):

	December 31,		December 31,
	2023		2022
California	$4,263	California	$4,108
Illinois	1,393	Illinois	1,444
Texas	1,324	Texas	1,351
Massachusetts	1,280	Massachusetts	1,243
Washington	1,247	Washington	1,136
Georgia	881	New York	969
New York	713	Georgia	869
New Jersey	712	District of Columbia	794
Florida	678	Virginia	774
District of Columbia	634	New Jersey	719
All other	5,523	All other	5,621
Total	$18,648	Total	$19,028

As of December 31, 2023 and 2022, the largest carrying amount of one single commercial loan in California, the state with the highest geographical distribution, was $459 million or 2% and $440 million or 2% of the mortgage loan carrying value, respectively. This loan was secured by apartment buildings.

As of December 31, 2023, the largest total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $639 million and 3% of the mortgage loan carrying value. As of December 31, 2023, these loans were located in various states and were mainly secured by apartment buildings. As of December 31, 2022, the largest total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $622 million and 3% of the mortgage loan carrying value. As of December 31, 2022, these loans were located in various states and were mainly secured by apartment buildings.

For the years ended December 31, 2023, 2022 and 2021, the Company recognized in net investment income prepayment income of $4 million, $57 million and $30 million, respectively, from early pay off mortgage loans.

The Company reviews the performance and credit quality of commercial mortgage loans on an on-going basis, including loan payment delinquencies and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan's debt service coverage ratio (DCR) and loan-to-value (LTV). The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTVs greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV percentage indicates a greater excess of collateral value over the loan amount. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher LTV ratios and lower DCR. The DCR and LTV ratios are updated routinely.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern. Loans in the No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. There may be disputes between the borrower and contractors. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength. This includes troubled debt restructurings (TDR) performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or the borrower may have requested covenant relief. There may be disputes between the borrower and contractors. Loan credit profile, borrower sponsorship and/or collateral value may have declined or given cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk. Likelihood for TDR, impairment and loss is increased. This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/ or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 1 through Level 3 are placed on a watch list and monitored monthly, subject to the terms of the loan agreement. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

The following tables set forth mortgage loan credit levels as of December 31, 2023 and 2022 ($ In Millions):

					December 31, 2023
			Level 1		Level 2		Level 3
			Minimal Credit		Moderate Credit		Significant Credit
	No Credit Concern		Concern		Concern		Concern		Total
	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$969	1.50							$969	1.50
Apartment	4,955	1.58							4,955	1.58
Golf course	10	2.21	$3	0.73					13	1.84
Industrial	878	2.47							878	2.47
Lodging	973	3.19	177	1.27					1,150	2.89
Mobile home park	238	3.02							238	3.02
Office	3,465	2.02			$60	1.62	$333	1.24	3,858	1.94
Residential	39	1.87							39	1.87
Retail	2,686	1.95			225	1.34	373	0.66	3,284	1.76
Construction (1)	3,108		43		113				3,264
Total	$17,321	1.94	$223	1.26	$398	1.40	$706	0.93	$18,648	1.88

					December 31, 2022
			Level 1		Level 2		Level 3
			Minimal Credit		Moderate Credit		Significant Credit
	No Credit Concern		Concern		Concern		Concern		Total
	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$995	2.23							$995	2.23
Apartment	4,969	1.72							4,969	1.72
Golf course	41	3.64	$4	0.80					45	3.37
Industrial	828	2.24							828	2.24
Lodging	1,064	3.19	77	1.60	$160	1.12			1,301	2.85
Mobile home park	239	3.27							239	3.27
Office	4,199	2.08			60	2.98	$72	1.08	4,331	2.07
Residential	41	2.17							41	2.17
Retail	2,335	1.99	225	1.55			512	0.83	3,072	1.76
Construction (1)	3,050		42		115				3,207
Total	$17,761	2.07	$348	1.55	$335	1.63	$584	0.86	$19,028	2.01

(1)	Performance and credit quality does not consider DCRs for Construction loans. These loans are reviewed based on LTV, loan payment performance, and the construction progress and related costs for the underlying collateral project.

DEBT RESTRUCTURING

As of December 31, 2023 and 2022, the Company had investments in restructured loans and bonds of $333 million and $19 million, respectively. The realized capital losses related to these loans and bonds were zero, zero and $31 million for the years ended December 31, 2023, 2022 and 2021, respectively.

During the year ended December 31, 2023, the Company modified two mortgage loans with a total carrying value of $323 million. The Company granted two term extensions on one of the loans with a carrying value of $291 million during the year ended December 31, 2023. The first modification extended the maturity date by five months, and the second modification further extended the maturity date by two months.The loan will mature in 2024. The Company granted a term extension of four months on the other loan with a carrying value of $32 million during the year ended December 31, 2023. This loan is in the process of foreclosure. The modifications qualified as TDRs, and a total impairment loss of $38 million was recorded. There were no TDRs during the years ended December 31, 2022 and 2021.

JOINT VENTURES, PARTNERSHIPS AND LLCS

The Company does not have investments in joint ventures, partnerships and limited liability companies that exceed 10% of admitted assets of the Company as of December 31, 2023 and 2022. For impaired investments in joint ventures, partnerships and limited liability companies, the Company recorded write downs of $20 million, $5 million and $11 million on 11, 4 and 6 investments during the years ended December 31, 2023, 2022 and 2021, respectively, based upon lower estimated future cash flows.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company's financial instruments that are carried at fair value or net asset value (NAV) as of December 31, 2023 and 2022:

	Level 1	Level 2	Level 3	NAV	Total
December 31, 2023:			(In Millions)
Assets:
Bonds:
Issuer obligations			$7		$7
Preferred stocks:
Industrial and miscellaneous			1		1
Common stocks:
Industrial and miscellaneous	$51		65		116
Affiliates (1)	26				26
Total common stocks	77	—	65	—	142

Derivatives:
Foreign currency and interest rate swaps		$336			336
Equity derivatives	36		2,093		2,129
Total derivatives	36	336	2,093	—	2,465
Other invested assets			169		169
Separate account assets (2)	58,754			$1,193	59,947
Total	$58,867	$336	$2,335	$1,193	$62,731

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$857			$857
Equity derivatives			$17		17
Total	$—	$857	$17	$—	$874

	Level 1	Level 2	Level 3	NAV	Total
December 31, 2022:			(In Millions)
Assets:
Bonds:
Issuer obligations			$14		$14
LBASS			4		4
Total bonds	—	—	18	—	18
Preferred stocks:
Industrial and miscellaneous			4		4
Common stocks:
Industrial and miscellaneous			65		65
Affiliates (1)	$130				130
Total common stocks	130	—	65	—	195

Derivatives:
Foreign currency and interest rate swaps		$459			459
Equity derivatives	52		880		932
Total derivatives	52	459	880	—	1,391
Other invested assets			116		116
Separate account assets (2)	53,895			$849	54,744
Total	$54,077	$459	$1,083	$849	$56,468

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$452			$452
Equity derivatives			$3		3
Total	$—	$452	$3	$—	$455

(1) Consists of mutual funds managed by affiliated entities.

(2) Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS, PREFERRED STOCKS, COMMON STOCKS AND OTHER INVESTED ASSETS

The fair values of bonds, residual tranches (reported in Other Invested Assets), preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company's management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management's analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency, interest rate swaps, equity options and equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. The Company accounts for certain derivatives that are designated as cash flow hedges in the same manner as the hedged liability, which are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of investments in mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

The fair value of assets in the Separate Accounts in Level 2 consists of bonds based on the valuation methods described above in Bonds, Preferred Stocks, Common Stocks and Other Invested Assets. The fair value of assets in the Separate Accounts in Level 3 consist of bonds based on valuation methods described in Bonds, Preferred Stocks, Common Stocks and Other Invested Assets and mortgage loans based on the valuation method described below.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the net asset value obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, precious metals, real estate, derivatives, privately held companies and private partnerships. The redemption frequency can be daily, monthly, quarterly, semi-annually and annually. The remaining lockup period ranges from zero to 39 months as of December 31, 2023. There are no unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2023.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

						Total Gains or (Losses)
	January 1,	Transfers Into		Transfers Out		Included in	Included in				December 31,
	2023	Level 3 (1)		of Level 3 (1)		Net Income	Surplus	Purchases	Sales	Settlements	2023

	(In Millions)
Bonds
Issuer
Obligations	$14	$17	(2)	($19)	(3)		($1)			($4)	$7
LBASS	4			(4)	(2)
Preferred stocks
Industrial and
Misc	4						(3)				1
Common stocks
Industrial and
Misc	65					5		56	($59)	(2)	65
Money Market
Funds		7	(2)	($8)	(4)	1
Derivatives, net	877					727	249	1,154		(931)	2,076
Other invested
assets	116					(14)	20	168	(117)	(4)	169
Total	$1,080	$24		($31)		$719	$265	$1,378	($176)	($941)	$2,318

						Total Gains or (Losses)
	January 1,	Transfers Into		Transfers Out		Included in	Included in				December 31,
	2022	Level 3 (1)		of Level 3 (1)		Net Loss	Surplus	Purchases	Sales	Settlements	2022

	(In Millions)
Bonds
Issuer
Obligations		$25	(2)			($13)	$3			($1)	$14
LBASS	$103	40	(2)	($116)	(5)	(11)	(16)	$7		(3)	4
Preferred stocks	1						(2)	5			4
Common stocks	22					5		154	($116)		65
Derivatives, net	1,906					(672)	(333)	561		(585)	877
Other invested
assets		116	(5)								116
Total	$2,032	$181		($116)		($691)	($348)	$727	($116)	($589)	$1,080

(1) Transfers in and/or out are recognized at the end of each quarter.

(2) Transferred into/out of Level 3 due to carrying value adjustments down to fair value and reclassifications to Issuer Obligations.

(3) Transferred out of Level 3 due to changes in fair value.

(4) Transferred out of Level 3 due to changes in classification.

(5) Transferred into/out of Level 3 due to reclassification from LBASS to Other Invested Assets.

The book/adjusted carrying values and fair values of the Company's financial instruments are presented in the following table:

	December 31, 2023
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Millions)
Assets:
Bonds	$71,551	$76,921		$64,220	$7,331
Preferred stocks	1	1			1
Common stocks (1)	143	142	$77		66
Mortgage loans	16,238	18,648			16,238
Cash, cash equivalents and short-term investments	3,018	3,018	2,941	22	55
Contract loans	8,187	8,187			8,187
Derivatives, net	1,149	1,612	36	(962)	2,075
Securities lending reinvested collateral assets	3,096	3,096		3,096
Other invested assets (1)	1,523	1,563		1,323	200
Separate account assets	65,143	65,576	58,753	4,386	811	$1,193
Liabilities:
Liability for deposit-type contracts (2)	21,669	21,914		15,964	5,705
Separate account liability for deposit-type contracts	6	6			6

	December 31, 2022
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Millions)
Assets:
Bonds	$65,965	$73,845		$61,162	$4,803
Preferred stocks	4	4			4
Common stocks (1)	195	195	$130		65
Mortgage loans	16,705	19,028			16,705
Cash, cash equivalents and short-term investments	888	888	855	19	14
Contract loans	7,597	7,597			7,597
Derivatives, net	(166)	215	52	(1,095)	877
Securities lending reinvested collateral assets	2,828	2,828		2,828
Other invested assets (1)	1,643	1,692		1,496	147
Separate account assets	58,012	58,636	53,895	2,756	512	$849
Liabilities:
Liability for deposit-type contracts (2)	17,856	18,503		13,138	4,718
Separate account liability for deposit-type contracts	5	5			5

(1) Excludes investments accounted for under the equity method.

(2) Excludes deposit liabilities with no defined or contractual maturities.

The tables above exclude the following financial instruments: investment income due and accrued, derivatives collateral receivable and payable and payable for securities lending. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

FAIR VALUE MEASUREMENT

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2023 and 2022:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS (INCLUDING SECURITIES LENDING REINVESTED COLLATERAL ASSETS)

For cash and cash equivalents with maturities of three months or less from date of purchase, their fair values approximate their book/adjusted carrying values due to their short maturities. For short-term investments with maturities of one year or less from date of purchase, excluding cash equivalents and money market mutual funds, their fair values are determined using similar valuation techniques as described above for bonds. Cash equivalents that are money market mutual funds have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds. Securities lending reinvested collateral assets that are primarily reverse purchase agreements have fair values that approximate their book/adjusted carrying values due to their short maturities.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract's cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist primarily of surplus note investments held from other insurance providers and WCFIs that are NAIC rated 1 or 2. The fair values of the surplus note investments are priced by an independent pricing service as described for bonds above. The WCFIs are held at accreted book value which approximates fair value due to the short-term nature of the investment.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the fair value of liability for deposit-type contracts are: discounted cash flow methodologies using significant unobservable inputs, discounted cash flow methodologies using current market risk-free interest rates and adding a spread to reflect nonperformance risk and the use of observable inputs, such as quoted prices for identical or similar instruments from third-party pricing services. The fair value of deposit-type contracts issued at floating rates or that are short-term in nature approximate their carrying value.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

5.	DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk, collectively “market risk”, and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract, which exceeds the value of existing collateral, if any. The Company mitigates these risks through established market and credit risk limits.

The following table summarizes the notional amount, net carrying value, and fair value of the Company's derivative instruments by derivative type. Cash collateral received from or pledged to counterparties is not included in the amounts below.

	Notional Amount	Net Carrying Value	Fair Value
	(In Millions)
December 31, 2023:
Equity call options	$26,853	$2,077	$2,077
Foreign currency swaps	8,807	197	136
Interest rate swaps	9,294	(696)	(1,098)
Equity total return swaps	160	(2)	(2)
Equity futures	3,129	36	36
Total	$48,243	$1,612	$1,149

December 31, 2022:
Equity call options	$24,922	$877	$877
Foreign currency swaps	6,290	151	151
Interest rate swaps	11,018	(865)	(1,246)
Equity total return swaps	136
Equity futures	3,657	52	52
Total	$46,023	$215	($166)

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

COLLATERAL

For OTC and OTC-cleared derivatives, the Company pledges and receives cash and asset collateral. Cash collateral received from counterparties was $1.5 billion and $185 million as of December 31, 2023 and 2022, respectively. Cash collateral pledged to counterparties was $344 million and $682 million as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the Company had also accepted collateral, consisting of various securities, with a fair value of $44 million and zero, respectively, which are held in separate custodial accounts. As of December 31, 2023 and 2022, none of this collateral had been repledged.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. The Company pledged cash and assets to satisfy this collateral requirement. Cash pledged for initial margin was $36 million and $52 million as of December 31, 2023 and 2022, respectively. Assets pledged to satisfy this requirement for initial margin had a fair value of $118 million and $187 million as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the Company provided collateral in the form of various securities with a carrying value of $1.0 billion and $1.4 billion, respectively, which are included in bonds. The counterparties are permitted by contract to sell or repledge this collateral.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity call options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

The Company utilizes foreign currency interest rate swap agreements to convert floating foreign denominated liabilities to floating U.S. dollar liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.

For the years ended December 31, 2023, 2022 and 2021, $841 million, $728 million and $554 million, respectively, of option premium expense recorded in net investment income for equity options hedging indexed life insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

For the years ended December 31, 2023, 2022 and 2021, the Company recorded $30 million, $36 million and $15 million, respectively, in unrealized capital gain resulting from derivatives that no longer qualified for hedge accounting.

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company utilizes foreign currency interest rate swap agreements to convert fixed or floating foreign denominated liabilities to U.S. dollar fixed liabilities.

The Company also utilizes interest rate swaps to hedge against reinvestment risk embedded in products with long durations. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 39 years. The Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. The Company did not have cash flow hedges that have been discontinued.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company utilizes total return swaps, exchange-traded futures and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The equity put options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates. The Company utilizes total return swaps, exchange-traded equity futures and equity call options based upon market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index. These equity call option contracts involve the exchange of an upfront premium payment for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities.

Foreign currency interest rate swap agreements are used to convert foreign-denominated assets or liabilities to U.S. dollar assets or liabilities.

The average and ending fair value of derivatives not designated as hedging instruments are as follows:

	Average Fair Value		Ending Fair Value
	Years Ended December 31,		as of December 31,
	2023	2022	2023		2022
			Asset	Liability	Asset	Liability
			(In Millions)
Equity call options	$236	$184	$349		$103
Equity total return swaps	(2)	1		$2
Equity futures	44	79	36		52
Foreign currency swaps	232	210	297	121	271	$18
Interest rate swaps	(137)	(228)	29	150	39	181
Equity put options	1
Total	$374	$246	$711	$273	$465	$199

The following table summarizes the surplus and net realized capital gains (losses) impact on derivative instruments not designated as hedging instruments:

	Years Ended December 31,			Years Ended December 31,
	2023	2022	2021	2023	2022	2021
	Surplus			Net Realized Capital Gains (Losses)

	(In Millions)
Equity total return swaps	($2)	$2	($2)
Equity futures	(163)	104	15	($201)	$233	($416)
Foreign currency swaps	(80)	94	25		128	69
Interest rate swaps	(1)	3	(165)	(8)	(1,100)
Equity call options	250	(336)	(36)	164	132	769
Equity put options			(1)
Total	$4	($133)	($164)	($45)	($607)	$422

For the years ended December 31, 2023, 2022 and 2021, net losses from periodic net settlements and amortization recorded in net investment income were $271 million, $188 million and $176 million, respectively.

For equity call options with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value and equity call option fair value excluding impact of discounted future settled premiums (In Millions):

Years Ending December 31:	Premium Payments Due (1)
2024	$282
2025	50
2026	49
2027	123
Thereafter	26
Total undiscounted future settled premium commitments	$530

(1) Premium payments are expected to be made monthly, based upon current maturity date of derivative contracts.

	Years Ended December 31,
	2023	2022
	(In Millions)
Undiscounted future premium commitments	$530	$1,067
Equity call option fair value	697	774
Equity call option fair value excluding impact of discounted future settled premiums	697	774

DERIVATIVES DESIGNATED AS HEDGING UNDER SSAP NO. 108

The hedged obligation consists of a portion of the Company's guaranteed benefits on variable annuity contracts, including related minimum benefit guarantees that is sensitive to interest rate movement. Changes in interest rates impact the present value of future product cash flows (discount rate), as well as the value of the investments comprising the account value to be assessed against the guarantee. The hedged portion of the block is determined on a monthly basis based on the percentage of the economic liability being hedged.

Interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives, such as treasury futures, interest rate swaps, interest rate swaptions or treasury caps/floors. The Company entered into this hedging relationship effective January 1, 2022 and no changes have been made to the hedging strategy since inception. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2023.

The following table summarizes the scheduled amortization for the recognition of gains/losses and deferred assets and liabilities (In Millions):

Amortization Year	Deferred Assets	Deferred Liabilities
2024	$27
2025	27
2026	27
2027	27
2028 and thereafter	106
Total	$214	$—

The following table presents the rollforward of future amortization and total deferred balance (In Millions):

	December 31,
	2023	2022
Prior year total deferred balance	$328
Current year amortization	(38)	($19)
Current year deferred recognition	(76)	347
Ending deferred balance	$214	$328

The following table presents the open derivative removed from SSAP No. 108 and captured in scope of SSAP No. 86 (In Millions):

	December 31,
	2023	2022
Total derivative fair value change	$7	($26)
Change in fair value reflected as a deferred asset/liability under SSAP No. 108	(4)	24
Unrealized gain/loss recognized for derivative under SSAP No. 86	$3	($2)

The following table presents the open derivative removed from SSAP No. 86 and captured in scope of SSAP No. 108 (In Millions):

	December 31,
	2023	2022
Total derivative fair value change	$6	($271)
Unrealized gain/loss recognized prior to reclassification to SSAP No. 108		43
Fair value changes available for applicants under SSAP No. 108	$6	($228)

The Company did not have any hedging strategies no longer identified as highly effective previously captured within the scope of SSAP No. 108. The Company did not elect to terminate the hedging strategy and/or discontinue the special accounting provisions permitted within SSAP No. 108.

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of nonperformance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2023 and 2022, the Company’s financial strength ratings were above the specified level.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2023, 2022 and 2021. The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

6.	INCOME TAXES

The components of net admitted deferred tax assets are as follows:

	December 31, 2023			December 31, 2022
	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Millions)			(In Millions)
Gross deferred tax assets	$1,676	$81	$1,757	$1,118	$106	$1,224
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	1,676	81	1,757	1,118	106	1,224
Deferred tax assets nonadmitted	337		337	435		435
Net admitted deferred tax asset	1,339	81	1,420	683	106	789
Deferred tax liabilities	125	549	674	132	$323	455
Net admitted deferred tax asset (net deferred tax liability)	$1,214	($468)	$746	$551	($217)	$334
				Change during 2023
				Ordinary	Capital	Total
					(In Millions)
Gross deferred tax assets				$558	($25)	$533
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets				558	(25)	533
Deferred tax assets nonadmitted				(98)		(98)
Net admitted deferred tax asset				656	(25)	631
Deferred tax liabilities				(7)	226	219
Net admitted deferred tax asset (net deferred tax liability)				$663	($251)	$412

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2023			December 31, 2022
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)			(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	$746		$746	$334		$334
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	746		746	334		334
Adjusted gross deferred tax assets allowed per limitation threshold			1,656			1,703
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	125	$549	674	132	$323	455
Deferred tax assets admitted as the result of application of SSAP No. 101	$871	$549	$1,420	$466	$323	$789

	Change during 2023
	Ordinary	Capital	Total
	(In Millions)

Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	412		412
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	412		412
Adjusted gross deferred tax assets allowed per limitation threshold			(47)
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	(7)	$226	219
Deferred tax assets admitted as the result of application of SSAP No. 101	$405	$226	$631

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows ($ In Millions):

	December 31,
	2023	2022
Ratio percentage used to determine recovery period and threshold limitation amount	1,017%	973%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$11,037	$11,357

The impacts of tax planning strategies as of December 31, 2023 and 2022 are as follows ($ In Millions):

	December 31, 2023
	Ordinary	Capital
Adjusted gross deferred tax assets	$1,676	$81
Percent of total adjusted gross deferred tax assets	0%	0%
Net admitted adjusted gross deferred tax assets	$1,339	$81
Percent of total net admitted adjusted gross deferred tax assets	0%	0%
	December 31, 2022
	Ordinary	Capital
Adjusted gross deferred tax assets	$1,118	$106
Percent of total adjusted gross deferred tax assets	0%	0%
Net admitted adjusted gross deferred tax assets	$683	$106
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

The Company's tax planning strategies do not include the use of reinsurance as of December 31, 2023 and 2022.

Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2023	2022	2021	2023-2022	2022-2021
	(In Millions)
Federal income tax expense (benefit)	($26)	$9	$210	($35)	($201)
Federal income taxes on net capital gains (loss)	57	22	(7)	35	29
Other	5			5	—
Federal income tax expense (benefit)	$36	$31	$203	$5	($172)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows.

	December 31,
Deferred tax assets:	2023	2022	Change
Ordinary:	(In Millions)
Policyholder reserves	$753	$486	$267
Deferred acquisition costs	549	501	48
Tax credit carryforward	255	34	221
Compensation and benefits accrual	74	72	2
Fixed assets	32	11	21
Policyholder dividend accruals	2	2
Other	11	12	(1)
Total	1,676	1,118	558
Statutory valuation allowance adjustment
Nonadmitted	337	435	(98)
Admitted ordinary deferred tax assets	1,339	683	656
Capital:
Investments	81	106	(25)
Admitted capital deferred tax assets	81	106	(25)

Admitted deferred tax assets	1,420	789	631
Deferred tax liabilities:
Ordinary:
Investments	118	126	(8)
Fixed assets			—
Other	7	6	1
Total deferred tax liabilities	125	132	(7)
Capital:
Investments	549	323	226
Total	549	323	226
Deferred tax liabilities	674	455	219
Net admitted deferred tax assets	$746	$334	$412

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2023	2022	Change
	(In Millions)
Total deferred tax assets	$1,756	$1,224	$532
Total deferred tax liabilities	674	455	219
Net deferred tax asset	$1,082	$769	313
Tax effect of unrealized activities			2
Change in net deferred income tax			315
Solar energy tax credits not reflected in change in net deferred income tax			(221)
Change in net operating deferred income tax			$94

Federal income tax expense (benefit) is different from that which would be obtained by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2023	2022	2021
		(In Millions)
Provision computed at statutory rate	$1	$11	$225
Tax impact from affiliates	(3)	19	41
Benefit of NOL carryback under CARES Act			(18)
Tax impact from surplus activities	(20)	(13)
Foreign tax reclaims	5
Prior year tax adjustments	(8)
Tax credits	(18)	(17)	(21)
Taxes allocated under tax sharing agreement	(19)	(23)	(24)
Dividend received deduction	(26)	(31)	(33)
Tax impact from derivative gains (losses) from surplus	46	(112)	(43)
Other	(16)	(7)	(12)
Total statutory income tax	($58)	($173)	$115
Federal income tax expense (benefit)	$36	$31	$203
Change in net deferred income taxes	(94)	(204)	(88)
Total statutory income tax	($58)	($173)	$115

The Company has no low income housing and foreign tax credit carryforwards. The Company has a $255 million solar tax credit that originated in 2023 and will expire in 2043. The Company had no Alternative Minimum Tax credit carryforward. The Company had no adjustments of deferred tax assets (DTAs) and deferred tax liabilities (DTLs) for enacted changes in tax laws or a change in tax status. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs. The Company had no deposits under Section 6603 of the Internal Revenue Code.

The following are estimated Federal income taxes in the current and prior years that will be available for recoupment in the event of future net losses (In Millions):

	Ordinary	Capital
2023 estimated
2022		$29
2021		79

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2023.

The Company's policy is to recognize interest expense and penalties related to tax contingencies as a component of Federal and foreign income taxes. During the years ended December 31, 2023, 2022 and 2021, the Company paid an immaterial amount of interest and penalties to state tax authorities.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2018. In Q4 2023, the Company was notified that the exam for tax years ended December 31, 2019, 2020, and 2021 would commence in January 2024. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

The Inflation Reduction Act enacted on August 16, 2022 is effective January 1, 2023 and imposes a 15% CAMT on corporations with three-year average adjusted financial statement income over $1.0 billion. The CAMT is payable to the extent the CAMT liability exceeds the regular corporate income tax liability; however, any CAMT paid would be available as a credit with indefinite carryover that could reduce future regular tax in excess of CAMT.

Following the guidance of Statutory Accounting Principles Working Group INT 23-03, the Company has determined that it is a nonapplicable reporting entity as the consolidated group of corporations of which the Company is a member does not expect to be subject to the CAMT in 2023. The Company expects to be subject to the CAMT after 2023; however, the Company has not determined if it expects to be liable for the CAMT. Accordingly, the year ended December 31, 2023 financial statements - statutory basis do not include an estimated impact of the CAMT.

7.	BORROWED MONEY

The Company maintains a commercial paper program with available borrowings up to $1.0 billion and $700 million as of December 31, 2023 and December 31, 2022, respectively. There was no commercial paper debt outstanding as of December 31, 2023 and 2022. The Company maintains a $1.0 billion senior revolving credit facility available to both borrowers (the Company and Pacific LifeCorp) up to the full commitment amount with a maturity date of June 2026. This facility serves as a back-up line of credit to the commercial paper program. Interest is at variable rates. This facility had no debt outstanding as of December 31, 2023 and 2022. The revolving credit facility has certain debt covenants and the Company was in compliance with those debt covenants as of December 31, 2023.

The Company maintains a reverse repurchase line of credit with an unaffiliated financial institution. There was no debt outstanding in connection with this line of credit as of December 31, 2023 and 2022.

The Company is a member of the FHLB of Topeka. The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements, debt covenant restrictions and insurance laws and regulations. The Company's estimated maximum borrowing capacity (after taking into account required collateralization levels) was $6.0 billion and $3.5 billion as of December 31, 2023 and 2022, respectively. However, asset eligibility determination is subject to the FHLB's discretion and to the availability of qualifying assets at the Company. The Company received advances under short-term debt arrangements to provide for additional liquidity, which were accounted for as borrowed money under SSAP No. 15, Debt and Holding Company Obligations. There was no debt outstanding with the FHLB as of December 31, 2023 and 2022.

Through its membership, the Company has issued funding agreements to the FHLB in exchange for cash advances. The Company uses these funds in an investment spread strategy, consistent with its other investment spread business. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. The funding agreement liabilities are included in liability for deposit-type contracts.

The collateral pledged to the FHLB is as follows:

	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	December 31, 2023			December 31, 2022
	(In Millions)
General Account: (1)
Total collateral pledged	$8,193	$9,271	$1,424	$4,747	$5,289	$1,342
Maximum collateral pledged	8,193	9,271	1,424	4,758	5,299	1,556

(1)  In 2023, the Company entered into a Subsidiary Collateral and Security Agreement with PAH to pledge certain affiliate collateral to the FHLB on behalf of the Company.

The amount borrowed from the FHLB as of December 31, 2023 and 2022 is as follows (In Millions):

	General Account	Funding Agreement Reserves Established	General Account	Funding Agreement Reserves Established
	December 31, 2023		December 31, 2022
Debt
Funding agreements	$1,424	$1,429	$1,342	$1,347
Total	$1,424	$1,429	$1,342	$1,347

The maximum borrowing from FHLB during the years ended December 31, 2023 and 2022 is as follows (In Millions):

	General Account
	Years Ended December 31,
	2023	2022
Debt	$540	$887
Funding agreements	1,457	1,386
Total	$1,997	$2,273

The Company's debt borrowings from FHLB are not subject to prepayment obligations. The Company's funding agreements with the FHLB are subject to prepayment obligations.

The Company is required to purchase stock in FHLB of Topeka each time it receives an advance. As of December 31, 2023 and 2022, the Company held $66 million and $62 million, respectively, of FHLB of Topeka stock, primarily consisting of membership Class B stock, which is recorded in common stock. None of the membership stock is eligible for redemption.

8.	CAPITAL AND SURPLUS

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws. These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2023 statutory results, the Company could pay up to $746 million in dividends in 2024 to Pacific LifeCorp, without prior approval by the NE DOI, subject to the notification requirement. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

No dividends were paid during the years ended December 31, 2023 and 2022. During the year ended December 31, 2021, the Company paid an ordinary dividend in the form of cash and bonds to Pacific LifeCorp of $450 million.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized gains, net, as of December 31, 2023 and 2022 was $682 million and $590 million, respectively.

SURPLUS NOTES

The carrying values of surplus notes are shown below:

	December 31,
	2023	2022
	(In Millions)
1993 Surplus Notes		$134
2009 Surplus Notes	$300	300
2013 Surplus Note	406	405
2017 Surplus Notes	749	749
Total surplus notes	$1,455	$1,588

1993 Surplus Notes:

In December 1993, the Company issued Contribution Certificates, also referred to as surplus notes (1993 Surplus Notes) in the principal amount of $150 million for net cash proceeds of approximately $147 million at an interest rate of 7.90% December 2023. Interest was payable semiannually on June 30 and December 30. Prior to the maturity of these surplus notes, total interest and principal paid on a cumulative basis was $352 million and $150 million, respectively, as of December 31, 2023. Interest paid on the 1993 Surplus Notes amounted to $11 million for the years ended December 31, 2023, 2022 and 2021 respectively, and is included in net investment income. Prior to the maturity of these surplus notes, there was zero principal paid during the years ended December 31, 2022 and 2021. In December 2023, with the approval of the NE DOI, the Company repaid the full $134 million. The Company had entered into interest rate swaps converting these surplus notes to variable rate notes based upon the London Interbank Offered Rate (LIBOR). During the year ended December 31, 2011, the interest rate swaps were terminated. Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and were amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method. As of December 31, 2023, all deferred gains were amortized into income. Amortization totaled $5 million for the years ended December 31, 2023, 2022 and 2021.

The 1993 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Merrill Lynch & Co., Goldman Sachs & Co., and J.P. Morgan Securities, Inc., and were administered by JPMorgan Chase Bank.

2009 Surplus Notes:

In June 2009, the Company issued $1 billion of surplus notes at a fixed interest rate of 9.25%, maturing in June 2039 (2009 Surplus Notes). Interest is payable semiannually on June 15 and December 15. Total interest and principal paid on a cumulative basis was and $1.1 billion and $700 million, respectively, as of December 31, 2023. Interest paid on the 2009 Surplus Notes amounted to $28 million, $63 million and $36 million for the years ended December 31, 2023, 2022 and 2021, respectively, and is included in net investment income. During the year ended December 31, 2023, no principal was paid. In September 2022, with the approval of the Director of the NE DOI, the Company repurchased and retired $85 million of the 2009 Surplus Notes. There was no principal paid during the year ended December 31, 2021. The Company may redeem all or a portion of the 2009 Surplus Notes at its option, subject to the prior approval of the Director of the NE DOI for such optional redemption. The 2009 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Each payment of interest on and the repayment of principal of the 2009 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The Company had entered into interest rate swaps converting these surplus notes to variable rate notes based upon the LIBOR. During the year ended December 31, 2011, the interest rate swaps were terminated. Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and are amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method. As of December 31, 2023, total unamortized gains were $84 million. Amortization totaled $3 million for the years ended December 31, 2023, 2022 and 2021, respectively.

The 2009 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Goldman Sachs & Co., UBS Investment Bank and Wachovia Securities. U.S. Bank has been appointed as fiscal agent to act as registrar, principal paying agent and transfer agent with respect to the 2009 Surplus Notes. The 2009 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time.

2013 Surplus Note:

In January 2013, the Company issued a $500 million, 30-year surplus note to its parent, Pacific LifeCorp, at a fixed interest rate of 5.125%, with semi-annual interest payments due January 25 and July 25, maturing in January 2043 (2013 Surplus Note). Each payment of interest on and the repayment of principal of the 2013 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2013 Surplus Note is unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Total interest and principal paid on a cumulative basis was $242 million and $90 million, respectively, as of December 31, 2023. Interest paid on the 2013 Surplus Note amounted to $21 million, $20 million and $21 million for the years ended December 31, 2023, 2022 and 2021, respectively, and is included in net investment income. There was no principal paid during the years ended December 31, 2023, 2022 and 2021.

2017 Surplus Notes:

In October 2017, with the approval of the Director of the NE DOI, the Company issued $750 million of 4.3% surplus notes maturing in October 2067 (2017 Surplus Notes). The 2017 Surplus Notes accrue interest at a fixed rate of 4.3% through October 23, 2047, and thereafter until maturity at a floating rate equal to the three-month LIBOR for deposits in U.S. dollars plus 2.796%. The loan agreement contains fallback language in the event LIBOR becomes unavailable. Interest is payable semiannually on April 24 and October 24 until and including October of 2047, and thereafter quarterly on January 24, April 24, July 24 and October 24 of each year, commencing on January 24, 2048. Total interest and principal paid on a cumulative basis was $193 million and zero, respectively, as of December 31, 2023. Interest paid on the 2017 Surplus Notes amounted to $32 million for the years ended December 31, 2023, 2022 and 2021, and is included in net investment income. There was no principal paid during the years ended December 31, 2023, 2022 and 2021.

The 2017 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Barclays, Citigroup, Credit Suisse, Wells Fargo Securities, and Goldman Sachs & Co. LLC. The Company may redeem all or a portion of the 2017 Surplus Notes at its option any time on or after October 2047 at the redemption price described under the terms of the 2017 Surplus Notes subject to the prior approval of the Director of the NE DOI for such optional redemption. Each payment of interest on and the repayment of principal of the 2017 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2017 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time. The 2017 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.

9.	REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks, and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers, or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded in the statements of operations - statutory basis relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. The amounts included in revenue adjustments on reinsurance ceded primarily represent ceded current and future policy benefits, net investment income, and net realized capital gains (losses) less tax, related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2023, 2022 and 2021, premiums assumed were $1.0 billion, $1.2 billion and $2.5 billion, and premiums ceded were $12.7 billion, $2.6 billion and $1.8 billion, respectively. As of December 31, 2023 and 2022, reserve credits recorded on ceded reinsurance were $17.1 billion and $5.7 billion, respectively.

Amounts recoverable from reinsurers on paid losses, included in other assets, were $355 million and $194 million as of December 31, 2023 and 2022, respectively. Reinsurance recoveries for unpaid losses, included in other liabilities, totaled $334 million and $387 million as of December 31, 2023 and 2022, respectively.

The Company had ceded and assumed reinsurance contracts in place with Scottish Re (U.S.), Inc. (Scottish Re), a reinsurer whose financial stability deteriorated. In March 2019, Scottish Re's domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer. In July 2023, the court granted a liquidation order for Scottish Re, which terminated the reinsurance contracts as of September 30, 2023. For the year ended December 31, 2023, the Company wrote off $39 million of claims incurred and $3 million of other for uncollectible reinsurance from Scottish Re. The impairment was reported in the statements of operations - statutory basis and was reclassified from a change in nonadmitted assets on the statements of capital and surplus - statutory basis. Therefore, there was no impact on total capital and surplus as of December 31, 2023. As of December 31, 2023, timing of expected settlements of the reinsurance recoverables is not certain. The Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company's financial statements - statutory basis as of December 31, 2023.

Scottish Re's reinsurance recoverable amounts from paid claims incurred prior to the reinsurance contract cancellation and which are not in dispute were $14 million as of December 31, 2023 and are reported in other assets. Total amounts recoverable from Scottish Re's estate for claims incurred before the reinsurance contract cancellation and other amounts expected to be recovered were $2 million and $10 million, respectively, as of December 31, 2023 and were nonadmitted. The net amount owed to Scottish Re’s estate was $53 million as of December 31, 2023, consisting of $62 million of contract claims reported in other liabilities and $9 million of uncollected premiums reported in other assets.

As part of a strategic alliance, the Company reinsures risks associated with policies written by an independent producer group primarily through modified coinsurance arrangements with this producer group's reinsurance company. Premiums ceded to this producer group amounted to $423 million, $423 million and $371 million for the years ended December 31, 2023, 2022 and 2021, respectively. Direct premiums written or produced by this producer group amounted to $409 million, $319 million and $146 million for the years ended December 31, 2023, 2022 and 2021, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $2.3 billion and $2.7 billion as of December 31, 2023 and 2022, respectively. On September 15, 2023, the Company signed an indemnity reinsurance agreement with Hannover Life Reassurance Company of America (Bermuda) LTD to cede risks under certain indexed universal life insurance policies issued by the Company, effective December 31, 2023. The reinsurance will be on a coinsurance basis in respect of the Coinsurance Benefits under the Coinsured Policies and on a Yearly Renewable Term (YRT) basis in respect of the YRT Benefits under the YRT Reinsured Policies. The amount of reserve credits taken for new agreements or amendments to existing agreements, which included policies or contracts that were in force or which had existing reserves established by the Company, was $11.3 billion as of December 31, 2023.

The Company entered into a YRT reinsurance agreement with Swiss Re effective January 1, 2023, through which the Company cedes mortality risk on a certain block of permanent business.

Effective April 1, 2023, the Company entered into an agreement with Security Life of Denver Insurance Company (SLD) to recapture two coinsurance/YRT agreements ceding varying amounts of mortality risk related to specific life business. The coinsurance/YRT reserves recaptured were $354 million, reported in current and future policy benefits, and the assets received were $215 million, reported in premiums and annuity considerations.

CEDED AFFILIATED REINSURANCE

The Company cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets and third-party excess of loss reinsurance agreement or note facilities. As of December 31, 2023 and 2022, the Company’s total statutory reserve credit was $3.6 billion and $3.4 billion, respectively, which was partially supported by third-party excess of loss reinsurance agreement and note facilities.

The Company utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Polices” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s universal life products with flexible duration no lapse guarantee rider (FDNLGR) benefits. PAR Vermont and PBRC are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department). PAR Vermont and PBRC are wholly-owned subsidiaries of the Company and accredited authorized reinsurers in Nebraska. The Company cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC. Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at the Company.

The Company has reinsurance agreements with RGBM, a wholly-owned, indirect subsidiary of Pacific LifeCorp domiciled in Bermuda, through which the Company retrocedes statutory reserves for a majority of the underlying YRT treaties on a 100% coinsurance basis to RGBM.

The Company has assumed reinsurance agreements with affiliated reinsurer Pacific Life Re International Limited UK Branch (RIBM UK) through which the Company provides two longevity reinsurance solutions associated with individual annuities and pension schemes. Reserves assumed through this agreement totaled $2.7 billion and $2.1 billion as of December 31, 2023 and 2022, respectively.

The Company executed a single reinsurance agreement subject to the requirements of NAIC Actuarial Guideline 48. The reinsurance agreement with PBRC was effective January 1, 2015 and covers certain level term insurance policies and the FDNLGR benefits on certain covered policies issued from January 1, 2015 through December 31, 2019. For this reinsurance agreement, funds consisting of certain defined assets (Primary Security) in an amount at least equal to the minimum amount required of Primary Security are held by the Company as security under the reinsurance agreement on a funds withheld basis. Funds consisting of other security in an amount at least equal to the portion of the statutory reserves, as to which Primary Security is not held, are held in a trust on behalf of the Company as security under the reinsurance agreement. As of December 31, 2023 and 2022, the Company did not have any non-zero Primary Security Shortfalls.

The Company has policies issued that have been reinsured by Union Hamilton Reinsurance, Ltd., which is chartered in a country other than the U.S. that is owned in excess of 10% by a person not primarily engaged in the insurance business. Union Hamilton Reinsurance, Ltd., a Bermuda based subsidiary, which is wholly-owned by Wells Fargo & Company, provides a broad range of retail banking and brokerage, asset and wealth management, and corporate and investment banking products and services.

10.	EMPLOYEE BENEFIT PLANS

PENSION PLAN

The Company maintains a Supplemental Executive Retirement Plan (SERP) for certain eligible employees. The SERP is a non- qualified defined benefit plan. As of December 31, 2023 and 2022, the benefit obligation and total liability recognized were $80 million. The accrued benefit costs were $64 million and $62 million and the liability for pension benefits was $16 million and $18 million as of December 31, 2023 and 2022, respectively. The fair value of plan assets as of December 31, 2023 and 2022 was zero.

The following is a summary of pension benefits as of December 31, 2023 and 2022:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)

Total net periodic benefit cost	$14	$8	$9

	December 31,
	2023	2022
	(In Millions)
Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net prior service cost	$1	$1
Net recognized gains or losses	$16	$17

Weighted average assumptions are as follows:

	Years Ended December 31,
Net Periodic Benefit Costs:	2023	2022	2021
Weighted average discount rate	5.30%	2.55%	2.05%
Interest crediting rates /Pre-1994 Retiree Reimbursement Agreement (RRA) subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.00%	2.75%	2.40%

	December 31,
	2023	2022
Projected Benefit Obligations:
Weighted average discount rate	5.65%	5.30%
Interest crediting rates/Pre-1994 RRA subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.45%	5.00%

The following estimated future payments, which reflect expected future service, as appropriate, are expected to be paid for the pension and postretirement plans for the years ending December 31 (In Millions):

2024	2025	2026	2027	2028	2029 through 2033
$6	$7	$7	$8	$8	$47

POSTRETIREMENT BENEFIT PLAN

The Company provides a postretirement defined benefit health care reimbursement plan (the Plan) that provides benefits for eligible retirees and their dependents. As of December 31, 2023 and 2022, the benefit obligation and total liability recognized were $3 million and $4 million, respectively. The accrued benefit costs were $5 million and $6 million and the liability for pension benefits was ($2) million as of December 31, 2023 and 2022. The fair value of the plan assets as of December 31, 2023 and 2022 was zero. The Company reserves the right to modify or terminate the Plan at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

RETIREMENT INCENTIVE SAVINGS PLAN

The Company provides a Retirement Incentive Savings Plan (RISP) covering all eligible employees. The Company’s RISP matches 75% of each employee’s contribution, up to a maximum of 6% of eligible employee compensation. The Company’s match plus other contributions made by the Company to the RISP amounted to $51 million, $47 million and $41 million for the years ended December 31, 2023, 2022 and 2021, respectively.

OTHER PLANS

The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined quarterly. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts. As of December 31, 2023 and 2022, the deferred amounts were $166 million and $145 million, respectively. The plan was credited $11 million, $9 million and $6 million for the years ended December 31, 2023, 2022 and 2021, respectively.

11.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS AND CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

For whole life and term life policies with flat extra premium, the reserve consists of the regular standard reserve plus 50% of such extra premium. For whole life policies with a substandard rating, the reserve consists of the regular standard reserve plus an extra reserve based on an appropriate multiple of the valuation mortality table. For other policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2023 and 2022, the Company had $15.6 billion and $18.0 billion, respectively, of insurance in force for which gross premiums are less than the net premiums according to the valuation standard set by the State of Nebraska.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

The components for other reserve changes are as follows:

	Ordinary		Group		Ordinary		Group
	Life Insurance	Individual Annuities	Annuities	Total	Life Insurance	Individual Annuities	Annuities	Total
	December 31,
	2023				2022
	(In Millions)
Includes the change of separate account fair value, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves, change in CRVM expense allowances and changes in additional actuarial reserves for AGXXXVIII	$426	$10	$98	$534	$270	($27)	($166)	$77

As of December 31, 2023 and 2022, there were $14 million and $15 million, respectively, in aggregate reserves for accident and health contracts. There were no significant changes in methodology or assumptions of the reserves during the year ended December 31, 2023.

12.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

Individual Annuities:	December 31, 2023
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total
		($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$17,390		$17,390	21%
At book value less current surrender charge of 5% or more (1)	2,092		2,092	3%
At fair value		$46,795	46,795	56%
Total with market value adjustment or at fair value	19,482	46,795	66,277	80%
At book value without adjustment	10,263		10,263	12%
Not subject to discretionary withdrawal	6,942	2	6,944	8%
Total (gross: direct + assumed)	36,687	46,797	83,484	100%
Reinsurance ceded	1,766		1,766
Total (net)	$34,921	$46,797	$81,718

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$310	$310

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:	December 31, 2023
	General Account	Separate Account With Guarantees	Total	% of Total
		($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment
Not subject to discretionary withdrawal	7,966	$6,432	$14,398	100%
Total (gross: direct + assumed)	7,966	6,432	14,398	100%
Reinsurance ceded
Total (net)	$7,966	$6,432	$14,398

Deposit-type Contracts:	December 31, 2023
	General Account	Separate Account Nonguaranteed	Total	% of Total
		($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$153		$153	1%
At fair value		$6	6
Total with market value adjustment or at fair value	153	6	159	1%
At book value without adjustment	3,957		3,957	18%
Not subject to discretionary withdrawal	17,895		17,895	81%
Total (gross: direct + assumed)	22,005	6	22,011	100%
Reinsurance ceded
Total (net)	$22,005	$6	$22,011

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2023
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
		($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$17,543			$17,543	14%
At book value less current surrender charge of 5% or more (1)	2,092			2,092	2%
At fair value			$46,801	46,801	39%
Total with market value adjustment or at fair value	19,635		46,801	66,436	55%
At book value without adjustment	14,220			14,220	12%
Not subject to discretionary withdrawal	32,803	$6,432	2	39,237	33%
Total (gross: direct + assumed)	66,658	6,432	46,803	119,893	100%
Reinsurance ceded	1,766			1,766
Total (net)	$64,892	$6,432	$46,803	$118,127

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2022
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
		($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$15,932			$15,932	15%
At book value less current surrender charge of 5% or more (1)	1,510			1,510	1%
At fair value			$43,889	43,889	40%
Total with market value adjustment or at fair value	17,442		43,889	61,331	56%
At book value without adjustment	14,170			14,170	13%
Not subject to discretionary withdrawal	29,207	$4,364	2	33,573	31%
Total (gross: direct + assumed)	60,819	4,364	43,891	109,074	100%
Reinsurance ceded	1,572			1,572
Total (net)	$59,247	$4,364	$43,891	$107,502

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company's Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the NE DOI, and are provided to reconcile annuity reserves and deposit- type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2023	2022
	(In Millions)
Annual Statement:
Annuities	$42,884	$40,659
Supplementary contracts with life contingencies	3	3
Deposit-type contracts and funding agreements	22,005	18,585
Subtotal	64,892	59,247

Separate Accounts Annual Statement:
Annuities	53,229	48,251
Other contract deposit funds	6	4
Subtotal	53,235	48,255

Combined total	$118,127	$107,502

13.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves as of December 31, 2023 and 2022:

December 31, 2023	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,687	$3,160	$3,258
Universal life with secondary guarantees	5,567	5,524	8,586
Indexed universal life	128	86	108
Indexed universal life with secondary guarantees	16,244	14,715	16,015
Other permanent cash value life insurance	9,672	10,451	10,792
Variable universal life	3,666	3,630	3,796	$11,984	$11,817	$11,811
Miscellaneous reserves	1	1	2
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,282
Disability - active lives (1)			13
Disability - disabled lives			16
Miscellaneous reserves			867
Total (direct + assumed)	37,965	37,567	44,735	11,984	11,817	11,811
Reinsurance ceded			15,290
Total (net)	$37,965	$37,567	$29,445	$11,984	$11,817	$11,811

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

December 31, 2022	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,758	$3,242	$3,327
Universal life with secondary guarantees	5,548	5,516	8,418
Indexed universal life	71	42	46
Indexed universal life with secondary guarantees	14,376	13,675	14,214
Other permanent cash value life insurance	9,932	10,693	11,034
Variable universal life	3,752	3,728	3,858	$9,815	$9,678	$9,671
Miscellaneous reserves	2	2	7
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,116
Disability - active lives (1)			10
Disability - disabled lives			14
Miscellaneous reserves			879
Total (direct + assumed)	36,439	36,898	42,923	9,815	9,678	9,671
Reinsurance ceded			4,140
Total (net)	$36,439	$36,898	$38,783	$9,815	$9,678	$9,671

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health and separate accounts annual statements.

	December 31,
	2023	2022
Annual Statement:	(In Millions)
Life insurance section	$28,357	$37,723
Disability - active lives section	663	624
Disability - disabled lives section	11	10
Miscellaneous reserves section	414	426
Subtotal	29,445	38,783

Separate Accounts Annual Statement:
Life insurance section	11,811	9,671
Combined total	$41,256	$48,454

14.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2023		December 31, 2022
	Gross	Net of Loading	Gross	Net of Loading
		(In Millions)
Ordinary new business	$2	($27)	$2	($17)
Ordinary renewal	110	107	171	168
Group annuity	51	51	42	42
Total	$163	$131	$215	$193

15.	ELECTRONIC DATA PROCESSING EQUIPMENT AND SOFTWARE

Electronic data processing (EDP) equipment and non-operating software are carried at cost less accumulated depreciation and amortization and are included in other assets. The net amount of all non-operating software is nonadmitted. Depreciation and amortization expense is computed using the straight-line method over the lesser of the estimated useful life or three years for EDP equipment and five years for non-operating software. Costs incurred for the development of internal use non-operating software are capitalized and amortized using the straight-line method over the lesser of the estimated useful life or five years. Depreciation and amortization expense related to EDP equipment and non-operating software amounted to $25 million, $24 million and $22 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Net admitted EDP equipment and non-operating software consist of the following:

	December 31,
	2023	2022
	(In Millions)
EDP equipment	$37	$38
Non-operating system software	348	298
Total	385	336
Accumulated depreciation and amortization	244	231
Net	141	105
Nonadmitted	131	94
Net admitted	$10	$11

16.	SEPARATE ACCOUNTS

The Company utilizes Separate Accounts to record and account for assets and liabilities related to variable annuities, variable universal life and group annuities. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders, except to the extent of the minimum guarantees made by the Company with respect to certain Separate Accounts.

In accordance with the products recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

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As of December 31, 2023 and 2022, the Company’s Separate Accounts Annual Statement included legally insulated assets of $65.6 billion and $58.6 billion, respectively. The assets legally insulated and not legally insulated from the general account as of December 31, 2023 are attributed to the following products (In Millions):

Product	Separate Account Assets Legally Insulated	Separate Account Assets Not Legally Insulated
Variable annuities	$47,633
Variable universal life	11,985
Group annuities	5,958
Total	$65,576	$—

In accordance with the products recorded within the Separate Account, some separate account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk taken, the Separate Account paid risk charges as follows for the years ended December 31, 2023, 2022, 2021, 2020, and 2019 of $355 million, $352 million, $347 million, $300 million, and $293 million, respectively.

For the years ended December 31, 2023, 2022, 2021, 2020, and 2019, the General Account of the Company had paid $31 million, $35 million, $10 million, $15 million, and $14 million, respectively, toward the Separate Account guarantees.

The Company does not engage in securities lending transactions within the Separate Account.

The Company has Separate Accounts with guarantees comprised of the group annuities business where the General Account guarantees annuity payments if the Separate Accounts is unable to do so. Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required. The Company's Separate Accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

For the assets not measured at fair value, the following table shows the comparison of the amortized cost to the fair value and the unrealized gain (loss) that would have been recorded if the assets had been reported at fair value (In Millions):

December 31, 2023			December 31, 2022
Assets Held At Amortized Cost	Fair Value	Unrecorded Unrealized Gain (Loss)	Assets Held At Amortized Cost	Fair Value	Unrecorded Unrealized Gain (Loss)
(In Millions)
$5,957	$5,526	($431)	$4,052	$3,428	($624)

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Information regarding the separate accounts is as follows:

	Separate Accounts with Guarantees				Separate Accounts with Guarantees
	Nonindexed Guarantee				Nonindexed Guarantee
	4% or Less	More than 4%	Without Guarantees	Total	4% or Less	More than 4%	Without Guarantees	Total
	Years Ended December 31,
	2023				2022
	(In Millions)
Premiums, considerations or deposits	($4)	$2,064	$3,827	$5,886	$632	$885	$3,991	$5,508

	December 31,
	2023				2022
Reserves for accounts with assets at:	(In Millions)
Fair value			$58,613	$58,613			$53,562	$53,562
Amortized cost	$3,204	$3,228		6,432	$3,394	$970		4,364
Total reserves	$3,204	$3,228	$58,613	$65,045	$3,394	$970	$53,562	$57,926

Reserves by withdrawal characteristics: Subject to discretionary withdrawal at fair value			$58,611	$58,611			$53,560	$53,560
Not subject to discretionary withdrawal	$3,204	$3,228	2	6,434	$3,394	$970	2	4,366
Total	$3,204	$3,228	$58,613	$65,045	$3,394	$970	$53,562	$57,926

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$5,884	$5,507	$6,937
Transfers from separate accounts	5,928	5,307	6,593
Net transfers from separate accounts	(44)	200	344
Reconciling adjustments:
Net lag loss for annuities in general account only	(1)	(1)	(1)
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	($45)	$199	$343

17.	COMMITMENTS AND CONTINGENCIES

As of December 31, 2023, the Company had $1.7 billion and $13 million of outstanding mortgage loan commitments in the General Account and Separate Account, respectively, which were primarily advances available for construction loans. Construction loan advances are made during the term of the construction loan as the borrower meets certain loan advance requirements.

As of December 31, 2023, the Company had $5.5 billion of commitments to fund investments in SCA entities, joint ventures, partnerships and limited liability companies.

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As of December 31, 2023, the Company had $962 million and $37 million of outstanding contractual obligations to acquire private placement securities for the General Account and Separate Account, respectively.

The Company has an agreement with PL&A to lend up to $100 million at a variable interest rate. There was no amount outstanding as of December 31, 2023. The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company's admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $1.0 billion including any outstanding loans under other affiliate lending agreements. There were no borrowings outstanding under the facility as of December 31, 2023 and 2022.

In connection with the operations of certain subsidiaries, Pacific Life has made commitments to provide for additional capital funding as may be required. In connection with the operations of PSD, the Company made capital contributions to PSD of zero, $19 million and $19 million for the years ended December 31, 2023, 2022 and 2021, respectively. In connection with the operations of PLFA, the Company and PL&A are obligated to contribute additional capital funding as may be required according to their respective membership percentages. There were no capital contributions to PLFA for the years ended December 31, 2023, 2022 and 2021.

The Company has operating leases for office space and equipment of its primary operating centers in Newport Beach, California, Omaha, Nebraska and for its various field offices, which in most, but not all cases, are noncancelable. Rental expense, which is included in operating expenses, in connection with these leases was $12 million, $12 million and $12 million for the years ended December 31, 2023, 2022 and 2021, respectively. Aggregate minimum future commitments are as follows (In Millions):

Year Ending December 31:
2024	$12
2025	11
2026	7
2027	7
2028 and thereafter	5
Total	$42

Certain rental commitments have renewal options extending through the year 2028. Some of these renewals are subject to adjustments in future periods.

The Company entered into agreements with Pacific Life Re (Australia) Pty Limited (PLRA), RIBM and RGBM, all such entities being wholly-owned indirect subsidiaries of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRA, RIBM and RGBM, respectively. The guarantees for PLRA and RIBM are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by PLRA or RIBM and Pacific LifeCorp. PLRA, RIBM and RGBM each pay the Company a fee for their respective guarantees. Effective January 1, 2023, the Company no longer provides guarantees for the performance of certain obligations of Pacific Life Re Limited. Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse impact on the Company's financial statements - statutory basis.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company's financial statements - statutory basis. The Company believes adequate provision has been made in its financial statements - statutory basis for all probable and reasonably estimable losses for litigation claims against the Company, if any.

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CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Rev. Rul. 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company's financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not historically made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, the Company may record a contingent reserve for such matters. Management believes that Company liabilities related to such matters are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

The Company issues synthetic guaranteed interest contracts to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans and 529 plans. The plan uses the contract in its stable value fixed income option. The Company receives a fee for providing book value accounting for the plan’s stable value fixed income option. In the event that plan participant elections exceed the fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the fair value of the assets, then the Company is required to pay the plan the difference between book value and fair value. The Company mitigates the investment risk through pre-approval and compliance monitoring of the investment guidelines, and contractual provisions including the credited rate reset formula that reflects the actual investment and cash flow experience of the underlying plan.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2023 and 2022, the estimated liability was $4 million and $2 million, respectively. As of December 31, 2023 and 2022, the related premium tax receivable was $3 million and $2 million, respectively. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

See Note 9 for discussion of other contingencies related to reinsurance.

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Pacific Life Insurance Company

S U P P L E M E N T A L S C H E D U L E O F S E L E C T E D F I N A N C I A L D A T A
A S O F A N D F O R T H E Y E A R E N D E D D E C E M B E R 3 1 , 2 0 2 3

(In Millions)

Investment Income Earned
U.S. Government bonds	$26
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	3,339
Bonds of affiliates
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)	9
Common stocks of affiliates	3
Mortgage loans	896
Real estate	39
Contract loans	358
Cash, cash equivalents and short-term investments	78
Derivative instruments	(1,192)
Other invested assets	521
Aggregate write-ins for investment income	9
Gross Investment Income	$4,086

Real Estate Owned - Book Value Less Encumbrances	$120

Mortgage Loans - Book Value:
Farm mortgages	$969
Residential mortgages	232
Commercial mortgages	17,340
Mezzanine	107
Total Mortgage Loans	$18,648

Mortgage Loans By Standing - Book Value:
Good standing	$18,260
Good standing with restructured terms	$301
Interest overdue more than 90 days, not in foreclosure	$10
Foreclosure in process	$77

Other Long-Term Assets - Carrying Value	$10,257
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Carrying Value:
Bonds
Preferred stocks
Common stocks	$892

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Bonds and Short-Term Investments by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$5,736
Over 1 year through 5 years	29,264
Over 5 years through 10 years	20,407
Over 10 years through 20 years	9,434
Over 20 years	12,158
No maturity date
Total by Maturity	$76,999

Bonds by NAIC Designation - Statement Value: NAIC 1	$35,927
NAIC 2	36,778
NAIC 3	3,445
NAIC 4	734
NAIC 5	87
NAIC 6	28
Total by NAIC Designation	$76,999

Total Bonds Publicly Traded	$34,020
Total Bonds Privately Traded	$42,979
Preferred Stocks - Statement Value	$1
Common Stocks - Unaffiliated - Fair Value	$116
Common Stocks - Affiliated - Fair Value	$26
Common Stocks - Subsidiaries - Statement Value	$866
Short-term Investments - Carrying Value	$77
Options, Caps & Floors Owned - Statement Value	$2,077
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	($501)
Futures Contracts Open - Current Value	$152
Cash Equivalents	$1,688
Cash on Deposit	$1,253

Life Insurance In Force:
Industrial
Ordinary	$542,428
Credit Life
Group Life	$14

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$44

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$16,548
Credit Life

70

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit	$17
Income Payable	$1
Ordinary - Involving Life Contingencies
Income Payable
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$1,047
Deferred - Fully Paid Account Balance	$27,029
Deferred - Not Fully Paid - Account Balance	$60

Group
Amount of Income Payable	$1,035
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Other	$8
Group
Credit

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$21,964
Dividend Accumulations - Account Balance	$23

71

Claim Payments 2023:
Group Accident and Health - Year Ended December 31, 2023 2023
2022
2021
2020
2019
Prior

Other Accident and Health
2023	$8
2022
2021
2020
2019
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves 2023
2022
2021
2020
2019
Prior

72

Pacific Life Insurance Company

S U P P L E M E N T A L S U M M A R Y I N V E S T M E N T S C H E D U L E
D E C E M B E R 3 1 , 2 0 2 3

($ In Millions)

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total	Percentage
Long-term bonds:
U.S. Governments	$804	0.647%	$804		$804	0.649%
All other governments	663	0.534%	663		663	0.535%
U.S. states, territories, and possessions, etc., guaranteed	102	0.082%	102		102	0.082%
U.S. political subdivisions of states, territories, and possessions, guaranteed	203	0.163%	203		203	0.164%
U.S. special revenue and special assessment obligations, etc., non-guaranteed	2,312	1.861%	2,312		2,312	1.866%
Industrial and miscellaneous	70,580	56.793%	70,580		70,580	56.957%
Hybrid securities	33	0.026%	33		33	0.026%
Unaffiliated bank loans	2,224	1.790%	2,224		2,224	1.795%
Total long-term bonds	76,921	61.896%	76,921	—	76,921	62.074%

Preferred stocks:
Industrial and miscellaneous (unaffiliated)	1	0.001%	1		1	0.001%
Total preferred stocks	1	0.001%	1	—	1	0.001%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	68	0.053%	66		66	0.053%
Parent, subsidiaries and affiliates publicly traded	23	0.018%	23		23	0.018%
Parent, subsidiaries and affiliates other	866	0.699%	547		547	0.442%
Mutual funds	51	0.041%	51		51	0.041%
Total common stocks	1,008	0.811%	687	—	687	0.554%

(Continued)

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

73

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total	Percentage
Mortgage loans:
Farm mortgages	$969	0.780%	$969		$969	0.782%
Residential mortgages	232	0.186%	232		232	0.187%
Commercial mortgages	17,340	13.953%	17,340		17,340	13.993%
Mezzanine real estate loans	107	0.086%	107		107	0.086%
Total mortgage loans	18,648	15.005%	18,648	—	18,648	15.048%

Real estate:
Properties occupied by company	76	0.061%	76		76	0.061%
Properties held for production of income	44	0.035%	44		44	0.035%
Total real estate	120	0.096%	120	—	120	0.096%

Cash, cash equivalents, and short-term investments:
Cash	1,253	1.008%	1,253		1,253	1.011%
Cash equivalents	1,688	1.359%	1,688	$3,096	4,784	3.861%
Short-term investments	77	0.062%	77		77	0.062%
Total cash, cash equivalents, and short-term investments	3,018	2.429%	3,018	3,096	6,114	4.934%

Contract loans	8,187	6.589%	8,187		8,187	6.607%
Derivatives	2,530	2.036%	2,530		2,530	2.042%
Receivables for securities**	106	0.085%	106		106	0.085%
Securities lending	3,096	2.491%	3,096
Other invested assets	10,640	8.561%	10,604		10,604	8.559%
Total invested assets	$124,275	100.000%	$123,918	$3,096	$123,918	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

**Included in Other invested assets in the Annual Statement.

Pacific Life Insurance Company

S U P P L E M E N T A L S C H E D U L E O F I N V E S T M E N T R I S K I N T E R R O G A T O R I E S
D E C E M B E R 3 1 , 2 0 2 3

The Company's total admitted assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) was $127.7 billion as of December 31, 2023.

1.	The 10 largest exposures to a single issuer/borrower/investment as of December 31, 2023, are as follows:

		Percentage of Total
	(In Millions)	Admitted Assets
Commercial loan (Mortgage Loan)	$639	0.5%
Commercial loan (Mortgage Loan)	585	0.5%
Commercial loan (Mortgage Loan)	550	0.4%
Commercial loan (Mortgage Loan)	546	0.4%
Pacific Life & Annuity Company (Common Stock) (Subsidiary)	545	0.4%
Commercial loan (Mortgage Loan)	474	0.4%
Commercial loan (Mortgage Loan)	459	0.4%
Commercial loan (Mortgage Loan)	440	0.3%
Commercial loan (Mortgage Loan)	407	0.3%
Commercial loan (Mortgage Loan)	382	0.3%

2.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation as of December 31, 2023, are as follows:

	(In Millions)	Percentage of Total Admitted Assets		(In Millions)	Percentage of Total Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$35,927	28.1%	NAIC 1
NAIC 2	36,778	28.8%	NAIC 2
NAIC 3	3,445	2.7%	NAIC 3
NAIC 4	734	0.6%	NAIC 4
NAIC 5	87	0.1%	NAIC 5
NAIC 6	28	0.0%	NAIC 6	$1	0.0%

3.	Assets held in foreign investments as of December 31, 2023, totaled $21.5 billion, which represents 16.8% of Total Admitted Assets.

a.	The aggregate foreign investment exposure, categorized by NAIC sovereign designation as of December 31, 2023, is as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$19,396	15.2%
Countries designated NAIC 2	1,536	1.2%
Countries designated NAIC 3 or below	539	0.4%

b.	The largest foreign investment exposures in a single country, categorized by the country’s NAIC sovereign designation as of December 31, 2023, are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: Cayman Islands	$5,799	4.5%
Country: United Kingdom (Great Britain)	3,728	2.9%
Countries designated NAIC 2
Country: Mexico	444	0.3%
Country: India	275	0.2%
Countries designated NAIC 3 or below
Country: Colombia	181	0.1%
Country: Brazil	80	0.1%

c.	The aggregate unhedged foreign currency exposure as of December 31, 2023, totaled $270 million, which represents 0.2% of Total Admitted Assets.

d.	The aggregate unhedged foreign currency exposure categorized by country’s NAIC sovereign designation as of December 31, 2023 is as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$270	0.2%

e.	The largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation as of December 31, 2023 are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1 Country: Switzerland	$89	0.1%
Country: United Kingdom (Great Britain)	80	0.1%

f.	The 10 largest non-sovereign (i.e., non-governmental) foreign issues as of December 31, 2023 are as follows:

NAIC Designation	Issuer	(In Millions)	Percentage of Total Admitted Assets
1.G FE/2.A FE/2.C FE	BNP Paribas	$278	0.2%
1.G FE	Anheuser-Busch Companies Inc	222	0.2%
1.E FE/2.A FE/2.B FE	Groupe BPCE	214	0.2%
1.E FE/2.A FE	Barclays Bank PLC	205	0.2%
1.E FE/1.G FE	UBS A.G.	193	0.2%
1.D FE/1.G FE/2.A FE	Credit Agricole SA/London	184	0.1%
2.B FE/2.C FE	Societe Generale	170	0.1%
1.G FE/2.A FE/2.C FE	HSBC Holdings PLC	158	0.1%
1.E FE/1.G FE/2.A FE	Lloyds TSB Bank Group PLC	155	0.1%
1.E FE/1.G FE	Mitsubishi UFJ Financial Group	153	0.1%

4.	The aggregate amount and percentage of Total Admitted Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of Total Admitted Assets as of December 31, 2023.

5.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets as of December 31, 2023.

6.	The amounts and percentages of Total Admitted Assets held in the largest 10 equity interests as of December 31, 2023 are as follows:

Issuer	(In Millions)	Percentage of Total Admitted Assets
Pacific Asset Holdings, LLC	$4,239	3.3%
Pacific Life & Annuity Co	545	0.4%
Pacific Private Equity Opportunities Fund III, L.P.	385	0.3%
Pacific Private Equity Opportunities Fund IV, L.P.	381	0.3%
Pacific Private Equity Fund II LP	288	0.2%
Pacific Private Equity Opportunities Fund V, L.P.	186	0.1%
Pacific Private Credit Fund IV, L.P.	179	0.1%
Pacific Co-Invest Opportunities Fund II L.P.	142	0.1%
Pacific Private Credit Fund V, L.P.	129	0.1%
Pacific Private Credit Fund III, L.P.	113	0.1%

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets as of December 31, 2023.

a.	The 10 largest fund managers as of December 31, 2023 are as follows:

	Total Invested	Diversified
Fund Manager	(In Millions)
Aristotle	$268	$268
Carbon VII GP LLC	109	109
Manulife Investment Management	90	90
CRSEF Lux GP. S.A.R.L.	77	77
Avanath AH Renaissance GP LLC	73	73
Montana Capital Partners AG	71	71
Brookfield Real Estate Finance Fund VI GP	68	68
Churchill Stateside	66	66
Astorg Asset Management, S.A R.L.	65	65
OPEP VIII General Partner, L.P.	65	65

8.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets as of December 31, 2023.

9.	The amounts and percentages of Total Admitted Assets held in mortgage loans as of December 31, 2023 are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties as of December 31, 2023 are as follows:

Type (Residential, Commercial, Agricultural)	(In Millions)	Percentage of Total Admitted Assets
Commercial loan	$550	0.4%
Commercial loan	459	0.4%
Commercial loan	407	0.3%
Commercial loan	375	0.3%
Commercial loan	360	0.3%
Commercial loan	345	0.3%
Commercial loan	335	0.3%
Commercial loan	333	0.3%
Commercial loan	332	0.3%
Commercial loan	332	0.3%

10.	The amounts and percentages of Total Admitted Assets held in the following categories of mortgage loans as of December 31, 2023 are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Construction loans	$3,264	2.6%
Mortgage loans over 90 days past due	10	0.0%
Mortgage loans in the process of foreclosure	77	0.1%
Mortgage loans foreclosed	30	0.0%
Restructured mortgage loans	301	0.2%

11.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2023 are as follows:

	(In Millions)	Percentage of Total Admitted Assets	(In Millions)	Percentage of Total Admitted Assets	(In Millions)	Percentage of Total Admitted Assets
	Residential:		Commercial:		Agricultural:
Above 95%			$374	0.3%
91% to 95%
81% to 90%
71% to 80%			482	0.4%	$1	0.0%
Below 70%	$232	0.2%	16,591	13.0%	968	0.8%

12.	Assets held in real estate are less than 2.5% of Total Admitted Assets as of December 31, 2023.

13.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets as of December 31, 2023.

14.	The amounts and percentages of Total Admitted Assets subject to the following types of agreements as of December 31, 2023 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2023	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Securities lending agreements	$3,096	2.4%	$4,190	$4,167	$3,962

15.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2023, are as follows ($ In Millions):

	December 31, 2023	Percentage of Total Admitted Assets	December 31, 2023	Percentage of Total Admitted Assets
	Owned:		Written:
Hedging	$2,077	1.6%

16.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards as of December 31, 2023 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2023	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$360	0.3%	$347	$360	$354

17.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts as of December 31, 2023 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2023	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$152	0.1%	$256	$160	$173

Pacific Life Insurance Company

S U P P L E M E N T A L S C H E D U L E O F R E I N S U R A N C E D I S C L O S U R E S
D E C E M B E R 3 1 , 2 0 2 3

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2023 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2023 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.